                                                                  April 30, 2018



             PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS

           ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY ("METLIFE")
This Prospectus describes individual and group Preference Plus Account Contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities"). We no longer offer the Deferred Annuities and Income Annuities. However, Contract Owners and participants may continue to make additional purchase payments and new participants may enroll under any issued group Contract.

You decide how to allocate your money among the various available investment choices. The investment choices available to You are listed in the Contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and Divisions (Divisions may be referred to as "Investment Divisions" in the Contract and marketing materials) available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Brighthouse Funds Trust I ("Brighthouse Trust I"), Portfolios of the Brighthouse Funds Trust II ("Brighthouse Trust II") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


AMERICAN FUNDS(R)
     American Funds Bond Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     American Funds(R) Balanced Allocation Portfolio
     American Funds(R) Growth Allocation Portfolio
     American Funds(R) Moderate Allocation Portfolio
     Brighthouse Asset Allocation 100 Portfolio
     Brighthouse/Franklin Low Duration Total Return Portfolio
     Brighthouse/Wellington Large Cap Research Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio

     Harris Oakmark International Portfolio

     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     MFS(R) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

  Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
    Portfolio)

BRIGHTHOUSE FUNDS TRUST II
     Baillie Gifford International Stock Portfolio

     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     Brighthouse Asset Allocation 20 Portfolio
     Brighthouse Asset Allocation 40 Portfolio
     Brighthouse Asset Allocation 60 Portfolio
     Brighthouse Asset Allocation 80 Portfolio
     Brighthouse/Artisan Mid Cap Value Portfolio
     Brighthouse/Wellington Balanced Portfolio
     Brighthouse/Wellington Core Equity Opportunities Portfolio
     Frontier Mid Cap Growth Portfolio
     Jennison Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife Aggregate Bond Index Portfolio
     MetLife Mid Cap Stock Index Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     Neuberger Berman Genesis Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

     Western Asset Management U.S. Government Portfolio

  Certain Portfolios have been subject to a change. Please see Appendix C -- "Additional Information Regarding the Portfolios."

DEFERRED ANNUITIES AVAILABLE:
   o    Non-Qualified
   o    Traditional IRA
   o    Roth IRA
   o    SIMPLE IRA
   o    SEP IRA

INCOME ANNUITIES AVAILABLE:
   o    Non-Qualified
   o    Traditional IRA
   o    Roth IRA
   o    SIMPLE IRA
   o    SEP IRA


An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:

   o    a bank deposit or obligation;
   o    federally insured or guaranteed; or
   o    endorsed by any bank or other financial institution.

HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, Income Annuities and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated April 30, 2018. The SAI is incorporated by reference into and is therefore considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 70 of this Prospectus. To view or download the SAI, go to our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342
Phone: 800-638-7732

The Securities and Exchange Commission has a website (http://www.sec.gov), which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.



                        PROSPECTUS DATED APRIL 30, 2018

                               TABLE OF CONTENTS






                                                       PAGE
                                                    ---------
IMPORTANT TERMS YOU SHOULD KNOW.................... A-PPA-3
TABLE OF EXPENSES.................................. A-PPA-5
ACCUMULATION UNIT VALUES TABLE..................... A-PPA-10
METLIFE............................................ A-PPA-11
METROPOLITAN LIFE SEPARATE ACCOUNT E............... A-PPA-11
VARIABLE ANNUITIES................................. A-PPA-11
A Deferred Annuity................................. A-PPA-12
Non-Natural Persons as Owners or Beneficiaries..... A-PPA-12
An Income Annuity.................................. A-PPA-12
YOUR INVESTMENT CHOICES............................ A-PPA-12
Investment Choices Which Are Fund of Funds......... A-PPA-16
Additional Information About the Portfolios........ A-PPA-16
Certain Payments We Receive with Regard to the
  Portfolios....................................... A-PPA-17
Portfolio Selection................................ A-PPA-18
DEFERRED ANNUITIES................................. A-PPA-18
The Deferred Annuity and Your Retirement Plan...... A-PPA-18
Automated Investment Strategies.................... A-PPA-18
Purchase Payments.................................. A-PPA-19
  Allocation of Purchase Payments.................. A-PPA-20
  Automated Purchase Payments...................... A-PPA-20
  Electronic Applications.......................... A-PPA-20
  Limits on Purchase Payments...................... A-PPA-20
The Value of Your Investment....................... A-PPA-21
Transfers.......................................... A-PPA-21
Restrictions on Transfers.......................... A-PPA-22
Access To Your Money............................... A-PPA-24
  Systematic Withdrawal Program.................... A-PPA-24
  Minimum Distribution............................. A-PPA-25
Annual Contract Fee................................ A-PPA-25
Charges............................................ A-PPA-25
  Insurance-Related or Separate Account Charge..... A-PPA-26
  Investment-Related Charge........................ A-PPA-26
Premium and Other Taxes............................ A-PPA-26
Early Withdrawal Charges........................... A-PPA-26
  When No Early Withdrawal Charge Applies.......... A-PPA-27
  When A Different Early Withdrawal Charge
    May Apply...................................... A-PPA-28
Free Look.......................................... A-PPA-29
Death Benefit...................................... A-PPA-29
Pay-Out Options (or Income Options)................ A-PPA-31
INCOME ANNUITIES................................... A-PPA-31
Income Payment Types............................... A-PPA-32
Minimum Size of Your Income Payment................ A-PPA-33
Allocation......................................... A-PPA-33
The Value of Your Income Payments.................. A-PPA-33
Reallocations...................................... A-PPA-35


                                                       PAGE
                                                    ---------
Restrictions on Transfers.......................... A-PPA-36
Contract Fee....................................... A-PPA-38
Charges............................................ A-PPA-38
  Insurance-Related or Separate Account Charge..... A-PPA-38
  Investment-Related Charge........................ A-PPA-38
Premium and Other Taxes............................ A-PPA-38
Free Look.......................................... A-PPA-39
GENERAL INFORMATION................................ A-PPA-39
Administration..................................... A-PPA-39
  Purchase Payments................................ A-PPA-39
  Confirming Transactions.......................... A-PPA-40
  Processing Transactions.......................... A-PPA-40
  By Telephone or Internet......................... A-PPA-40
  Telephone and Computer Systems................... A-PPA-41
  After Your Death................................. A-PPA-41
  Abandoned Property Requirements.................. A-PPA-41
  Misstatement..................................... A-PPA-41
  Cybersecurity.................................... A-PPA-42
  Third Party Requests............................. A-PPA-42
  Valuation -- Suspension of Payments.............. A-PPA-42
Advertising Performance............................ A-PPA-42
Changes to Your Deferred Annuity or Income
  Annuity.......................................... A-PPA-44
Voting Rights...................................... A-PPA-44
Who Sells the Deferred Annuities and Income
  Annuities........................................ A-PPA-45
Financial Statements............................... A-PPA-46
When We Can Cancel Your Deferred Annuity or
  Income Annuity................................... A-PPA-46
INCOME TAXES....................................... A-PPA-46
Introduction....................................... A-PPA-46
Non-Qualified Annuity Contracts.................... A-PPA-46
Accumulation....................................... A-PPA-47
Death Benefits..................................... A-PPA-48
Taxation of Payments in Annuity Form............... A-PPA-48
Qualified Annuity Contracts........................ A-PPA-50
Required Minimum Distributions..................... A-PPA-52
Additional Information regarding IRAs.............. A-PPA-53
LEGAL PROCEEDINGS.................................. A-PPA-55
APPENDIX A: PREMIUM TAX TABLE...................... A-PPA-57
APPENDIX B: ACCUMULATION UNIT VALUES FOR EACH
  DIVISION......................................... A-PPA-58
APPENDIX C: ADDITIONAL INFORMATION REGARDING
  THE PORTFOLIOS................................... A-PPA-69
APPENDIX D: TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION........................ A-PPA-70



The Deferred Annuities or Income Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, supplements to the Prospectus or any supplemental sales material we authorize.




                                    A-PPA-2

                        IMPORTANT TERMS YOU SHOULD KNOW


ACCOUNT VALUE -- When You purchase a Deferred Annuity, an account is set up for You. Your Account Value is the total amount of money credited to You under your Deferred Annuity including money in the Divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE -- With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE -- The Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your Administrative Office. The telephone number to call to initiate a request is 1-800-638-7732.

ANNUITY UNIT VALUE -- With an Income Annuity or variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR) -- Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.


CONTRACT -- A Contract is the legal agreement between You and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR -- Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period.


DIVISIONS -- Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to a Division, the Division purchases shares of a Portfolio (with the same name) within Brighthouse Trust I, Brighthouse Trust II or American Funds(R).

EARLY WITHDRAWAL CHARGE -- The Early Withdrawal Charge is an amount we deduct from your Account Value if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.


EXCHANGE -- In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


FREE LOOK -- You may cancel your Contract within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Account, if applicable) or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures, and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security



                                    A-PPA-3

Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative (where applicable) before submitting the form or request.

METLIFE -- MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT -- A Separate Account is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY -- An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.


YOU -- In this Prospectus, depending on the context, "You" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity or the participant or annuitant under certain group arrangements.


                                    A-PPA-4

                               TABLE OF EXPENSES
--------------------------------------------------------------------------------
            PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES



The following tables describe the fees and expenses You will pay when You buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges You will pay at the time You purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers/reallocations between the Divisions of your Deferred Annuity or Income Annuity. The tables do not show premium taxes (ranging from 0.5% to 3.5% which are applicable only in certain jurisdictions -- See Appendix A) and other taxes which may apply.



CONTRACT OWNER TRANSACTION EXPENSES


SALES LOAD IMPOSED ON PURCHASE PAYMENTS................................................... None
EARLY WITHDRAWAL CHARGE................................................................... Up to 7%
(as a percentage of each purchase payment funding the withdrawal during the pay-in phase)(1)
EXCHANGE FEE FOR DEFERRED ANNUITIES....................................................... None
SURRENDER FEE FOR DEFERRED ANNUITIES...................................................... None
INCOME ANNUITY CONTRACT FEE(2)............................................................ $350
TRANSFER FEE.............................................................................. None

------------
1 An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within seven years of when they were credited to your Deferred Annuity. The charge on purchase payments is calculated according to the following schedule:


 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     7%
               2                     6%
               3                     5%
               4                     4%
               5                     3%
               6                     2%
               7                     1%
          Thereafter                 0%


There are times when the Early Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, each Contract Year, You may take the greater of 10% of your Account Value or your purchase payments made over seven years ago free of Early Withdrawal Charges.

2 There is a one-time Contract Fee of $350 for Income Annuities. We do not charge this fee if You elect a pay-out option under your Deferred Annuity and You have owned your Deferred Annuity for more than two years. We are currently waiving this charge.


The second table describes the fees and expenses that You will bear periodically during the time You hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.



ANNUAL CONTRACT FEE FOR DEFERRED ANNUITIES(3).......................... None
SEPARATE ACCOUNT CHARGE(4)
(as a percentage of your average Account Value in the Separate Account)
General Administrative Expenses Charge................................. .50%
Mortality and Expense Risk Charge...................................... .75%
TOTAL SEPARATE ACCOUNT ANNUAL CHARGE(4)
Current and Maximum Guaranteed Charge:................................. 1.25%


3  A $20 Annual Contract Fee is imposed on money in the Fixed Interest Account.
      This fee may be waived under certain circumstances.

4 Pursuant to the terms of the Contract, our total Separate Account charge will not exceed 1.25% of your average balance in the Divisions. For purposes of presentation here, we estimated the allocation between general administrative expenses and the mortality and expense risk charge for Deferred Annuities or the amount of underlying Portfolio shares we have designated in the Divisions to generate your income payments for Income Annuities.


We are waiving 0.08% of the Separate Account Charge for the Division investing in the Brighthouse/Wellington Large Cap Research Portfolio. We are waiving an amount equal to the Portfolio expenses that are in excess 0.62% for the Division investing in the Oppenheimer Global Equity Portfolio of Brighthouse Trust I.



                                    A-PPA-5

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that You may bear periodically while You hold the Contract. Certain Portfolios may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the BlackRock Capital Appreciation, MFS(R) Value, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, MFS(R) Total Return, PIMCO Inflation Protected Bond, SSGA Growth ETF, SSGA Growth and Income ETF Portfolios, which are Class E Portfolios, Brighthouse/Franklin Low Duration Total Return and Loomis Sayles Global Markets, which are Class B Portfolios, American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C Portfolios, and the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning Brighthouse Trust I, Brighthouse Trust II and the American Funds(R) fees and expenses are contained in their respective prospectuses. Current prospectuses for the Portfolios can be obtained by calling 800 638-7732. Please read the prospectuses carefully before making your allocations to the Divisions.



MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.27%       1.12%


PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.



                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
-- CLASS 2
 American Funds Bond Fund..................    0.36%     0.25%          0.02%
 American Funds Global Small
  Capitalization Fund......................    0.70%     0.25%          0.04%
 American Funds Growth Fund................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund.........    0.26%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C.....................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C.....................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C.....................    0.06%     0.55%          0.01%
 Brighthouse Asset Allocation 100
  Portfolio -- Class A.....................    0.07%       --           0.01%
 Brighthouse/Franklin Low Duration Total
  Return Portfolio -- Class B..............    0.50%     0.25%          0.05%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class A............    0.56%       --           0.02%
 Clarion Global Real Estate Portfolio --
  Class E..................................    0.61%     0.15%          0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A..................................    0.55%       --           0.03%
 Harris Oakmark International Portfolio --
  Class E..................................    0.77%     0.15%          0.04%
 Invesco Small Cap Growth Portfolio --
  Class E..................................    0.85%     0.15%          0.03%
 Loomis Sayles Global Markets Portfolio --
  Class B..................................    0.70%     0.25%          0.08%
 MFS(R) Research International Portfolio --
  Class A..................................    0.69%       --           0.05%



                                                              TOTAL       FEE WAIVER    NET TOTAL
                                               ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                               FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                    AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------- -------------- ----------- --------------- ----------
-- CLASS 2
 American Funds Bond Fund..................   --             0.63%       --              0.63%
 American Funds Global Small
  Capitalization Fund......................   --             0.99%       --              0.99%
 American Funds Growth Fund................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund.........   --             0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C..................... 0.42%            1.03%       --              1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C..................... 0.43%            1.05%       --              1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C..................... 0.40%            1.02%       --              1.02%
 Brighthouse Asset Allocation 100
  Portfolio -- Class A..................... 0.67%            0.75%       --              0.75%
 Brighthouse/Franklin Low Duration Total
  Return Portfolio -- Class B..............   --             0.80%     0.07%             0.73%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class A............   --             0.58%     0.04%             0.54%
 Clarion Global Real Estate Portfolio --
  Class E..................................   --             0.81%       --              0.81%
 ClearBridge Aggressive Growth Portfolio --
  Class A..................................   --             0.58%     0.02%             0.56%
 Harris Oakmark International Portfolio --
  Class E..................................   --             0.96%     0.02%             0.94%
 Invesco Small Cap Growth Portfolio --
  Class E..................................   --             1.03%     0.02%             1.01%
 Loomis Sayles Global Markets Portfolio --
  Class B..................................   --             1.03%       --              1.03%
 MFS(R) Research International Portfolio --
  Class A..................................   --             0.74%     0.10%             0.64%


                                     A-PPA-6

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                              FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................    0.65%       --           0.04%
 Oppenheimer Global Equity Portfolio --
  Class A........................................    0.66%       --           0.04%
 PIMCO Inflation Protected Bond
  Portfolio -- Class E...........................    0.47%     0.15%          0.50%
 PIMCO Total Return Portfolio -- Class A.........    0.48%       --           0.08%
 SSGA Growth and Income ETF Portfolio --
  Class E........................................    0.31%     0.15%          0.01%
 SSGA Growth ETF Portfolio -- Class E............    0.32%     0.15%          0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A........................................    0.75%       --           0.03%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A...........................    0.65%       --           0.03%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A...........................    0.79%       --           0.06%
 BlackRock Bond Income Portfolio --
  Class A........................................    0.33%       --           0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class E...........................    0.69%     0.15%          0.03%
 Brighthouse Asset Allocation 20
  Portfolio -- Class A...........................    0.09%       --           0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class A...........................    0.06%       --             --
 Brighthouse Asset Allocation 60
  Portfolio -- Class A...........................    0.05%       --             --
 Brighthouse Asset Allocation 80
  Portfolio -- Class A...........................    0.05%       --           0.01%
 Brighthouse/Artisan Mid Cap Value
  Portfolio -- Class A...........................    0.82%       --           0.03%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A...........................    0.46%       --           0.08%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............    0.70%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class A........................................    0.71%       --           0.04%
 Jennison Growth Portfolio -- Class A............    0.60%       --           0.02%
 Loomis Sayles Small Cap Core Portfolio --
  Class A........................................    0.90%       --           0.07%
 Loomis Sayles Small Cap Growth
  Portfolio -- Class A...........................    0.90%       --           0.07%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................    0.25%       --           0.03%
 MetLife Mid Cap Stock Index Portfolio --
  Class A........................................    0.25%       --           0.04%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................    0.30%       --           0.07%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................    0.25%       --           0.06%
 MetLife Stock Index Portfolio -- Class A........    0.25%       --           0.02%
 MFS(R) Total Return Portfolio -- Class E........    0.56%     0.15%          0.05%
 MFS(R) Value Portfolio -- Class E...............    0.62%     0.15%          0.02%
 Neuberger Berman Genesis Portfolio --
  Class A........................................    0.81%       --           0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A...........................    0.60%       --           0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A...........................    0.47%       --           0.03%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                          AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................   --             0.69%     0.02%           0.67%
 Oppenheimer Global Equity Portfolio --
  Class A........................................   --             0.70%     0.10%           0.60%
 PIMCO Inflation Protected Bond
  Portfolio -- Class E...........................   --             1.12%     0.01%           1.11%
 PIMCO Total Return Portfolio -- Class A.........   --             0.56%     0.03%           0.53%
 SSGA Growth and Income ETF Portfolio --
  Class E........................................ 0.20%            0.67%       --            0.67%
 SSGA Growth ETF Portfolio -- Class E............ 0.21%            0.70%       --            0.70%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A........................................   --             0.78%       --            0.78%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A...........................   --             0.68%     0.09%           0.59%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A...........................   --             0.85%     0.12%           0.73%
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.51%       --            0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class E...........................   --             0.87%     0.09%           0.78%
 Brighthouse Asset Allocation 20
  Portfolio -- Class A........................... 0.57%            0.69%     0.02%           0.67%
 Brighthouse Asset Allocation 40
  Portfolio -- Class A........................... 0.59%            0.65%       --            0.65%
 Brighthouse Asset Allocation 60
  Portfolio -- Class A........................... 0.61%            0.66%       --            0.66%
 Brighthouse Asset Allocation 80
  Portfolio -- Class A........................... 0.64%            0.70%       --            0.70%
 Brighthouse/Artisan Mid Cap Value
  Portfolio -- Class A...........................   --             0.85%     0.05%           0.80%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A...........................   --             0.54%       --            0.54%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............   --             0.72%     0.11%           0.61%
 Frontier Mid Cap Growth Portfolio --
  Class A........................................   --             0.75%     0.02%           0.73%
 Jennison Growth Portfolio -- Class A............   --             0.62%     0.08%           0.54%
 Loomis Sayles Small Cap Core Portfolio --
  Class A........................................ 0.03%            1.00%     0.08%           0.92%
 Loomis Sayles Small Cap Growth
  Portfolio -- Class A...........................   --             0.97%     0.09%           0.88%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................   --             0.28%     0.01%           0.27%
 MetLife Mid Cap Stock Index Portfolio --
  Class A........................................ 0.01%            0.30%       --            0.30%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................ 0.01%            0.38%       --            0.38%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................ 0.01%            0.32%       --            0.32%
 MetLife Stock Index Portfolio -- Class A........   --             0.27%     0.01%           0.26%
 MFS(R) Total Return Portfolio -- Class E........   --             0.76%       --            0.76%
 MFS(R) Value Portfolio -- Class E...............   --             0.79%     0.06%           0.73%
 Neuberger Berman Genesis Portfolio --
  Class A........................................   --             0.85%     0.01%           0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A...........................   --             0.62%     0.05%           0.57%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A...........................   --             0.50%       --            0.50%


                                     A-PPA-7

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                           FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A..........    0.56%          --        0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A........    0.47%          --        0.02%



                                                                 TOTAL       FEE WAIVER    NET TOTAL
                                                  ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                  FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                       AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- -------------- ----------- --------------- -----------
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A..........      --          0.60%         0.06%         0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A........      --          0.49%         0.01%         0.48%



The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from April 30, 2018 through April 30, 2019. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios' prospectuses for additional information regarding these arrangements.


Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES


The examples are intended to help You compare the cost of investing in the Deferred Annuities with the cost of investing in other variable annuity contracts. These costs include the Contract Owner Transaction Expenses (described in the first table), the Separate Account Annual Charge and other costs You bear while You hold the Deferred Annuity (described in the second table) and the Total Annual Portfolio Operating Expenses (described in the third table).


EXAMPLE 1.


This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   the underlying Portfolio earns a 5% annual return; and

   o You fully surrender your Deferred Annuity with applicable Early Withdrawal Charges deducted.





                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $937      $1,180      $1,519      $2,671
Minimum........     $852      $  922      $1,085      $1,782


EXAMPLE 2.


This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   the underlying Portfolio earns a 5% annual return; and

                                    A-PPA-8

   o You annuitize (elect a pay-out option under your Deferred Annuity under which You receive income payments over your lifetime or for a period of at least 5 full years) after owning your Deferred Annuity for more than two years or do not surrender your Deferred Annuity. (No Early Withdrawal Charges are deducted.)





                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $237        $730      $1,249      $2,671
Minimum........     $152        $472      $  815      $1,782


EXAMPLE 3.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   You bear the Income Annuity Contract Fee:

   o   the underlying Portfolio earns a 5% annual return; and

   o You annuitize (elect a pay-out option under your Deferred Annuity under which You receive income payments over your lifetime or for a period of at least 5 full years) during the first year (No Early Withdrawal Charges are deducted.)





                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $587      $1,063      $1,565      $2,938
Minimum........     $502      $  811      $1,142      $2,077



                                    A-PPA-9

                            ACCUMULATION UNIT VALUES

--------------------------------------------------------------------------------

                               FOR EACH DIVISION

--------------------------------------------------------------------------------
See Appendix B.


                                    A-PPA-10

                                    METLIFE
--------------------------------------------------------------------------------

Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a $270.2 billion general account portfolio invested primarily in investment grade corporate bonds, structured finance securities, mortgage loans and U.S. Treasury and agency securities, as well as real estate and corporate equity, at December 31, 2017. The Company was incorporated under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York NY 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc.




                      METROPOLITAN LIFE SEPARATE ACCOUNT E
--------------------------------------------------------------------------------

We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments and are not guaranteed by our parent company, MetLife, Inc., or by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While MetLife does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.




                               VARIABLE ANNUITIES
--------------------------------------------------------------------------------

There are two types of variable annuities described in this Prospectus:
Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the Divisions You choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus. The Prospectus describes the material features of the Deferred Annuities and the Income Annuities.


The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment company under the 1940 Act. Income Annuities and the variable pay-out options under the Deferred Annuities have a


                                    A-PPA-11
fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed annuity payments are subject to our financial strength and claims-paying ability.


The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to employers, associations, trusts or other groups for their employees, members or participants.


A DEFERRED ANNUITY


You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All individual retirement plan(s) ("IRA(s)") receive tax deferral under the Internal Revenue Code ("Code"). There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity in an IRA such as the availability of a guaranteed income for life or the death benefit.


NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If a non-natural person, such as a trust, is the Owner of a non-qualified Deferred Annuity, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a beneficiary under the Deferred Annuity will generally, eliminate the beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Deferred Annuity and the living (if any) and/or death benefits.


A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when You either take all of your money out of the account or You elect "income" payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."


We no longer make this Deferred Annuity available, however, current Contract Owners may continue to make additional purchase payments, and new participants may enroll under any issued group Contract.



AN INCOME ANNUITY

An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments You receive will depend on such things as the income payment type You choose, your investment choices and the amount of your purchase payment.

The Income Annuities are no longer available.



                            YOUR INVESTMENT CHOICES
--------------------------------------------------------------------------------

Brighthouse Trust I, Brighthouse Trust II and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the Divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds(R) Portfolios, which are Class 2, and the following Brighthouse Trust I and Brighthouse Trust II Portfolios: BlackRock Capital Appreciation, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, MFS(R) Total Return, MFS(R) Value, PIMCO Inflation Protected Bond, SSGA Growth ETF, SSGA Growth and Income ETF Portfolios, which are Class E, Brighthouse/Franklin Low Duration Total Return and Loomis Sayles Global Markets, which are Class B, American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation and American Funds(R) Moderate Allocation, which are Class C.



                                    A-PPA-12

The investment choices are listed in alphabetical order below (based upon the Portfolio's legal names). (See Appendix D -- "Portfolio Legal and Marketing Names.") The Divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. While the Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. The degree of investment risk You assume will depend on the Divisions You choose. Since your Account Value or income payments are subject to the risks associated with investing in stocks and bonds, your Account Value and/or variable income payments based on amounts allocated to the Divisions may go down as well as up.


Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 1 800-638-7732 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment manager and any sub-investment manager.



               PORTFOLIO                         INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
-------------------------------------- ---------------------------------------- ------------------------------------------
AMERICAN FUNDS(R)
American Funds Bond Fund               Seeks as high a level of current         Capital Research and Management
                                       income as is consistent with the         Companysm
                                       preservation of capital.
American Funds Global Small            Seeks long-term growth of capital.       Capital Research and Management
 Capitalization Fund                                                            Companysm
American Funds Growth Fund             Seeks growth of capital.                 Capital Research and Management
                                                                                Companysm
American Funds Growth-Income           Seeks long-term growth of capital and    Capital Research and Management
 Fund                                  income.                                  Companysm
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced             Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Allocation Portfolio                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
American Funds(R) Growth Allocation    Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio
American Funds(R) Moderate             Seeks a high total return in the form    Brighthouse Investment Advisers, LLC
 Allocation Portfolio                  of income and growth of capital, with
                                       a greater emphasis on income.
Brighthouse Asset Allocation 100       Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Franklin Low Duration      Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
 Total Return Portfolio                while seeking preservation of            Subadviser: Franklin Advisers, Inc.
                                       shareholders' capital.
Brighthouse/Wellington Large Cap       Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Research Portfolio                                                             Subadviser: Wellington Management
                                                                                Company LLP
Clarion Global Real Estate Portfolio   Seeks total return through investment    Brighthouse Investment Advisers, LLC
                                       in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current    LLC
                                       income.


                                    A-PPA-13

                PORTFOLIO                            INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------------- ----------------------------------------- ------------------------------------------
ClearBridge Aggressive Growth             Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: ClearBridge Investments,
                                                                                    LLC
Harris Oakmark International              Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Harris Associates L.P.
Invesco Small Cap Growth Portfolio        Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Markets              Seeks high total investment return        Brighthouse Investment Advisers, LLC
 Portfolio                                through a combination of capital          Subadviser: Loomis, Sayles &
                                          appreciation and income.                  Company, L.P.
MFS(R) Research International Portfolio   Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Morgan Stanley Mid Cap Growth             Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Morgan Stanley
                                                                                    Investment Management Inc.
Oppenheimer Global Equity Portfolio       Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond            Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio                                consistent with preservation of capital   Subadviser: Pacific Investment
                                          and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio              Seeks maximum total return,               Brighthouse Investment Advisers, LLC
                                          consistent with the preservation of       Subadviser: Pacific Investment
                                          capital and prudent investment            Management Company LLC
                                          management.
SSGA Growth and Income ETF                Seeks growth of capital and income.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: SSGA Funds
                                                                                    Management, Inc.
SSGA Growth ETF Portfolio                 Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: SSGA Funds
                                                                                    Management, Inc.
T. Rowe Price Mid Cap Growth              Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Victory Sycamore Mid Cap Value            Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio                                equity securities of mid-sized            Subadviser: Victory Capital
                                          companies.                                Management Inc.
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Baillie Gifford Overseas
                                                                                    Limited
BlackRock Bond Income Portfolio           Seeks a competitive total return          Brighthouse Investment Advisers, LLC
                                          primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                          fixed-income securities.
BlackRock Capital Appreciation            Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20           Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Portfolio                                with growth of capital as a secondary
                                          objective.


                                    A-PPA-14

                PORTFOLIO                           INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------------- ---------------------------------------- ------------------------------------------
Brighthouse Asset Allocation 40           Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio                                income and growth of capital, with a
                                          greater emphasis on income.
Brighthouse Asset Allocation 60           Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio                                of current income and growth of
                                          capital, with a greater emphasis on
                                          growth of capital.
Brighthouse Asset Allocation 80           Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Artisan Mid Cap Value         Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Artisan Partners Limited
                                                                                   Partnership
Brighthouse/Wellington Balanced           Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio                                with some current income.                Subadviser: Wellington Management
                                                                                   Company LLP
Brighthouse/Wellington Core Equity        Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                  income over time and, secondarily,       Subadviser: Wellington Management
                                          long-term capital appreciation and       Company LLP
                                          current income.
Frontier Mid Cap Growth Portfolio         Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Frontier Capital
                                                                                   Management Company, LLC
Jennison Growth Portfolio                 Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core              Seeks long-term capital growth from      Brighthouse Investment Advisers, LLC
 Portfolio                                investments in common stocks or          Subadviser: Loomis, Sayles &
                                          other equity securities.                 Company, L.P.
Loomis Sayles Small Cap Growth            Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Loomis, Sayles &
                                                                                   Company, L.P.
MetLife Aggregate Bond Index              Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio                                Bloomberg Barclays U.S. Aggregate        Subadviser: MetLife Investment
                                          Bond Index.                              Advisors, LLC
MetLife Mid Cap Stock Index               Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio                                Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                          Composite Stock Price Index.             Advisors, LLC
MetLife MSCI EAFE(R) Index Portfolio      Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
                                          MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                                   Advisors, LLC
MetLife Russell 2000(R) Index Portfolio   Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
                                          Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                                   Advisors, LLC
MetLife Stock Index Portfolio             Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
                                          Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                          Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio             Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                          investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                   Services Company

                                    A-PPA-15

              PORTFOLIO                         INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
------------------------------------ ----------------------------------------- ------------------------------------------
MFS(R) Value Portfolio               Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
Neuberger Berman Genesis Portfolio   Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
                                     principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                               Investment Advisers LLC
T. Rowe Price Large Cap Growth       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: T. Rowe Price Associates,
                                                                               Inc.
T. Rowe Price Small Cap Growth       Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: T. Rowe Price Associates,
                                                                               Inc.
Western Asset Management Strategic   Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio        consistent with preservation of           Subadviser: Western Asset
                                     capital.                                  Management Company
Western Asset Management             Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio           consistent with preservation of capital   Subadviser: Western Asset
                                     and maintenance of liquidity.             Management Company

Certain Portfolios have been subject to a change. Please see Appendix C --"Additional Information Regarding the Portfolios."


INVESTMENT CHOICES WHICH ARE FUND OF FUNDS


The following Portfolios available within Brighthouse Trust I and Brighthouse Trust II are "fund of funds":


Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio

"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The Contract or other correspondence we provide You will indicate the Divisions that are available to You. Your investment choices may be limited because:

   o Your employer, association or other group contract holder limits the available Divisions.

   o   We have restricted the available Divisions.


                                    A-PPA-16

   o   Some of the Divisions are not approved in your state.

The Divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of Brighthouse Trust I, Brighthouse Trust II or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of Brighthouse Trust I, Brighthouse Trust II and American Funds(R) Portfolios are made available only through various insurance company annuities and life insurance policies.

Brighthouse Trust I, Brighthouse Trust II and American Funds(R) are each a "series" type fund registered with the SEC as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of Brighthouse Trust I and Brighthouse Trust II pay Brighthouse Investment Advisers, LLC a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for Brighthouse Trust I, Brighthouse Trust II and American Funds(R).



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS


An investment manager or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") where MetLife, Inc. retained an ownership interest of 19.2% non-voting common stock outstanding of Brighthouse Financial, Inc. Brighthouse subsidiaries include Brighthouse Investment Advisers, LLC, which serves as the investment adviser for the Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and Our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby we receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. As of December 31, 2017, approximately 85% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.


Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in each Portfolio's prospectus. (See the Fee Table and "Who Sells the Deferred Annuities and Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment return.


                                    A-PPA-17

PORTFOLIO SELECTION


We select the Portfolios offered through the Contracts based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment manager are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.




                               DEFERRED ANNUITIES
--------------------------------------------------------------------------------
This Prospectus describes the following Deferred Annuities under which You can accumulate money:


   o   Non-Qualified

   o   Traditional IRAs (Individual Retirement Annuities)

   o   Roth IRAs (Roth Individual Retirement Annuities)

   o SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual Retirement Annuities)

   o   SEPs (Simplified Employee Pensions)

These Deferred Annuities may be issued either to You as an individual or to a group (in which case You are then a participant under the group's Deferred Annuity). Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder.


THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how You may be affected.


AUTOMATED INVESTMENT STRATEGIES

There are five automated investment strategies available to You. We created these investment strategies to help You manage your money. You decide if one is appropriate for You based upon your risk tolerance and savings goals. These investment strategies are available to You without any additional charges. As with any investment program, no strategy can guarantee a gain -- You can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.


                                    A-PPA-18

THE EQUITY GENERATOR(R): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division, based on your selection. If your Fixed Interest Account Value at the time of a scheduled transfer is zero, this strategy is automatically discontinued.


As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and You never request allocation changes or transfers, You will not pay more in Early Withdrawal Charges than your Contract earns. Early Withdrawal Charges may be taken from any of your earnings.


THE EQUALIZERSM: You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. Each quarter, amounts are transferred between the Fixed Interest Account and your chosen Division to make the value of each equal. For example, if You choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(R): You select a specific asset allocation for your entire Account Value from among the Divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Value in each option back to your original allocation. In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.

THE INDEX SELECTOR(R): You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account Value is allocated among the MetLife Aggregate Bond Index, MetLife Stock Index, MetLife MSCI EAFE(R) Index, MetLife Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account. Each quarter, the percentage in each of these Divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the Divisions and the Fixed Interest Account.

In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.


We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.


The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative (where applicable).


You may choose another Index Selector(R) strategy or terminate your Index Selector(R) strategy at any time. If You choose another Index Selector(R) strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to select the Index Selector(R) strategy again, You must select from the asset allocation models available at that time.


THE ALLOCATORSM: Each month, a dollar amount You choose is transferred from the Fixed Interest Account to any of the Divisions You choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account Value is exhausted, this strategy is automatically discontinued.


The Equity Generator(R) and the Allocator(SM) are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You wish to continue the strategy through periods of fluctuating prices.

We will terminate all transactions under any automated investment strategy upon notification of your death.


PURCHASE PAYMENTS

There is no minimum purchase payment.

You may continue to make purchase payments while You receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction,


                                    A-PPA-19
debit authorization, salary reduction or salary deduction. You may make purchase payments to your Deferred Annuity whenever You choose, up to the date You begin receiving payments from a pay-out option.


ALLOCATION OF PURCHASE PAYMENTS


You decide how your money is allocated among the Fixed Interest Account and the Divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

If You choose to make an allocation to the asset allocation Divisions with your initial purchase payment, 100% of your allocation to the investment choices must be to only one of the asset allocation Divisions. After the initial purchase payment has been made, You may allocate subsequent purchase payments or make transfers from any asset allocation Division to any investment choice or to one or more of the asset allocation Divisions. We reserve the right to make certain changes to the Divisions. (See "Your Investment Choices -- Portfolio Selection.")



AUTOMATED PURCHASE PAYMENTS

If You purchase a Traditional IRA, a Roth IRA or a Non-Qualified Deferred Annuity, You may elect to have purchase payments made automatically. With "automatic payroll deduction" your employer deducts an amount from your salary and makes the purchase payment for You. With purchase payments through debit authorization your bank deducts money from your bank account and makes the purchase payment for You.


ELECTRONIC APPLICATIONS


When circumstances permit, we may be able to electronically submit your complete initial application to your Administrative Office. If You elect to use this process, our local office or your sales representative (where applicable) will actually transmit the record of your purchase payment and application. Your actual purchase payment, application and other related documents will then be forwarded to your Administrative Office. We may, for certain Deferred Annuities, treat the electronic purchase payment as though we had received payment at your Administrative Office in order to credit and value the purchase payment.


We may do this if:


   o The electronic purchase payment is received at your Administrative Office and accompanied by a properly completed electronic application record; and



   o Your money, application and other documentation are received in Good Order at your Administrative Office within five business days following the transmission of the electronic record. Generally, the electronic record is received at your Administrative Office the business day following its transmission by the sales representative (where applicable) or local office.

If, however, your purchase payment and paper copy of the application are received at your Administrative Office before the electronic record, then your purchase payment will be credited and valued as of the date it is received.



LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

   o   Federal tax laws;

   o Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling You in writing at least 90 days in advance;

   o Regulatory requirements. For example, if You reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after You have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to You after You turn age 60; or after You turn age 63, if the Deferred Annuity was issued before You were age 61;

   o Retirement, for certain Deferred Annuities. You may no longer make purchase payments if You retire;

   o   Leaving your job (for the SEP and SIMPLE Deferred Annuity).

                                    A-PPA-20

THE VALUE OF YOUR INVESTMENT



Accumulation Units are credited to You when You make purchase payments or transfers into a Division. When You withdraw or transfer money from a Division, Accumulation Units are liquidated. We determine the number of Accumulation Units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each Division:


   o First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

   o Finally, we multiply the previous Accumulation Unit Value by this result.


EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS


Assume You make a purchase payment of $500 into one Division and that Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 Accumulation Units.




  $500
------
          =   50 Accumulation Units
   $10


CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

           $10.00 x .95 = $9.50 is the new Accumulation Unit Value


TRANSFERS


You may make tax-free transfers between Divisions or between the Divisions and the Fixed Interest Account. For us to process a transfer, You must tell us:


   o   The percentage or dollar amount of the transfer;


   o The Divisions (or Fixed Interest Account) from which You want the money to be transferred;

   o The Divisions (or Fixed Interest Account) to which You want the money to be transferred; and


   o Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.


For additional transfer restrictions (see "General Information -- Valuation -- Suspension of Payments").


WE MAY REQUIRE YOU TO:

   o   Use our forms;


   o Maintain a minimum Account Value (if the transfer is in connection with an automated investment strategy); or



                                    A-PPA-21

   o Transfer a minimum amount if the transfer is in connection with the Allocator.


RESTRICTIONS ON TRANSFERS



RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios. In addition, as described below, we intend to treat all American Funds(R) as Monitored Portfolios. We monitor transfer/reallocation activity in the following Monitored Portfolios:


     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their Portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.



                                    A-PPA-22

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation



                                    A-PPA-23
requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


ACCESS TO YOUR MONEY



You may withdraw either all or part of your Account Value from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Value, if less). To process your request, we need the following information:


   o   The percentage or dollar amount of the withdrawal; and


   o The Divisions (or Fixed Interest Account) from which You want the money to be withdrawn.


Your withdrawal may be subject to income taxes, tax penalties and Early Withdrawal Charges.

Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


You may submit a written withdrawal request, which must be received at your Administrative Office on or before the date the pay-out phase begins, that indicates that the withdrawal should be processed as of the date the pay-out phase begins, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit Value calculated as of the date the pay-out phase begins.



SYSTEMATIC WITHDRAWAL PROGRAM


If we agree and if approved in your state, You may choose to automatically withdraw a specific dollar amount or a percentage of your Account Value each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Early Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Value will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments You would receive from a Deferred Annuity pay-out option or under an Income Annuity.

If You elect to withdraw a dollar amount, we will pay You the same dollar amount each Contract Year. If You elect to withdraw a percentage of your Account Value, each Contract Year, we recalculate the amount You will receive based on your new Account Value.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Divisions in which You have an Account Value.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If You choose to receive a percentage of your Account Value, we will determine the amount payable on the date these payments begin. When You first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if You select to receive payments on a monthly basis with the percentage of your Account Value You request equaling $12,000, and there are six months left in the Contract Year, we will pay You $2,000 a month.


CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay You over the Contract Year either the amount that You chose or an amount equal to the percentage of your Account


                                    A-PPA-24

Value You chose. For example, if You select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Value equals $12,000 at the start of a Contract Year, we will pay You $1,000 a month.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Divisions in which You then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in Good Order at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should request payment by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month on the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made at any time. If You make any of these changes, we will treat your request as though You were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at your Administrative Office at least 30 days in advance.

Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us at your Administrative Office. We will also terminate your participation in the program upon notification of your death.

Systematic Withdrawal Program payments may be subject to an Early Withdrawal Charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When You first elect the program, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the Early Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.



MINIMUM DISTRIBUTION


In order for You to comply with certain tax law provisions, You may be required to take money out of your Deferred Annuity. Rather than receiving your required minimum distribution in one annual lump-sum payment, You may request that we pay it to You in installments throughout the calendar year. However, we may require that You maintain a certain Account Value at the time You request these payments. We will terminate your participation in the program upon notification of your death.



ANNUAL CONTRACT FEE

There is no Separate Account Annual Contract Fee.


   o For the Non-Qualified, Traditional IRA, Roth IRA and SEP Deferred Annuities, You pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Value is less than $20,000 and You are not enrolled in the check-o-matic or automatic payroll deduction programs.


   o For the SIMPLE IRA Deferred Annuity, You pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than $20,000 and You do not make a purchase payment during the Contract Year.


CHARGES


There are two types of charges You pay while You have money in a Division:


   o   Insurance-related charge (or Separate Account charge), and

   o   Investment-related charge.

                                    A-PPA-25

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Early Withdrawal Charge may not fully cover all of the sales and deduction expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Contract charges.


The Separate Account charge You pay will not reduce the number of Accumulation Units credited to You. Instead, we deduct the charge as part of the calculation of the Accumulation Unit Value.



INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount You have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity. MetLife guarantees that the Separate Account insurance-related charge will not increase while You have this Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.


The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your "pay-in" phase is larger than your Account Value. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).



INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on which Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES


Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Values and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Values or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.


Premium taxes, if applicable, depend on the Deferred Annuity You purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Value, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


We reserve the right to deduct from the Deferred Annuity for any income taxes which we incur because of the Deferred Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Deferred Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Deferred Annuity, and in that event we may deduct such tax from the Deferred Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.


EARLY WITHDRAWAL CHARGES

                                    A-PPA-26

An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within seven years of when they were credited to your Deferred Annuity. The Early Withdrawal Charge does not apply in certain situations or upon the occurrence of certain events or circumstances. To determine the Early Withdrawal Charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or Divisions from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an Early Withdrawal Charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the Early Withdrawal Charge, we will then withdraw it from the Fixed Interest Account and the Divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. However, if the Early Withdrawal Charge is greater than the available purchase payments, then we will take the Early Withdrawal Charges, in whole or in part, from your earnings.

For partial withdrawals, the Early Withdrawal Charge is determined by dividing the amount that is subject to the Early Withdrawal Charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the Early Withdrawal Charge. We will treat your request as a request for a full withdrawal if your Account Value is not sufficient to pay both the requested withdrawal and the Early Withdrawal Charge.


For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an Early Withdrawal Charge and pay You the rest.

The Early Withdrawal Charge on purchase payments withdrawn is as follows:


 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     7%
               2                     6%
               3                     5%
               4                     4%
               5                     3%
               6                     2%
               7                     1%
           8 & Later                 0%

The Early Withdrawal Charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of Early Withdrawal Charges we collect. However, we believe that our sales costs may exceed the Early Withdrawal Charges we collect. If so, we will pay the difference out of our general profits.


WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge You the Early Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet one of the conditions listed below.

GENERAL. We may elect to reduce or eliminate the amount of the early withdrawal Charge when the Contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract, or if a prospective purchaser already had a relationship with us.

You do not pay an Early Withdrawal Charge:


   o On transfers You make within your Deferred Annuity among Divisions and transfers to or from the Fixed Interest Account.


   o   On withdrawals of purchase payments You made over seven years ago.

   o If You choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

   o If You die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.


   o If your Contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the Contract, that portion of the Account Value that equals the "step up" portion of the death benefit.



                                    A-PPA-27

   o   If You withdraw up to 10% of your Account Value each Contract Year.
       This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time You make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% will You have to pay Early Withdrawal Charges.


   o If the withdrawal is required for You to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if You have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Code.

   o Because You accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.


   o Subject to availability in your state, if the Early Withdrawal Charge that would apply if not for this provision (1) would constitute less than 0.50% of your Account Value and (2) You transfer your total Account Value to certain eligible contracts issued by MetLife or one of its affiliated companies and we agree.


   o Except in the state of Massachusetts, on your first withdrawal to which an Early Withdrawal Charge would otherwise apply, and either You or your spouse:

       o Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or

       o Is diagnosed with a terminal illness and not expected to live more than a year.

   o If You have transferred money which is not subject to a withdrawal charge (because You have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.


WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If You transferred money from certain eligible MetLife contracts into a Deferred Annuity, You may have different Early Withdrawal Charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.

   o   Amounts transferred before January 1, 1996:

       We credit your transfer amounts with the time You held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges (determined as previously described) for transferred amounts from your original
       Contract:


 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     5%
               2                     4%
               3                     3%
               4                     2%
               5                     1%
         6 and Beyond                0%

   o   Amounts transferred on or after January 1, 1996:

       o For certain Contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original Contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a


                                    A-PPA-28

           Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges for transferred amounts from your original Contract:


 AFTER THE TRANSFER     PERCENTAGE
--------------------   -----------
          1                5%
          2                4%
          3                3%
          4                2%
          5                1%
    6 and Beyond           0%

       o If we issued the other Contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other Contract as if they were made under the Deferred Annuity as of the date we received them under that Contract.

   o Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time You held them under your original Contract.


DIVORCE. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.



FREE LOOK


You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).

Presently, MetLife offers another deferred annuity which has different features and different charges and expenses than the Deferred Annuity. Currently, MetLife is offering holders of the Deferred Annuity the ability to exchange the Deferred Annuity for this other deferred annuity, if certain criteria are met and if we believe the exchange is appropriate. The exchange offer is not approved in all states. Those Contract Owners who are interested in receiving more information about the exchange offer should contact their representative.



DEATH BENEFIT

One of the insurance guarantees we provide You under your Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies). If You die during the pay-in phase, the death benefit the beneficiary receives will be the greatest of:


   o   Your Account Value;



   o Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or


   o The total of all of your purchase payments less any partial withdrawals (including any applicable Early Withdrawal Charge).

The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method.


                                    A-PPA-29

Until the beneficiary (or each beneficiary if there are multiple beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk.

Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Value in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions until each of the other beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take the payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.


If permitted in the Contract, if the beneficiary is your spouse, he/she may be substituted as the purchaser of the Deferred Annuity and continue the Contract under the terms and conditions of the Contract that applied prior to the Owner's death, with certain exceptions described in the Contract. In that case, the Account Value will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in a Division and the Fixed Interest Account as each bears to the total Account Value.) If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Value as of December 31 following the end of the fifth Contract Year and every other five-year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable Early Withdrawal Charges will be assessed against future withdrawals.

Your beneficiary may also continue the Traditional IRA Deferred Annuity in your name. In that case the Account Value is reset to equal the death benefit on the date the beneficiary submits the necessary documentation in Good Order. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in a Division and the Fixed Interest Account as each bears to the total Account Value.) There is no second death benefit payable upon the death of the beneficiary. Your beneficiary may not make additional purchase payments; he or she is permitted to make transfers. Your beneficiary will not bear any Early Withdrawal Charges.


There is no death benefit after the pay-out phase begins, however, depending on the pay-out option you select, any remaining guarantee will be paid to your beneficiary.


TOTAL CONTROL ACCOUNT

The beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


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PAY-OUT OPTIONS (OR INCOME OPTIONS)


You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Value (less any premium taxes and applicable Contract fees), then we apply the net amount to the option. (See "Income Taxes" for a discussion of partial annuitization.) You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. However, if You annuitize within two years of purchasing the Deferred Annuity, a $350 Contract fee applies. We are currently waiving this fee. The variable pay-out option may not be available in all states.


When considering a pay-out option, You should think about whether You want:

   o Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

   o   A fixed dollar payment or a variable payment; and

   o   A refund feature.


Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which You will receive your income payments. If You do not tell us otherwise, your Fixed Interest Account Value will be used to provide a Fixed Income Option and your Separate Account Value will be used to provide a variable pay-out income option.


You can change or extend the date income payments begin at any time before the date specified in the Contract with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.

Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase.



                                INCOME ANNUITIES
--------------------------------------------------------------------------------

Income Annuities provide You with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, You may receive your payments on a monthly, quarterly, semi-annual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that You begin receiving payments immediately or You can apply the Account Value of your Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, You may defer receiving payments from us for one year after You have purchased an immediate annuity. You bear any investment risk during any deferral period. We no longer offer the Income Annuities.


We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If You annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

Using proceeds from the following types of arrangements, You may purchase Income Annuities to receive immediate payments:

o       Non-Qualified
o       Traditional IRA

o       Roth IRA
o       SEP IRA

o       SIMPLE IRA

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If You have accumulated amounts in any of your employer's, association's or group's investment vehicles (for example, Traditional IRAs, Roth IRAs, 401(k)s, Keoghs, 401(a)s, 403(b)s or 457s or SIMPLE IRAs after two years), your lump sum rollover or transfer from that investment vehicle may be used to purchase an appropriate Income Annuity as long as applicable Federal income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how You may be affected.


INCOME PAYMENT TYPES


Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when You decide to take a pay-out option or at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

   o Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

   o Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.


   o Beneficiary: the person who receives continuing payments/or a lump sum payment if the Owner dies.


Many times, the Owner and the Annuitant are the same person.

When deciding how to receive income, consider:

   o   The amount of income You need;

   o   The amount You expect to receive from other sources;

   o   The growth potential of other investments; and

   o   How long You would like your income to last.


Your income payment amount will depend in large part on the type of income payment You choose. For example, if You select a "Lifetime Income Annuity for Two," your payments will typically be lower than if You select a "Lifetime Income Annuity." Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or Joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger. Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than those guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. Tax rules with respect to decedent Contracts may prohibit election of Lifetime Income for Two income types and/or may also prohibit payments for as long as the Owner's life in certain circumstances. The terms of your Contract will determine when your income payments start and the frequency with which You will receive your income payments. When You select an income type, it will apply to both fixed income payments and variable income payments.


We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations.

The following income payment types are available:


LIFETIME INCOME ANNUITY: A variable income that is paid as long as the Annuitant is living.


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LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Owner of the annuity (or the beneficiary, if the Owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the Annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the Annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the Annuitant dies before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two Annuitants is living. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Owner of the annuity (or the beneficiary, if the Owner dies during the guarantee period) until the end of the guaranteed period. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either Annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both Annuitants die before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a Contract with this income payment type. If the Owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.



MINIMUM SIZE OF YOUR INCOME PAYMENT


Your initial income payment must be at least $50. If You live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to provide this minimum initial income payment.


ALLOCATION



You decide what portion of your income payment is allocated among the Fixed Income Option and the Divisions.



THE VALUE OF YOUR INCOME PAYMENTS


AMOUNT OF INCOME PAYMENTS


Variable income payments from a Division will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains fixed for the duration of the Contract if no reallocations are made.



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


The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.


Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then-current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the Annuitant that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the Owner will be given the benefit of the higher rates.



ANNUITY UNITS


Annuity Units are credited to You when You make a purchase payment or make a reallocation into a Division. Before we determine the number of Annuity Units to credit to You, we reduce a purchase payment (but not a reallocation) by any premium taxes and the Contract fee, if applicable. We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to a Division) by the Annuity Unit Value on the date of the transaction. The result is the number of Annuity Units credited for that Division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When You reallocate an income payment from a Division, Annuity Units supporting that portion of your income payment in that Division are liquidated.



AIR


Your income payments are determined by using the AIR to benchmark the investment experience of the Divisions You select. We currently offer a 3% and 4% AIR. Certain states may require a different AIR or a cap on what AIR may be chosen. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Divisions.


The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.


The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.



VALUATION


This is how we calculate the Annuity Unit Value for each Division:


   o First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

   o Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

   o   Finally, we multiply the previous Annuity Unit Value by this result.

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REALLOCATIONS


You may make reallocations among the Divisions or from the Divisions to the Fixed Income Option. Once You reallocate your income payment into the Fixed Income Option You may not later reallocate amounts from the Fixed Income Option to the Divisions. If You reside in certain states You may be limited to four options (including the Fixed Interest Option).

Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the Divisions or other funds to generate your income payments.


Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange on that business day. All other reallocation requests in Good Order will be processed on the next business day.

For us to process a reallocation, You must tell us:

   o   The percentage of the income payment to be reallocated;


   o   The Divisions from which You want the income payment to be reallocated;
       and



   o The Divisions or Fixed Income Option (and the percentages allocated to each) to which You want the income payment to be reallocated.

When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.



   o First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;


   o Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

   o Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation; and

   o Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.


When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.


You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:


   o Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 + ($125 - $100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)



   o Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will also be made to the number of Annuity Units in both Divisions as well.)



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RESTRICTIONS ON TRANSFERS



RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios. In addition, as described below, we intend to treat all American Funds(R) as Monitored Portfolios. We monitor transfer/reallocation activity in the following Monitored Portfolios:


     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their Portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds


                                    A-PPA-36
our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a



                                    A-PPA-37
warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


CONTRACT FEE



A one time $350 Contract fee is taken from your purchase payment when You purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the Divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping. We are currently waiving this fee.



CHARGES



There are two types of charges You pay if You allocate any of your income payment to the Divisions:


   o   Insurance-related charge (or Separate Account charge); and

   o   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain Contract charges.


The Separate Account charge You pay will not reduce the number of Annuity Units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.



INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).


INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on the Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when You make the purchase payment.

Premium taxes, if applicable, depend on the Income Annuity You purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


                                    A-PPA-38

We reserve the right to deduct from the Income Annuity for any income taxes which we incur because of the Income Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Income Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Income Annuity, and in that event we may deduct such tax from the Income Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.


FREE LOOK


You may cancel your Income Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The "free look" may also vary depending on your age and whether You purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payment or (ii) the value of your Accumulation Units as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).


If You do not cancel your Income Annuity during the "free-look" period, your decision to purchase the Income Annuity is irrevocable.

You do not have a "free look" if You are electing income payments in the pay-out phase of your Deferred Annuity.



                              GENERAL INFORMATION
--------------------------------------------------------------------------------
ADMINISTRATION


All transactions will be processed in the manner described below.


PURCHASE PAYMENTS


Send your purchase payments, by check, cashier's check or certified check made payable to "MetLife," to your Administrative Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments.


We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.


Purchase payments (including any portion of your Account Value under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in Good Order at your Administrative Office, except when they are received:


   o On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

   o   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.


We reserve the right to credit your initial purchase payment to You within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and



                                    A-PPA-39
give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.


Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which You are a participant or member must identify You on their reports to us and tell us how your money should be allocated among the Divisions and the Fixed Interest Account/Fixed Income Option.



CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. You may elect to have your income payments sent to your residence or have us deposit payments directly into your bank account. Periodically, You may receive additional information from us about the Income Annuity. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


PROCESSING TRANSACTIONS

We permit You to request transactions by mail and telephone. We make Internet access available to You for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.


If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an Owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.



BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to You include:


   o   Account Value


   o   Unit Values

   o   Current rates for the Fixed Interest Account

   o   Transfers

   o   Changes to investment strategies

   o   Changes in the allocation of future purchase payments.


For your Deferred Annuity in the pay-out phase or Income Annuity, You may obtain information and initiate transactions through our toll-free number, 1-800-638-7732. Our customer service consultants are available by telephone between 8 a.m. and 6 p.m. Eastern Time each business day.


Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at your Administrative



                                    A-PPA-40

Office to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



TELEPHONE AND COMPUTER SYSTEMS


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to your Administrative Office.


Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.

We are not responsible or liable for:

   o any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or

   o any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.


AFTER YOUR DEATH


If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. For example, if You request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint Annuitant or pay your beneficiary a refund.



ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA ("Employee Retirement Income Security Act of 1974") annuity Contracts to be abandoned after a period of inactivity of three to five years from the Contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary of the Contract Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7732 to make such changes.



MISSTATEMENT


We may require proof of age or sex (where permitted) of the Annuitant, Owner, or beneficiary before making any payments under this Contract that are measured by the Annuitant's, Owner's, or beneficiary's life. If the age or sex (where permitted) of the Annuitant, Owner, or beneficiary has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age and sex (where permitted).


Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any under payments.


                                    A-PPA-41

CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing your requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as You and your Contract. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of your confidential information or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



THIRD PARTY REQUESTS


Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners, and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.



VALUATION -- SUSPENSION OF PAYMENTS


We separately determine the Accumulation Unit Value and Annuity Unit Value for each Division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.

When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of Annuity Units You receive on the next available Annuity Unit Value.


We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

   o rules of the SEC so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

   o   during any other period when the SEC by order so permits.



ADVERTISING PERFORMANCE

We periodically advertise the performance of the Divisions. You may get performance information from a variety of sources including your quarterly statements, your sales representative (where applicable), the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an Accumulation (or Annuity) Unit for a certain period. These numbers may also be



                                    A-PPA-42
annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of Early Withdrawal Charges. Early Withdrawal Charges would reduce performance experience.


AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable Early Withdrawal Charges since the Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the Divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Brighthouse Trust I, Brighthouse Trust II and American Funds(R) Portfolios since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities or Income Annuities had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.


We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.


We may state performance for the Divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in Annuity Unit Value.


We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and the average of investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable Separate Account charge (rather than the maximum), as well as the Annuity Unit Values and the investment-related charge.

An illustration should not be relied upon as a guarantee of future results.

Historical performance information should not be relied on as a guarantee of future performance results.

Past performance is no guarantee of future results.

                                    A-PPA-43

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and Early Withdrawal Charges.


CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY


We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity Owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:


   o   To operate the Separate Account in any form permitted by law.

   o To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations transactions permitted.


   o To transfer any assets in a Division to another Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Divisions in the Separate Account.



   o To substitute for the Portfolio shares in any Division, the shares of another class of Brighthouse Trust I, Brighthouse Trust II or the shares of another investment company or any other investment permitted by law.


   o To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.

   o To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.


If any changes result in a material change in the underlying investments of a Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.



VOTING RIGHTS


Based on our current view of applicable law, You have voting interests under your Deferred Annuity or Income Annuity concerning Brighthouse Trust I, Brighthouse Trust II or American Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.


You are entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion.


There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners or Annuitants may control the outcome of a vote. Shares of Brighthouse Trust I, Brighthouse Trust II or American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:
The shares for which voting instructions are received; and

The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.


                                    A-PPA-44

WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES


MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities and Income Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities and Income Annuities). MLIDC does not retain any fees under the Deferred Annuities and Income Annuities.


MLIDC's principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as well as the securities commissions in the states in which it operates, and is a member of the Financial Regulatory Industry Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Deferred Annuities are sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Deferred Annuities may also be sold through the mail, the Internet or by telephone.


There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities. MLIDC pays compensation based upon a "gross dealer concession" model. With respect to the Deferred Annuities, the gross dealer concession ranges from 0% to 6% of each purchase payment and, starting in the second Contract Year, 0.18% of the Account Value or amount available from which income payments are made each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession credited upon an annuitization depends on several factors, including the number of years the Contract has been in force.

We may make payments to MLIDC that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for MLIDC's management team, advertising expenses, and other expenses of distributing the Contracts. MLIDC's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with MLIDC. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines directly from us or the distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to different compensation rates. Ask your sales representative (where applicable) for further information about what your sales representative (where applicable) and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market our variable annuity contracts. These organizations are compensated for their sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Values their members hold in the Contract. We also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between



                                    A-PPA-45

MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.



WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY


We may not cancel your Income Annuity.


We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 36 consecutive months and your Account Value is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we cancel a Deferred Annuity issued in New York, we will return the full Account Value. In all other cases, You will receive an amount equal to what You would have received if You had requested a total withdrawal of your Account Value. Federal tax law may impose additional restrictions on our right to cancel your IRA and Roth IRA Deferred Annuity. Early Withdrawal Charges may apply.

We will not terminate any Contract if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if your plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Account Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.




                                  INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


NON-QUALIFIED ANNUITY CONTRACTS

This discussion assumes the Contract is an annuity Contract for Federal income tax purposes, that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "qualified" contracts.


                                    A-PPA-46

ACCUMULATION



Generally, an Owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payments or commutation. This deferral of taxation on accumulated value in the Contract is limited to Contracts owned by or held for the benefit of "natural persons." A Contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for the exclusive benefit of a natural person.

In contrast, a Contract owned or not treated as held by a "natural person," such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees, or otherwise is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION

If You take a withdrawal from your Contract, or surrender your Contract prior to the date You commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount You receive will be treated first as coming from earnings, if any (and thus subject to income tax), and then from your purchase payments (which are not subject to income tax). If the accumulated value is less than your purchase payments upon surrender of your Contract, You might be able to claim any unrecovered purchase payments on your Federal income tax return as a miscellaneous itemized deduction.

The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for "early" distribution if such withdrawal is taken prior to You reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:

   (a)        on account of your death or disability,

   (b) as part of a series of substantially equal periodic payments payable for your life (or joint life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary, or

   (c) under certain immediate income annuities providing for substantially equal payments made at least annually.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

TREATMENT OF SEPARATE ACCOUNT CHARGES

It is possible that at some future date the Internal Revenue Service ("IRS") may consider that Contract charges attributable to certain guaranteed death benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.

AGGREGATION


If You purchase two or more deferred annuity Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (See "Taxation of Payments in Annuity Form" below.)


EXCHANGES/TRANSFERS


The annuity Contract may be exchanged tax-free in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days



                                    A-PPA-47
following the date of the exchange - other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the Contract, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner, may result in income or gift tax consequences to the Contract Owner. You should consult your tax adviser if You are considering such a transfer or assignment.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or income payments, whichever is applicable).

After your death, any death benefit determined under the Contract must be distributed in accordance with Section 72(s) of the Code. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.


If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner.

For Contracts owned by a non-natural person, the required distribution rules apply upon the death or change in the primary Annuitant. If there is more than one Annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of non-qualified Variable Annuity contracts have been considered to be the Owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Portfolios available and the flexibility of the Contract Owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the Owner of the Separate Account assets supporting the Contract.



TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the Contract in the form of an annuity are taxed differently depending on whether You select a fixed or variable payment option. For fixed annuity payments, payments are taxed as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The exclusion ratio is applied to each fixed annuity payment to determine the portion that is a non-taxable return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract is fully recovered. We



                                    A-PPA-48
will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to You and the IRS.


Variable annuity payments are expected to fluctuate and the amount You may receive is uncertain. Variable annuity payments are taxable as ordinary income to the extent they exceed the portion of each annuity payment that is determined to be a non-taxable return of your investment in the Contract. The non-taxable return of your investment in the Contract is determined by dividing the investment in the Contract (with adjustment) by the number of years over which it is anticipated the annuity will be paid. In general, your investment in the Contract is recovered pro-rata over the expected payment period.


Once You have recovered the investment in the Contract, further annuity payments are fully taxable.

If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.

Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract as part of a long-term care contract a tax-free exchange.


If the Contract allows, You may elect to convert less than the full value of your Contract to an annuity form of pay-out (i.e., "partial annuitization.") In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract and the deferred portion. An exclusion ratio or excludable amount will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME

Federal tax law imposes a 3.8% Medicare tax on the lesser of:

   (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or

   (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S.

Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.

The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


                                    A-PPA-49

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.


QUALIFIED ANNUITY CONTRACTS

INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established as "pay-outs" of SIMPLE IRAs, the Contract will only accept a single purchase payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.

TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


                                    A-PPA-50

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.

WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan Contracts if the withdrawal occurs within the first 2 years of your participation in the plan.

These exceptions include withdrawals made:

   (a)        on account of your death or disability, or

   (b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.

ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. Federal tax law limits You to making only one rollover from an IRA to another IRA (or the same
IRA) in any 12 month period and the limit is applied across all the IRAs that You own.


You may make rollovers and direct transfers into your SIMPLE IRA annuity Contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that You participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.

Generally, a distribution may be eligible for rollover, but certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements,

   (b)        financial hardship, or

   (c)        for a period of ten or more years or for life.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the


                                    A-PPA-51

Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.

DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).

If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the IRA is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner. If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.



REQUIRED MINIMUM DISTRIBUTIONS


Generally, You must begin receiving amounts from Your retirement plan by April 1 following the latter of:


   (a)        the calendar year in which You reach age 70 1/2; or


   (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.


Your required minimum distribution must be in Good Order and payment must be processed by MetLife prior to the due date (generally the calendar year or April 1st of the year after You reach age 70 1/2) in order to satisfy the requirement for the applicable tax year.


A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs). The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


                                    A-PPA-52

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Account Value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING IRAS

PURCHASE PAYMENTS

Traditional IRA purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after You attain age 70 1/2. Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.

Roth IRA purchase payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If You exceed purchase payment limits, You may be subject to a tax penalty.

WITHDRAWALS

If and to the extent that Traditional IRA purchase payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.

CONVERSION


Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value;



                                    A-PPA-53
as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.

A conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA made after January 1, 2018 cannot be recharacterized. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.

CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.

DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution of You are a resident of Puerto Rico.

ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


                                    A-PPA-54

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.



                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.



                                    A-PPA-55

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                          NON-QUALIFIED
                            QUALIFIED       DEFERRED
                            DEFERRED        ANNUITIES
                           AND INCOME      AND INCOME
                            ANNUITIES       ANNUITIES
                          ------------   --------------
California(1)..........      0.5%            2.35%
Florida(2).............      1.0%             1.0%
Maine(3)...............      0.0%             2.0%
Nevada(4)..............      0.0%             3.5%
Puerto Rico(5).........      1.0%             1.0%
South Dakota(6)........      0.0%            1.25%
West Virginia..........      1.0%             1.0%
Wyoming(4).............      0.0%             1.0%

------------
1 California applies the qualified tax rate to plans that qualify under the following Code Sections: 401(a), 403(b), 404, 408(b), and 501(a).

2 Annuity purchase payments are exempt from taxation provided the tax savings are passed back to the Contract Owners. Otherwise, they are taxable at 1%.

3  Maine applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 403(b), 404, 408, 457 and 501.
4 Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 404, 408, 457 and 501.

5 We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, Account Value, withdrawals, death benefits or income payments.


6 Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a Contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403(b), 404, 408, 457, and 501(a).


                                    A-PPA-57

                                   APPENDIX B
--------------------------------------------------------------------------------
                     ACCUMULATION UNIT VALUES (IN DOLLARS)



This table shows fluctuations in the Accumulation Unit Values for each Division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).




                          1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                       NUMBER OF
                                                                                        BEGINNING OF                  ACCUMULATION
                                                                                            YEAR        END OF YEAR   UNITS END OF
                                                                                        ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2008    16.12          14.43             1,475
                                                                                2009    14.43          16.05             1,346
                                                                                2010    16.05          16.88             1,181
                                                                                2011    16.88          17.69               998
                                                                                2012    17.69          18.41               945
                                                                                2013    18.41          17.79               789
                                                                                2014    17.79          18.50               722
                                                                                2015    18.50          18.32               635
                                                                                2016    18.32          18.63               612
                                                                                2017    18.63          19.07               577
American Funds Global Small Capitalization Investment Division (Class 2)....... 2008    35.88          16.47             5,184
                                                                                2009    16.47          26.24             4,852
                                                                                2010    26.24          31.72             4,325
                                                                                2011    31.72          25.33             3,639
                                                                                2012    25.33          29.57             3,112
                                                                                2013    29.57          37.47             2,827
                                                                                2014    37.47          37.79             2,574
                                                                                2015    37.79          37.43             2,356
                                                                                2016    37.43          37.74             2,124
                                                                                2017    37.74          46.93             1,897
American Funds Growth Investment Division (Class 2)............................ 2008   183.38         101.48             1,819
                                                                                2009   101.48         139.73             1,629
                                                                                2010   139.73         163.80             1,450
                                                                                2011   163.80         154.87             1,276
                                                                                2012   154.87         180.32             1,124
                                                                                2013   180.32         231.72             1,021
                                                                                2014   231.72         248.35               931
                                                                                2015   248.35         262.10               840
                                                                                2016   262.10         283.43               758
                                                                                2017   283.43         359.14               677
American Funds Growth-Income Investment Division (Class 2)..................... 2008   124.63          76.50             1,886
                                                                                2009    76.50          99.17             1,651
                                                                                2010    99.17         109.15             1,481
                                                                                2011   109.15         105.83             1,303
                                                                                2012   105.83         122.80             1,157
                                                                                2013   122.80         161.93             1,048
                                                                                2014   161.93         176.94               961
                                                                                2015   176.94         177.30               866
                                                                                2016   177.30         195.29               778
                                                                                2017   195.29         236.05               695
American Funds(R) Balanced Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008    10.00           7.01               639
                                                                                2009     7.01           8.96             1,145
                                                                                2010     8.96           9.93             1,406
                                                                                2011     9.93           9.60             1,340
                                                                                2012     9.60          10.76             1,271
                                                                                2013    10.76          12.60             1,404
                                                                                2014    12.60          13.20             1,495
                                                                                2015    13.20          12.94             1,458
                                                                                2016    12.94          13.78             1,390
                                                                                2017    13.78          15.91             1,375
American Funds(R) Growth Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008     9.99           6.36               428
                                                                                2009     6.36           8.42               871
                                                                                2010     8.42           9.44             1,048
                                                                                2011     9.44           8.89             1,060
                                                                                2012     8.89          10.19             1,062
                                                                                2013    10.19          12.60             1,103
                                                                                2014    12.60          13.24             1,137
                                                                                2015    13.24          12.98             1,207
                                                                                2016    12.98          13.97             1,171
                                                                                2017    13.97          16.74             1,118


                                    A-PPA-58

                         1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
American Funds(R) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................... 2008   10.01           7.69                672
                                                                               2009    7.69           9.37              1,228
                                                                               2010    9.37          10.17              1,382
                                                                               2011   10.17          10.07              1,312
                                                                               2012   10.07          11.02              1,270
                                                                               2013   11.02          12.36              1,251
                                                                               2014   12.36          12.95              1,304
                                                                               2015   12.95          12.70              1,295
                                                                               2016   12.70          13.42              1,189
                                                                               2017   13.42          14.98              1,071
Baillie Gifford International Stock Investment Division (Class A)............. 2008   22.62          12.48              7,317
                                                                               2009   12.48          15.06              6,530
                                                                               2010   15.06          15.95              5,890
                                                                               2011   15.95          12.62              5,448
                                                                               2012   12.62          14.90              4,833
                                                                               2013   14.90          17.00              4,382
                                                                               2014   17.00          16.27              4,049
                                                                               2015   16.27          15.75              3,707
                                                                               2016   15.75          16.40              3,377
                                                                               2017   16.40          21.89              3,013
BlackRock Bond Income Investment Division (Class A)........................... 2008   27.69          26.41              7,220
                                                                               2009   26.41          28.56              6,226
                                                                               2010   28.56          30.56              5,563
                                                                               2011   30.56          32.17              4,813
                                                                               2012   32.17          34.17              4,306
                                                                               2013   34.17          33.49              3,876
                                                                               2014   33.49          35.42              3,472
                                                                               2015   35.42          35.19              3,158
                                                                               2016   35.19          35.84              2,910
                                                                               2017   35.84          36.85              2,669
BlackRock Capital Appreciation Investment Division (Class E).................. 2008   14.03           8.78                923
                                                                               2009    8.78          11.85                826
                                                                               2010   11.85          14.01                733
                                                                               2011   14.01          12.58                739
                                                                               2012   12.58          14.19                653
                                                                               2013   14.19          18.78                582
                                                                               2014   18.78          20.17                544
                                                                               2015   20.17          21.14                573
                                                                               2016   21.14          20.87                467
                                                                               2017   20.87          27.57                480
BlackRock Capital Appreciation Investment Division (Class E) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class E) and
before that FI Large Cap Investment Division (Class E)) (5/1/2006)............ 2008   18.19           9.90                 89
                                                                               2009    9.90          10.32                  0
Brighthouse Asset Allocation 100 Investment Division (Class A) (formerly
MetLife Asset Allocation 100 Investment Division (Class A) and before that
MetLife Aggressive Allocation Investment Division (Class A)) (5/1/2005)....... 2008   13.09           7.72              1,047
                                                                               2009    7.72          10.06              1,178
                                                                               2010   10.06          11.51              1,329
                                                                               2011   11.51          12.50                  0
Brighthouse Asset Allocation 100 Investment Division (Class A) (formerly
MetLife Asset Allocation 100 Investment Division (Class A)) (5/2/2011)........ 2011   12.48          10.71              1,275
                                                                               2012   10.71          12.39              1,311
                                                                               2013   12.39          15.88              1,332
                                                                               2014   15.88          16.50              1,306
                                                                               2015   16.50          16.03              1,274
                                                                               2016   16.03          17.28              1,298
                                                                               2017   17.28          21.04              1,291
Brighthouse Asset Allocation 20 Investment Division (Class A) (formerly
MetLife Asset Allocation 20 Investment Division (Class A)) (5/1/2005)......... 2008   11.42           9.69              1,715
                                                                               2009    9.69          11.55              1,625
                                                                               2010   11.55          12.59              2,027
                                                                               2011   12.59          12.87              2,105
                                                                               2012   12.87          13.92              2,055
                                                                               2013   13.92          14.36              1,866
                                                                               2014   14.36          14.86              1,609
                                                                               2015   14.86          14.64              1,480
                                                                               2016   14.64          15.15              1,311
                                                                               2017   15.15          16.03              1,123


                                    A-PPA-59

                         1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Brighthouse Asset Allocation 40 Investment Division (Class A) (formerly
MetLife Asset Allocation 40 Investment Division (Class A)) (5/1/2005)......... 2008   11.87           9.21              3,893
                                                                               2009    9.21          11.28              3,832
                                                                               2010   11.28          12.46              3,825
                                                                               2011   12.46          12.46              3,616
                                                                               2012   12.46          13.75              3,521
                                                                               2013   13.75          15.10              3,459
                                                                               2014   15.10          15.69              3,243
                                                                               2015   15.69          15.37              2,911
                                                                               2016   15.37          16.14              2,463
                                                                               2017   16.14          17.70              2,222
Brighthouse Asset Allocation 60 Investment Division (Class A) (formerly
MetLife Asset Allocation 60 Investment Division (Class A)) (5/1/2005)......... 2008   12.32           8.71              7,924
                                                                               2009    8.71          10.91              8,271
                                                                               2010   10.91          12.23              8,534
                                                                               2011   12.23          11.94              8,452
                                                                               2012   11.94          13.38              8,205
                                                                               2013   13.38          15.64              8,254
                                                                               2014   15.64          16.26              8,273
                                                                               2015   16.26          15.91              7,685
                                                                               2016   15.91          16.88              7,166
                                                                               2017   16.88          19.16              6,494
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............ 2013   11.72          13.37                275
                                                                               2014   13.37          13.33                  0
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A)) (5/1/2005)......... 2008   12.79           8.22              4,739
                                                                               2009    8.22          10.51              5,319
                                                                               2010   10.51          11.92              5,394
                                                                               2011   11.92          11.36              5,351
                                                                               2012   11.36          12.99              5,221
                                                                               2013   12.99          15.98              5,355
                                                                               2014   15.98          16.66              5,573
                                                                               2015   16.66          16.20              5,422
                                                                               2016   16.20          17.35              5,116
                                                                               2017   17.35          20.47              4,801
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B)) (4/28/2008).................. 2008    9.99           7.04                124
                                                                               2009    7.04           8.94                177
                                                                               2010    8.94           9.71                218
                                                                               2011    9.71           9.42                256
                                                                               2012    9.42          10.81                255
                                                                               2013   10.81          11.64                  0
Brighthouse/Artisan Mid Cap Value Investment Division (Class A) (formerly
Met/Artisan Mid Cap Value Investment Division (Class A))...................... 2008   38.10          20.32              2,860
                                                                               2009   20.32          28.41              2,472
                                                                               2010   28.41          32.28              2,154
                                                                               2011   32.28          34.04              1,908
                                                                               2012   34.04          37.61              1,696
                                                                               2013   37.61          50.84              1,588
                                                                               2014   50.84          51.18              1,430
                                                                               2015   51.18          45.77              1,278
                                                                               2016   45.77          55.59              1,208
                                                                               2017   55.59          61.95              1,063
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011)................................................ 2011    9.98           9.77                 30
                                                                               2012    9.77          10.08                105
                                                                               2013   10.08          10.07                253
                                                                               2014   10.07          10.05                363
                                                                               2015   10.05           9.86                386
                                                                               2016    9.86          10.05                311
                                                                               2017   10.05          10.06                323


                                    A-PPA-60

                          1.25 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
Brighthouse/Wellington Balanced Investment Division (Class A) (formerly
Met/Wellington Balanced Investment Division (Class A)).......................... 2008    33.82
                                                                                 2009    25.12
                                                                                 2010    29.10
                                                                                 2011    31.52
                                                                                 2012    32.31
                                                                                 2013    35.87
                                                                                 2014    42.72
                                                                                 2015    46.65
                                                                                 2016    47.26
                                                                                 2017    49.94
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class A) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class A))............................................................. 2008    40.76
                                                                                 2009    24.41
                                                                                 2010    31.83
                                                                                 2011    35.21
                                                                                 2012    33.37
                                                                                 2013    37.20
                                                                                 2014    49.13
                                                                                 2015    53.68
                                                                                 2016    54.29
                                                                                 2017    57.56
Brighthouse/Wellington Large Cap Research Investment Division (Class A)
(formerly Met/Wellington Large Cap Research Investment Division (Class A))...... 2008    38.04
                                                                                 2009    23.62
                                                                                 2010    27.86
                                                                                 2011    31.02
                                                                                 2012    30.80
                                                                                 2013    34.58
                                                                                 2014    45.98
                                                                                 2015    51.74
                                                                                 2016    53.60
                                                                                 2017    57.60
Clarion Global Real Estate Investment Division (Class E)........................ 2008    16.47
                                                                                 2009     9.48
                                                                                 2010    12.64
                                                                                 2011    14.50
                                                                                 2012    13.55
                                                                                 2013    16.88
                                                                                 2014    17.28
                                                                                 2015    19.35
                                                                                 2016    18.86
                                                                                 2017    18.80
ClearBridge Aggressive Growth Investment Division (Class A)..................... 2008     8.12
                                                                                 2009     4.89
                                                                                 2010     6.45
                                                                                 2011     7.90
                                                                                 2012     8.08
                                                                                 2013     9.49
                                                                                 2014    13.68
                                                                                 2015    16.09
                                                                                 2016    15.29
                                                                                 2017    15.55
ClearBridge Aggressive Growth Investment Division (Class A) (formerly
ClearBridge Aggressive Growth II Investment Division (Class E)) (1/1/2008)...... 2008   191.21
                                                                                 2009   109.63
                                                                                 2010   154.85
                                                                                 2011   167.49
                                                                                 2012   153.11
                                                                                 2013   185.46
                                                                                 2014   236.12
ClearBridge Aggressive Growth Investment Division (Class A) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class A) and
before that Legg Mason Value Equity Investment Division (Class A)).............. 2008     9.62
                                                                                 2009     4.33
                                                                                 2010     5.89
                                                                                 2011     6.28



                          1.25 SEPARATE ACCOUNT CHARGE
                                                                                                  NUMBER OF
                                                                                                 ACCUMULATION
                                                                                   END OF YEAR   UNITS END OF
                                                                                  ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                                UNIT VALUE     THOUSANDS)
-------------------------------------------------------------------------------- -------------- -------------
Brighthouse/Wellington Balanced Investment Division (Class A) (formerly
Met/Wellington Balanced Investment Division (Class A))..........................  25.12             21,582
                                                                                  29.10             18,577
                                                                                  31.52             16,421
                                                                                  32.31             14,468
                                                                                  35.87             12,969
                                                                                  42.72             11,682
                                                                                  46.65             10,531
                                                                                  47.26              9,554
                                                                                  49.94              8,665
                                                                                  56.79              7,910
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class A) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class A)).............................................................  24.41              3,308
                                                                                  31.83              2,967
                                                                                  35.21              2,670
                                                                                  33.37              2,317
                                                                                  37.20              2,038
                                                                                  49.13              1,818
                                                                                  53.68              1,620
                                                                                  54.29              1,453
                                                                                  57.56              1,330
                                                                                  67.69              1,194
Brighthouse/Wellington Large Cap Research Investment Division (Class A)
(formerly Met/Wellington Large Cap Research Investment Division (Class A))......  23.62             19,811
                                                                                  27.86             17,618
                                                                                  31.02             15,757
                                                                                  30.80             14,126
                                                                                  34.58             12,684
                                                                                  45.98             11,377
                                                                                  51.74             10,359
                                                                                  53.60              9,390
                                                                                  57.60              8,529
                                                                                  69.65              7,717
Clarion Global Real Estate Investment Division (Class E)........................   9.48              3,084
                                                                                  12.64              2,586
                                                                                  14.50              2,308
                                                                                  13.55              2,071
                                                                                  16.88              1,888
                                                                                  17.28              1,880
                                                                                  19.35              1,771
                                                                                  18.86              1,598
                                                                                  18.80              1,506
                                                                                  20.59              1,364
ClearBridge Aggressive Growth Investment Division (Class A).....................   4.89              1,212
                                                                                   6.45              1,092
                                                                                   7.90              1,034
                                                                                   8.08              1,779
                                                                                   9.49              1,745
                                                                                  13.68              2,124
                                                                                  16.09              4,725
                                                                                  15.29              4,357
                                                                                  15.55              3,785
                                                                                  18.23              3,333
ClearBridge Aggressive Growth Investment Division (Class A) (formerly
ClearBridge Aggressive Growth II Investment Division (Class E)) (1/1/2008)...... 109.63                221
                                                                                 154.85                253
                                                                                 167.49                206
                                                                                 153.11                154
                                                                                 185.46                161
                                                                                 236.12                134
                                                                                 246.09                  0
ClearBridge Aggressive Growth Investment Division (Class A) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class A) and
before that Legg Mason Value Equity Investment Division (Class A))..............   4.33                896
                                                                                   5.89                819
                                                                                   6.28                724
                                                                                   6.68                  0


                                    A-PPA-61

                         1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                     NUMBER OF
                                                                                      BEGINNING OF                  ACCUMULATION
                                                                                          YEAR        END OF YEAR   UNITS END OF
                                                                                      ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
Frontier Mid Cap Growth Investment Division (Class A)........................ 2008   38.10          20.42             13,191
                                                                              2009   20.42          30.14             11,924
                                                                              2010   30.14          34.33             10,712
                                                                              2011   34.33          32.89              9,662
                                                                              2012   32.89          36.05              8,681
                                                                              2013   36.05          47.27              7,813
                                                                              2014   47.27          51.89              7,134
                                                                              2015   51.89          52.73              6,510
                                                                              2016   52.73          54.89              5,914
                                                                              2017   54.89          67.91              5,376
Harris Oakmark International Investment Division (Class E)................... 2008   19.81          11.57              2,947
                                                                              2009   11.57          17.75              3,145
                                                                              2010   17.75          20.43              2,911
                                                                              2011   20.43          17.33              2,605
                                                                              2012   17.33          22.13              2,315
                                                                              2013   22.13          28.55              2,340
                                                                              2014   28.55          26.60              2,226
                                                                              2015   26.60          25.10              2,096
                                                                              2016   25.10          26.85              1,922
                                                                              2017   26.85          34.62              1,789
Invesco Small Cap Growth Investment Division (Class E)....................... 2008   16.33           9.88                408
                                                                              2009    9.88          13.08                368
                                                                              2010   13.08          16.32                307
                                                                              2011   16.32          15.96                341
                                                                              2012   15.96          18.65                279
                                                                              2013   18.65          25.86                300
                                                                              2014   25.86          27.59                287
                                                                              2015   27.59          26.81                274
                                                                              2016   26.81          29.54                241
                                                                              2017   29.54          36.60                211
Jennison Growth Investment Division (Class A)................................ 2008    5.57           3.50              3,172
                                                                              2009    3.50           4.84              3,232
                                                                              2010    4.84           5.33              2,908
                                                                              2011    5.33           5.29              2,644
                                                                              2012    5.29           6.05              3,023
                                                                              2013    6.05           8.20              2,695
                                                                              2014    8.20           8.83              2,508
                                                                              2015    8.83           9.66              2,669
                                                                              2016    9.66           9.56              2,277
                                                                              2017    9.56          12.96              2,395
Jennison Growth Investment Division (Class A) (formerly Oppenheimer
Capital Appreciation Investment Division (Class E) (5/1/2005))............... 2008   13.11           7.00                345
                                                                              2009    7.00           9.95                398
                                                                              2010    9.95          10.76                327
                                                                              2011   10.76          10.51                283
                                                                              2012   10.51          11.82                  0
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)....... 2013   13.12          14.44                455
                                                                              2014   14.44          14.76                439
                                                                              2015   14.76          14.75                408
                                                                              2016   14.75          15.27                454
                                                                              2017   15.27          18.54                432
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2008    9.99           7.99                115
                                                                              2009    7.99          10.09                244
                                                                              2010   10.09          11.14                301
                                                                              2011   11.14          11.24                367
                                                                              2012   11.24          12.49                468
                                                                              2013   12.49          13.05                  0
Loomis Sayles Small Cap Core Investment Division (Class A)................... 2008   37.11          23.49                946
                                                                              2009   23.49          30.22                815
                                                                              2010   30.22          38.07                707
                                                                              2011   38.07          37.82                661
                                                                              2012   37.82          42.79                577
                                                                              2013   42.79          59.62                560
                                                                              2014   59.62          61.10                496
                                                                              2015   61.10          59.44                452
                                                                              2016   59.44          70.02                409
                                                                              2017   70.02          79.70                382


                                    A-PPA-62

                          1.25 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
Loomis Sayles Small Cap Growth Investment Division (Class A).................... 2008   11.46
                                                                                 2009    6.66
                                                                                 2010    8.55
                                                                                 2011   11.12
                                                                                 2012   11.31
                                                                                 2013   12.42
                                                                                 2014   18.24
                                                                                 2015   18.24
                                                                                 2016   18.33
                                                                                 2017   19.22
MetLife Aggregate Bond Index Investment Division (Class A) (formerly
Barclays Aggregate Bond Index Investment Division (Class A)).................... 2008   14.42
                                                                                 2009   15.10
                                                                                 2010   15.69
                                                                                 2011   16.43
                                                                                 2012   17.45
                                                                                 2013   17.90
                                                                                 2014   17.27
                                                                                 2015   18.05
                                                                                 2016   17.87
                                                                                 2017   18.07
MetLife Mid Cap Stock Index Investment Division (Class A)....................... 2008   17.08
                                                                                 2009   10.76
                                                                                 2010   14.56
                                                                                 2011   18.17
                                                                                 2012   17.60
                                                                                 2013   20.45
                                                                                 2014   26.89
                                                                                 2015   29.08
                                                                                 2016   28.05
                                                                                 2017   33.36
MetLife MSCI EAFE(R) Index Investment Division (Class A) (formerly MSCI
EAFE(R) Index Investment Division (Class A)).................................... 2008   17.47
                                                                                 2009    9.99
                                                                                 2010   12.70
                                                                                 2011   13.57
                                                                                 2012   11.73
                                                                                 2013   13.71
                                                                                 2014   16.50
                                                                                 2015   15.32
                                                                                 2016   14.96
                                                                                 2017   14.98
MetLife Russell 2000(R) Index Investment Division (Class A) (formerly Russell
2000(R) Index Investment Division (Class A)).................................... 2008   18.62
                                                                                 2009   12.23
                                                                                 2010   15.22
                                                                                 2011   19.08
                                                                                 2012   18.07
                                                                                 2013   20.77
                                                                                 2014   28.43
                                                                                 2015   29.49
                                                                                 2016   27.88
                                                                                 2017   33.40
MetLife Stock Index Investment Division (Class A)............................... 2008   44.63
                                                                                 2009   27.73
                                                                                 2010   34.57
                                                                                 2011   39.21
                                                                                 2012   39.44
                                                                                 2013   45.09
                                                                                 2014   58.80
                                                                                 2015   65.84
                                                                                 2016   65.78
                                                                                 2017   72.56
MFS Value Investment Division II (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................ 2008   14.88
                                                                                 2009    9.54
                                                                                 2010   10.48
                                                                                 2011   11.28
                                                                                 2012   11.38
                                                                                 2013   12.83
                                                                                 2014   16.72
                                                                                 2015   18.13
                                                                                 2016   16.82
                                                                                 2017   19.63



                          1.25 SEPARATE ACCOUNT CHARGE
                                                                                                  NUMBER OF
                                                                                                 ACCUMULATION
                                                                                   END OF YEAR   UNITS END OF
                                                                                  ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                                UNIT VALUE     THOUSANDS)
-------------------------------------------------------------------------------- -------------- -------------
Loomis Sayles Small Cap Growth Investment Division (Class A)....................  6.66               1,171
                                                                                  8.55               1,075
                                                                                 11.12               1,029
                                                                                 11.31               1,321
                                                                                 12.42                 916
                                                                                 18.24               1,071
                                                                                 18.24                 826
                                                                                 18.33                 837
                                                                                 19.22                 684
                                                                                 24.12                 637
MetLife Aggregate Bond Index Investment Division (Class A) (formerly
Barclays Aggregate Bond Index Investment Division (Class A)).................... 15.10              12,890
                                                                                 15.69              12,201
                                                                                 16.43              11,134
                                                                                 17.45               9,659
                                                                                 17.90               9,090
                                                                                 17.27               9,080
                                                                                 18.05               8,530
                                                                                 17.87               7,788
                                                                                 18.07               7,335
                                                                                 18.43               7,142
MetLife Mid Cap Stock Index Investment Division (Class A)....................... 10.76               7,317
                                                                                 14.56               6,375
                                                                                 18.17               5,755
                                                                                 17.60               5,067
                                                                                 20.45               4,551
                                                                                 26.89               4,303
                                                                                 29.08               4,069
                                                                                 28.05               3,772
                                                                                 33.36               3,545
                                                                                 38.21               3,297
MetLife MSCI EAFE(R) Index Investment Division (Class A) (formerly MSCI
EAFE(R) Index Investment Division (Class A))....................................  9.99               9,244
                                                                                 12.70               8,280
                                                                                 13.57               7,632
                                                                                 11.73               7,318
                                                                                 13.71               6,461
                                                                                 16.50               6,022
                                                                                 15.32               6,058
                                                                                 14.96               5,807
                                                                                 14.98               5,637
                                                                                 18.48               5,075
MetLife Russell 2000(R) Index Investment Division (Class A) (formerly Russell
2000(R) Index Investment Division (Class A)).................................... 12.23               6,134
                                                                                 15.22               5,450
                                                                                 19.08               4,975
                                                                                 18.07               4,386
                                                                                 20.77               3,900
                                                                                 28.43               3,542
                                                                                 29.49               3,325
                                                                                 27.88               3,082
                                                                                 33.40               2,864
                                                                                 37.83               2,693
MetLife Stock Index Investment Division (Class A)............................... 27.73              41,165
                                                                                 34.57              36,386
                                                                                 39.21              32,752
                                                                                 39.44              29,372
                                                                                 45.09              26,401
                                                                                 58.80              23,707
                                                                                 65.84              21,603
                                                                                 65.78              19,800
                                                                                 72.56              17,989
                                                                                 87.10              16,332
MFS Value Investment Division II (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................  9.54               2,500
                                                                                 10.48               2,137
                                                                                 11.28               1,827
                                                                                 11.38               1,647
                                                                                 12.83               1,511
                                                                                 16.72               1,502
                                                                                 18.13               1,414
                                                                                 16.82               1,270
                                                                                 19.63               1,259
                                                                                 20.84               1,088


                                    A-PPA-63

                        1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                   NUMBER OF
                                                                                    BEGINNING OF                  ACCUMULATION
                                                                                        YEAR        END OF YEAR   UNITS END OF
                                                                                    ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
MFS(R) Research International Investment Division (Class A)................ 2008   19.10          10.89               3,093
                                                                            2009   10.89          14.19               2,576
                                                                            2010   14.19          15.65               2,138
                                                                            2011   15.65          13.85               1,897
                                                                            2012   13.85          16.00               1,669
                                                                            2013   16.00          18.90               1,512
                                                                            2014   18.90          17.41               1,428
                                                                            2015   17.41          16.93               1,322
                                                                            2016   16.93          16.61               1,236
                                                                            2017   16.61          21.09               1,097
MFS(R) Total Return Investment Division (Class E).......................... 2008   12.66           9.72               1,503
                                                                            2009    9.72          11.37               1,276
                                                                            2010   11.37          12.34               1,121
                                                                            2011   12.34          12.47                 984
                                                                            2012   12.47          13.72                 905
                                                                            2013   13.72          16.10                 899
                                                                            2014   16.10          17.25                 839
                                                                            2015   17.25          16.99                 757
                                                                            2016   16.99          18.29                 702
                                                                            2017   18.29          20.29                 657
MFS(R) Value Investment Division (Class A)................................. 2008   14.47           9.51               9,015
                                                                            2009    9.51          11.35               7,889
                                                                            2010   11.35          12.49               7,055
                                                                            2011   12.49          12.44               6,320
                                                                            2012   12.44          14.33               5,679
                                                                            2013   14.33          19.22               5,862
                                                                            2014   19.22          21.03               5,336
                                                                            2015   21.03          20.74               4,895
                                                                            2016   20.74          23.43               4,564
                                                                            2017   23.43          27.31               4,193
MFS(R) Value Investment Division (Class A) (formerly FI Value Leaders
Investment Division (Class E))............................................. 2008   33.09          19.93                 444
                                                                            2009   19.93          23.94                 367
                                                                            2010   23.94          27.06                 320
                                                                            2011   27.06          25.04                 290
                                                                            2012   25.04          28.59                 265
                                                                            2013   28.59          31.50                   0
MFS(R) Value Investment Division (Class A) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008).......................... 2008    9.99           6.60                  74
                                                                            2009    6.60           8.15                 155
                                                                            2010    8.15           8.93                 259
                                                                            2011    8.93           8.77                 328
                                                                            2012    8.77           9.87                 309
                                                                            2013    9.87          10.82                   0
Morgan Stanley Mid Cap Growth Investment Division (Class A)................ 2010   13.70          15.94              15,840
                                                                            2011   15.94          14.70              14,266
                                                                            2012   14.70          15.90              12,904
                                                                            2013   15.90          21.88              11,673
                                                                            2014   21.88          21.89              10,709
                                                                            2015   21.89          20.59               9,871
                                                                            2016   20.59          18.65               9,225
                                                                            2017   18.65          25.86               8,448
Morgan Stanley Mid Cap Growth Investment Division (Class A) (formerly FI
Mid Cap Opportunities Investment Division (Class A))....................... 2008   21.43           9.46              19,350
                                                                            2009    9.46          12.50              17,589
                                                                            2010   12.50          13.55                   0
Neuberger Berman Genesis Investment Division (Class A)..................... 2008   20.82          12.67               9,126
                                                                            2009   12.67          14.16               8,002
                                                                            2010   14.16          17.00               7,015
                                                                            2011   17.00          17.77               6,170
                                                                            2012   17.77          19.31               5,472
                                                                            2013   19.31          26.42               5,236
                                                                            2014   26.42          26.10               4,713
                                                                            2015   26.10          25.92               4,241
                                                                            2016   25.92          30.39               3,836
                                                                            2017   30.39          34.74               3,487
Neuberger Berman Genesis Investment Division (Class A) (formerly MLA Mid
Cap Investment Division (Class E))......................................... 2008   15.94           9.72                 826
                                                                            2009    9.72          13.14                 718
                                                                            2010   13.14          15.98                 630
                                                                            2011   15.98          14.95                 550
                                                                            2012   14.95          15.57                 483
                                                                            2013   15.57          16.89                   0


                                    A-PPA-64

                         1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Oppenheimer Global Equity Investment Division (Class A) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2008    9.99           6.57                 13
                                                                               2009    6.57           8.61                 69
                                                                               2010    8.61           9.16                 81
                                                                               2011    9.16           8.42                100
                                                                               2012    8.42          10.16                124
                                                                               2013   10.16          10.81                  0
Oppenheimer Global Equity Investment Division* (Class A)...................... 2008   21.13          12.44              5,806
                                                                               2009   12.44          17.25              5,236
                                                                               2010   17.25          19.80              4,674
                                                                               2011   19.80          17.95              4,229
                                                                               2012   17.95          21.54              3,759
                                                                               2013   21.54          27.11              3,493
                                                                               2014   27.11          27.44              3,218
                                                                               2015   27.44          28.23              3,002
                                                                               2016   28.23          28.01              2,728
                                                                               2017   28.01          37.94              2,481
PIMCO Inflation Protected Bond Investment Division (Class E) (5/1/2006)....... 2008   12.26          11.29              2,964
                                                                               2009   11.29          13.18              3,038
                                                                               2010   13.18          14.05              3,051
                                                                               2011   14.05          15.43              3,167
                                                                               2012   15.43          16.64              3,267
                                                                               2013   16.64          14.93              2,470
                                                                               2014   14.93          15.20              2,083
                                                                               2015   15.20          14.56              1,695
                                                                               2016   14.56          15.10              1,592
                                                                               2017   15.10          15.44              1,404
PIMCO Total Return Investment Division (Class A).............................. 2008   13.66          13.58              8,058
                                                                               2009   13.58          15.88              8,087
                                                                               2010   15.88          17.00              7,932
                                                                               2011   17.00          17.37              6,931
                                                                               2012   17.37          18.80              6,580
                                                                               2013   18.80          18.25              5,934
                                                                               2014   18.25          18.83              5,144
                                                                               2015   18.83          18.65              4,583
                                                                               2016   18.65          18.95              4,099
                                                                               2017   18.95          19.61              3,671
SSGA Growth and Income ETF Investment Division (Class E) (5/1/2006)........... 2008   11.66           8.64                263
                                                                               2009    8.64          10.67                407
                                                                               2010   10.67          11.83                570
                                                                               2011   11.83          11.83                695
                                                                               2012   11.83          13.19                735
                                                                               2013   13.19          14.74                702
                                                                               2014   14.74          15.43                641
                                                                               2015   15.43          14.94                529
                                                                               2016   14.94          15.63                495
                                                                               2017   15.63          17.91                467
SSGA Growth ETF Investment Division (Class E) (5/1/2006)...................... 2008   11.96           7.92                242
                                                                               2009    7.92          10.12                306
                                                                               2010   10.12          11.41                310
                                                                               2011   11.41          11.05                407
                                                                               2012   11.05          12.56                443
                                                                               2013   12.56          14.68                483
                                                                               2014   14.68          15.29                452
                                                                               2015   15.29          14.77                411
                                                                               2016   14.77          15.59                380
                                                                               2017   15.59          18.45                366
T. Rowe Price Large Cap Growth Investment Division (Class A).................. 2008   15.71           9.02              6,007
                                                                               2009    9.02          12.78              5,542
                                                                               2010   12.78          14.77              4,940
                                                                               2011   14.77          14.43              4,416
                                                                               2012   14.43          16.95              4,165
                                                                               2013   16.95          23.30              4,907
                                                                               2014   23.30          25.11              4,527
                                                                               2015   25.11          27.47              4,336
                                                                               2016   27.47          27.61              3,989
                                                                               2017   27.61          36.51              3,791
T. Rowe Price Large Cap Growth Investment Division (Class A) (formerly
RCM Technology Investment Division (Class A))................................. 2008    7.97           4.39              3,642
                                                                               2009    4.39           6.90              4,293
                                                                               2010    6.90           8.74              3,933
                                                                               2011    8.74           7.79              3,103
                                                                               2012    7.79           8.65              2,552
                                                                               2013    8.65           9.06                  0


                                    A-PPA-65

                      1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                NUMBER OF
                                                                                 BEGINNING OF                  ACCUMULATION
                                                                                     YEAR        END OF YEAR   UNITS END OF
                                                                                 ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------ ------ -------------- -------------- -------------
T. Rowe Price Mid Cap Growth Investment Division (Class A).............. 2008   10.23           6.10              4,599
                                                                         2009    6.10           8.79              4,236
                                                                         2010    8.79          11.12              3,846
                                                                         2011   11.12          10.83              3,468
                                                                         2012   10.83          12.19              3,180
                                                                         2013   12.19          16.49              3,149
                                                                         2014   16.49          18.41              3,019
                                                                         2015   18.41          19.43              3,112
                                                                         2016   19.43          20.44              2,898
                                                                         2017   20.44          25.27              2,661
T. Rowe Price Small Cap Growth Investment Division (Class A)............ 2008   16.53          10.41              8,125
                                                                         2009   10.41          14.29              7,354
                                                                         2010   14.29          19.05              6,885
                                                                         2011   19.05          19.15              6,167
                                                                         2012   19.15          21.97              5,608
                                                                         2013   21.97          31.37              5,264
                                                                         2014   31.37          33.12              4,790
                                                                         2015   33.12          33.60              4,545
                                                                         2016   33.60          37.08              4,119
                                                                         2017   37.08          45.01              3,850
Victory Sycamore Mid Cap Value Investment Division (Class A) (formerly
Invesco Mid Cap Value Investment Division (Class A)).................... 2008   27.68          14.39              6,842
                                                                         2009   14.39          21.06              5,950
                                                                         2010   21.06          26.27              5,458
                                                                         2011   26.27          24.28              4,789
                                                                         2012   24.28          26.89                  0
Victory Sycamore Mid Cap Value Investment Division (Class A) (formerly
Invesco Mid Cap Value Investment Division (Class A)).................... 2012   26.76          27.57              4,141
                                                                         2013   27.57          35.58              3,703
                                                                         2014   35.58          38.64              3,325
                                                                         2015   38.64          34.82              3,038
                                                                         2016   34.82          39.82              2,689
                                                                         2017   39.82          43.17              2,429
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A)...................................................... 2008   22.26          18.68              2,080
                                                                         2009   18.68          24.40              1,833
                                                                         2010   24.40          27.17              1,855
                                                                         2011   27.17          28.48              1,545
                                                                         2012   28.48          31.36              1,437
                                                                         2013   31.36          31.32              1,291
                                                                         2014   31.32          32.62              1,203
                                                                         2015   32.62          31.67              1,117
                                                                         2016   31.67          33.95              2,203
                                                                         2017   33.95          36.29              1,986
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A) (formerly Lord Abbett Bond Debenture Investment
Division (Class A))..................................................... 2008   15.43          12.43              3,676
                                                                         2009   12.43          16.84              3,292
                                                                         2010   16.84          18.83              2,945
                                                                         2011   18.83          19.49              2,536
                                                                         2012   19.49          21.79              2,356
                                                                         2013   21.79          23.28              2,242
                                                                         2014   23.28          24.17              2,099
                                                                         2015   24.17          23.43              1,866
                                                                         2016   23.43          24.16                  0
Western Asset Management U.S. Government Investment Division (Class A).. 2008   17.48          17.21              2,209
                                                                         2009   17.21          17.73              1,924
                                                                         2010   17.73          18.53              1,768
                                                                         2011   18.53          19.31              1,528
                                                                         2012   19.31          19.72              1,400
                                                                         2013   19.72          19.33              1,280
                                                                         2014   19.33          19.63              1,165
                                                                         2015   19.63          19.50              1,063
                                                                         2016   19.50          19.50                970
                                                                         2017   19.50          19.64                883


* We are waiving a portion of the Separate Account charge for the Investment Divisions investing in the Met/Wellington Large Cap Research Portfolio and the Oppenheimer Global Equity Investment Division.

The assets of the Lord Abbett Bond Debenture Investment Division of the Met Investors Fund merged into Western Asset Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016. Accumulation Unit Values prior to May 2, 2016 are those of the Lord Abbett Bond Debenture Investment Division.


                                    A-PPA-66

The assets of the ClearBridge Aggressive Growth II Investment Division of the Met Investors Fund merged into ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the ClearBridge Aggressive Growth II Investment Division.

The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division.

The assets of the FI Value Leaders Investment Division (Class E) of the Metropolitan Fund were merged into MFS(R) Value Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.

The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.

The assets of the Met/Franklin Mutual Shares Investment Division (Class B) of the Met Investors Fund were merged into MFS(R) Value Investment Division (Class
A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division.

The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.

The assets of the MLA Mid Cap Investment Division (Class E) of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.

The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.

The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.

The assets of the Met/Templeton Growth Investment Division (Class B) of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division (Class A) of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.

The assets of the Oppenheimer Capital Appreciation Investment Division (Class
E) of the Met Investors Fund were merged into the Jennison Growth Investment Division (Class A) of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.

The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.

The assets of Legg Mason Value Equity Investment Division of the Met Investors Trust were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason Value Equity Investment Division.

The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.

The assets of FI Mid Cap Opportunities Investment Division were merged into this Investment Division on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.

The assets of FI Large Cap Investment Division of the Metropolitan Funds were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Met Investors Fund on May 1, 2009. Accumulation Unit Values prior to May 1, 2009 are those of the FI Large Cap Investment Division.


                                    A-PPA-67

Effective April 28, 2008, the Fidelity Overseas Investment Division of the Fidelity(R) VIP Funds was replaced by the MFS(R) Research International Division of the Met Investors Fund, and, is no longer available as a funding option.

The assets of BlackRock Large Cap Investment Division of the Metropolitan Fund were merged into the WMC Large Cap Research Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.

The assets of the MFS(R) Investors Trust Investment Division were merged into the Legg Mason Value Equity Investment Division prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.

The assets in Met/Putnam Voyager Investment Division were merged into Jennison Growth Investment Division prior to the opening of business on May 2, 2005. The Met/Putnam Voyager Investment Division is no longer available.

The Investment Division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Investment Division prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The Investment Division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The Accumulation Unit Values history prior to May 1,2004 is that of the Janus Mid Cap Investment Division.

Please see the Table of Expenses for more information.

                                    A-PPA-68

                                   APPENDIX C
--------------------------------------------------------------------------------
                ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS



Certain Portfolios and trusts were subject to a merger or name change. The charts below identify the former name and new name of each of these Portfolios, and where applicable, the former name and the new name of the trust of which the Portfolio is a part.


FUND MERGERS


THE FOLLOWING FORMER PORTFOLIOS WERE MERGED.




                       FORMER NAME                                   NEW NAME
-------------------------------------------------------- -------------------------------
BRIGHTHOUSE FUNDS TRUST II                               BRIGHTHOUSE FUNDS TRUST II
 MFS(R) Value Portfolio II Class E (formerly BlackRock   MFS(R) Value Portfolio Class E
  Large Cap Value Portfolio Class E)



PORTFOLIO NAME CHANGES

The following former Portfolios were renamed:




                FORMER NAME                                     NEW NAME
------------------------------------------ -------------------------------------------------
BRIGHTHOUSE FUNDS TRUST I                  BRIGHTHOUSE FUNDS TRUST I
 Invesco Mid Cap Value Portfolio Class A   Victory Sycamore Mid Cap Value Portfolio Class A



                                    A-PPA-69

                                   APPENDIX D
--------------------------------------------------------------------------------

         TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
SERVICES
PRINCIPAL UNDERWRITER
CUSTODIAN
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT
EXPERIENCE FACTOR
VARIABLE INCOME PAYMENTS
  ASSUMED INVESTMENT RETURN (AIR)
  AMOUNT OF INCOME PAYMENTS
  ANNUITY UNIT VALUE
  REALLOCATING PRIVILEGE
CALCULATING THE ANNUITY UNIT VALUE
  DETERMINING THE VARIABLE INCOME PAYMENT
ADVERTISEMENT OF THE SEPARATE ACCOUNT
VOTING RIGHTS
  DISREGARDING VOTING INSTRUCTIONS
TAXES
  NON-QUALIFIED ANNUITY CONTRACTS
  QUALIFIED ANNUITY CONTRACTS
  TYPES OF QUALIFIED ANNUITY CONTRACTS
  ERISA
  FEDERAL ESTATE TAXES
  GENERATION-SKIPPING TRANSFER TAX
  ANNUITY PURCHASE PAYMENT BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
WITHDRAWALS
FINANCIAL STATEMENTS


                                    A-PPA-70

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

     [ ] Preference Plus(R) Account Variable Annuity Contract -- A

     [ ] Brighthouse Funds Trust I

     [ ] Brighthouse Funds Trust II

     [ ] American Funds Insurance Series(R)

     [ ] I have changed my address. My current address is:


                                           Name --------------------------------
-------------------------------------
            (Contract Number)
                                           Address -------------------------------

-------------------------------------      -------------------------------------
               (Signature)                                                      Zip

Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342


                                    A-PPA-71

                                                                  April 30, 2018



   PREFERENCE PLUS(R) ACCOUNT VARIABLE DEFERRED AND INCOME ANNUITY CONTRACTS

           ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY ("METLIFE")
This Prospectus describes individual and group Preference Plus Account Contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities"). We no longer offer the Deferred Annuities and Income Annuities. However, Contract Owners and participants may continue to make additional purchase payments and new participants may enroll under any issued group Contract.

You decide how to allocate your money among the various available investment choices. The investment choices available to You are listed in the Contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and Divisions (Divisions may be referred to as "Investment Divisions" in the Contract and marketing materials) available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Brighthouse Funds Trust I ("Brighthouse Trust I"), Portfolios of the Brighthouse Funds Trust II ("Brighthouse Trust II"), Portfolios of the Calvert Variable Series, Inc. ("Calvert Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


AMERICAN FUNDS(R)
     American Funds Bond Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     American Funds(R) Balanced Allocation Portfolio
     American Funds(R) Growth Allocation Portfolio
     American Funds(R) Moderate Allocation Portfolio
     Brighthouse Asset Allocation 100 Portfolio
     Brighthouse/Franklin Low Duration Total Return Portfolio
     Brighthouse/Wellington Large Cap Research Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio

     Harris Oakmark International Portfolio

     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     MFS(R) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

  Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
    Portfolio)

BRIGHTHOUSE FUNDS TRUST II
     Baillie Gifford International Stock Portfolio
     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     Brighthouse Asset Allocation 20 Portfolio
     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio
     Brighthouse Asset Allocation 80 Portfolio
     Brighthouse/Artisan Mid Cap Value Portfolio
     Brighthouse/Wellington Balanced Portfolio
     Brighthouse/Wellington Core Equity Opportunities Portfolio
     Frontier Mid Cap Growth Portfolio
     Jennison Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife Aggregate Bond Index Portfolio
     MetLife Mid Cap Stock Index Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     Neuberger Berman Genesis Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Management U.S. Government Portfolio
CALVERT FUND
     Calvert VP SRI Balanced Portfolio

FIDELITY(R) VIP FUNDS
     Freedom 2020 Portfolio
     Freedom 2025 Portfolio
     Freedom 2030 Portfolio
     Freedom 2035 Portfolio
     Freedom 2040 Portfolio
     Freedom 2045 Portfolio

     Freedom 2050 Portfolio


     Certain Portfolios have been subject to a change. Please see Appendix C -- "Additional Information Regarding the
     Portfolios."

DEFERRED ANNUITIES AVAILABLE:
   o    TSA
   o    403(a)
   o    PEDC
   o    Keogh

INCOME ANNUITIES AVAILABLE:
   o    TSA
   o    403(a)
   o    PEDC
   o    Keogh


An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:

   o    a bank deposit or obligation;
   o    federally insured or guaranteed; or
   o    endorsed by any bank or other financial institution.

HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, Income Annuities and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated April 30, 2018. The SAI is incorporated by reference into and is therefore considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 72 of this Prospectus. To view or download the SAI, go to our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342
Phone: 800-638-7732

The Securities and Exchange Commission has a website (http://www.sec.gov), which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.



                        PROSPECTUS DATED APRIL 30, 2018

                               TABLE OF CONTENTS






                                                       PAGE
                                                    ---------
IMPORTANT TERMS YOU SHOULD KNOW.................... B-PPA-3
TABLE OF EXPENSES.................................. B-PPA-5
ACCUMULATION UNIT VALUES TABLE..................... B-PPA-10
METLIFE............................................ B-PPA-11
METROPOLITAN LIFE SEPARATE ACCOUNT E............... B-PPA-11
VARIABLE ANNUITIES................................. B-PPA-11
A Deferred Annuity................................. B-PPA-12
An Income Annuity.................................. B-PPA-12
YOUR INVESTMENT CHOICES............................ B-PPA-12
Investment Choices Which Are Fund of Funds......... B-PPA-17
Additional Information About the Portfolios........ B-PPA-17
Certain Payments We Receive with Regard to the
  Portfolios....................................... B-PPA-18
Portfolio Selection................................ B-PPA-18
DEFERRED ANNUITIES................................. B-PPA-19
The Deferred Annuity and Your Retirement Plan...... B-PPA-19
403(b) Plan Terminations........................... B-PPA-19
Other Plan Terminations............................ B-PPA-20
Automated Investment Strategies.................... B-PPA-20
Purchase Payments.................................. B-PPA-21
  Purchase Payments -- Section 403(b) Plans........ B-PPA-21
  Allocation of Purchase Payments.................. B-PPA-21
  Limits on Purchase Payments...................... B-PPA-22
The Value of Your Investment....................... B-PPA-22
Transfers.......................................... B-PPA-23
Restrictions on Transfers.......................... B-PPA-23
Access To Your Money............................... B-PPA-25
  Account Reduction Loans.......................... B-PPA-26
  Systematic Withdrawal Program.................... B-PPA-26
  Minimum Distribution............................. B-PPA-27
Annual Contract Fee................................ B-PPA-27
  Account Reduction Loan Fees...................... B-PPA-27
Charges............................................ B-PPA-28
  Insurance-Related or Separate Account Charge..... B-PPA-28
  Investment-Related Charge........................ B-PPA-28
Premium and Other Taxes............................ B-PPA-28
Early Withdrawal Charges........................... B-PPA-29
  When No Early Withdrawal Charge Applies.......... B-PPA-29
  When A Different Early Withdrawal Charge
    May Apply...................................... B-PPA-32
Free Look.......................................... B-PPA-32
Death Benefit...................................... B-PPA-32
Pay-Out Options (or Income Options)................ B-PPA-34
Your Spouse's Rights............................... B-PPA-34
INCOME ANNUITIES................................... B-PPA-34
Income Payment Types............................... B-PPA-35
Minimum Size of Your Income Payment................ B-PPA-36
Allocation......................................... B-PPA-36
The Value of Your Income Payments.................. B-PPA-37


                                                       PAGE
                                                    ---------
Reallocations...................................... B-PPA-38
Restrictions on Transfers.......................... B-PPA-39
Contract Fee....................................... B-PPA-41
Charges............................................ B-PPA-41
  Insurance-Related or Separate Account Charge..... B-PPA-41
  Investment-Related Charge........................ B-PPA-41
Premium and Other Taxes............................ B-PPA-42
Free Look.......................................... B-PPA-42
Your Spouse's Rights............................... B-PPA-42
GENERAL INFORMATION................................ B-PPA-42
Administration..................................... B-PPA-42
  Purchase Payments................................ B-PPA-43
  Confirming Transactions.......................... B-PPA-43
  Processing Transactions.......................... B-PPA-43
  By Telephone or Internet......................... B-PPA-44
  Telephone and Computer Systems................... B-PPA-44
  After Your Death................................. B-PPA-44
  Abandoned Property Requirements.................. B-PPA-45
  Misstatement..................................... B-PPA-45
  Cybersecurity.................................... B-PPA-45
  Third Party Requests............................. B-PPA-45
  Valuation -- Suspension of Payments.............. B-PPA-46
Advertising Performance............................ B-PPA-46
Changes to Your Deferred Annuity or Income
  Annuity.......................................... B-PPA-47
Voting Rights...................................... B-PPA-48
Who Sells the Deferred Annuities and Income
  Annuities........................................ B-PPA-48
Financial Statements............................... B-PPA-49
When We Can Cancel Your Deferred Annuity or
  Income Annuity................................... B-PPA-49
INCOME TAXES....................................... B-PPA-50
Introduction....................................... B-PPA-50
Qualified Annuity Contracts........................ B-PPA-50
Required Minimum Distributions..................... B-PPA-53
Additional Information Regarding TSA (ERISA and
  non-ERISA) 403(b)................................ B-PPA-53
LEGAL PROCEEDINGS.................................. B-PPA-55
APPENDIX A: PREMIUM TAX TABLE...................... B-PPA-57
APPENDIX B: ACCUMULATION UNIT VALUES FOR EACH
  DIVISION......................................... B-PPA-58
APPENDIX C: ADDITIONAL INFORMATION REGARDING
  THE PORTFOLIOS................................... B-PPA-69
APPENDIX D: PORTFOLIO LEGAL AND MARKETING
  NAMES............................................ B-PPA-70
APPENDIX E: TEXAS OPTIONAL RETIREMENT PROGRAM...... B-PPA-71
APPENDIX F: TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION........................ B-PPA-72



                                    B-PPA-2

                        IMPORTANT TERMS YOU SHOULD KNOW


ACCOUNT VALUE -- When You purchase a Deferred Annuity, an account is set up for You. Your Account Value is the total amount of money credited to You under your Deferred Annuity including money in the Divisions of the Separate Account and the Fixed Interest Account, less any account reduction loans.

ACCUMULATION UNIT VALUE -- With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE -- The Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your Administrative Office. The telephone number to call to initiate a request is 1-800-638-7732.

ANNUITY UNIT VALUE -- With an Income Annuity or variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR) -- Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.


CONTRACT -- A Contract is the legal agreement between You and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR -- Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to fifteen months after the Deferred Annuity is issued.


DIVISIONS -- Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to a Division, the Division purchases shares of a Portfolio (with the same name) within Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund or American Funds(R).

EARLY WITHDRAWAL CHARGE -- The Early Withdrawal Charge is an amount we deduct from your Account Value if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.


EXCHANGE -- In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


FREE LOOK -- You may cancel your Contract within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Account, if applicable) or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures, and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in



                                    B-PPA-3
dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your MetLife Designated Office before submitting the form or request.

METLIFE -- MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT -- A Separate Account is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY -- An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.


YOU -- In this Prospectus, depending on the context, "You" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity or the participant or annuitant under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for PEDC Contracts, "You" means the employer and, for Keogh Contracts, "You" means the plan trustee. Under the PEDC or Keogh plans where the participant or annuitant is allowed to choose among investment choices, "You" means the participant or annuitant who is giving us instructions about the investment choices. In connection with a 403(b) plan termination, as of the date of the Contract or cash distribution under such plan termination, "You" means the participant who has received such Contract or cash distribution.


                                    B-PPA-4

                               TABLE OF EXPENSES
--------------------------------------------------------------------------------
            PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES



The following tables describe the fees and expenses You will pay when You buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges You will pay at the time You purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers/reallocations between the Divisions of your Deferred Annuity or Income Annuity. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions-see Appendix A) and other taxes which may apply.



CONTRACT OWNER TRANSACTION EXPENSES


SALES LOAD IMPOSED ON PURCHASE PAYMENTS.............................................. None
EARLY WITHDRAWAL CHARGE.............................................................. Up to 7%
(as a percentage of each purchase payment funding the withdrawal during the pay-in phase)(1)
EXCHANGE FEE FOR DEFERRED ANNUITIES.................................................. None
SURRENDER FEE FOR DEFERRED ANNUITIES................................................. None
ACCOUNT REDUCTION LOAN INITIATION FEE................................................ $ 75(2)
ANNUAL ACCOUNT REDUCTION LOAN MAINTENANCE FEE (PER LOAN OUTSTANDING)................. $ 50(2)
INCOME ANNUITY CONTRACT FEE(2)....................................................... $350
TRANSFER FEE......................................................................... None


1 An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within seven years of when they were credited to your Deferred Annuity. The charge on purchase payments is calculated according to the following schedule:




 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     7%
               2                     6%
               3                     5%
               4                     4%
               5                     3%
               6                     2%
               7                     1%
          Thereafter                 0%



There are times when the Early Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, each Contract Year You may take the greater of 10% of your Account Value or your purchase payments made over seven years ago free of Early Withdrawal Charges.
2 There is a one-time Contract Fee of $350 for Income Annuities. We do not charge this fee if You elect a pay-out option under your Deferred Annuity and You have owned your Deferred Annuity for more than two years. We are currently waiving this charge.



The second table describes the fees and expenses that You will bear periodically during the time You hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.



ANNUAL CONTRACT FEE FOR DEFERRED ANNUITIES(3).......................... None
SEPARATE ACCOUNT CHARGE(4)
(as a percentage of your average Account Value in the Separate Account)
General Administrative Expenses Charge................................. .50%
Mortality and Expense Risk Charge...................................... .75%
TOTAL SEPARATE ACCOUNT ANNUAL CHARGE(4)
Current and Maximum Guaranteed Charge:................................. 1.25%



3  A $20 Annual Contract Fee is imposed on money in the Fixed Interest Account.
      This fee may be waived under certain circumstances.
4 Pursuant to the terms of the Contract, our total Separate Account charge will not exceed 1.25% of your average balance in the Divisions. For purposes of presentation here, we estimated the allocation between general administrative expenses and the mortality and expense risk charge for Deferred Annuities or the amount of underlying Portfolio shares we have designated in the Divisions to generate your income payments for Income Annuities.



                                    B-PPA-5

We are waiving 0.08% of the Separate Account Charge for the Division investing in the Brighthouse/Wellington Large Cap Research Portfolio. We are waiving an amount equal to the Portfolio expenses that are in excess 0.62% for the Division investing in the Oppenheimer Global Equity Portfolio of Brighthouse Trust I.

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that You may bear periodically while You hold the Contract. Certain Portfolios may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the MFS(R) Value, BlackRock Capital Appreciation, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, MFS(R) Total Return, PIMCO Inflation Protected Bond, SSGA Growth ETF, SSGA Growth and Income ETF Portfolios, which are Class E Portfolios, Brighthouse/Franklin Low Duration Total Return and Loomis Sayles Global Markets, which are Class B Portfolios, American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C Portfolios, and the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning the Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses. Current prospectuses for the Portfolios can be obtained by calling 800 638-7732. Please read the prospectuses carefully before making your allocations to the Divisions.



MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.27%       1.12%


PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.



                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
-- CLASS 2
 American Funds Bond Fund..................    0.36%     0.25%          0.02%
 American Funds Global Small
  Capitalization Fund......................    0.70%     0.25%          0.04%
 American Funds Growth Fund................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund.........    0.26%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C.....................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C.....................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C.....................    0.06%     0.55%          0.01%
 Brighthouse Asset Allocation 100
  Portfolio -- Class A.....................    0.07%       --           0.01%
 Brighthouse/Franklin Low Duration Total
  Return Portfolio -- Class B..............    0.50%     0.25%          0.05%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class A............    0.56%       --           0.02%
 Clarion Global Real Estate Portfolio --
  Class E..................................    0.61%     0.15%          0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A..................................    0.55%       --           0.03%
 Harris Oakmark International Portfolio --
  Class E..................................    0.77%     0.15%          0.04%
 Invesco Small Cap Growth Portfolio --
  Class E..................................    0.85%     0.15%          0.03%



                                                              TOTAL       FEE WAIVER    NET TOTAL
                                               ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                               FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                    AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------- -------------- ----------- --------------- ----------
-- CLASS 2
 American Funds Bond Fund..................   --             0.63%       --              0.63%
 American Funds Global Small
  Capitalization Fund......................   --             0.99%       --              0.99%
 American Funds Growth Fund................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund.........   --             0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C..................... 0.42%            1.03%       --              1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C..................... 0.43%            1.05%       --              1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C..................... 0.40%            1.02%       --              1.02%
 Brighthouse Asset Allocation 100
  Portfolio -- Class A..................... 0.67%            0.75%       --              0.75%
 Brighthouse/Franklin Low Duration Total
  Return Portfolio -- Class B..............   --             0.80%     0.07%             0.73%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class A............   --             0.58%     0.04%             0.54%
 Clarion Global Real Estate Portfolio --
  Class E..................................   --             0.81%       --              0.81%
 ClearBridge Aggressive Growth Portfolio --
  Class A..................................   --             0.58%     0.02%             0.56%
 Harris Oakmark International Portfolio --
  Class E..................................   --             0.96%     0.02%             0.94%
 Invesco Small Cap Growth Portfolio --
  Class E..................................   --             1.03%     0.02%             1.01%


                                     B-PPA-6

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                              FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Loomis Sayles Global Markets Portfolio --
  Class B........................................    0.70%     0.25%          0.08%
 MFS(R) Research International Portfolio --
  Class A........................................    0.69%       --           0.05%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................    0.65%       --           0.04%
 Oppenheimer Global Equity Portfolio --
  Class A........................................    0.66%       --           0.04%
 PIMCO Inflation Protected Bond
  Portfolio -- Class E...........................    0.47%     0.15%          0.50%
 PIMCO Total Return Portfolio -- Class A.........    0.48%       --           0.08%
 SSGA Growth and Income ETF Portfolio --
  Class E........................................    0.31%     0.15%          0.01%
 SSGA Growth ETF Portfolio -- Class E............    0.32%     0.15%          0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A........................................    0.75%       --           0.03%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A...........................    0.65%       --           0.03%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A...........................    0.79%       --           0.06%
 BlackRock Bond Income Portfolio --
  Class A........................................    0.33%       --           0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class E...........................    0.69%     0.15%          0.03%
 Brighthouse Asset Allocation 20
  Portfolio -- Class A...........................    0.09%       --           0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class A...........................    0.06%       --             --
 Brighthouse Asset Allocation 60
  Portfolio -- Class A...........................    0.05%       --             --
 Brighthouse Asset Allocation 80
  Portfolio -- Class A...........................    0.05%       --           0.01%
 Brighthouse/Artisan Mid Cap Value
  Portfolio -- Class A...........................    0.82%       --           0.03%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A...........................    0.46%       --           0.08%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............    0.70%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class A........................................    0.71%       --           0.04%
 Jennison Growth Portfolio -- Class A............    0.60%       --           0.02%
 Loomis Sayles Small Cap Core Portfolio --
  Class A........................................    0.90%       --           0.07%
 Loomis Sayles Small Cap Growth
  Portfolio -- Class A...........................    0.90%       --           0.07%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................    0.25%       --           0.03%
 MetLife Mid Cap Stock Index Portfolio --
  Class A........................................    0.25%       --           0.04%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................    0.30%       --           0.07%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................    0.25%       --           0.06%
 MetLife Stock Index Portfolio -- Class A........    0.25%       --           0.02%
 MFS(R) Total Return Portfolio -- Class E........    0.56%     0.15%          0.05%
 MFS(R) Value Portfolio -- Class E...............    0.62%     0.15%          0.02%
 Neuberger Berman Genesis Portfolio --
  Class A........................................    0.81%       --           0.04%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                          AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Loomis Sayles Global Markets Portfolio --
  Class B........................................   --             1.03%       --              1.03%
 MFS(R) Research International Portfolio --
  Class A........................................   --             0.74%     0.10%             0.64%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................   --             0.69%     0.02%             0.67%
 Oppenheimer Global Equity Portfolio --
  Class A........................................   --             0.70%     0.10%             0.60%
 PIMCO Inflation Protected Bond
  Portfolio -- Class E...........................   --             1.12%     0.01%             1.11%
 PIMCO Total Return Portfolio -- Class A.........   --             0.56%     0.03%             0.53%
 SSGA Growth and Income ETF Portfolio --
  Class E........................................ 0.20%            0.67%       --              0.67%
 SSGA Growth ETF Portfolio -- Class E............ 0.21%            0.70%       --              0.70%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A........................................   --             0.78%       --              0.78%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A...........................   --             0.68%     0.09%             0.59%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A...........................   --             0.85%     0.12%             0.73%
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.51%       --              0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class E...........................   --             0.87%     0.09%             0.78%
 Brighthouse Asset Allocation 20
  Portfolio -- Class A........................... 0.57%            0.69%     0.02%             0.67%
 Brighthouse Asset Allocation 40
  Portfolio -- Class A........................... 0.59%            0.65%       --              0.65%
 Brighthouse Asset Allocation 60
  Portfolio -- Class A........................... 0.61%            0.66%       --              0.66%
 Brighthouse Asset Allocation 80
  Portfolio -- Class A........................... 0.64%            0.70%       --              0.70%
 Brighthouse/Artisan Mid Cap Value
  Portfolio -- Class A...........................   --             0.85%     0.05%             0.80%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A...........................   --             0.54%       --              0.54%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............   --             0.72%     0.11%             0.61%
 Frontier Mid Cap Growth Portfolio --
  Class A........................................   --             0.75%     0.02%             0.73%
 Jennison Growth Portfolio -- Class A............   --             0.62%     0.08%             0.54%
 Loomis Sayles Small Cap Core Portfolio --
  Class A........................................ 0.03%            1.00%     0.08%             0.92%
 Loomis Sayles Small Cap Growth
  Portfolio -- Class A...........................   --             0.97%     0.09%             0.88%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................   --             0.28%     0.01%             0.27%
 MetLife Mid Cap Stock Index Portfolio --
  Class A........................................ 0.01%            0.30%       --              0.30%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................ 0.01%            0.38%       --              0.38%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................ 0.01%            0.32%       --              0.32%
 MetLife Stock Index Portfolio -- Class A........   --             0.27%     0.01%             0.26%
 MFS(R) Total Return Portfolio -- Class E........   --             0.76%       --              0.76%
 MFS(R) Value Portfolio -- Class E...............   --             0.79%     0.06%             0.73%
 Neuberger Berman Genesis Portfolio --
  Class A........................................   --             0.85%     0.01%             0.84%


                                     B-PPA-7

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                           FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A........................ 0.60%          --           0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A........................ 0.47%          --           0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.......... 0.56%          --           0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A........ 0.47%          --           0.02%
-- CLASS I
 Calvert VP SRI Balanced Portfolio............ 0.53%          --           0.16%
-- SERVICE CLASS 2
 Freedom 2020 Portfolio....................... --           0.25%          --
 Freedom 2025 Portfolio....................... --           0.25%          --
 Freedom 2030 Portfolio....................... --           0.25%          --
 Freedom 2035 Portfolio....................... --           0.25%          --
 Freedom 2040 Portfolio....................... --           0.25%          --
 Freedom 2045 Portfolio....................... --           0.25%          --
 Freedom 2050 Portfolio....................... --           0.25%          --



                                                                 TOTAL       FEE WAIVER    NET TOTAL
                                                  ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                  FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                       AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- -------------- ----------- --------------- -----------
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A........................   --             0.62%     0.05%           0.57%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A........................   --             0.50%       --            0.50%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A..........   --             0.60%     0.06%           0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A........   --             0.49%     0.01%           0.48%
-- CLASS I
 Calvert VP SRI Balanced Portfolio............   --             0.69%       --            0.69%
-- SERVICE CLASS 2
 Freedom 2020 Portfolio....................... 0.58%            0.83%       --            0.83%
 Freedom 2025 Portfolio....................... 0.60%            0.85%       --            0.85%
 Freedom 2030 Portfolio....................... 0.65%            0.90%       --            0.90%
 Freedom 2035 Portfolio....................... 0.68%            0.93%       --            0.93%
 Freedom 2040 Portfolio....................... 0.68%            0.93%       --            0.93%
 Freedom 2045 Portfolio....................... 0.68%            0.93%       --            0.93%
 Freedom 2050 Portfolio....................... 0.68%            0.93%       --            0.93%



The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from April 30, 2018 through April 30, 2019. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios' prospectuses for additional information regarding these arrangements.


Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES

The examples are intended to help You compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the Contract Owner Transaction Expenses (described in the first table), the Separate Account Annual Charge and other costs You bear while You hold the Deferred Annuity or Income Annuity (described in the second table) and the Total Annual Portfolio Operating Expenses (described in the third table).


EXAMPLE 1.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   the underlying Portfolio earns a 5% annual return; and

   o You fully surrender your Deferred Annuity with applicable Early Withdrawal Charges deducted.



                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $937      $1,180      $1,519      $2,671
Minimum........     $852      $  922      $1,085      $1,782


                                     B-PPA-8

EXAMPLE 2.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   the underlying Portfolio earns a 5% annual return; and

   o You annuitize (elect a pay-out option under your Deferred Annuity under which You receive income payments over your lifetime or for a period of at least 5 full years) after owning your Deferred Annuity for more than two years or do not surrender your Deferred Annuity. (No Early Withdrawal Charges are deducted.)



                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $237        $730      $1,249      $2,671
Minimum........     $152        $472      $  815      $1,782


EXAMPLE 3.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   You bear the Income Annuity Contract Fee:

   o   the underlying Portfolio earns a 5% annual return; and

   o You purchase an Income Annuity or You annuitize (elect a pay-out option under your Deferred Annuity under which You receive income payments over your lifetime or for a period of at least 5 full years) during the first year (No Early Withdrawal Charges are deducted.)



                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $587      $1,063      $1,565      $2,938
Minimum........     $502      $  811      $1,142      $2,077



                                    B-PPA-9

                            ACCUMULATION UNIT VALUES

--------------------------------------------------------------------------------

                               FOR EACH DIVISION

--------------------------------------------------------------------------------
See Appendix B.


                                    B-PPA-10

                                    METLIFE
--------------------------------------------------------------------------------

Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a $270.2 billion general account portfolio invested primarily in investment grade corporate bonds, structured finance securities, mortgage loans and U.S. Treasury and agency securities, as well as real estate and corporate equity, at December 31, 2017. The Company was incorporated under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York NY 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc.




                      METROPOLITAN LIFE SEPARATE ACCOUNT E
--------------------------------------------------------------------------------

We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments and are not guaranteed by our parent company, MetLife, Inc., or by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While MetLife does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.




                               VARIABLE ANNUITIES
--------------------------------------------------------------------------------

There are two types of variable annuities described in this Prospectus:
Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the Divisions You choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus. The Prospectus describes the material features of the Deferred Annuities and the Income Annuities.


The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment company under the 1940 Act. Income Annuities and the variable pay-out options under the Deferred Annuities have a


                                    B-PPA-11
fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed annuity payments are subject to our financial strength and claims-paying ability.


The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to employers, associations, trusts or other groups for their employees, members or participants.


A DEFERRED ANNUITY


You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All tax sheltered annuities ("TSA(s)"), public employee deferred compensation ("PEDC") arrangements, Keogh and 403(a) arrangements receive tax deferral under the Internal Revenue Code ("Code"). There are no additional tax benefits from funding these tax qualified arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral, such as the availability of a guaranteed income for life or the death benefit, for acquiring the Deferred Annuity within these arrangements.

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when You either take all of your money out of the account or You elect "income" payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing annuity contract. You should replace an existing contract only when You determine that the Deferred Annuity is better for You. You may have to pay a withdrawal charge on your existing contract, and the Deferred Annuity may impose a new withdrawal charge period. Before You buy a Deferred Annuity ask your registered representative if purchasing a Deferred Annuity would be advantageous, given the Deferred Annuity's features, benefits and charges.

You should talk to your tax adviser to make sure that this purchase will qualify as a tax-free exchange. If You surrender your existing contract for cash and then buy the Deferred Annuity, You may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Deferred Annuity may be delayed.

We no longer make this Deferred Annuity available however, current Contract Owners may continue to make additional purchase payments, and new participants may enroll under any issued group Contract.


AN INCOME ANNUITY

An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments You receive will depend on such things as the income payment type You choose, your investment choices and the amount of your purchase payment.

The Income Annuities are no longer available.



                            YOUR INVESTMENT CHOICES
--------------------------------------------------------------------------------

Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the Divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds(R) Portfolios, which are Class 2, and the following Brighthouse Trust I and Brighthouse Trust II



                                    B-PPA-12

Portfolios: BlackRock Capital Appreciation, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, MFS(R) Total Return, MFS(R) Value, PIMCO Inflation Protected Bond, SSGA Growth ETF, SSGA Growth and Income ETF Portfolios, which are Class E, Brighthouse/Franklin Low Duration Total Return and Loomis Sayles Global Markets, which are Class B, and American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation and American Funds(R) Moderate Allocation, which are Class C.

The investment choices are listed in alphabetical order below (based upon the Portfolio's legal names). (See Appendix D -- "Portfolio Legal and Marketing Names.") The Divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. While the Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. The degree of investment risk You assume will depend on the Divisions You choose. Since your Account Value or income payments are subject to the risks associated with investing in stocks and bonds, your Account Value and/or variable income payments based on amounts allocated to the Divisions may go down as well as up.


Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 1 800-638-7732 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment manager and any sub-investment manager.



              PORTFOLIO                         INVESTMENT OBJECTIVE           INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
------------------------------------- --------------------------------------- ------------------------------------------
AMERICAN FUNDS(R)
American Funds Bond Fund              Seeks as high a level of current        Capital Research and Management
                                      income as is consistent with the        Companysm
                                      preservation of capital.
American Funds Global Small           Seeks long-term growth of capital.      Capital Research and Management
 Capitalization Fund                                                          Companysm
American Funds Growth Fund            Seeks growth of capital.                Capital Research and Management
                                                                              Companysm
American Funds Growth-Income          Seeks long-term growth of capital and   Capital Research and Management
 Fund                                 income.                                 Companysm
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced            Seeks a balance between a high level    Brighthouse Investment Advisers, LLC
 Allocation Portfolio                 of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
American Funds(R) Growth Allocation   Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio
American Funds(R) Moderate            Seeks a high total return in the form   Brighthouse Investment Advisers, LLC
 Allocation Portfolio                 of income and growth of capital, with
                                      a greater emphasis on income.
Brighthouse Asset Allocation 100      Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Franklin Low Duration     Seeks a high level of current income,   Brighthouse Investment Advisers, LLC
 Total Return Portfolio               while seeking preservation of           Subadviser: Franklin Advisers, Inc.
                                      shareholders' capital.
Brighthouse/Wellington Large Cap      Seeks long-term capital appreciation.   Brighthouse Investment Advisers, LLC
 Research Portfolio                                                           Subadviser: Wellington Management
                                                                              Company LLP


                                    B-PPA-13

                PORTFOLIO                            INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------------- ----------------------------------------- ------------------------------------------
Clarion Global Real Estate Portfolio      Seeks total return through investment     Brighthouse Investment Advisers, LLC
                                          in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                          both capital appreciation and current     LLC
                                          income.
ClearBridge Aggressive Growth             Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: ClearBridge Investments,
                                                                                    LLC
Harris Oakmark International              Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Harris Associates L.P.
Invesco Small Cap Growth Portfolio        Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Markets              Seeks high total investment return        Brighthouse Investment Advisers, LLC
 Portfolio                                through a combination of capital          Subadviser: Loomis, Sayles &
                                          appreciation and income.                  Company, L.P.
MFS(R) Research International Portfolio   Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Morgan Stanley Mid Cap Growth             Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Morgan Stanley
                                                                                    Investment Management Inc.
Oppenheimer Global Equity Portfolio       Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond            Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio                                consistent with preservation of capital   Subadviser: Pacific Investment
                                          and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio              Seeks maximum total return,               Brighthouse Investment Advisers, LLC
                                          consistent with the preservation of       Subadviser: Pacific Investment
                                          capital and prudent investment            Management Company LLC
                                          management.
SSGA Growth and Income ETF                Seeks growth of capital and income.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: SSGA Funds
                                                                                    Management, Inc.
SSGA Growth ETF Portfolio                 Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: SSGA Funds
                                                                                    Management, Inc.
T. Rowe Price Mid Cap Growth              Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Victory Sycamore Mid Cap Value            Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio                                equity securities of mid-sized            Subadviser: Victory Capital
                                          companies.                                Management Inc.
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Baillie Gifford Overseas
                                                                                    Limited
BlackRock Bond Income Portfolio           Seeks a competitive total return          Brighthouse Investment Advisers, LLC
                                          primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                          fixed-income securities.
BlackRock Capital Appreciation            Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: BlackRock Advisors, LLC


                                    B-PPA-14

                PORTFOLIO                           INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------------- ---------------------------------------- ------------------------------------------
Brighthouse Asset Allocation 20           Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
 Portfolio                                with growth of capital as a secondary
                                          objective.
Brighthouse Asset Allocation 40           Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio                                income and growth of capital, with a
                                          greater emphasis on income.
Brighthouse Asset Allocation 60           Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio                                of current income and growth of
                                          capital, with a greater emphasis on
                                          growth of capital.
Brighthouse Asset Allocation 80           Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Artisan Mid Cap Value         Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Artisan Partners Limited
                                                                                   Partnership
Brighthouse/Wellington Balanced           Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio                                with some current income.                Subadviser: Wellington Management
                                                                                   Company LLP
Brighthouse/Wellington Core Equity        Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                  income over time and, secondarily,       Subadviser: Wellington Management
                                          long-term capital appreciation and       Company LLP
                                          current income.
Frontier Mid Cap Growth Portfolio         Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Frontier Capital
                                                                                   Management Company, LLC
Jennison Growth Portfolio                 Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core              Seeks long-term capital growth from      Brighthouse Investment Advisers, LLC
 Portfolio                                investments in common stocks or          Subadviser: Loomis, Sayles &
                                          other equity securities.                 Company, L.P.
Loomis Sayles Small Cap Growth            Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Loomis, Sayles &
                                                                                   Company, L.P.
MetLife Aggregate Bond Index              Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio                                Bloomberg Barclays U.S. Aggregate        Subadviser: MetLife Investment
                                          Bond Index.                              Advisors, LLC
MetLife Mid Cap Stock Index               Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio                                Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                          Composite Stock Price Index.             Advisors, LLC
MetLife MSCI EAFE(R) Index Portfolio      Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
                                          MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                                   Advisors, LLC
MetLife Russell 2000(R) Index Portfolio   Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
                                          Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                                   Advisors, LLC
MetLife Stock Index Portfolio             Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
                                          Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                          Stock Price Index.                       Advisors, LLC

                                    B-PPA-15

              PORTFOLIO                         INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
------------------------------------ ----------------------------------------- ------------------------------------------
MFS(R) Total Return Portfolio        Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                     investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                               Services Company
MFS(R) Value Portfolio               Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
Neuberger Berman Genesis Portfolio   Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
                                     principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                               Investment Advisers LLC
T. Rowe Price Large Cap Growth       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: T. Rowe Price Associates,
                                                                               Inc.
T. Rowe Price Small Cap Growth       Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: T. Rowe Price Associates,
                                                                               Inc.
Western Asset Management Strategic   Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio        consistent with preservation of           Subadviser: Western Asset
                                     capital.                                  Management Company
Western Asset Management             Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio           consistent with preservation of capital   Subadviser: Western Asset
                                     and maintenance of liquidity.             Management Company
CALVERT FUND
Calvert VP SRI Balanced Portfolio    Seeks to achieve a competitive total      Calvert Research and Management
                                     return through an actively managed
                                     portfolio of stocks, bonds and money
                                     market instruments which offer
                                     income and capital growth
                                     opportunity.
FIDELITY(R) VIP FUNDS
Freedom 2020 Portfolio               Seeks high total return with a            Fidelity Management & Research
                                     secondary objective of principal          Company
                                     preservation as the fund approaches       Subadviser: FMR Co., Inc.
                                     its target date and beyond.
Freedom 2025 Portfolio               Seeks high total return with a            Fidelity Management & Research
                                     secondary objective of principal          Company
                                     preservation as the fund approaches       Subadviser: FMR Co., Inc.
                                     its target date and beyond.
Freedom 2030 Portfolio               Seeks high total return with a            Fidelity Management & Research
                                     secondary objective of principal          Company
                                     preservation as the fund approaches       Subadviser: FMR Co., Inc.
                                     its target date and beyond.
Freedom 2035 Portfolio               Seeks high total return with a            Fidelity Management & Research
                                     secondary objective of principal          Company
                                     preservation as the fund approaches       Subadviser: FMR Co., Inc.
                                     its target date and beyond.
Freedom 2040 Portfolio               Seeks high total return with a            Fidelity Management & Research
                                     secondary objective of principal          Company
                                     preservation as the fund approaches       Subadviser: FMR Co., Inc.
                                     its target date and beyond.


                                    B-PPA-16

        PORTFOLIO                 INVESTMENT OBJECTIVE          INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
------------------------ ------------------------------------- ------------------------------------------
Freedom 2045 Portfolio   Seeks high total return with a        Fidelity Management & Research
                         secondary objective of principal      Company
                         preservation as the fund approaches   Subadviser: FMR Co., Inc.
                         its target date and beyond.
Freedom 2050 Portfolio   Seeks high total return with a        Fidelity Management & Research
                         secondary objective of principal      Company
                         preservation as the fund approaches   Subadviser: FMR Co., Inc.
                         its target date and beyond.


Certain Portfolios have been subject to a change. Please see Appendix C --"Additional Information Regarding the Portfolios."


INVESTMENT CHOICES WHICH ARE FUND OF FUNDS


The following Portfolios available within Brighthouse Trust I and Brighthouse Trust II are "fund of funds":


Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio

American Funds(R) Moderate Allocation Portfolio

SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio

"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The Contract or other correspondence we provide You will indicate the Divisions that are available to You. Your investment choices may be limited because:

   o Your employer, association or other group contract holder limits the available Divisions.

   o   We have restricted the available Divisions.

   o   Some of the Divisions are not approved in your state.

The Divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of Brighthouse Trust I, Brighthouse Trust II, Calvert Social Balanced and American Funds(R) Portfolios are made available only through various insurance company annuities and life insurance policies.



                                    B-PPA-17

Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund and American Funds(R) are each a "series" type fund registered with the SEC as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of Brighthouse Trust I and Brighthouse Trust II pay Brighthouse Investment Advisers, LLC a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. The Calvert Social Balanced Portfolio pays Calvert Asset Management Company, Inc. a monthly fee for its services as its investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund and American Funds(R).



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS



An investment manager or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") where MetLife, Inc. retained an ownership interest of 19.2% non-voting common stock outstanding of Brighthouse Financial, Inc. Brighthouse subsidiaries include Brighthouse Investment Advisers, LLC, which serves as the investment adviser for the Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and Our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby we receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. As of December 31, 2017, approximately 85% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.


Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in each Portfolio's prospectus. (See the Fee Table and "Who Sells the Deferred Annuities and Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment return.


PORTFOLIO SELECTION

We select the Portfolios offered through the Contracts based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment manager are a component of the total revenue that we consider in configuring the features and investment choices available in the


                                    B-PPA-18
variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.




                               DEFERRED ANNUITIES
--------------------------------------------------------------------------------
This Prospectus describes the following Deferred Annuities under which You can accumulate money:

o TSA (Tax Sheltered Annuity)
o PEDC
o Keogh (Keogh plans under Section 401)
o 403(a) (Qualified Annuity plans under Section 403(a))

These Deferred Annuities may be issued either to You as an individual or to a group (in which case You are then a participant under the group's Deferred Annuity). Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:


   o Allocated (your Account Value records are kept for You as an individual); or

   o Unallocated (Account Value records are kept for a plan or group as a whole).



THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN


If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Value. Also, the Deferred Annuity may require that You or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.



403(B) PLAN TERMINATIONS

Upon a 403(b) plan termination, your employer is required to distribute your plan benefits under the Contract to You. Your employer may permit You to receive your distribution of your 403(b) plan benefit in cash or in the form of the Contract.

If You elect to receive your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable Early Withdrawal Charges. Outstanding loans will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See "Income Taxes.") Early Withdrawal Charges will be waived if the net distribution is made under the exceptions listed in the "When No Early Withdrawal Charge Applies" section of the Prospectus. However, if your employer chooses to distribute cash as the default option, your employer may not give You the opportunity to instruct MetLife to make, at a minimum, a direct transfer to another funding option or annuity contract issued by us or one of our affiliates, which may avoid an Early Withdrawal Charge. In that case, You will receive the net cash distribution, less any applicable Early Withdrawal Charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.


                                    B-PPA-19

If You receive the distribution in the form of the Contract, we will continue to administer the Contract according to its terms. However in that case, You may not make any additional purchase payments or take any loans. In addition, MetLife will rely on You to provide certain information that would otherwise be provided to MetLife by the employer or plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of the Contract as a default option when that Contract is an investment vehicle for a TSA ERISA plan.


OTHER PLAN TERMINATIONS


Upon termination of a retirement plan that is not a Section 403(b) plan, your employer is generally required to distribute your plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable Early Withdrawal Charges. Outstanding loans, if available will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition, your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See "Income Taxes.") Early Withdrawal Charges will be waived if the net distribution is made under the exceptions listed in the "Early Withdrawal Charges" section of the prospectus. However, your employer may not give You the opportunity to instruct MetLife to make, at a minimum, a direct transfer to another funding option or annuity contract issued by us or one of our affiliates which may avoid a withdrawal charge. In that case, You will receive the net cash distribution, less any applicable Early Withdrawal Charge and withholding.



AUTOMATED INVESTMENT STRATEGIES

There are five automated investment strategies available to You. We created these investment strategies to help You manage your money. You decide if one is appropriate for You based upon your risk tolerance and savings goals. These investment strategies are available to You without any additional charges. However, the investment strategies are not available to Keogh Deferred Annuities or other unallocated Contracts. As with any investment program, no strategy can guarantee a gain -- You can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.


THE EQUITY GENERATOR(R): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division, based on your selection. If your Fixed Interest Account Value at the time of a scheduled transfer is zero, this strategy is automatically discontinued.


As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and You never request allocation changes or transfers, You will not pay more in Early Withdrawal Charges than your Contract earns. Early Withdrawal Charges may be taken from any of your earnings.


THE EQUALIZERSM: You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. Each quarter, amounts are transferred between the Fixed Interest Account and your chosen Division to make the value of each equal. For example, if You choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(R): You select a specific asset allocation for your entire Account Value from among the Divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Value in each option back to your original allocation. In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.

THE INDEX SELECTOR(R): You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account Value is allocated among the MetLife Aggregate Bond Index, MetLife Stock Index, MetLife MSCI EAFE(R) Index, MetLife Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account. Each quarter, the percentage in each of these Divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the Divisions and the Fixed Interest Account.

In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.


                                    B-PPA-20

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.


The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative (where applicable).


You may choose another Index Selector(R) strategy or terminate your Index Selector(R) strategy at any time. If You choose another Index Selector(R) strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to select the Index Selector(R) strategy again, You must select from the asset allocation models available at that time.


THE ALLOCATORSM: Each month, a dollar amount You choose is transferred from the Fixed Interest Account to any of the Divisions You choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account Value is exhausted, this strategy is automatically discontinued.


The Equity Generator(R) and the Allocator(SM) are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You wish to continue the strategy through periods of fluctuating prices.

We will terminate all transactions under any automated investment strategy upon notification of your death.


PURCHASE PAYMENTS


There is no minimum purchase payment except for the unallocated Keogh Deferred Annuity. If You have an unallocated Keogh Deferred Annuity, each purchase payment must be at least $2,000. In addition, your total purchase payments must be at least $15,000 for your first Contract Year and $5,000 for each subsequent Contract Year.

You may continue to make purchase payments while You receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through salary reduction or salary deduction. You may make purchase payments to your Deferred Annuity whenever You choose, up to the date You begin receiving payments from a pay-out option.


PURCHASE PAYMENTS -- SECTION 403(B) PLANS


The Internal Revenue Service ("IRS") announced regulations affecting Section 403(b) plans and arrangements which were generally effective January 1, 2009. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under Section 403(b) under certain conditions (so-called "90-24 transfers"). The regulations have the following effect regarding transfers: (1) an issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this employer requirement.


In consideration of these regulations, we have determined only to make available the Contract for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract.

If your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into your Contract, we urge You to consult with your tax adviser prior to making additional purchase payments.


ALLOCATION OF PURCHASE PAYMENTS


You decide how your money is allocated among the Fixed Interest Account and the Divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.



                                    B-PPA-21

If You choose to make an allocation to the asset allocation Divisions with your initial purchase payment, 100% of your allocation to the investment choices must be to only one of the asset allocation Divisions. After the initial purchase payment has been made, You may allocate subsequent purchase payments or make transfers from any asset allocation Division to any investment choice or to one or more of the asset allocation Divisions. We reserve the right to make certain changes to the Divisions. (See "Your Investment Choices -- Portfolio Selection.")



LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

   o   Federal tax laws;

   o Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling You in writing at least 90 days in advance;

   o Regulatory requirements. For example, if You reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after You have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to You after You turn age 60; or after You turn age 63, if the Deferred Annuity was issued before You were age 61 (except under the PEDC Deferred Annuity);

   o Retirement, for certain Deferred Annuities. You may no longer make purchase payments if You retire;

   o   Leaving your job (for Keogh, TSA, PEDC and 403(a) Deferred Annuities);
       and

   o   Receiving systematic termination payments (described later).


THE VALUE OF YOUR INVESTMENT


Accumulation Units are credited to You when You make purchase payments or transfers into a Division. When You withdraw or transfer money from a Division, Accumulation Units are liquidated. We determine the number of Accumulation Units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each Division:


   o First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

   o Finally, we multiply the previous Accumulation Unit Value by this result.


EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS


Assume You make a purchase payment of $500 into one Division and that Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 Accumulation Units.




  $500
------
          =   50 Accumulation Units
   $10


CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

           $10.00 x .95 = $9.50 is the new Accumulation Unit Value

                                    B-PPA-22

TRANSFERS



You may make tax-free transfers between Divisions or between the Divisions and the Fixed Interest Account. For us to process a transfer, You must tell us:


   o   The percentage or dollar amount of the transfer;


   o The Divisions (or Fixed Interest Account) from which You want the money to be transferred;

   o The Divisions (or Fixed Interest Account) to which You want the money to be transferred; and


   o Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.


For additional transfer restrictions (see "General Information -- Valuation -- Suspension of Payments").


WE MAY REQUIRE YOU TO:

   o   Use our forms;


   o Maintain a minimum Account Value (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or


   o Transfer a minimum amount if the transfer is in connection with the Allocator.


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios. In addition, as described below, we intend to treat all American Funds(R) as Monitored Portfolios. We monitor transfer/reallocation activity in the following Monitored Portfolios:


     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield


                                    B-PPA-23

Portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their Portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.

Your third-party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitations and may change from time to time as those systems are upgraded.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.



                                    B-PPA-24

In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



ACCESS TO YOUR MONEY


You may withdraw either all or part of your Account Value from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Value, if less). To process your request, we need the following information:


   o   The percentage or dollar amount of the withdrawal; and


   o The Divisions (or Fixed Interest Account) from which You want the money to be withdrawn.


Your withdrawal may be subject to income taxes, tax penalties and Early Withdrawal Charges.

Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


You may submit a written withdrawal request, which must be received at your Administrative Office on or before the date the pay-out phase begins, that indicates that the withdrawal should be processed as of the date the pay-out phase begins, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit Value calculated as of the date the pay-out phase begins.



                                    B-PPA-25

If You are a member of the Michigan Education Association and employed with a school district which purchased a TSA Deferred Annuity before January 15, 1996, then You must tell us the source of money from which we may take a withdrawal. This includes salary reduction, elective deferrals, direct rollovers, direct transfers or employer contributions.


ACCOUNT REDUCTION LOANS


We may administer loan programs made available through plans or group arrangements on an account reduction basis for certain Deferred Annuities. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Division and the Fixed Interest Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated to the Divisions and the Fixed Interest Account in the same percentages as your current investment election for contributions. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



SYSTEMATIC WITHDRAWAL PROGRAM FOR TSA DEFERRED ANNUITIES


If we agree and if approved in your state for TSA Deferred Annuities, You may choose to automatically withdraw a specific dollar amount or a percentage of your Account Value each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Early Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. For the Deferred Annuities, if You elect to receive payments through this program, You must have no loan outstanding from the Fixed Interest Account and You must either be 59 1/2 years old or have left your job. Tax law generally prohibits withdrawals from Deferred Annuities before You reach 59 1/2. Your Account Value will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments You would receive from a Deferred Annuity pay-out option or under an Income Annuity.

If You elect to withdraw a dollar amount, we will pay You the same dollar amount each Contract Year. If You elect to withdraw a percentage of your Account Value, each Contract Year, we recalculate the amount You will receive based on your new Account Value.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Divisions in which You have an Account Value.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If You choose to receive a percentage of your Account Value, we will determine the amount payable on the date these payments begin. When You first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if You select to receive payments on a monthly basis with the percentage of your Account Value You request equaling $12,000, and there are six months left in the Contract Year, we will pay You $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay You over the Contract Year either the amount that You chose or an amount equal to the percentage of your Account Value You chose. For example, if You select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Value equals $12,000 at the start of a Contract Year, we will pay You $1,000 a month.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Divisions in which You then have money.



                                    B-PPA-26

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in Good Order at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should request payment by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month on the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made at any time. If You make any of these changes, we will treat your request as though You were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at your Administrative Office at least 30 days in advance.

Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us at your Administrative Office. We will also terminate your participation in the program upon notification of your death.

Systematic Withdrawal Program payments may be subject to an Early Withdrawal Charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When You first elect the program, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the Early Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.



MINIMUM DISTRIBUTION


In order for You to comply with certain tax law provisions, You may be required to take money out of your Deferred Annuity. Rather than receiving your required minimum distribution in one annual lump-sum payment, You may request that we pay it to You in installments throughout the calendar year. However, we may require that You maintain a certain Account Value at the time You request these payments. We will terminate your participation in the program upon notification of your death.



ANNUAL CONTRACT FEE

There is no Separate Account Annual Contract Fee.


   o For all Contracts, except the Keogh Deferred Annuity and certain TSA Deferred Annuities, You pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year, if your Account Value is less than $10,000 and if You do not make purchase payments during the year.


   o For the Keogh Deferred Annuity with individual participant recordkeeping (allocated) You pay a $20 charge applied against any amounts in the Fixed Interest Account.

   o For the Keogh Deferred Annuity with no individual participant recordkeeping (unallocated), there is no Annual Contract Fee.

   o   There is no Annual Contract Fee for certain TSA Deferred Annuities.


ACCOUNT REDUCTION LOAN FEES


We may make available account reduction loans. If your plan or group of which You are a participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 account reduction loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Division and the Fixed Interest Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.



                                    B-PPA-27

CHARGES



There are two types of charges You pay while You have money in a Division:


   o   Insurance-related charge (or Separate Account charge), and

   o   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Early Withdrawal Charge may not fully cover all of the sales and deduction expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Contract charges.


The Separate Account charge You pay will not reduce the number of Accumulation Units credited to You. Instead, we deduct the charge as part of the calculation of the Accumulation Unit Value.



INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount You have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity. MetLife guarantees that the Separate Account insurance-related charge will not increase while You have this Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.


The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your "pay-in" phase is larger than your Account Value. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).



INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on which Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES



Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Values and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Values or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.


Premium taxes, if applicable, depend on the Deferred Annuity You purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Value, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.



                                    B-PPA-28

We reserve the right to deduct from the Deferred Annuity for any income taxes which we incur because of the Deferred Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Deferred Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Deferred Annuity, and in that event we may deduct such tax from the Deferred Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.


EARLY WITHDRAWAL CHARGES



An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within seven years of when they were credited to your Deferred Annuity. The Early Withdrawal Charge does not apply in certain situations or upon the occurrence of certain events or circumstances. To determine the Early Withdrawal Charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or Divisions from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an Early Withdrawal Charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the Early Withdrawal Charge, we will then withdraw it from the Fixed Interest Account and the Divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. However, if the Early Withdrawal Charge is greater than the available purchase payments, then we will take the Early Withdrawal Charges, in whole or in part, from your earnings.

For partial withdrawals, the Early Withdrawal Charge is determined by dividing the amount that is subject to the Early Withdrawal Charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the Early Withdrawal Charge. We will treat your request as a request for a full withdrawal if your Account Value is not sufficient to pay both the requested withdrawal and the Early Withdrawal Charge.


For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an Early Withdrawal Charge and pay You the rest.

The Early Withdrawal Charge on purchase payments withdrawn is as follows:


 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     7%
               2                     6%
               3                     5%
               4                     4%
               5                     3%
               6                     2%
               7                     1%
           8 & Later                 0%

If You are a member of the Michigan Education Association and employed by a school district which purchased a TSA Deferred Annuity before January 15, 1996, then we impose the Early Withdrawal Charge in the above table for the first seven Contract Years.

The Early Withdrawal Charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of Early Withdrawal Charges we collect. However, we believe that our sales costs may exceed the Early Withdrawal Charges we collect. If so, we will pay the difference out of our general profits.


WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge You the Early Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet one of the conditions listed below.

You do not pay an Early Withdrawal Charge:


   o On transfers You make within your Deferred Annuity among Divisions and transfers to or from the Fixed Interest Account.



                                    B-PPA-29

   o   On withdrawals of purchase payments You made over seven years ago.

   o If You choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

   o If You die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.


   o   If You withdraw up to 10% (20% for the unallocated Keogh and certain
       TSA Deferred Annuities) of your Account Value each Contract Year. This 10% (or 20%) total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time You make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% (or 20%) will You have to pay Early Withdrawal Charges. If You have a Keogh Deferred Annuity, generally You are allowed to take the "free withdrawal" on top of any other withdrawals which are otherwise exempt from the Early Withdrawal Charge. This is not true if your other withdrawals are in connection with a systematic termination or purchase payments made over 7 years ago.


   o If the withdrawal is required for You to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if the withdrawal is to satisfy Section 72(t) requirements under the Code.


   o Systematic Termination. For unallocated Keogh and certain TSA Deferred Annuities, and the TSA Deferred Annuity for certain Texas institutions of higher education which takes effect when the institution withdraws its endorsement of the TSA Deferred Annuity or if You retire or leave your job according to the requirements of the Texas Optional Retirement Program, You may withdraw your total Account Value without an Early Withdrawal Charge when the Account Value is paid in annual installments based on the following percentages of your Account Value for that year's withdrawal:




 CONTRACT YEAR     PERCENTAGE
---------------   -----------
       1*             20%
       2              25%
       3            33 1/3%
       4              50%
       5           remainder


------------
*     Less that Contract Year's withdrawals.


       Any money You withdraw in excess of these percentages in any Contract Year will be subject to Early Withdrawal Charges. You may stop the systematic termination of the Contract. If You ask to restart systematic termination, You begin at the beginning of the schedule listed above.

   o If You are disabled and request a total withdrawal. Disability is defined in the Federal Social Security Act. If the Keogh or TSA Deferred Annuity is issued in connection with your retirement plan which is subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and if your plan document defines disability, your plan's definition governs.

   o   If You retire:

       o For the Keogh, TSA and 403(a) Deferred Annuities, if there is a plan and You retire according to the requirements of the plan. This exemption does not apply to withdrawals of money transferred into these TSA Deferred Annuities from other investment vehicles on a tax-free basis (plus earnings on such amounts).

       o For the unallocated Keogh Deferred Annuity, if your plan defines retirement and You retire under that definition. If You are a "restricted" participant, according to the terms of the Deferred Annuity, You must have participated in the Deferred Annuity for the time stated in the Contract.

       o For certain TSA Deferred Annuities without a plan, if You have also participated for at least 10 consecutive years. This does not apply for withdrawals of money transferred into the Contract from other investment vehicles on a tax-free basis (plus earnings on such amounts). Participated for at least 10 consecutive years means that your Contract must have been in existence for 10 years prior to the requested withdrawal.


                                    B-PPA-30

       o For the allocated Keogh Deferred Annuity, if You have continuously participated for at least seven years.

       o For certain TSA Deferred Annuities, if You retired before the Contract was purchased (including money transferred from other investment vehicles on a tax-free basis plus earnings on that money).

       o For certain TSA Deferred Annuities, if there is a plan and You retire according to the requirements of the plan.

       o   For the PEDC Deferred Annuity, if You retire.

   o   If You leave your job:

       o For the unallocated Keogh Deferred Annuity, if You are a "restricted" participant, according to the terms of the Deferred Annuity, You must have participated in the Deferred Annuity for the time stated in the Contract.

       o For the TSA and 403(a) Deferred Annuities, only if You have continuously participated for at least 10 years. This exemption does not apply to withdrawals of money transferred into TSA and 403(a) Deferred Annuities from other investment vehicles on a tax-free basis (plus earnings on such amounts). Continuously participated means that your Contract must be in existence for 10 years prior to the requested withdrawal.

       o For the allocated Keogh Deferred Annuity, only if You have continuously participated for at least seven years.

       o For certain TSA Deferred Annuities, if You leave your job with the employer You had at the time You purchased this annuity.

       o For certain TSA Deferred Annuities, if You left your job before the Contract was purchased (including money transferred from other investment vehicles on a tax-free basis plus earnings on that money).

       o For PEDC, if You leave your job with the employer that bought the Deferred Annuity or the employer in whose arrangement You participate.


   o For Keogh and certain TSA Deferred Annuities, if your plan terminates and the Account Value is transferred into another annuity contract we issue.


   o For PEDC, unallocated Keogh and certain TSA Deferred Annuities, if You suffer from an unforeseen hardship.


   o For Keogh Deferred Annuities, if You make a direct transfer to another investment vehicle we have preapproved. For the unallocated Keogh Deferred Annuity, if You are a "restricted" participant, according to the terms of the Deferred Annuity, You also must roll over your Account Value to a MetLife individual retirement annuity within 120 days after You are eligible to receive a plan distribution.


   o For participants in the Teacher Retirement System of Texas who purchase Contracts on or after June 1, 2002, if You have continuously participated for 10 years. Continuously participated means your Contract must be in existence for 10 years prior to the requested withdrawal.

   o If the plan or group of which You are a participant or member permits account reduction loans, You take an account reduction loan and the withdrawal consists of these account reduction loan amounts.

   o If You have transferred money which is not subject to a withdrawal charge (because You have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.

   o If permitted in your state, if You make a direct transfer to another funding option or annuity contract issued by us or by one of our affiliates and we agree.


                                    B-PPA-31

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If You transferred money from certain eligible MetLife contracts into a Deferred Annuity, You may have different Early Withdrawal Charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.

   o   Amounts transferred before January 1, 1996:


       We credit your transfer amounts with the time You held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges (determined as previously described) for transferred amounts from your original
       Contract:



 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     5%
               2                     4%
               3                     3%
               4                     2%
               5                     1%
         6 and Beyond                0%

   o   Amounts transferred on or after January 1, 1996:


       o For certain Contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original Contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges for transferred amounts from your original
           Contract:



 AFTER THE TRANSFER     PERCENTAGE
--------------------   -----------
          1                5%
          2                4%
          3                3%
          4                2%
          5                1%
    6 and Beyond           0%


       o If we issued the other Contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other Contract as if they were made under the Deferred Annuity as of the date we received them under that Contract.



   o Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time You held them under your original Contract.

DIVORCE. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.



FREE LOOK


You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).



DEATH BENEFIT

One of the insurance guarantees we provide You under your Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies) for TSA and 403(a)


                                    B-PPA-32

Deferred Annuities. Your beneficiary under a PEDC Deferred Annuity is the trustee or employer. Under an allocated Keogh Deferred Annuity the death benefit is paid to the plan's trustee. (There is no death benefit for the unallocated Keogh Deferred Annuity.) If You die during the pay-in phase, the death benefit the beneficiary receives will be the greatest of:


   o   Your Account Value;



   o Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or


   o The total of all of your purchase payments less any partial withdrawals (including any applicable Early Withdrawal Charge).

In each case, we deduct the amount of any outstanding loans from the death benefit.

For the allocated Keogh Deferred Annuity, your death benefit under the Deferred Annuity will be no more than your Account Value.


The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method.


Until the beneficiary (or each beneficiary if there are multiple beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk.

Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Value in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions until each of the other beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take the payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.

There is no death benefit after the pay-out phase begins, however, depending on the pay-out option your select, any remaining guarantee will be paid to your beneficiary.


TOTAL CONTROL ACCOUNT

The beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


                                    B-PPA-33

PAY-OUT OPTIONS (OR INCOME OPTIONS)



You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Value (less any premium taxes, outstanding loans and applicable Contract fees), then we apply the net amount to the option. (See "Income Taxes" for a discussion of partial annuitization.) You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. However, if You annuitize within two years of purchasing the Deferred Annuity, a $350 Contract fee applies. We are currently waiving this fee. The variable pay-out option may not be available in all states.


When considering a pay-out option, You should think about whether You want:

   o Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

   o   A fixed dollar payment or a variable payment; and

   o   A refund feature.


Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which You will receive your income payments. If You do not tell us otherwise, your Fixed Interest Account Value will be used to provide a Fixed Income Option and your Separate Account Value will be used to provide a variable pay-out income option.


Your Contract specifies the date on which income payments are to begin.

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.

Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase.



YOUR SPOUSE'S RIGHTS


If You received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney.

Any reference to "spouse" includes those persons who are married under state law, regardless of sex.




                                INCOME ANNUITIES
--------------------------------------------------------------------------------

Income Annuities provide You with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, You may receive your payments on a monthly, quarterly, semi-annual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that You begin receiving payments immediately or You can apply the Account Value of your Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, You may defer receiving payments from us for one year after You have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuities are no longer available.



                                    B-PPA-34

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If You annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

Using proceeds from the following types of arrangements, You may purchase Income Annuities to receive immediate payments:

   o   TSA

   o   PEDC

   o   Keogh

   o   403(a)

If You have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how You may be affected.


INCOME PAYMENT TYPES

Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when You decide to take a pay-out option or at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

   o Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

   o Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.


   o Beneficiary: the person who receives continuing payments/or a lump sum payment if the Owner dies.


Many times, the Owner and the Annuitant are the same person.

When deciding how to receive income, consider:

   o   The amount of income You need;

   o   The amount You expect to receive from other sources;

   o   The growth potential of other investments; and

   o   How long You would like your income to last.


Your income payment amount will depend in large part on the type of income payment You choose. For example, if You select a "Lifetime Income Annuity for Two," your payments will typically be lower than if You select a "Lifetime Income Annuity." Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or Joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger. Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than those guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply



                                    B-PPA-35
with Federal income tax law. The terms of your Contract will determine when your income payments start and the frequency with which You will receive your income payments. When You select an income type, it will apply to both fixed income payments and variable income payments.

We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations.

The following income payment types are available:


LIFETIME INCOME ANNUITY: A variable income that is paid as long as the Annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Owner of the annuity (or the beneficiary, if the Owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the Annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the Annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the Annuitant dies before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two Annuitants is living. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Owner of the annuity (or the beneficiary, if the Owner dies during the guarantee period) until the end of the guaranteed period. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either Annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both Annuitants die before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a Contract with this income payment type. If the Owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.



MINIMUM SIZE OF YOUR INCOME PAYMENT

Your initial income payment must be at least $50. If You live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to provide this minimum initial income payment.


ALLOCATION


You decide what portion of your income payment is allocated among the Fixed Income Option and the Divisions.


                                    B-PPA-36

THE VALUE OF YOUR INCOME PAYMENTS

AMOUNT OF INCOME PAYMENTS


Variable income payments from a Division will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract fee), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains fixed for the duration of the Contract if no reallocations are made.


The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.


Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then-current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the Annuitant that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the Owner will be given the benefit of the higher rates.



ANNUITY UNITS


Annuity Units are credited to You when You make a purchase payment or make a reallocation into a Division. Before we determine the number of Annuity Units to credit to You, we reduce a purchase payment (but not a reallocation) by any premium taxes and the Contract fee, if applicable. We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to a Division) by the Annuity Unit Value on the date of the transaction. The result is the number of Annuity Units credited for that Division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When You reallocate an income payment from a Division, Annuity Units supporting that portion of your income payment in that Division are liquidated.



AIR


Your income payments are determined by using the AIR to benchmark the investment experience of the Divisions You select. We currently offer a 3% and 4% AIR. Certain states may require a different AIR or a cap on what AIR may be chosen. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Divisions.


The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.


The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.



                                    B-PPA-37

VALUATION


This is how we calculate the Annuity Unit Value for each Division:


   o First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

   o Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

   o   Finally, we multiply the previous Annuity Unit Value by this result.


REALLOCATIONS


You may make reallocations among the Divisions or from the Divisions to the Fixed Income Option. Once You reallocate your income payment into the Fixed Income Option You may not later reallocate amounts from the Fixed Income Option to the Divisions. If You reside in certain states You may be limited to four options (including the Fixed Interest Option).

Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the Divisions or other funds to generate your income payments.


Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange on that business day. All other reallocation requests in Good Order will be processed on the next business day.

For us to process a reallocation, You must tell us:

   o   The percentage of the income payment to be reallocated;


   o   The Divisions from which You want the income payment to be reallocated;
       and



   o The Divisions or Fixed Income Option (and the percentages allocated to each) to which You want the income payment to be reallocated.

When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.



   o First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;


   o Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

   o Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation; and

   o Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.


When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.


You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a beneficiary's ability to make a reallocation.


                                    B-PPA-38

Here are examples of the effect of a reallocation on the income payment:


   o Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 + ($125 - $100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)



   o Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will also be made to the number of Annuity Units in both Divisions as well.)



RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios. In addition, as described below, we intend to treat all American Funds(R) as Monitored Portfolios. We monitor transfer/reallocation activity in the following Monitored Portfolios:


     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their Portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures.



                                    B-PPA-39

Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.

Your third-party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitations and may change from time to time as those systems are upgraded.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order



                                    B-PPA-40
reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



CONTRACT FEE



A one time $350 Contract fee is taken from your purchase payment when You purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the Divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping. We are currently waiving this fee.



CHARGES



There are two types of charges You pay if You allocate any of your income payment to the Divisions:


   o   Insurance-related charge (or Separate Account charge); and

   o   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain Contract charges.


The Separate Account charge You pay will not reduce the number of Annuity Units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.



INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).


INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Income


                                    B-PPA-41

Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on the Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES


Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when You make the purchase payment.

Premium taxes, if applicable, depend on the Income Annuity You purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

We reserve the right to deduct from the Income Annuity for any income taxes which we incur because of the Income Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Income Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Income Annuity, and in that event we may deduct such tax from the Income Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.


FREE LOOK


You may cancel your Income Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The "free look" may also vary depending on your age and whether You purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payment or (ii) the value of your Accumulation Units as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).


If You do not cancel your Income Annuity during the "free-look" period, your decision to purchase the Income Annuity is irrevocable.

You do not have a "free look" if You are electing income payments in the pay-out phase of your Deferred Annuity.



YOUR SPOUSE'S RIGHTS

If You received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney.

Any reference to "spouse" includes those persons who are married under state law, regardless of sex.




                              GENERAL INFORMATION
--------------------------------------------------------------------------------
ADMINISTRATION


All transactions will be processed in the manner described below.

                                    B-PPA-42

PURCHASE PAYMENTS


Send your purchase payments, by check, cashier's check or certified check made payable to "MetLife," to your Administrative Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments.


We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.


Purchase payments (including any portion of your Account Value under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in Good Order at your Administrative Office, except when they are received:


   o On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

   o   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.


We reserve the right to credit your initial purchase payment to You within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, the trustee of the Keogh plan (if an allocated Deferred Annuity) or the group in which You are a participant or member must identify You on their reports to us and tell us how your money should be allocated among the Divisions and the Fixed Interest Account/Fixed Income Option.



CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities are confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


PROCESSING TRANSACTIONS

We permit You to request transactions by mail and telephone. We make Internet access available to You for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.


If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an Owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.



                                    B-PPA-43

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to You include:


   o   Account Value


   o   Unit Values

   o   Current rates for the Fixed Interest Account

   o   Transfers

   o   Changes to investment strategies

   o   Changes in the allocation of future purchase payments.


For your Deferred Annuity in the pay-out phase or Income Annuity, You may obtain information and initiate transactions through our toll-free number, 1-800-638-7732. Our customer service consultants are available by telephone between 8:00 a.m. and 6:00 p.m. Eastern Time each business day.


Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at your Administrative Office to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



TELEPHONE AND COMPUTER SYSTEMS


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to your Administrative Office.


Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.

We are not responsible or liable for:

   o any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or

   o any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.


AFTER YOUR DEATH

If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. For example, if You request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. For Income Annuity reallocations, we will cancel


                                    B-PPA-44
the request and continue making payments to your beneficiary if your Income Annuity so provides. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint Annuitant or pay your beneficiary a refund.



ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA ("Employee Retirement Income Security Act of 1974") annuity Contracts to be abandoned after a period of inactivity of three to five years from the Contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary of the Contract Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7732 to make such changes.



MISSTATEMENT


We may require proof of age of the Annuitant, Owner, or beneficiary before making any payments under this Contract that are measured by the Annuitant's, Owner's, or beneficiary's life. If the age of the Annuitant, Owner, or beneficiary has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age.


Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any under payments.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing your requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as You and your Contract. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of your confidential information or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



THIRD PARTY REQUESTS


Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners, and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.



                                    B-PPA-45

VALUATION -- SUSPENSION OF PAYMENTS


We separately determine the Accumulation Unit Value and Annuity Unit Value for each Division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.

When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of Annuity Units You receive on the next available Annuity Unit Value.


We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

   o rules of the SEC so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

   o   during any other period when the SEC by order so permits.


ADVERTISING PERFORMANCE


We periodically advertise the performance of the Divisions. You may get performance information from a variety of sources including your quarterly statements, your sales representative (where applicable), the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an Accumulation (or Annuity) Unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of Early Withdrawal Charges. Early Withdrawal Charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable Early Withdrawal Charges since the Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the Divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities or Income Annuities had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.



                                    B-PPA-46

We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.


We may state performance for the Divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in Annuity Unit Value.


We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and the average of investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable Separate Account charge (rather than the maximum), as well as the Annuity Unit Values and the investment-related charge.

An illustration should not be relied upon as a guarantee of future results.

Historical performance information should not be relied on as a guarantee of future performance results.

Past performance is no guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and Early Withdrawal Charges.


CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY


We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity Owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:


   o   To operate the Separate Account in any form permitted by law.

   o To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations transactions permitted.


   o To transfer any assets in a Division to another Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Divisions in the Separate Account.



   o To substitute for the Portfolio shares in any Division, the shares of another class of Brighthouse Trust I, Brighthouse Trust II or the shares of another investment company or any other investment permitted by law.


   o To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.

   o To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.


                                    B-PPA-47

If any changes result in a material change in the underlying investments of a Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.



VOTING RIGHTS



Based on our current view of applicable law, You have voting interests under your Deferred Annuity or Income Annuity concerning Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund or American Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.


You are entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under the Keogh Deferred Annuity, participants may instruct You to give us instructions regarding shares deemed attributable to their contributions to the Deferred Annuity. Under the Keogh Deferred Annuity, we will provide You with the number of copies of voting instruction soliciting materials that You request so that You may furnish such materials to participants who may give You voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.


There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners or participants/Annuitants may control the outcome of a vote. Shares of Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund or American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:
The shares for which voting instructions are received; and

The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.


WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES


MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities and Income Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities and Income Annuities). MLIDC does not retain any fees under the Deferred Annuities and Income Annuities.


MLIDC's principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as well as the securities commissions in the states in which it operates, and is a member of the Financial Regulatory Industry Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Deferred Annuities are sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Deferred Annuities may also be sold through the mail, the Internet or by telephone.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities. MLIDC pays compensation based upon a


                                    B-PPA-48

"gross dealer concession" model. With respect to the Deferred Annuities, the gross dealer concession ranges from 1.5% to 6% of each purchase payment and, starting in the second Contract Year, 0.18% of the Account Value or amount available from which income payments are made each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession credited upon an annuitization depends on several factors, including the number of years the Contract has been in force.

We may make payments to MLIDC that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for MLIDC's management team, advertising expenses, and other expenses of distributing the Contracts. MLIDC's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with MLIDC. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines directly from us or the distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to different compensation rates. Ask your sales representative (where applicable) for further information about what your sales representative (where applicable) and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market our variable annuity contracts. These organizations are compensated for their sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Values their members hold in the Contract. We also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.


WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY


We may not cancel your Income Annuity.


We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 36 consecutive months and your Account Value is less than $2,000, except for the unallocated Keogh Deferred Annuity. We may only cancel the unallocated Keogh Deferred Annuity if we do not receive purchase payments from You for 12 consecutive months and your Account Value is less than $15,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we cancel a Deferred Annuity issued in New York, we will return the full Account Value. In all other cases, You will receive an amount equal to what You would have received if You had requested a total withdrawal of your Account Value. Early Withdrawal Charges may apply. Certain Deferred Annuities do not contain these cancellation provisions.

We will not terminate any Contract where we keep records of your account if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if your plan determines



                                    B-PPA-49
to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Account Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.




                                  INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


QUALIFIED ANNUITY CONTRACTS

INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.


                                    B-PPA-50

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years.

TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free from Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.

WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

     These exceptions include withdrawals made:

   (a)        on account of your death or disability, or

   (b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

A withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.


                                    B-PPA-51

ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met , amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

Generally, a distribution may be eligible for rollover, but certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements;

   (b)        financial hardship; or

   (c)        for a period of ten or more years or for life.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.

DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).

If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your Contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age
70 1/2.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.


                                    B-PPA-52

REQUIRED MINIMUM DISTRIBUTIONS


Generally, You must begin receiving amounts from your retirement plan by April 1 following the latter of:

   (a)        the calendar year in which You reach age 70 1/2, or

   (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.


Your required minimum distribution must be in Good Order and payment must be processed by MetLife prior to the due date (generally, the calendar year or April 1st of the year after you reach age 70 1/2) in order to satisfy the requirement for the applicable tax year.


A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of 403(b) plans. The amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Account Value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)

SPECIAL RULES REGARDING EXCHANGES

In order to satisfy tax regulations, contract exchanges within a 403(b) plan must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

   (a) Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

   (b) Is exchanged to another permissible investment under your 403(b) plan;

   (c) Relates to contributions to an annuity contract that are not salary reduction elective deferrals , if your plan allows it;

   (d) Occurs after You die, leave your job or become disabled (as defined by the Code);

   (e) Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

   (f) Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

                                    B-PPA-53

   (g)        Relates to rollover or after-tax contributions; or

   (h) Is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.

DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.

CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.

DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if You are a resident of Puerto Rico. -


                                    B-PPA-54

ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse", spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.


                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.



                                    B-PPA-55

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                          NON-QUALIFIED
                            QUALIFIED       DEFERRED
                            DEFERRED        ANNUITIES
                           AND INCOME      AND INCOME
                            ANNUITIES       ANNUITIES
                          ------------   --------------
California(1)..........      0.5%            2.35%
Florida(2).............      1.0%             1.0%
Maine(3)...............      0.0%             2.0%
Nevada(4)..............      0.0%             3.5%
Puerto Rico(5).........      1.0%             1.0%
South Dakota(6)........      0.0%            1.25%
West Virginia..........      1.0%             1.0%
Wyoming(4).............      0.0%             1.0%

------------
1 California applies the qualified tax rate to plans that qualify under the following Code Sections: 401(a), 403(b), 404, 408(b), and 501(a).

2 Annuity purchase payments are exempt from taxation provided the tax savings are passed back to the Contract Owners. Otherwise, they are taxable at 1%.

3  Maine applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 403(b), 404, 408, 457 and 501.
4 Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 404, 408, 457 and 501.

5 We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, Account Value, withdrawals, death benefits or income payments.


6 Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a Contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403(b), 404, 408, 457, and 501(a).


                                    B-PPA-57

                                   APPENDIX B
--------------------------------------------------------------------------------
                     ACCUMULATION UNIT VALUES (IN DOLLARS)



This table shows fluctuations in the Accumulation Unit Values for each Division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).




                          1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                       NUMBER OF
                                                                                        BEGINNING OF                  ACCUMULATION
                                                                                            YEAR        END OF YEAR   UNITS END OF
                                                                                        ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2008    16.12          14.43             1,475
                                                                                2009    14.43          16.05             1,346
                                                                                2010    16.05          16.88             1,181
                                                                                2011    16.88          17.69               998
                                                                                2012    17.69          18.41               945
                                                                                2013    18.41          17.79               789
                                                                                2014    17.79          18.50               722
                                                                                2015    18.50          18.32               635
                                                                                2016    18.32          18.63               612
                                                                                2017    18.63          19.07               577
American Funds Global Small Capitalization Investment Division (Class 2)....... 2008    35.88          16.47             5,184
                                                                                2009    16.47          26.24             4,852
                                                                                2010    26.24          31.72             4,325
                                                                                2011    31.72          25.33             3,639
                                                                                2012    25.33          29.57             3,112
                                                                                2013    29.57          37.47             2,827
                                                                                2014    37.47          37.79             2,574
                                                                                2015    37.79          37.43             2,356
                                                                                2016    37.43          37.74             2,124
                                                                                2017    37.74          46.93             1,897
American Funds Growth Investment Division (Class 2)............................ 2008   183.38         101.48             1,819
                                                                                2009   101.48         139.73             1,629
                                                                                2010   139.73         163.80             1,450
                                                                                2011   163.80         154.87             1,276
                                                                                2012   154.87         180.32             1,124
                                                                                2013   180.32         231.72             1,021
                                                                                2014   231.72         248.35               931
                                                                                2015   248.35         262.10               840
                                                                                2016   262.10         283.43               758
                                                                                2017   283.43         359.14               677
American Funds Growth-Income Investment Division (Class 2)..................... 2008   124.63          76.50             1,886
                                                                                2009    76.50          99.17             1,651
                                                                                2010    99.17         109.15             1,481
                                                                                2011   109.15         105.83             1,303
                                                                                2012   105.83         122.80             1,157
                                                                                2013   122.80         161.93             1,048
                                                                                2014   161.93         176.94               961
                                                                                2015   176.94         177.30               866
                                                                                2016   177.30         195.29               778
                                                                                2017   195.29         236.05               695
American Funds(R) Balanced Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008    10.00           7.01               639
                                                                                2009     7.01           8.96             1,145
                                                                                2010     8.96           9.93             1,406
                                                                                2011     9.93           9.60             1,340
                                                                                2012     9.60          10.76             1,271
                                                                                2013    10.76          12.60             1,404
                                                                                2014    12.60          13.20             1,495
                                                                                2015    13.20          12.94             1,458
                                                                                2016    12.94          13.78             1,390
                                                                                2017    13.78          15.91             1,375
American Funds(R) Growth Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008     9.99           6.36               428
                                                                                2009     6.36           8.42               871
                                                                                2010     8.42           9.44             1,048
                                                                                2011     9.44           8.89             1,060
                                                                                2012     8.89          10.19             1,062
                                                                                2013    10.19          12.60             1,103
                                                                                2014    12.60          13.24             1,137
                                                                                2015    13.24          12.98             1,207
                                                                                2016    12.98          13.97             1,171
                                                                                2017    13.97          16.74             1,118


                                    B-PPA-58

                         1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
American Funds(R) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................... 2008   10.01           7.69                672
                                                                               2009    7.69           9.37              1,228
                                                                               2010    9.37          10.17              1,382
                                                                               2011   10.17          10.07              1,312
                                                                               2012   10.07          11.02              1,270
                                                                               2013   11.02          12.36              1,251
                                                                               2014   12.36          12.95              1,304
                                                                               2015   12.95          12.70              1,295
                                                                               2016   12.70          13.42              1,189
                                                                               2017   13.42          14.98              1,071
Baillie Gifford International Stock Investment Division (Class A)............. 2008   22.62          12.48              7,317
                                                                               2009   12.48          15.06              6,530
                                                                               2010   15.06          15.95              5,890
                                                                               2011   15.95          12.62              5,448
                                                                               2012   12.62          14.90              4,833
                                                                               2013   14.90          17.00              4,382
                                                                               2014   17.00          16.27              4,049
                                                                               2015   16.27          15.75              3,707
                                                                               2016   15.75          16.40              3,377
                                                                               2017   16.40          21.89              3,013
BlackRock Bond Income Investment Division (Class A)........................... 2008   27.69          26.41              7,220
                                                                               2009   26.41          28.56              6,226
                                                                               2010   28.56          30.56              5,563
                                                                               2011   30.56          32.17              4,813
                                                                               2012   32.17          34.17              4,306
                                                                               2013   34.17          33.49              3,876
                                                                               2014   33.49          35.42              3,472
                                                                               2015   35.42          35.19              3,158
                                                                               2016   35.19          35.84              2,910
                                                                               2017   35.84          36.85              2,669
BlackRock Capital Appreciation Investment Division (Class E).................. 2008   14.03           8.78                923
                                                                               2009    8.78          11.85                826
                                                                               2010   11.85          14.01                733
                                                                               2011   14.01          12.58                739
                                                                               2012   12.58          14.19                653
                                                                               2013   14.19          18.78                582
                                                                               2014   18.78          20.17                544
                                                                               2015   20.17          21.14                573
                                                                               2016   21.14          20.87                467
                                                                               2017   20.87          27.57                480
BlackRock Capital Appreciation Investment Division (Class E) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class E) and
before that FI Large Cap Investment Division (Class E)) (5/1/2006)............ 2008   18.19           9.90                 89
                                                                               2009    9.90          10.32                  0
Brighthouse Asset Allocation 100 Investment Division (Class A) (formerly
MetLife Asset Allocation 100 Investment Division (Class A) and before that
MetLife Aggressive Allocation Investment Division (Class A)) (5/1/2005)....... 2008   13.09           7.72              1,047
                                                                               2009    7.72          10.06              1,178
                                                                               2010   10.06          11.51              1,329
                                                                               2011   11.51          12.50                  0
Brighthouse Asset Allocation 100 Investment Division (Class A) (formerly
MetLife Asset Allocation 100 Investment Division (Class A)) (5/2/2011)........ 2011   12.48          10.71              1,275
                                                                               2012   10.71          12.39              1,311
                                                                               2013   12.39          15.88              1,332
                                                                               2014   15.88          16.50              1,306
                                                                               2015   16.50          16.03              1,274
                                                                               2016   16.03          17.28              1,298
                                                                               2017   17.28          21.04              1,291
Brighthouse Asset Allocation 20 Investment Division (Class A) (formerly
MetLife Asset Allocation 20 Investment Division (Class A)) (5/1/2005)......... 2008   11.42           9.69              1,715
                                                                               2009    9.69          11.55              1,625
                                                                               2010   11.55          12.59              2,027
                                                                               2011   12.59          12.87              2,105
                                                                               2012   12.87          13.92              2,055
                                                                               2013   13.92          14.36              1,866
                                                                               2014   14.36          14.86              1,609
                                                                               2015   14.86          14.64              1,480
                                                                               2016   14.64          15.15              1,311
                                                                               2017   15.15          16.03              1,123


                                    B-PPA-59

                         1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Brighthouse Asset Allocation 40 Investment Division (Class A) (formerly
MetLife Asset Allocation 40 Investment Division (Class A)) (5/1/2005)......... 2008   11.87           9.21              3,893
                                                                               2009    9.21          11.28              3,832
                                                                               2010   11.28          12.46              3,825
                                                                               2011   12.46          12.46              3,616
                                                                               2012   12.46          13.75              3,521
                                                                               2013   13.75          15.10              3,459
                                                                               2014   15.10          15.69              3,243
                                                                               2015   15.69          15.37              2,911
                                                                               2016   15.37          16.14              2,463
                                                                               2017   16.14          17.70              2,222
Brighthouse Asset Allocation 60 Investment Division (Class A) (formerly
MetLife Asset Allocation 60 Investment Division (Class A)) (5/1/2005)......... 2008   12.32           8.71              7,924
                                                                               2009    8.71          10.91              8,271
                                                                               2010   10.91          12.23              8,534
                                                                               2011   12.23          11.94              8,452
                                                                               2012   11.94          13.38              8,205
                                                                               2013   13.38          15.64              8,254
                                                                               2014   15.64          16.26              8,273
                                                                               2015   16.26          15.91              7,685
                                                                               2016   15.91          16.88              7,166
                                                                               2017   16.88          19.16              6,494
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............ 2013   11.72          13.37                275
                                                                               2014   13.37          13.33                  0
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A)) (5/1/2005)......... 2008   12.79           8.22              4,739
                                                                               2009    8.22          10.51              5,319
                                                                               2010   10.51          11.92              5,394
                                                                               2011   11.92          11.36              5,351
                                                                               2012   11.36          12.99              5,221
                                                                               2013   12.99          15.98              5,355
                                                                               2014   15.98          16.66              5,573
                                                                               2015   16.66          16.20              5,422
                                                                               2016   16.20          17.35              5,116
                                                                               2017   17.35          20.47              4,801
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B)) (4/28/2008).................. 2008    9.99           7.04                124
                                                                               2009    7.04           8.94                177
                                                                               2010    8.94           9.71                218
                                                                               2011    9.71           9.42                256
                                                                               2012    9.42          10.81                255
                                                                               2013   10.81          11.64                  0
Brighthouse/Artisan Mid Cap Value Investment Division (Class A) (formerly
Met/Artisan Mid Cap Value Investment Division (Class A))...................... 2008   38.10          20.32              2,860
                                                                               2009   20.32          28.41              2,472
                                                                               2010   28.41          32.28              2,154
                                                                               2011   32.28          34.04              1,908
                                                                               2012   34.04          37.61              1,696
                                                                               2013   37.61          50.84              1,588
                                                                               2014   50.84          51.18              1,430
                                                                               2015   51.18          45.77              1,278
                                                                               2016   45.77          55.59              1,208
                                                                               2017   55.59          61.95              1,063
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011))............................................... 2011    9.98           9.77                 30
                                                                               2012    9.77          10.08                105
                                                                               2013   10.08          10.07                253
                                                                               2014   10.07          10.05                363
                                                                               2015   10.05           9.86                386
                                                                               2016    9.86          10.05                311
                                                                               2017   10.05          10.06                323


                                    B-PPA-60

                          1.25 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
Brighthouse/Wellington Balanced Investment Division (Class A) (formerly
Met/Wellington Balanced Investment Division (Class A)).......................... 2008    33.82
                                                                                 2009    25.12
                                                                                 2010    29.10
                                                                                 2011    31.52
                                                                                 2012    32.31
                                                                                 2013    35.87
                                                                                 2014    42.72
                                                                                 2015    46.65
                                                                                 2016    47.26
                                                                                 2017    49.94
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class A) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class A))............................................................. 2008    40.76
                                                                                 2009    24.41
                                                                                 2010    31.83
                                                                                 2011    35.21
                                                                                 2012    33.37
                                                                                 2013    37.20
                                                                                 2014    49.13
                                                                                 2015    53.68
                                                                                 2016    54.29
                                                                                 2017    57.56
Brighthouse/Wellington Large Cap Research Investment Division (Class A)
(formerly Met/Wellington Large Cap Research Investment Division (Class A))...... 2008    38.04
                                                                                 2009    23.62
                                                                                 2010    27.86
                                                                                 2011    31.02
                                                                                 2012    30.80
                                                                                 2013    34.58
                                                                                 2014    45.98
                                                                                 2015    51.74
                                                                                 2016    53.60
                                                                                 2017    57.60
Calvert VP SRI Balanced Investment Division (Class I)........................... 2008    30.84
                                                                                 2009    20.91
                                                                                 2010    25.88
                                                                                 2011    28.66
                                                                                 2012    29.60
                                                                                 2013    32.31
                                                                                 2014    37.65
                                                                                 2015    40.76
                                                                                 2016    39.38
                                                                                 2017    41.95
Clarion Global Real Estate Investment Division (Class E)........................ 2008    16.47
                                                                                 2009     9.48
                                                                                 2010    12.64
                                                                                 2011    14.50
                                                                                 2012    13.55
                                                                                 2013    16.88
                                                                                 2014    17.28
                                                                                 2015    19.35
                                                                                 2016    18.86
                                                                                 2017    18.80
ClearBridge Aggressive Growth Investment Division (Class A)..................... 2008     8.12
                                                                                 2009     4.89
                                                                                 2010     6.45
                                                                                 2011     7.90
                                                                                 2012     8.08
                                                                                 2013     9.49
                                                                                 2014    13.68
                                                                                 2015    16.09
                                                                                 2016    15.29
                                                                                 2017    15.55
ClearBridge Aggressive Growth Investment Division (Class A) (formerly
ClearBridge Aggressive Growth II Investment Division (Class E)) (1/1/2008)...... 2008   191.21
                                                                                 2009   109.63
                                                                                 2010   154.85
                                                                                 2011   167.49
                                                                                 2012   153.11
                                                                                 2013   185.46
                                                                                 2014   236.12



                          1.25 SEPARATE ACCOUNT CHARGE
                                                                                                  NUMBER OF
                                                                                                 ACCUMULATION
                                                                                   END OF YEAR   UNITS END OF
                                                                                  ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                                UNIT VALUE     THOUSANDS)
-------------------------------------------------------------------------------- -------------- -------------
Brighthouse/Wellington Balanced Investment Division (Class A) (formerly
Met/Wellington Balanced Investment Division (Class A))..........................  25.12             21,582
                                                                                  29.10             18,577
                                                                                  31.52             16,421
                                                                                  32.31             14,468
                                                                                  35.87             12,969
                                                                                  42.72             11,682
                                                                                  46.65             10,531
                                                                                  47.26              9,554
                                                                                  49.94              8,665
                                                                                  56.79              7,910
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class A) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class A)).............................................................  24.41              3,308
                                                                                  31.83              2,967
                                                                                  35.21              2,670
                                                                                  33.37              2,317
                                                                                  37.20              2,038
                                                                                  49.13              1,818
                                                                                  53.68              1,620
                                                                                  54.29              1,453
                                                                                  57.56              1,330
                                                                                  67.69              1,194
Brighthouse/Wellington Large Cap Research Investment Division (Class A)
(formerly Met/Wellington Large Cap Research Investment Division (Class A))......  23.62             19,811
                                                                                  27.86             17,618
                                                                                  31.02             15,757
                                                                                  30.80             14,126
                                                                                  34.58             12,684
                                                                                  45.98             11,377
                                                                                  51.74             10,359
                                                                                  53.60              9,390
                                                                                  57.60              8,529
                                                                                  69.65              7,717
Calvert VP SRI Balanced Investment Division (Class I)...........................  20.91              1,236
                                                                                  25.88              1,152
                                                                                  28.66              1,070
                                                                                  29.60              1,001
                                                                                  32.31                916
                                                                                  37.65                840
                                                                                  40.76                788
                                                                                  39.38                732
                                                                                  41.95                666
                                                                                  46.40                619
Clarion Global Real Estate Investment Division (Class E)........................   9.48              3,084
                                                                                  12.64              2,586
                                                                                  14.50              2,308
                                                                                  13.55              2,071
                                                                                  16.88              1,888
                                                                                  17.28              1,880
                                                                                  19.35              1,771
                                                                                  18.86              1,598
                                                                                  18.80              1,506
                                                                                  20.59              1,364
ClearBridge Aggressive Growth Investment Division (Class A).....................   4.89              1,212
                                                                                   6.45              1,092
                                                                                   7.90              1,034
                                                                                   8.08              1,779
                                                                                   9.49              1,745
                                                                                  13.68              2,124
                                                                                  16.09              4,725
                                                                                  15.29              4,357
                                                                                  15.55              3,785
                                                                                  18.23              3,333
ClearBridge Aggressive Growth Investment Division (Class A) (formerly
ClearBridge Aggressive Growth II Investment Division (Class E)) (1/1/2008)...... 109.63                221
                                                                                 154.85                253
                                                                                 167.49                206
                                                                                 153.11                154
                                                                                 185.46                161
                                                                                 236.12                134
                                                                                 246.09                  0


                                    B-PPA-61

                         1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                     NUMBER OF
                                                                                      BEGINNING OF                  ACCUMULATION
                                                                                          YEAR        END OF YEAR   UNITS END OF
                                                                                      ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
ClearBridge Aggressive Growth Investment Division (Class A) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class A) and
before that Legg Mason Value Equity Investment Division (Class A))........... 2008    9.62           4.33                 896
                                                                              2009    4.33           5.89                 819
                                                                              2010    5.89           6.28                 724
                                                                              2011    6.28           6.68                   0
Frontier Mid Cap Growth Investment Division (Class A)........................ 2008   38.10          20.42              13,191
                                                                              2009   20.42          30.14              11,924
                                                                              2010   30.14          34.33              10,712
                                                                              2011   34.33          32.89               9,662
                                                                              2012   32.89          36.05               8,681
                                                                              2013   36.05          47.27               7,813
                                                                              2014   47.27          51.89               7,134
                                                                              2015   51.89          52.73               6,510
                                                                              2016   52.73          54.89               5,914
                                                                              2017   54.89          67.91               5,376
Harris Oakmark International Investment Division (Class E)................... 2008   19.81          11.57               2,947
                                                                              2009   11.57          17.75               3,145
                                                                              2010   17.75          20.43               2,911
                                                                              2011   20.43          17.33               2,605
                                                                              2012   17.33          22.13               2,315
                                                                              2013   22.13          28.55               2,340
                                                                              2014   28.55          26.60               2,226
                                                                              2015   26.60          25.10               2,096
                                                                              2016   25.10          26.85               1,922
                                                                              2017   26.85          34.62               1,789
Invesco Small Cap Growth Investment Division (Class E)....................... 2008   16.33           9.88                 408
                                                                              2009    9.88          13.08                 368
                                                                              2010   13.08          16.32                 307
                                                                              2011   16.32          15.96                 341
                                                                              2012   15.96          18.65                 279
                                                                              2013   18.65          25.86                 300
                                                                              2014   25.86          27.59                 287
                                                                              2015   27.59          26.81                 274
                                                                              2016   26.81          29.54                 241
                                                                              2017   29.54          36.60                 211
Jennison Growth Investment Division (Class A)................................ 2008    5.57           3.50               3,172
                                                                              2009    3.50           4.84               3,232
                                                                              2010    4.84           5.33               2,908
                                                                              2011    5.33           5.29               2,644
                                                                              2012    5.29           6.05               3,023
                                                                              2013    6.05           8.20               2,695
                                                                              2014    8.20           8.83               2,508
                                                                              2015    8.83           9.66               2,669
                                                                              2016    9.66           9.56               2,277
                                                                              2017    9.56          12.96               2,395
Jennison Growth Investment Division (Class A) (formerly Oppenheimer
Capital Appreciation Investment Division (Class E) (5/1/2005))............... 2008   13.11           7.00                 345
                                                                              2009    7.00           9.95                 398
                                                                              2010    9.95          10.76                 327
                                                                              2011   10.76          10.51                 283
                                                                              2012   10.51          11.82                   0
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)....... 2013   13.12          14.44                 455
                                                                              2014   14.44          14.76                 439
                                                                              2015   14.76          14.75                 408
                                                                              2016   14.75          15.27                 454
                                                                              2017   15.27          18.54                 432
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2008    9.99           7.99                 115
                                                                              2009    7.99          10.09                 244
                                                                              2010   10.09          11.14                 301
                                                                              2011   11.14          11.24                 367
                                                                              2012   11.24          12.49                 468
                                                                              2013   12.49          13.05                   0
Loomis Sayles Small Cap Core Investment Division (Class A)................... 2008   37.11          23.49                 946
                                                                              2009   23.49          30.22                 815
                                                                              2010   30.22          38.07                 707
                                                                              2011   38.07          37.82                 661
                                                                              2012   37.82          42.79                 577
                                                                              2013   42.79          59.62                 560
                                                                              2014   59.62          61.10                 496
                                                                              2015   61.10          59.44                 452
                                                                              2016   59.44          70.02                 409
                                                                              2017   70.02          79.70                 382


                                    B-PPA-62

                          1.25 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
Loomis Sayles Small Cap Growth Investment Division (Class A).................... 2008   11.46
                                                                                 2009    6.66
                                                                                 2010    8.55
                                                                                 2011   11.12
                                                                                 2012   11.31
                                                                                 2013   12.42
                                                                                 2014   18.24
                                                                                 2015   18.24
                                                                                 2016   18.33
                                                                                 2017   19.22
MetLife Aggregate Bond Index Investment Division (Class A) (formerly
Barclays Aggregate Bond Index Investment Division (Class A)).................... 2008   14.42
                                                                                 2009   15.10
                                                                                 2010   15.69
                                                                                 2011   16.43
                                                                                 2012   17.45
                                                                                 2013   17.90
                                                                                 2014   17.27
                                                                                 2015   18.05
                                                                                 2016   17.87
                                                                                 2017   18.07
MetLife Mid Cap Stock Index Investment Division (Class A)....................... 2008   17.08
                                                                                 2009   10.76
                                                                                 2010   14.56
                                                                                 2011   18.17
                                                                                 2012   17.60
                                                                                 2013   20.45
                                                                                 2014   26.89
                                                                                 2015   29.08
                                                                                 2016   28.05
                                                                                 2017   33.36
MetLife MSCI EAFE(R) Index Investment Division (Class A) (formerly MSCI
EAFE(R) Index Investment Division (Class A)).................................... 2008   17.47
                                                                                 2009    9.99
                                                                                 2010   12.70
                                                                                 2011   13.57
                                                                                 2012   11.73
                                                                                 2013   13.71
                                                                                 2014   16.50
                                                                                 2015   15.32
                                                                                 2016   14.96
                                                                                 2017   14.98
MetLife Russell 2000(R) Index Investment Division (Class A) (formerly Russell
2000(R) Index Investment Division (Class A)).................................... 2008   18.62
                                                                                 2009   12.23
                                                                                 2010   15.22
                                                                                 2011   19.08
                                                                                 2012   18.07
                                                                                 2013   20.77
                                                                                 2014   28.43
                                                                                 2015   29.49
                                                                                 2016   27.88
                                                                                 2017   33.40
MetLife Stock Index Investment Division (Class A)............................... 2008   44.63
                                                                                 2009   27.73
                                                                                 2010   34.57
                                                                                 2011   39.21
                                                                                 2012   39.44
                                                                                 2013   45.09
                                                                                 2014   58.80
                                                                                 2015   65.84
                                                                                 2016   65.78
                                                                                 2017   72.56
MFS Value Investment Division II (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................ 2008   14.88
                                                                                 2009    9.54
                                                                                 2010   10.48
                                                                                 2011   11.28
                                                                                 2012   11.38
                                                                                 2013   12.83
                                                                                 2014   16.72
                                                                                 2015   18.13
                                                                                 2016   16.82
                                                                                 2017   19.63



                          1.25 SEPARATE ACCOUNT CHARGE
                                                                                                  NUMBER OF
                                                                                                 ACCUMULATION
                                                                                   END OF YEAR   UNITS END OF
                                                                                  ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                                UNIT VALUE     THOUSANDS)
-------------------------------------------------------------------------------- -------------- -------------
Loomis Sayles Small Cap Growth Investment Division (Class A)....................  6.66               1,171
                                                                                  8.55               1,075
                                                                                 11.12               1,029
                                                                                 11.31               1,321
                                                                                 12.42                 916
                                                                                 18.24               1,071
                                                                                 18.24                 826
                                                                                 18.33                 837
                                                                                 19.22                 684
                                                                                 24.12                 637
MetLife Aggregate Bond Index Investment Division (Class A) (formerly
Barclays Aggregate Bond Index Investment Division (Class A)).................... 15.10              12,890
                                                                                 15.69              12,201
                                                                                 16.43              11,134
                                                                                 17.45               9,659
                                                                                 17.90               9,090
                                                                                 17.27               9,080
                                                                                 18.05               8,530
                                                                                 17.87               7,788
                                                                                 18.07               7,335
                                                                                 18.43               7,142
MetLife Mid Cap Stock Index Investment Division (Class A)....................... 10.76               7,317
                                                                                 14.56               6,375
                                                                                 18.17               5,755
                                                                                 17.60               5,067
                                                                                 20.45               4,551
                                                                                 26.89               4,303
                                                                                 29.08               4,069
                                                                                 28.05               3,772
                                                                                 33.36               3,545
                                                                                 38.21               3,297
MetLife MSCI EAFE(R) Index Investment Division (Class A) (formerly MSCI
EAFE(R) Index Investment Division (Class A))....................................  9.99               9,244
                                                                                 12.70               8,280
                                                                                 13.57               7,632
                                                                                 11.73               7,318
                                                                                 13.71               6,461
                                                                                 16.50               6,022
                                                                                 15.32               6,058
                                                                                 14.96               5,807
                                                                                 14.98               5,637
                                                                                 18.48               5,075
MetLife Russell 2000(R) Index Investment Division (Class A) (formerly Russell
2000(R) Index Investment Division (Class A)).................................... 12.23               6,134
                                                                                 15.22               5,450
                                                                                 19.08               4,975
                                                                                 18.07               4,386
                                                                                 20.77               3,900
                                                                                 28.43               3,542
                                                                                 29.49               3,325
                                                                                 27.88               3,082
                                                                                 33.40               2,864
                                                                                 37.83               2,693
MetLife Stock Index Investment Division (Class A)............................... 27.73              41,165
                                                                                 34.57              36,386
                                                                                 39.21              32,752
                                                                                 39.44              29,372
                                                                                 45.09              26,401
                                                                                 58.80              23,707
                                                                                 65.84              21,603
                                                                                 65.78              19,800
                                                                                 72.56              17,989
                                                                                 87.10              16,332
MFS Value Investment Division II (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................  9.54               2,500
                                                                                 10.48               2,137
                                                                                 11.28               1,827
                                                                                 11.38               1,647
                                                                                 12.83               1,511
                                                                                 16.72               1,502
                                                                                 18.13               1,414
                                                                                 16.82               1,270
                                                                                 19.63               1,259
                                                                                 20.84               1,088


                                    B-PPA-63

                        1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                   NUMBER OF
                                                                                    BEGINNING OF                  ACCUMULATION
                                                                                        YEAR        END OF YEAR   UNITS END OF
                                                                                    ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
MFS(R) Research International Investment Division (Class A)................ 2008   19.10          10.89               3,093
                                                                            2009   10.89          14.19               2,576
                                                                            2010   14.19          15.65               2,138
                                                                            2011   15.65          13.85               1,897
                                                                            2012   13.85          16.00               1,669
                                                                            2013   16.00          18.90               1,512
                                                                            2014   18.90          17.41               1,428
                                                                            2015   17.41          16.93               1,322
                                                                            2016   16.93          16.61               1,236
                                                                            2017   16.61          21.09               1,097
MFS(R) Total Return Investment Division (Class E).......................... 2008   12.66           9.72               1,503
                                                                            2009    9.72          11.37               1,276
                                                                            2010   11.37          12.34               1,121
                                                                            2011   12.34          12.47                 984
                                                                            2012   12.47          13.72                 905
                                                                            2013   13.72          16.10                 899
                                                                            2014   16.10          17.25                 839
                                                                            2015   17.25          16.99                 757
                                                                            2016   16.99          18.29                 702
                                                                            2017   18.29          20.29                 657
MFS(R) Value Investment Division (Class A)................................. 2008   14.47           9.51               9,015
                                                                            2009    9.51          11.35               7,889
                                                                            2010   11.35          12.49               7,055
                                                                            2011   12.49          12.44               6,320
                                                                            2012   12.44          14.33               5,679
                                                                            2013   14.33          19.22               5,862
                                                                            2014   19.22          21.03               5,336
                                                                            2015   21.03          20.74               4,895
                                                                            2016   20.74          23.43               4,564
                                                                            2017   23.43          27.31               4,193
MFS(R) Value Investment Division (Class A) (formerly FI Value Leaders
Investment Division (Class E))............................................. 2008   33.09          19.93                 444
                                                                            2009   19.93          23.94                 367
                                                                            2010   23.94          27.06                 320
                                                                            2011   27.06          25.04                 290
                                                                            2012   25.04          28.59                 265
                                                                            2013   28.59          31.50                   0
MFS(R) Value Investment Division (Class A) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008).......................... 2008    9.99           6.60                  74
                                                                            2009    6.60           8.15                 155
                                                                            2010    8.15           8.93                 259
                                                                            2011    8.93           8.77                 328
                                                                            2012    8.77           9.87                 309
                                                                            2013    9.87          10.82                   0
Morgan Stanley Mid Cap Growth Investment Division (Class A)................ 2010   13.70          15.94              15,840
                                                                            2011   15.94          14.70              14,266
                                                                            2012   14.70          15.90              12,904
                                                                            2013   15.90          21.88              11,673
                                                                            2014   21.88          21.89              10,709
                                                                            2015   21.89          20.59               9,871
                                                                            2016   20.59          18.65               9,225
                                                                            2017   18.65          25.86               8,448
Morgan Stanley Mid Cap Growth Investment Division (Class A) (formerly FI
Mid Cap Opportunities Investment Division (Class A))....................... 2008   21.43           9.46              19,350
                                                                            2009    9.46          12.50              17,589
                                                                            2010   12.50          13.55                   0
Neuberger Berman Genesis Investment Division (Class A)..................... 2008   20.82          12.67               9,126
                                                                            2009   12.67          14.16               8,002
                                                                            2010   14.16          17.00               7,015
                                                                            2011   17.00          17.77               6,170
                                                                            2012   17.77          19.31               5,472
                                                                            2013   19.31          26.42               5,236
                                                                            2014   26.42          26.10               4,713
                                                                            2015   26.10          25.92               4,241
                                                                            2016   25.92          30.39               3,836
                                                                            2017   30.39          34.74               3,487
Neuberger Berman Genesis Investment Division (Class A) (formerly MLA Mid
Cap Investment Division (Class E))......................................... 2008   15.94           9.72                 826
                                                                            2009    9.72          13.14                 718
                                                                            2010   13.14          15.98                 630
                                                                            2011   15.98          14.95                 550
                                                                            2012   14.95          15.57                 483
                                                                            2013   15.57          16.89                   0


                                    B-PPA-64

                         1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Oppenheimer Global Equity Investment Division (Class A) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2008    9.99           6.57                 13
                                                                               2009    6.57           8.61                 69
                                                                               2010    8.61           9.16                 81
                                                                               2011    9.16           8.42                100
                                                                               2012    8.42          10.16                124
                                                                               2013   10.16          10.81                  0
Oppenheimer Global Equity Investment Division* (Class A)...................... 2008   21.13          12.44              5,806
                                                                               2009   12.44          17.25              5,236
                                                                               2010   17.25          19.80              4,674
                                                                               2011   19.80          17.95              4,229
                                                                               2012   17.95          21.54              3,759
                                                                               2013   21.54          27.11              3,493
                                                                               2014   27.11          27.44              3,218
                                                                               2015   27.44          28.23              3,002
                                                                               2016   28.23          28.01              2,728
                                                                               2017   28.01          37.94              2,481
PIMCO Inflation Protected Bond Investment Division (Class E) (5/1/2005)....... 2008   12.26          11.29              2,964
                                                                               2009   11.29          13.18              3,038
                                                                               2010   13.18          14.05              3,051
                                                                               2011   14.05          15.43              3,167
                                                                               2012   15.43          16.64              3,267
                                                                               2013   16.64          14.93              2,470
                                                                               2014   14.93          15.20              2,083
                                                                               2015   15.20          14.56              1,695
                                                                               2016   14.56          15.10              1,592
                                                                               2017   15.10          15.44              1,404
PIMCO Total Return Investment Division (Class A).............................. 2008   13.66          13.58              8,058
                                                                               2009   13.58          15.88              8,087
                                                                               2010   15.88          17.00              7,932
                                                                               2011   17.00          17.37              6,931
                                                                               2012   17.37          18.80              6,580
                                                                               2013   18.80          18.25              5,934
                                                                               2014   18.25          18.83              5,144
                                                                               2015   18.83          18.65              4,583
                                                                               2016   18.65          18.95              4,099
                                                                               2017   18.95          19.61              3,671
SSGA Growth and Income ETF Investment Division (Class E) (5/1/2006)........... 2008   11.66           8.64                263
                                                                               2009    8.64          10.67                407
                                                                               2010   10.67          11.83                570
                                                                               2011   11.83          11.83                695
                                                                               2012   11.83          13.19                735
                                                                               2013   13.19          14.74                702
                                                                               2014   14.74          15.43                641
                                                                               2015   15.43          14.94                529
                                                                               2016   14.94          15.63                495
                                                                               2017   15.63          17.91                467
SSGA Growth ETF Investment Division (Class E) (5/1/2006)...................... 2008   11.96           7.92                242
                                                                               2009    7.92          10.12                306
                                                                               2010   10.12          11.41                310
                                                                               2011   11.41          11.05                407
                                                                               2012   11.05          12.56                443
                                                                               2013   12.56          14.68                483
                                                                               2014   14.68          15.29                452
                                                                               2015   15.29          14.77                411
                                                                               2016   14.77          15.59                380
                                                                               2017   15.59          18.45                366
T. Rowe Price Large Cap Growth Investment Division (Class A).................. 2008   15.71           9.02              6,007
                                                                               2009    9.02          12.78              5,542
                                                                               2010   12.78          14.77              4,940
                                                                               2011   14.77          14.43              4,416
                                                                               2012   14.43          16.95              4,165
                                                                               2013   16.95          23.30              4,907
                                                                               2014   23.30          25.11              4,527
                                                                               2015   25.11          27.47              4,336
                                                                               2016   27.47          27.61              3,989
                                                                               2017   27.61          36.51              3,791
T. Rowe Price Large Cap Growth Investment Division (Class A) (formerly
RCM Technology Investment Division (Class A))................................. 2008    7.97           4.39              3,642
                                                                               2009    4.39           6.90              4,293
                                                                               2010    6.90           8.74              3,933
                                                                               2011    8.74           7.79              3,103
                                                                               2012    7.79           8.65              2,552
                                                                               2013    8.65           9.06                  0


                                    B-PPA-65

                      1.25 SEPARATE ACCOUNT CHARGE
                                                                                                                NUMBER OF
                                                                                 BEGINNING OF                  ACCUMULATION
                                                                                     YEAR        END OF YEAR   UNITS END OF
                                                                                 ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------ ------ -------------- -------------- -------------
T. Rowe Price Mid Cap Growth Investment Division (Class A).............. 2008   10.23           6.10              4,599
                                                                         2009    6.10           8.79              4,236
                                                                         2010    8.79          11.12              3,846
                                                                         2011   11.12          10.83              3,468
                                                                         2012   10.83          12.19              3,180
                                                                         2013   12.19          16.49              3,149
                                                                         2014   16.49          18.41              3,019
                                                                         2015   18.41          19.43              3,112
                                                                         2016   19.43          20.44              2,898
                                                                         2017   20.44          25.27              2,661
T. Rowe Price Small Cap Growth Investment Division (Class A)............ 2008   16.53          10.41              8,125
                                                                         2009   10.41          14.29              7,354
                                                                         2010   14.29          19.05              6,885
                                                                         2011   19.05          19.15              6,167
                                                                         2012   19.15          21.97              5,608
                                                                         2013   21.97          31.37              5,264
                                                                         2014   31.37          33.12              4,790
                                                                         2015   33.12          33.60              4,545
                                                                         2016   33.60          37.08              4,119
                                                                         2017   37.08          45.01              3,850
Victory Sycamore Mid Cap Value Investment Division (Class A) (formerly
Invesco Mid Cap Value Investment Division (Class A)).................... 2008   27.68          14.39              6,842
                                                                         2009   14.39          21.06              5,950
                                                                         2010   21.06          26.27              5,458
                                                                         2011   26.27          24.28              4,789
                                                                         2012   24.28          26.89                  0
Victory Sycamore Mid Cap Value Investment Division (Class A) (formerly
Invesco Mid Cap Value Investment Division (Class A)).................... 2012   26.76          27.57              4,141
                                                                         2013   27.57          35.58              3,703
                                                                         2014   35.58          38.64              3,325
                                                                         2015   38.64          34.82              3,038
                                                                         2016   34.82          39.82              2,689
                                                                         2017   39.82          43.17              2,429
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A)...................................................... 2008   22.26          18.68              2,080
                                                                         2009   18.68          24.40              1,833
                                                                         2010   24.40          27.17              1,855
                                                                         2011   27.17          28.48              1,545
                                                                         2012   28.48          31.36              1,437
                                                                         2013   31.36          31.32              1,291
                                                                         2014   31.32          32.62              1,203
                                                                         2015   32.62          31.67              1,117
                                                                         2016   31.67          33.95              2,203
                                                                         2017   33.95          36.29              1,986
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A) (formerly Lord Abbett Bond Debenture Investment
Division (Class A))..................................................... 2008   15.43          12.43              3,676
                                                                         2009   12.43          16.84              3,292
                                                                         2010   16.84          18.83              2,945
                                                                         2011   18.83          19.49              2,536
                                                                         2012   19.49          21.79              2,356
                                                                         2013   21.79          23.28              2,242
                                                                         2014   23.28          24.17              2,099
                                                                         2015   24.17          23.43              1,866
                                                                         2016   23.43          24.16                  0
Western Asset Management U.S. Government Investment Division (Class A).. 2008   17.48          17.21              2,209
                                                                         2009   17.21          17.73              1,924
                                                                         2010   17.73          18.53              1,768
                                                                         2011   18.53          19.31              1,528
                                                                         2012   19.31          19.72              1,400
                                                                         2013   19.72          19.33              1,280
                                                                         2014   19.33          19.63              1,165
                                                                         2015   19.63          19.50              1,063
                                                                         2016   19.50          19.50                970
                                                                         2017   19.50          19.64                883


* We are waiving a portion of the Separate Account charge for the Investment Divisions investing in the Met/Wellington Large Cap Research Portfolio and the Oppenheimer Global Equity Investment Division.

The assets of the Lord Abbett Bond Debenture Investment Division of the Met Investors Fund merged into Western Asset Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016. Accumulation Unit Values prior to May 2, 2016 are those of the Lord Abbett Bond Debenture Investment Division.


                                    B-PPA-66

The assets of the ClearBridge Aggressive Growth II Investment Division of the Met Investors Fund merged into ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the ClearBridge Aggressive Growth II Investment Division.

The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division.

The assets of the FI Value Leaders Investment Division (Class E) of the Metropolitan Fund were merged into MFS(R) Value Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.

The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.

The assets of the Met/Franklin Mutual Shares Investment Division (Class B) of the Met Investors Fund were merged into MFS(R) Value Investment Division (Class
A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division.

The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.

The assets of the MLA Mid Cap Investment Division (Class E) of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.

The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.

The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.

The assets of the Met/Templeton Growth Investment Division (Class B) of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division (Class A) of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.

The assets of the Oppenheimer Capital Appreciation Investment Division (Class
E) of the Met Investors Fund were merged into the Jennison Growth Investment Division (Class A) of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.

The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.

The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.

The assets of Legg Mason Value Equity Investment Division of the Met Investors Trust were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason Value Equity Investment Division.

The assets of FI Mid Cap Opportunities Investment Division were merged into the Morgan Stanley Mid Cap Growth Investment Division on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.


                                    B-PPA-67

The assets of FI Large Cap Investment Division of the Metropolitan Funds were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Met Investors Fund on May 1, 2009. Accumulation Unit Values prior to May 1, 2009 are those of the FI Large Cap Investment Division.

The assets of BlackRock Large Cap Investment Division of the Metropolitan Fund were merged into the WMC Large Cap Research Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.

The assets of the MFS(R) Investors Trust Investment Division were merged into the Legg Mason Value Equity Investment Division prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.

The assets in Met/Putnam Voyager Investment Division were merged into Jennison Growth Investment Division prior to the opening of business on May 2, 2005. The Met/Putnam Voyager Investment Division is no longer available.

Please see the Table of Expenses for more information.

                                    B-PPA-68

                                   APPENDIX C
--------------------------------------------------------------------------------
                ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS



Certain Portfolios and trusts were subject to a merger or name change. The charts below identify the former name and new name of each of these Portfolios, and where applicable, the former name and the new name of the trust of which the Portfolio is a part.


FUND MERGERS


THE FOLLOWING FORMER PORTFOLIOS WERE MERGED.




                       FORMER NAME                                   NEW NAME
-------------------------------------------------------- -------------------------------
BRIGHTHOUSE FUNDS TRUST II                               BRIGHTHOUSE FUNDS TRUST II
 MFS(R) Value Portfolio II Class E (formerly BlackRock   MFS(R) Value Portfolio Class E
  Large Cap Value Portfolio Class E)



PORTFOLIO NAME CHANGES

The following former Portfolios were renamed:




                FORMER NAME                                     NEW NAME
------------------------------------------ -------------------------------------------------
BRIGHTHOUSE FUNDS TRUST I                  BRIGHTHOUSE FUNDS TRUST I
 Invesco Mid Cap Value Portfolio Class A   Victory Sycamore Mid Cap Value Portfolio Class A



                                    B-PPA-69

                                   APPENDIX D
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


          SERIES FUND/TRUST                   PORTFOLIO/SERIES                  MARKETING NAME
------------------------------------ ---------------------------------- -----------------------------
American Funds Insurance Series(R)   Bond Fund                          American Funds Bond Fund
American Funds Insurance Series(R)   Global Small Capitalization Fund   American Funds Global Small
                                                                        Capitalization Fund
American Funds Insurance Series(R)   Growth-Income Fund                 American Funds Growth-Income
                                                                        Fund
American Funds Insurance Series(R)   Growth Fund                        American Funds Growth Fund


                                    B-PPA-70

                                   APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

                                    B-PPA-71

                                   APPENDIX F
--------------------------------------------------------------------------------
         TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
SERVICES
PRINCIPAL UNDERWRITER
CUSTODIAN
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT
EXPERIENCE FACTOR
VARIABLE INCOME PAYMENTS
  ASSUMED INVESTMENT RETURN (AIR)
  AMOUNT OF INCOME PAYMENTS
  ANNUITY UNIT VALUE
  REALLOCATING PRIVILEGE
CALCULATING THE ANNUITY UNIT VALUE
  DETERMINING THE VARIABLE INCOME PAYMENT
ADVERTISEMENT OF THE SEPARATE ACCOUNT
VOTING RIGHTS
  DISREGARDING VOTING INSTRUCTIONS
TAXES
  NON-QUALIFIED ANNUITY CONTRACTS
  QUALIFIED ANNUITY CONTRACTS
  TYPES OF QUALIFIED ANNUITY CONTRACTS
  ERISA
  FEDERAL ESTATE TAXES
  GENERATION-SKIPPING TRANSFER TAX
  ANNUITY PURCHASE PAYMENT BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
WITHDRAWALS
FINANCIAL STATEMENTS


                                    B-PPA-72

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

     [ ] Preference Plus(R) Account Variable Annuity Contract -- B

     [ ] Brighthouse Funds Trust I

     [ ] Brighthouse Funds Trust II

     [ ] American Funds Insurance Series(R)

     [ ] Calvert Variable Series, Inc.

     [ ] I have changed my address. My current address is:


                                           Name --------------------------------
-------------------------------------
            (Contract Number)
                                           Address -------------------------------

-------------------------------------      -------------------------------------
               (Signature)                                                      Zip

Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342

                                    B-PPA-73

                                                                  April 30, 2018



             PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS

           ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY ("METLIFE")
This Prospectus describes individual and group Preference Plus Account Contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities"). We no longer offer the Deferred Annuities and Income Annuities. However, Contract Owners and participants may continue to make additional purchase payments and new participants may enroll under any issued group Contract.

You decide how to allocate your money among the various available investment choices. The investment choices available to You are listed in the Contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and Divisions (Divisions may be referred to as "Investment Divisions" in the Contract and marketing materials) available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Brighthouse Funds Trust I ("Brighthouse Trust I"), Portfolios of the Brighthouse Funds Trust II ("Brighthouse Trust II") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


AMERICAN FUNDS(R)
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     Brighthouse Asset Allocation 100 Portfolio
     Brighthouse/Franklin Low Duration Total Return Portfolio
     Brighthouse/Wellington Large Cap Research Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio

     Harris Oakmark International Portfolio

     Invesco Small Cap Growth Portfolio
     MFS(R) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     PIMCO Total Return Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

  Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
    Portfolio)

BRIGHTHOUSE FUNDS TRUST II
     Baillie Gifford International Stock Portfolio
     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio
     Brighthouse Asset Allocation 60 Portfolio
     Brighthouse Asset Allocation 80 Portfolio
     Brighthouse/Artisan Mid Cap Value Portfolio
     Brighthouse/Wellington Balanced Portfolio
     Brighthouse/Wellington Core Equity Opportunities Portfolio
     Frontier Mid Cap Growth Portfolio
     Jennison Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife Aggregate Bond Index Portfolio
     MetLife Mid Cap Stock Index Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     Neuberger Berman Genesis Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

     Western Asset Management U.S. Government Portfolio

  Certain Portoflios have been subject to a change. Please see "Appendix C -- Additional Information Regarding the Portfolios"

DEFERRED ANNUITIES AVAILABLE:
   o    Non-Qualified
   o    Traditional IRA
   o    Roth IRA
   o    Unallocated Keogh

INCOME ANNUITIES AVAILABLE:
   o    Non-Qualified
   o    Traditional IRA
   o    Roth IRA
   o    Unallocated Keogh

An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:

   o    a bank deposit or obligation;
   o    federally insured or guaranteed; or
   o    endorsed by any bank or other financial institution.

HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, Income Annuities and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated April 30, 2018. The SAI is incorporated by reference into and is therefore considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 67 of this Prospectus. To view or download the SAI, go to our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342
Phone: 800-638-7732

The Securities and Exchange Commission has a website (http://www.sec.gov), which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.



                        PROSPECTUS DATED APRIL 30, 2018

                               TABLE OF CONTENTS






                                                       PAGE
                                                    ---------
IMPORTANT TERMS YOU SHOULD KNOW.................... C-PPA-3
TABLE OF EXPENSES.................................. C-PPA-5
ACCUMULATION UNIT VALUES TABLE..................... C-PPA-9
METLIFE............................................ C-PPA-10
METROPOLITAN LIFE SEPARATE ACCOUNT E............... C-PPA-10
VARIABLE ANNUITIES................................. C-PPA-10
A Deferred Annuity................................. C-PPA-11
Non-Natural Persons as Owners or Beneficiaries..... C-PPA-11
An Income Annuity.................................. C-PPA-11
YOUR INVESTMENT CHOICES............................ C-PPA-11
Investment Choices Which Are Fund of Funds......... C-PPA-14
Additional Information About the Portfolios........ C-PPA-15
Certain Payments We Receive with Regard to the
  Portfolios....................................... C-PPA-15
Portfolio Selection................................ C-PPA-16
DEFERRED ANNUITIES................................. C-PPA-16
The Deferred Annuity and Your Retirement Plan...... C-PPA-16
Automated Investment Strategies.................... C-PPA-17
Purchase Payments.................................. C-PPA-18
  Allocation of Purchase Payments.................. C-PPA-18
  Automated Purchase Payments...................... C-PPA-18
  Limits on Purchase Payments...................... C-PPA-18
The Value of Your Investment....................... C-PPA-19
Transfers.......................................... C-PPA-19
Restrictions on Transfers.......................... C-PPA-20
Access To Your Money............................... C-PPA-22
  Systematic Withdrawal Program.................... C-PPA-22
  Minimum Distribution............................. C-PPA-23
Annual Contract Fee................................ C-PPA-23
Charges............................................ C-PPA-23
  Insurance-Related or Separate Account Charge..... C-PPA-24
  Investment-Related Charge........................ C-PPA-24
Premium and Other Taxes............................ C-PPA-24
Early Withdrawal Charges........................... C-PPA-24
  When No Early Withdrawal Charge Applies.......... C-PPA-25
  When A Different Early Withdrawal Charge
    May Apply...................................... C-PPA-27
Free Look.......................................... C-PPA-28
Death Benefit...................................... C-PPA-28
Pay-Out Options (or Income Options)................ C-PPA-29
INCOME ANNUITIES................................... C-PPA-30
Income Payment Types............................... C-PPA-30
Minimum Size of Your Income Payment................ C-PPA-32
Allocation......................................... C-PPA-32
The Value of Your Income Payments.................. C-PPA-32
Reallocations...................................... C-PPA-33
Restrictions on Transfers.......................... C-PPA-34
Contract Fee....................................... C-PPA-36


                                                       PAGE
                                                    ---------
Charges............................................ C-PPA-36
  Insurance-Related or Separate Account Charge..... C-PPA-36
  Investment-Related Charge........................ C-PPA-37
Premium and Other Taxes............................ C-PPA-37
Free Look.......................................... C-PPA-37
GENERAL INFORMATION................................ C-PPA-37
Administration..................................... C-PPA-37
  Purchase Payments................................ C-PPA-38
  Confirming Transactions.......................... C-PPA-38
  Processing Transactions.......................... C-PPA-38
  By Telephone or Internet......................... C-PPA-39
  Telephone and Computer Systems................... C-PPA-39
  After Your Death................................. C-PPA-39
  Abandoned Property Requirements.................. C-PPA-40
  Misstatement..................................... C-PPA-40
  Cybersecurity.................................... C-PPA-40
  Third Party Requests............................. C-PPA-40
  Valuation -- Suspension of Payments.............. C-PPA-41
Advertising Performance............................ C-PPA-41
Changes to Your Deferred Annuity or Income
  Annuity.......................................... C-PPA-42
Voting Rights...................................... C-PPA-43
Who Sells the Deferred Annuities and Income
  Annuities........................................ C-PPA-43
Financial Statements............................... C-PPA-44
Your Spouse's Rights............................... C-PPA-44
When We Can Cancel Your Deferred Annuity or
  Income Annuity................................... C-PPA-44
INCOME TAXES....................................... C-PPA-45
Introduction....................................... C-PPA-45
Non-Qualified Annuity Contracts.................... C-PPA-45
Accumulation....................................... C-PPA-45
Death Benefits..................................... C-PPA-47
Taxation of Payments in Annuity Form............... C-PPA-47
Qualified Annuity Contracts........................ C-PPA-48
Required Minimum Distributions..................... C-PPA-51
Additional Information regarding IRAs.............. C-PPA-52
LEGAL PROCEEDINGS.................................. C-PPA-54
APPENDIX A: PREMIUM TAX TABLE...................... C-PPA-55
APPENDIX B: ACCUMULATION UNIT VALUES FOR EACH
  DIVISION......................................... C-PPA-56
APPENDIX C: ADDITIONAL INFORMATION REGARDING
  THE PORTFOLIOS................................... C-PPA-65
APPENDIX D: PORTFOLIO LEGAL AND MARKETING
  NAMES............................................ C-PPA-66
APPENDIX E: TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION........................ C-PPA-67



The Deferred Annuities or Income Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, supplements to the Prospectus or any supplemental sales material we authorize.




                                    C-PPA-2

                        IMPORTANT TERMS YOU SHOULD KNOW


ACCOUNT VALUE -- When You purchase a Deferred Annuity, an account is set up for You. Your Account Value is the total amount of money credited to You under your Deferred Annuity including money in the Divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE -- With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE -- The Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your Administrative Office. The telephone number to call to initiate a request is 1-800-638-7732.

ANNUITY UNIT VALUE -- With an Income Annuity or variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR) -- Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.


CONTRACT -- A Contract is the legal agreement between You and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR -- Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period. However, for the unallocated Keogh Deferred Annuity depending on underwriting and plan requirements, the first Contract Year may range from the initial three to 15 month period after the Contract is issued.


DIVISIONS -- Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to a Division, the Division purchases shares of a Portfolio (with the same name) within Brighthouse Trust I, Brighthouse Trust II or American Funds(R).

EARLY WITHDRAWAL CHARGE -- The Early Withdrawal Charge is an amount we deduct from your Account Value if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.


EXCHANGE -- In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


FREE LOOK -- You may cancel your Contract within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Account, if applicable) or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures, and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in



                                    C-PPA-3
dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative (where applicable) before submitting the form or request.

METLIFE -- MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT -- A Separate Account is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY -- An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.


YOU -- In this Prospectus, depending on the context, "You" may mean either the purchaser of the Deferred Annuity or Income Annuity, or the participant or annuitant under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for the unallocated Keogh Deferred Annuity, "You" means the trustee of the Keogh plan.


                                    C-PPA-4

                               TABLE OF EXPENSES
--------------------------------------------------------------------------------
            PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES



The following tables describe the fees and expenses You will pay when You buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges You will pay at the time You purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers/reallocations between the Divisions of your Deferred Annuity or Income Annuity. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions - See Appendix A) and other taxes which may apply.



CONTRACT OWNER TRANSACTION EXPENSES


SALES LOAD IMPOSED ON PURCHASE PAYMENTS................................................... None
EARLY WITHDRAWAL CHARGE................................................................... Up to 7%
(as a percentage of each purchase payment funding the withdrawal during the pay-in phase)(1)
EXCHANGE FEE FOR DEFERRED ANNUITIES....................................................... None
SURRENDER FEE FOR DEFERRED ANNUITIES...................................................... None
INCOME ANNUITY CONTRACT FEE............................................................... None
TRANSFER FEE.............................................................................. None

------------
1 An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within seven years of when they were credited to your Deferred Annuity. The charge on purchase payments is calculated according to the following schedule:


 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     7%
               2                     6%
               3                     5%
               4                     4%
               5                     3%
               6                     2%
               7                     1%
          Thereafter                 0%


There are times when the Early Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, each Contract Year, You may take the greater of 10% (20% under certain Deferred Annuities) of your Account Value or your purchase payments made over seven years ago free of Early Withdrawal Charges.



The second table describes the fees and expenses that You will bear periodically during the time You hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.



ANNUAL CONTRACT FEE FOR DEFERRED ANNUITIES(2).......................... None
SEPARATE ACCOUNT CHARGE(3)
(as a percentage of your average Account Value in the Separate Account)
General Administrative Expenses Charge................................. .20%
Mortality and Expense Risk Charge...................................... .75%
TOTAL SEPARATE ACCOUNT ANNUAL CHARGE(3)
Current and Maximum Guaranteed Charge:................................. .95%


2  A $20 Annual Contract Fee is imposed on money in the Fixed Interest Account.
      This fee may be waived under certain circumstances.

3 Pursuant to the terms of the Contract, our total Separate Account charge will not exceed .95% of your average balance in the Divisions for the Deferred Annuities or the amount of underlying Portfolio shares we have designated in the Divisions to generate your income payments for the Income Annuity. For purposes of presentation here, we estimated the allocation between general administrative expenses and the mortality and expense risk charge.


We are waiving 0.08% of the Separate Account Charge for the Division investing in the Brighthouse/Wellington Large Cap Research Portfolio. We are waiving an amount equal to the Portfolio expenses that are in excess 0.62% for the Division investing in the Oppenheimer Global Equity Portfolio of Trust I.


The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that You may bear periodically while You hold the Contract. Certain Portfolios


                                    C-PPA-5
may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the Portfolios of the American Funds(R), which are Class 2, and Brighthouse/Franklin Low Duration Total Return which is Class B. More details concerning the Brighthouse Trust I, Brighthouse Trust II and the American Funds(R) fees and expenses are contained in their respective prospectuses. Current prospectuses for the Portfolios can be obtained by calling 800 638-7732. Please read the prospectuses carefully before making your allocations to the Divisions.



MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES


                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.27%       1.00%

PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                               FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
-- CLASS 2
 American Funds Global Small
  Capitalization Fund.............................    0.70%     0.25%          0.04%
 American Funds Growth Fund.......................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund................    0.26%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100
  Portfolio -- Class A............................    0.07%       --           0.01%
 Brighthouse/Franklin Low Duration Total
  Return Portfolio -- Class B.....................    0.50%     0.25%          0.05%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class A...................    0.56%       --           0.02%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.61%       --           0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.55%       --           0.03%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --           0.04%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --           0.03%
 MFS(R) Research International Portfolio --
  Class A.........................................    0.69%       --           0.05%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A............................    0.65%       --           0.04%
 Oppenheimer Global Equity Portfolio --
  Class A.........................................    0.66%       --           0.04%
 PIMCO Total Return Portfolio -- Class A..........    0.48%       --           0.08%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A.........................................    0.75%       --           0.03%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A............................    0.65%       --           0.03%
BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 Baillie Gifford International Stock
  Portfolio.......................................    0.79%       --           0.06%
 BlackRock Bond Income Portfolio..................    0.33%       --           0.18%
 BlackRock Capital Appreciation Portfolio.........    0.69%       --           0.03%
 Brighthouse Asset Allocation 20 Portfolio........    0.09%       --           0.03%
 Brighthouse Asset Allocation 40 Portfolio........    0.06%       --           --
 Brighthouse Asset Allocation 60 Portfolio........    0.05%       --           --



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                           AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
-- CLASS 2
 American Funds Global Small
  Capitalization Fund.............................   --             0.99%       --            0.99%
 American Funds Growth Fund.......................   --             0.60%       --            0.60%
 American Funds Growth-Income Fund................   --             0.53%       --            0.53%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100
  Portfolio -- Class A............................ 0.67%            0.75%       --            0.75%
 Brighthouse/Franklin Low Duration Total
  Return Portfolio -- Class B.....................   --             0.80%     0.07%           0.73%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class A...................   --             0.58%     0.04%           0.54%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.66%       --            0.66%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.58%     0.02%           0.56%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.81%     0.02%           0.79%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --             0.88%     0.02%           0.86%
 MFS(R) Research International Portfolio --
  Class A.........................................   --             0.74%     0.10%           0.64%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A............................   --             0.69%     0.02%           0.67%
 Oppenheimer Global Equity Portfolio --
  Class A.........................................   --             0.70%     0.10%           0.60%
 PIMCO Total Return Portfolio -- Class A..........   --             0.56%     0.03%           0.53%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A.........................................   --             0.78%       --            0.78%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A............................   --             0.68%     0.09%           0.59%
BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 Baillie Gifford International Stock
  Portfolio.......................................   --             0.85%     0.12%           0.73%
 BlackRock Bond Income Portfolio..................   --             0.51%       --            0.51%
 BlackRock Capital Appreciation Portfolio.........   --             0.72%     0.09%           0.63%
 Brighthouse Asset Allocation 20 Portfolio........ 0.57%            0.69%     0.02%           0.67%
 Brighthouse Asset Allocation 40 Portfolio........ 0.59%            0.65%       --            0.65%
 Brighthouse Asset Allocation 60 Portfolio........ 0.61%            0.66%       --            0.66%


                                     C-PPA-6

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 Brighthouse Asset Allocation 80 Portfolio......    0.05%          --        0.01%
 Brighthouse/Artisan Mid Cap Value
  Portfolio.....................................    0.82%          --        0.03%
 Brighthouse/Wellington Balanced
  Portfolio.....................................    0.46%          --        0.08%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio.......................    0.70%          --        0.02%
 Frontier Mid Cap Growth Portfolio..............    0.71%          --        0.04%
 Jennison Growth Portfolio......................    0.60%          --        0.02%
 Loomis Sayles Small Cap Core Portfolio.........    0.90%          --        0.07%
 Loomis Sayles Small Cap Growth Portfolio.......    0.90%          --        0.07%
 MetLife Aggregate Bond Index Portfolio.........    0.25%          --        0.03%
 MetLife Mid Cap Stock Index Portfolio..........    0.25%          --        0.04%
 MetLife MSCI EAFE(R) Index Portfolio...........    0.30%          --        0.07%
 MetLife Russell 2000(R) Index Portfolio........    0.25%          --        0.06%
 MetLife Stock Index Portfolio..................    0.25%          --        0.02%
 MFS(R) Total Return Portfolio..................    0.56%          --        0.05%
 MFS(R) Value Portfolio.........................    0.62%          --        0.02%
 Neuberger Berman Genesis Portfolio.............    0.81%          --        0.04%
 T. Rowe Price Large Cap Growth Portfolio.......    0.60%          --        0.02%
 T. Rowe Price Small Cap Growth Portfolio.......    0.47%          --        0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio.......................    0.56%          --        0.04%
 Western Asset Management
  U.S. Government Portfolio.....................    0.47%          --        0.02%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                         AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 Brighthouse Asset Allocation 80 Portfolio...... 0.64%            0.70%       --              0.70%
 Brighthouse/Artisan Mid Cap Value
  Portfolio.....................................   --             0.85%     0.05%             0.80%
 Brighthouse/Wellington Balanced
  Portfolio.....................................   --             0.54%       --              0.54%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio.......................   --             0.72%     0.11%             0.61%
 Frontier Mid Cap Growth Portfolio..............   --             0.75%     0.02%             0.73%
 Jennison Growth Portfolio......................   --             0.62%     0.08%             0.54%
 Loomis Sayles Small Cap Core Portfolio......... 0.03%            1.00%     0.08%             0.92%
 Loomis Sayles Small Cap Growth Portfolio.......   --             0.97%     0.09%             0.88%
 MetLife Aggregate Bond Index Portfolio.........   --             0.28%     0.01%             0.27%
 MetLife Mid Cap Stock Index Portfolio.......... 0.01%            0.30%       --              0.30%
 MetLife MSCI EAFE(R) Index Portfolio........... 0.01%            0.38%       --              0.38%
 MetLife Russell 2000(R) Index Portfolio........ 0.01%            0.32%       --              0.32%
 MetLife Stock Index Portfolio..................   --             0.27%     0.01%             0.26%
 MFS(R) Total Return Portfolio..................   --             0.61%       --              0.61%
 MFS(R) Value Portfolio.........................   --             0.64%     0.06%             0.58%
 Neuberger Berman Genesis Portfolio.............   --             0.85%     0.01%             0.84%
 T. Rowe Price Large Cap Growth Portfolio.......   --             0.62%     0.05%             0.57%
 T. Rowe Price Small Cap Growth Portfolio.......   --             0.50%       --              0.50%
 Western Asset Management Strategic Bond
  Opportunities Portfolio.......................   --             0.60%     0.06%             0.54%
 Western Asset Management
  U.S. Government Portfolio.....................   --             0.49%     0.01%             0.48%



The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from April 30, 2018 through April 30, 2019. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios' prospectuses for additional information regarding these arrangements.


Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES

The examples are intended to help You compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the Contract Owner Transaction Expenses (described in the first table), the Separate Account Annual Charge and other costs You bear while You hold the Deferred Annuity or Income Annuity (described in the second table) and the Total Annual Portfolio Operating Expenses (described in the third table).


EXAMPLE 1.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;


   o your Deferred Annuity permits You to withdraw 10% of your Account Value free from Early Withdrawal Charges each Contract Year;



                                    C-PPA-7

   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   there is a maximum Separate Account charge of 0.95%;

   o   the underlying Portfolio earns a 5% annual return; and

   o You fully surrender your Deferred Annuity with applicable Early Withdrawal Charges deducted.


                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $895      $1,003      $1,276      $2,241
Minimum........     $822      $  780      $  898      $1,450

EXAMPLE 2.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;


   o your Deferred Annuity permits You to withdraw 20% of your Account Value free from Early Withdrawal Charges each Contract Year;


   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   there is a maximum Separate Account charge of 0.95%;

   o   the underlying Portfolio earns a 5% annual return; and

   o You fully surrender your Deferred Annuity with applicable Early Withdrawal Charges deducted.




                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $895      $1,003      $1,276      $2,241
Minimum........     $822      $  780      $  898      $1,450

EXAMPLE 3.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   there is a maximum Separate Account charge of 0.95%;

   o   the underlying Portfolio earns a 5% annual return; and

   o You annuitize (elect a pay-out option under your Deferred Annuity under which You receive income payments over your lifetime or for a period of at least 5 full years) or do not surrender your Deferred Annuity. (No Early Withdrawal Charges are deducted.)


                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $195        $603      $1,036      $2,241
Minimum........     $122        $380      $  658      $1,450


                                    C-PPA-8

                            ACCUMULATION UNIT VALUES

--------------------------------------------------------------------------------

                               FOR EACH DIVISION

--------------------------------------------------------------------------------
See Appendix B.


                                    C-PPA-9

                                    METLIFE
--------------------------------------------------------------------------------

Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a $270.2 billion general account portfolio invested primarily in investment grade corporate bonds, structured finance securities, mortgage loans and U.S. Treasury and agency securities, as well as real estate and corporate equity, at December 31, 2017. The Company was incorporated under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York NY 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc.




                      METROPOLITAN LIFE SEPARATE ACCOUNT E
--------------------------------------------------------------------------------

We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments and are not guaranteed by our parent company, MetLife, Inc., or by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While MetLife does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.




                               VARIABLE ANNUITIES
--------------------------------------------------------------------------------

There are two types of variable annuities described in this Prospectus:
Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the Divisions You choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus. The Prospectus describes the material features of the Deferred Annuities and the Income Annuities.


The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment company under the 1940 Act. Income Annuities and the variable pay-out options under the Deferred Annuities have a


                                    C-PPA-10
fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed annuity payments are subject to our financial strength and claims-paying ability.


The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to employers, associations, trusts or other groups for their employees, members or participants.


A DEFERRED ANNUITY


You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All individual retirement plan(s) ("IRA(s)") and Keoghs receive tax deferral under the Internal Revenue Code ("Code"). There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity in an IRA or Keogh such as the availability of a guaranteed income for life or the death benefit.


NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If a non-natural person, such as a trust, is the Owner of a non-qualified Deferred Annuity, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a beneficiary under the Deferred Annuity will generally, eliminate the beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Deferred Annuity and the living (if any) and/or death benefits.


A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when You either take all of your money out of the account or You elect "income" payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."


We no longer make this Deferred Annuity available, however, current Contract Owners may continue to make additional purchase payments, and new participants may enroll under any issued group Contract.



AN INCOME ANNUITY

An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments You receive will depend on such things as the income payment type You choose, your investment choices and the amount of your purchase payment.

The Income Annuities are no longer available.



                            YOUR INVESTMENT CHOICES
--------------------------------------------------------------------------------

Brighthouse Trust I, Brighthouse Trust II and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the Divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds(R) Portfolios, which are Class 2, and Brighthouse/Franklin Low Duration Total Return Portfolio which is Class B.

The investment choices are listed in alphabetical order below (based upon the Portfolio's legal names). (See Appendix D -- "Portfolio Legal and Marketing Names.") The Divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the



                                    C-PPA-11

Portfolio. While the Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. The degree of investment risk You assume will depend on the Divisions You choose. Since your Account Value or income payments are subject to the risks associated with investing in stocks and bonds, your Account Value and/or variable income payments based on amounts allocated to the Divisions may go down as well as up.


Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 1 800-638-7732 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment manager and any sub-investment manager.



                PORTFOLIO                           INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------------- ---------------------------------------- ------------------------------------------
AMERICAN FUNDS(R)
American Funds Global Small               Seeks long-term growth of capital.       Capital Research and Management
 Capitalization Fund                                                               Companysm
American Funds Growth Fund                Seeks growth of capital.                 Capital Research and Management
                                                                                   Companysm
American Funds Growth-Income              Seeks long-term growth of capital and    Capital Research and Management
 Fund                                     income.                                  Companysm
BRIGHTHOUSE FUNDS TRUST I
Brighthouse Asset Allocation 100          Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Franklin Low Duration         Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
 Total Return Portfolio                   while seeking preservation of            Subadviser: Franklin Advisers, Inc.
                                          shareholders' capital.
Brighthouse/Wellington Large Cap          Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Research Portfolio                                                                Subadviser: Wellington Management
                                                                                   Company LLP
Clarion Global Real Estate Portfolio      Seeks total return through investment    Brighthouse Investment Advisers, LLC
                                          in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                          both capital appreciation and current    LLC
                                          income.
ClearBridge Aggressive Growth             Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: ClearBridge Investments,
                                                                                   LLC
Harris Oakmark International              Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Harris Associates L.P.
Invesco Small Cap Growth Portfolio        Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Invesco Advisers, Inc.
MFS(R) Research International Portfolio   Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Massachusetts Financial
                                                                                   Services Company
Morgan Stanley Mid Cap Growth             Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Morgan Stanley
                                                                                   Investment Management Inc.
Oppenheimer Global Equity Portfolio       Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: OppenheimerFunds, Inc.


                                    C-PPA-12

              PORTFOLIO                          INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
------------------------------------- ----------------------------------------- ------------------------------------------
PIMCO Total Return Portfolio          Seeks maximum total return,               Brighthouse Investment Advisers, LLC
                                      consistent with the preservation of       Subadviser: Pacific Investment
                                      capital and prudent investment            Management Company LLC
                                      management.
T. Rowe Price Mid Cap Growth          Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                      Subadviser: T. Rowe Price Associates,
                                                                                Inc.
Victory Sycamore Mid Cap Value        Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio                            equity securities of mid-sized            Subadviser: Victory Capital
                                      companies.                                Management Inc.
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock   Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                      Subadviser: Baillie Gifford Overseas
                                                                                Limited
BlackRock Bond Income Portfolio       Seeks a competitive total return          Brighthouse Investment Advisers, LLC
                                      primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                      fixed-income securities.
BlackRock Capital Appreciation        Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                      Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20       Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Portfolio                            with growth of capital as a secondary
                                      objective.
Brighthouse Asset Allocation 40       Seeks high total return in the form of    Brighthouse Investment Advisers, LLC
 Portfolio                            income and growth of capital, with a
                                      greater emphasis on income.
Brighthouse Asset Allocation 60       Seeks a balance between a high level      Brighthouse Investment Advisers, LLC
 Portfolio                            of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
Brighthouse Asset Allocation 80       Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Artisan Mid Cap Value     Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                      Subadviser: Artisan Partners Limited
                                                                                Partnership
Brighthouse/Wellington Balanced       Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio                            with some current income.                 Subadviser: Wellington Management
                                                                                Company LLP
Brighthouse/Wellington Core Equity    Seeks to provide a growing stream of      Brighthouse Investment Advisers, LLC
 Opportunities Portfolio              income over time and, secondarily,        Subadviser: Wellington Management
                                      long-term capital appreciation and        Company LLP
                                      current income.
Frontier Mid Cap Growth Portfolio     Seeks maximum capital appreciation.       Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Frontier Capital
                                                                                Management Company, LLC
Jennison Growth Portfolio             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core          Seeks long-term capital growth from       Brighthouse Investment Advisers, LLC
 Portfolio                            investments in common stocks or           Subadviser: Loomis, Sayles &
                                      other equity securities.                  Company, L.P.


                                    C-PPA-13

                PORTFOLIO                            INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------------- ----------------------------------------- ------------------------------------------
Loomis Sayles Small Cap Growth            Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Loomis, Sayles &
                                                                                    Company, L.P.
MetLife Aggregate Bond Index              Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio                                Bloomberg Barclays U.S. Aggregate         Subadviser: MetLife Investment
                                          Bond Index.                               Advisors, LLC
MetLife Mid Cap Stock Index               Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio                                Standard & Poor's MidCap 400(R)           Subadviser: MetLife Investment
                                          Composite Stock Price Index.              Advisors, LLC
MetLife MSCI EAFE(R) Index Portfolio      Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
                                          MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                    Advisors, LLC
MetLife Russell 2000(R) Index Portfolio   Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
                                          Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                    Advisors, LLC
MetLife Stock Index Portfolio             Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
                                          Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                          Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio             Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                          investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio                    Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis Portfolio        Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
                                          principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth            Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth            Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic        Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio             consistent with preservation of           Subadviser: Western Asset
                                          capital.                                  Management Company
Western Asset Management                  Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio                consistent with preservation of capital   Subadviser: Western Asset
                                          and maintenance of liquidity.             Management Company

Certain Portfolios have been subject to a change. Please see Appendix C --"Additional Information Regarding the Portfolios."


INVESTMENT CHOICES WHICH ARE FUND OF FUNDS


The following Portfolios available within Brighthouse Trust I and Brighthouse Trust II are "fund of funds":


Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio

                                    C-PPA-14

"Fund of funds" Portfolios invest substantially all of their assets in other portfolios. Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the fund of funds Portfolios, if such underlying portfolios are available under the Contract. However, only some of the underlying portfolios are available under the Contract.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS



Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The Contract or other correspondence we provide You will indicate the Divisions that are available to You. Your investment choices may be limited because:

   o Your employer, association or other group contract holder limits the available Divisions.

   o   We have restricted the available Divisions.

   o   Some of the Divisions are not approved in your state.

The Divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of Brighthouse Trust I, Brighthouse Trust II or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of Brighthouse Trust I, Brighthouse Trust II and American Funds(R) Portfolios are made available only through various insurance company annuities and life insurance policies.

Brighthouse Trust I, Brighthouse Trust II and American Funds(R) are each a "series" type fund registered with the SEC as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of Brighthouse Trust I and Brighthouse Trust II pay Brighthouse Investment Advisers, LLC a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for Brighthouse Trust I, Brighthouse Trust II and American Funds(R).



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS


An investment manager or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") where MetLife, Inc. retained an ownership interest of 19.2% non-voting common stock outstanding of Brighthouse Financial, Inc. Brighthouse subsidiaries include Brighthouse Investment Advisers, LLC, which serves as the investment adviser for the Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and Our affiliated companies



                                    C-PPA-15
have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby we receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. As of December 31, 2017, approximately 85% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.


Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in each Portfolio's prospectus. (See the Fee Table and "Who Sells the Deferred Annuities and Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment return.


PORTFOLIO SELECTION


We select the Portfolios offered through the Contracts based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment manager are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.




                               DEFERRED ANNUITIES
--------------------------------------------------------------------------------
This Prospectus describes the following Deferred Annuities under which You can accumulate money:

o    Non-Qualified
o    Traditional IRA (Individual Retirement Annuities)

o    Roth IRAs (Roth Individual Retirement Annuities)
o    Unallocated Keogh

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:


   o Allocated (your Account Value records are kept for You as an individual); or

   o Unallocated (Account Value records are kept for a plan or group as a whole).



THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN


If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Value. We may rely on your employer's or plan administrator's statements to us as to the terms of



                                    C-PPA-16
the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how You may be affected.


AUTOMATED INVESTMENT STRATEGIES


There are five automated investment strategies available to You. We created these investment strategies to help You manage your money. You decide if one is appropriate for You based upon your risk tolerance and savings goals. These investment strategies are available to You without any additional charges. However, the investment strategies are not available for the unallocated to Keogh Deferred Annuities. As with any investment program, no strategy can guarantee a gain -- You can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.


THE EQUITY GENERATOR(R): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division, based on your selection. If your Fixed Interest Account Value at the time of a scheduled transfer is zero, this strategy is automatically discontinued.


As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and You never request allocation changes or transfers, You will not pay more in Early Withdrawal Charges than your Contract earns. Early Withdrawal Charges may be taken from any of your earnings.


THE EQUALIZERSM: You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. Each quarter, amounts are transferred between the Fixed Interest Account and your chosen Division to make the value of each equal. For example, if You choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(R): You select a specific asset allocation for your entire Account Value from among the Divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Value in each option back to your original allocation. In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.

THE INDEX SELECTOR(R): You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account Value is allocated among the MetLife Aggregate Bond Index, MetLife Stock Index, MetLife MSCI EAFE(R) Index, MetLife Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account. Each quarter, the percentage in each of these Divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the Divisions and the Fixed Interest Account.

In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.


We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.


The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative (where applicable).


You may choose another Index Selector(R) strategy or terminate your Index Selector(R) strategy at any time. If You choose another Index Selector(R) strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to select the Index Selector(R) strategy again, You must select from the asset allocation models available at that time.


THE ALLOCATORSM: Each month, a dollar amount You choose is transferred from the Fixed Interest Account to any of the Divisions You choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account Value is exhausted, this strategy is automatically discontinued.



                                    C-PPA-17

The Equity Generator(R) and the Allocator(SM) are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You wish to continue the strategy through periods of fluctuating prices.

We will terminate all transactions under any automated investment strategy upon notification of your death.


PURCHASE PAYMENTS

There is no minimum purchase payment except for the unallocated Keogh Deferred Annuity. If You have an unallocated Keogh Deferred Annuity, each purchase payment must be at least $2,000. In addition, your total purchase payments must be at least $15,000 for your first Contract Year and $5,000 for each subsequent Contract Year.

You may continue to make purchase payments while You receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, debit authorization, salary reduction or salary deduction. You may make purchase payments to your Deferred Annuity whenever You choose, up to the date You begin receiving payments from a pay-out option.


ALLOCATION OF PURCHASE PAYMENTS


You decide how your money is allocated among the Fixed Interest Account and the Divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

If You choose to make an allocation to the asset allocation Divisions with your initial purchase payment, 100% of your allocation to the investment choices must be to only one of the asset allocation Divisions. After the initial purchase payment has been made, You may allocate subsequent purchase payments or make transfers from any asset allocation Division to any investment choice or to one or more of the asset allocation Divisions. We reserve the right to make certain changes to the Divisions. (See "Your Investment Choices -- Portfolio Selection.")



AUTOMATED PURCHASE PAYMENTS

If You purchase a Non-Qualified Deferred Annuity, You may elect to have purchase payments made automatically. With "automatic payroll deduction" your employer deducts an amount from your salary and makes the purchase payment for You. With purchase payments through debit authorization your bank deducts money from your bank account and makes the purchase payment for You.


LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

   o   Federal tax laws;

   o Our right to limit the total of your purchase payments to $1,000,000. For the unallocated Keogh Deferred Annuity, we limit purchase payments to $5,000,000 per year. We may change the maximum by telling You in writing at least 90 days in advance;

   o Regulatory requirements. For example, if You reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after You have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to You after You turn age 60; or after You turn age 63, if the Deferred Annuity was issued before You were age 61;

   o Retirement, for certain Deferred Annuities. You may no longer make purchase payments if You retire;

   o   Leaving your job (for the unallocated Keogh Deferred Annuity); and

   o   Receiving systematic termination payments (described later).

                                    C-PPA-18

THE VALUE OF YOUR INVESTMENT


Accumulation Units are credited to You when You make purchase payments or transfers into a Division. When You withdraw or transfer money from a Division, Accumulation Units are liquidated. We determine the number of Accumulation Units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each Division:


   o First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

   o Finally, we multiply the previous Accumulation Unit Value by this result.


EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS


Assume You make a purchase payment of $500 into one Division and that Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 Accumulation Units.




  $500
------
          =   50 Accumulation Units
   $10


CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

           $10.00 x .95 = $9.50 is the new Accumulation Unit Value


TRANSFERS


You may make tax-free transfers between Divisions or between the Divisions and the Fixed Interest Account. Some restrictions may apply to transfers from the Fixed Interest Account to the Divisions. For us to process a transfer, You must tell us:


   o   The percentage or dollar amount of the transfer;


   o The Divisions (or Fixed Interest Account) from which You want the money to be transferred;

   o The Divisions (or Fixed Interest Account) to which You want the money to be transferred; and


   o Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.


For additional transfer restrictions (see "General Information -- Valuation -- Suspension of Payments").


WE MAY REQUIRE YOU TO:

   o   Use our forms;

                                    C-PPA-19

   o Maintain a minimum Account Value (if the transfer is in connection with an automated investment strategy); or


   o Transfer a minimum amount if the transfer is in connection with the Allocator.


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios. In addition, as described below, we intend to treat all American Funds(R) as Monitored Portfolios. We monitor transfer/reallocation activity in the following Monitored Portfolios:


     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds portfolio to be submitted with an original


                                    C-PPA-20
signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying



                                    C-PPA-21

Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some Portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



ACCESS TO YOUR MONEY



You may withdraw either all or part of your Account Value from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Value, if less). To process your request, we need the following information:


   o   The percentage or dollar amount of the withdrawal; and


   o The Divisions (or Fixed Interest Account) from which You want the money to be withdrawn.


Your withdrawal may be subject to income taxes, tax penalties and Early Withdrawal Charges.

Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


You may submit a written withdrawal request, which must be received at your Administrative Office on or before the date the pay-out phase begins, that indicates that the withdrawal should be processed as of the date the pay-out phase begins, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit Value calculated as of the date the pay-out phase begins.



SYSTEMATIC WITHDRAWAL PROGRAM


You may choose to automatically withdraw a specific dollar amount or a percentage of your Account Value each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Early Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Value will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments You would receive from a Deferred Annuity pay-out option or under an Income Annuity.

If You elect to withdraw a dollar amount, we will pay You the same dollar amount each Contract Year. If You elect to withdraw a percentage of your Account Value, each Contract Year, we recalculate the amount You will receive based on your new Account Value.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Divisions in which You have an Account Value.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If You choose to receive a percentage of your Account Value, we will determine the amount payable on the date these payments begin. When You first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if You select to receive payments on a monthly basis with the percentage of your Account Value You request equaling $12,000, and there are six months left in the Contract Year, we will pay You $2,000 a month.



                                    C-PPA-22

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay You over the Contract Year either the amount that You chose or an amount equal to the percentage of your Account Value You chose. For example, if You select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Value equals $12,000 at the start of a Contract Year, we will pay You $1,000 a month.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Divisions in which You then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in Good Order at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should request payment by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month on the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made at any time. If You make any of these changes, we will treat your request as though You were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at your Administrative Office at least 30 days in advance.

Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us at your Administrative Office. We will also terminate your participation in the program upon notification of your death.

Systematic Withdrawal Program payments may be subject to an Early Withdrawal Charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When You first elect the program, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the Early Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.



MINIMUM DISTRIBUTION


In order for You to comply with certain tax law provisions, You may be required to take money out of your Deferred Annuity. Rather than receiving your required minimum distribution in one annual lump-sum payment, You may request that we pay it to You in installments throughout the calendar year. However, we may require that You maintain a certain Account Value at the time You request these payments. We will terminate your participation in the program upon notification of your death.



ANNUAL CONTRACT FEE



There is no Separate Account Annual Contract Fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year. if your Account Value is less than a certain amount



CHARGES



There are two types of charges You pay while You have money in a Division:


   o   Insurance-related charge (or Separate Account charge), and

   o   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Early Withdrawal Charge may not fully cover all of the sales and deduction expenses actually


                                    C-PPA-23
incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Contract charges.


The Separate Account charge You pay will not reduce the number of Accumulation Units credited to You. Instead, we deduct the charge as part of the calculation of the Accumulation Unit Value.



INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 0.95% annually of the average value of the amount You have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity. MetLife guarantees that the Separate Account insurance-related charge will not increase while You have this Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.


The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your "pay-in" phase is larger than your Account Value. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).



INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Deferred Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on which Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES


Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Values and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Values or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.


Premium taxes, if applicable, depend on the Deferred Annuity You purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Value, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


We reserve the right to deduct from the Deferred Annuity for any income taxes which we incur becuase of the Deferred Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Deferred Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Deferred Annuity, and in that event we may deduct such tax from the Deferred Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.


EARLY WITHDRAWAL CHARGES

An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within seven years of when they were credited to your Deferred Annuity. The Early Withdrawal Charge does not apply in certain situations or upon


                                    C-PPA-24
the occurrence of certain events or circumstances. To determine the Early Withdrawal Charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or Divisions from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an Early Withdrawal Charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the Early Withdrawal Charge, we will then withdraw it from the Fixed Interest Account and the Divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. However, if the Early Withdrawal Charge is greater than the available purchase payments, then we will take the Early Withdrawal Charges, in whole or in part, from your earnings.

For partial withdrawals, the Early Withdrawal Charge is determined by dividing the amount that is subject to the Early Withdrawal Charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the Early Withdrawal Charge. We will treat your request as a request for a full withdrawal if your Account Value is not sufficient to pay both the requested withdrawal and the Early Withdrawal Charge.


For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an Early Withdrawal Charge and pay You the rest.

The Early Withdrawal Charge on purchase payments withdrawn is as follows:


 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     7%
               2                     6%
               3                     5%
               4                     4%
               5                     3%
               6                     2%
               7                     1%
           8 & Later                 0%

Early Withdrawal Charges may be waived for certain Deferred Annuities because we have reduced sales costs associated with them.

The Early Withdrawal Charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of Early Withdrawal Charges we collect. However, we believe that our sales costs may exceed the Early Withdrawal Charges we collect. If so, we will pay the difference out of our general profits.


WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge You the Early Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet one of the conditions listed below.

You do not pay an Early Withdrawal Charge:


   o   On transfers You make among the Divisions or to the Fixed Interest
       Account.


   o   On withdrawals of purchase payments You made over seven years ago.

   o If You choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

   o If You die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.


   o If your Contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the Contract, that portion of the Account Value that equals the "step up" portion of the death benefit.


   o If You withdraw the permitted free withdrawal each Contract Year. This total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time You make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these


                                    C-PPA-25
       percentages exceeds the specified percentage will You have to pay Early Withdrawal Charges. For the unallocated Keogh and other Deferred Annuities, generally You are allowed to take the "free withdrawal" on top of any other withdrawals which are otherwise exempt from the Early Withdrawal Charge. This is not true if your other withdrawals are in connection with a systematic termination or purchase payments made over seven years ago.


The percentage of your Account Value You are permitted without an Early Withdrawal Charge is for:


       o   Unallocated Keogh Deferred Annuity, 20%.


       o Non-Qualified and IRA Deferred Annuities (depending on the Contract's terms), either 10% of your Account Value or 10% of your Fixed Interest Account Value only.


   o If the withdrawal is required for You to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if You have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Code.

   o Except for the unallocated Keogh Deferred Annuity, if your Contract provides for this, and except in the state of Massachusetts, on your first withdrawal to which an Early Withdrawal Charge would otherwise apply, and either You or your spouse:

       o Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or

       o Is diagnosed with a terminal illness and not expected to live more than a year.


   o Systematic Termination. For unallocated Keogh Deferred Annuities You may withdraw your total Account Value without an Early Withdrawal Charge when the Account Value is paid in annual installments based on the following percentages of your Account Value for that year's withdrawal:



 CONTRACT YEAR     PERCENTAGE
---------------   -----------
       1*             20%
       2              25%
       3            33 1/3%
       4              50%
       5           remainder

------------
*     Less that Contract Year's withdrawals.


       Any money You withdraw in excess of these percentages in any Contract Year will be subject to Early Withdrawal Charges. You may stop the systematic termination of the Contract. If You ask to restart systematic termination, You begin at the beginning of the schedule listed above.

   o For the unallocated Keogh Deferred Annuity, if You are disabled and request a total withdrawal. Disability is defined in the Federal Social Security Act. If the Deferred Annuity is issued in connection with your retirement plan which is subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and if your plan document defines disability, your plan's definition governs.

   o   If You retire:

       o For the unallocated Keogh Deferred Annuity, if your plan defines retirement and You retire under that definition. If You are a "restricted" participant, according to the terms of the Deferred Annuity, You must have participated in the Deferred Annuity for the time stated in the Contract.

       o For certain Non-Qualified Deferred Annuities, if You retire from the employer and for certain others if You retire and receive retirement benefits from your employer's qualified plan.

       o   For certain IRA Deferred Annuities, if You retire from the employer.

   o   If You leave your job:

       o For the unallocated Keogh Deferred Annuity, if You are a "restricted" participant, according to the terms of the Deferred Annuity, You must have participated in the Deferred Annuity for the time stated in the Contract.


                                    C-PPA-26

       o For certain Non-Qualified Deferred Annuities, if You retire from your employer or, for certain others, if You leave your job and receive retirement benefits.

       o For certain IRA Deferred Annuities, if You leave your job with your employer.


   o For the unallocated Keogh Deferred Annuity, if your plan terminates and the Account Value is transferred into another annuity contract we issue.


   o For the unallocated Keogh Deferred Annuity, if You suffer from an unforeseen hardship.


   o For unallocated Keogh Deferred Annuity, if You make a direct transfer to another investment vehicle we have preapproved. If You are a "restricted" participant, according to the terms of the Deferred Annuity, You also must roll over your Account Value to a MetLife IRA within 120 days after You are eligible to receive a plan distribution.


   o If permitted in your state, for the unallocated Keogh Deferred Annuity, if you make a direct transfer to another funding option or annuity contract issued by us or one of our affiliates and we agree.

   o If You have transferred money which is not subject to a withdrawal charge (because You have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.


WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If You transferred money from certain eligible MetLife contracts into a Deferred Annuity, You may have different Early Withdrawal Charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.

   o   Amounts transferred before January 1, 1996:

       We credit your transfer amounts with the time You held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges (determined as previously described) for transferred amounts from your original
       Contract:


 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     5%
               2                     4%
               3                     3%
               4                     2%
               5                     1%
         6 and Beyond                0%

   o   Amounts transferred on or after January 1, 1996:

       o For certain Contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original Contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges for transferred amounts from your original
           Contract:


 AFTER THE TRANSFER     PERCENTAGE
--------------------   -----------
          1                5%
          2                4%
          3                3%
          4                2%
          5                1%
    6 and Beyond           0%

       o If we issued the other Contract less than two years before the date of the transfer or it has a separate

                                    C-PPA-27
           withdrawal charge for each purchase payment, we treat your purchase payments under the other Contract as if they were made under the Deferred Annuity as of the date we received them under that Contract.

   o Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time You held them under your original Contract.


DIVORCE. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.



FREE LOOK



You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).



DEATH BENEFIT


One of the insurance guarantees we provide You under your Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies) under the Non-Qualified and IRA Deferred Annuities. If You die during the pay-in phase, the death benefit the beneficiary receives will be the greatest of:


   o   Your Account Value;



   o Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or


   o The total of all of your purchase payments less any partial withdrawals (including any applicable Early Withdrawal Charge).

The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method.


Until the beneficiary (or each beneficiary if there are multiple beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk.

Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Value in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions until each of the other beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take the payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.


                                    C-PPA-28

If permitted in the Contract, if the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities and continue the Contract under the terms and conditions of the Contract that applied prior to the Owner's death, with certain exceptions described in the Contract. In that case, the Account Value will be reset to equal the death benefit on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in a Division and the Fixed Interest Account as each bears to the total Account Value.) If the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Value as of December 31 following the end of the fifth Contract Year and every other five-year period, are reset on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable Early Withdrawal Charges will be assessed against future withdrawals.

Your beneficiary may also continue the Traditional IRA Deferred Annuity in your name. In that case the Account Value is reset to equal the death benefit on the date the beneficiary submits the necessary documentation in Good Order (any additional amounts added to the Account Value will be allocated in the same proportions to each value in a Division and the Fixed Interest Account as each bears to the total Account Value). There is no second death benefit payable upon the death of the beneficiary. Your beneficiary may not make additional purchase payments; he or she is permitted to make transfers. Your beneficiary will not bear any Early Withdrawal Charges. There is no death benefit after the pay-out phase begins, however, depending on the pay-out option you select, any remaining guarantee will be paid to your beneficiary.



TOTAL CONTROL ACCOUNT

The beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


PAY-OUT OPTIONS (OR INCOME OPTIONS)


You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Value (less any premium taxes and applicable Contract fees), then we apply the net amount to the option. (See "Income Taxes" for a discussion of partial annuitization.) You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. We are currently waiving this fee. The variable pay-out option may not be available in all states.


When considering a pay-out option, You should think about whether You want:

   o Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

   o   A fixed dollar payment or a variable payment; and

   o   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity


                                    C-PPA-29

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will determine when your income payments start and the frequency with which You will receive your income payments. If You do not tell us otherwise, your Fixed Interest Account Value will be used to provide a Fixed Income Option and your Separate Account Value will be used to provide a variable pay-out income option.


You can change or extend the date income payments begin at any time before the date specified in the Contract with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.

Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase.



                                INCOME ANNUITIES
--------------------------------------------------------------------------------

Income Annuities provide You with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, You may receive your payments on a monthly, quarterly, semi-annual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that You begin receiving payments immediately or You can apply the Account Value of your Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, You may defer receiving payments from us for one year after You have purchased an immediate annuity. You bear any investment risk during any deferral period. We no longer offer the Income Annuity.


We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If You annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

Using proceeds from the following types of arrangements, You may purchase Income Annuities to receive immediate payments:

o    Non-Qualified
o    Unallocated Keogh

o    Roth IRAs
o    Traditional IRAs

If You have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how You may be affected.


INCOME PAYMENT TYPES

Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when You decide to take a pay-out option or at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

   o Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

   o Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.


   o Beneficiary: the person who receives continuing payments/or a lump sum payment if the Owner dies.


Many times, the Owner and the Annuitant are the same person.

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When deciding how to receive income, consider:

   o   The amount of income You need;

   o   The amount You expect to receive from other sources;

   o   The growth potential of other investments; and

   o   How long You would like your income to last.


Your income payment amount will depend in large part on the type of income payment You choose. For example, if You select a "Lifetime Income Annuity for Two," your payments will typically be lower than if You select a "Lifetime Income Annuity." Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or Joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger. Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than those guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. Tax rules with respect to decedent Contracts may prohibit election of Lifetime Income for Two income types and/or may also prohibit payments for as long as the Owner's life in certain circumstances. The terms of your Contract will determine when your income payments start and the frequency with which You will receive your income payments. When You select an income type, it will apply to both fixed income payments and variable income payments.


We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations.

The following income payment types are available:


LIFETIME INCOME ANNUITY: A variable income that is paid as long as the Annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Owner of the annuity (or the beneficiary, if the Owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the Annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the Annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the Annuitant dies before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two Annuitants is living. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Owner of the annuity (or the beneficiary, if the Owner dies during the guarantee period) until the end of the guaranteed period. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either Annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one



                                    C-PPA-31

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Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both Annuitants die before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a Contract with this income payment type. If the Owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.



MINIMUM SIZE OF YOUR INCOME PAYMENT


Your initial income payment must be at least $50. If You live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to provide this minimum initial income payment.


ALLOCATION



You decide what portion of your income payment is allocated among the Fixed Income Option and the Divisions.



THE VALUE OF YOUR INCOME PAYMENTS


AMOUNT OF INCOME PAYMENTS


Variable income payments from a Division will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains fixed for the duration of the Contract if no reallocations are made.


The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.


Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then-current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the Annuitant that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the Owner will be given the benefit of the higher rates.



ANNUITY UNITS


Annuity Units are credited to You when You make a purchase payment or make a reallocation into a Division. Before we determine the number of Annuity Units to credit to You, we reduce a purchase payment (but not a reallocation) by any premium taxes and the Contract fee, if applicable. We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to a Division) by the Annuity Unit Value on the date of the transaction. The result is the number of Annuity Units credited for that Division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When You reallocate an income payment from a Division, Annuity Units supporting that portion of your income payment in that Division are liquidated.



AIR


Your income payments are determined by using the AIR to benchmark the investment experience of the Divisions You select. We currently offer a 3% and 4% AIR. Certain states may require a different AIR or a cap on what AIR may be chosen. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase



                                    C-PPA-32

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approximately in proportion to the amount by which the investment experience
(for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Divisions.


The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.


The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.



VALUATION


This is how we calculate the Annuity Unit Value for each Division:


   o First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

   o Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

   o   Finally, we multiply the previous Annuity Unit Value by this result.


REALLOCATIONS


You may make reallocations among the Divisions or from the Divisions to the Fixed Income Option. Once You reallocate your income payment into the Fixed Income Option You may not later reallocate amounts from the Fixed Income Option to the Divisions. If You reside in certain states You may be limited to four options (including the Fixed Interest Option).

Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the Divisions or other funds to generate your income payments.


Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange on that business day. All other reallocation requests in Good Order will be processed on the next business day.

For us to process a reallocation, You must tell us:

   o   The percentage of the income payment to be reallocated;


   o   The Divisions from which You want the income payment to be reallocated;
       and



   o The Divisions or Fixed Income Option (and the percentages allocated to each) to which You want the income payment to be reallocated.

When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.



                                    C-PPA-33

   o First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;


   o Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

   o Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation; and

   o Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.


When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.


You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:


   o Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 + ($125 - $100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)



   o Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will also be made to the number of Annuity Units in both Divisions as well.)



RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios. In addition, as described below, we intend to treat all American Funds(R) as Monitored Portfolios. We monitor transfer/reallocation activity in the following Monitored Portfolios:


     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio

                                    C-PPA-34

     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their Portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract



                                    C-PPA-35

Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



CONTRACT FEE

There is no Contract fee under the Income Annuities.


CHARGES


There are two types of charges You pay if You allocate any of your income payment to the Divisions:


   o   Insurance-related charge (or Separate Account charge); and

   o   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain Contract charges.


The Separate Account charge You pay will not reduce the number of Annuity Units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.



INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 0.95% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

                                    C-PPA-36

The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).


INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Income Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on the Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when You make the purchase payment.

Premium taxes, if applicable, depend on the Income Annuity You purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

We reserve the right to deduct from the Income Annuity for any income taxes which we incur because of the Income Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Income Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Income Annuity, and in that event we may deduct such tax from the Income Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.


FREE LOOK


You may cancel your Income Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The "free look" may also vary depending on your age and whether You purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payment or (ii) the value of your Accumulation Units as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).


If You do not cancel your Income Annuity during the "free-look" period, your decision to purchase the Income Annuity is irrevocable.

You do not have a "free look" if You are electing income payments in the pay-out phase of your Deferred Annuity.



                              GENERAL INFORMATION
--------------------------------------------------------------------------------
ADMINISTRATION


All transactions will be processed in the manner described below.

                                    C-PPA-37

PURCHASE PAYMENTS


Send your purchase payments, by check, cashier's check or certified check made payable to "MetLife," to your Administrative Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments.


We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.


Purchase payments (including any portion of your Account Value under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in Good Order at your Administrative Office, except when they are received:


   o On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

   o   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.


We reserve the right to credit your initial purchase payment to You within two days after its receipt at your Administrative Office. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which You are a participant or member must identify You on their reports to us and tell us how your money should be allocated among the Divisions and the Fixed Interest Account/Fixed Income Option.



CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. You may elect to have your income payments sent to your residence or have us deposit payments directly into your bank account. Periodically, You may receive additional information from us about the Income Annuity. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


PROCESSING TRANSACTIONS

We permit You to request transactions by mail and telephone. We make Internet access available to You for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.


If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an Owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.



                                    C-PPA-38

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Some of the information and transactions accessible to You include:


   o   Account Value


   o   Unit Values

   o   Current rates for the Fixed Interest Account

   o   Transfers

   o   Changes to investment strategies

   o   Changes in the allocation of future purchase payments.


For your Deferred Annuity in the pay-out phase or Income Annuity, You may obtain information and initiate transactions through our toll-free number, 1-800-638-7732. Our customer service consultants are available by telephone between 8:00 a.m. and 6:00 p.m. Eastern Time each business day.


Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at your Administrative Office to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



TELEPHONE AND COMPUTER SYSTEMS


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to your Administrative Office.


Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.

We are not responsible or liable for:

   o any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or

   o any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.


AFTER YOUR DEATH

If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. For example, if You request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we will cancel the request. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. For a Deferred Annuity in the


                                    C-PPA-39
pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint Annuitant or pay your beneficiary a refund.



ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA ("Employee Retirement Income Security Act of 1974") annuity Contracts to be abandoned after a period of inactivity of three to five years from the Contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary of the Contract Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7732 to make such changes.



MISSTATEMENT


We may require proof of age of the Annuitant, Owner, or beneficiary before making any payments under this Contract that are measured by the Annuitant's, Owner's, or beneficiary's life. If the age of the Annuitant, Owner, or beneficiary has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age.


Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any under payments.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing your requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as You and your Contract. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of your confidential information or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



THIRD PARTY REQUESTS


Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners, and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.



                                    C-PPA-40

VALUATION -- SUSPENSION OF PAYMENTS


We separately determine the Accumulation Unit Value and Annuity Unit Value for each Division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.

When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of a purchase payment or transfer request. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of Annuity Units You receive on the next available Annuity Unit Value.


We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

   o rules of the SEC so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

   o   during any other period when the SEC by order so permits.


ADVERTISING PERFORMANCE


We periodically advertise the performance of the Divisions. You may get performance information from a variety of sources including your quarterly statements, your sales representative (where applicable), the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an Accumulation (or Annuity) Unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of Early Withdrawal Charges. Early Withdrawal Charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable Early Withdrawal Charges since the Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the Divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Brighthouse Trust I, Brighthouse Trust II and American Funds(R) Portfolios since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities or Income Annuities had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.



                                    C-PPA-41

We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.


We may state performance for the Divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in Annuity Unit Value.


We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and the average of investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable Separate Account charge (rather than the maximum), as well as the Annuity Unit Values and the investment-related charge.

An illustration should not be relied upon as a guarantee of future results.

Historical performance information should not be relied on as a guarantee of future performance results.

Past performance is no guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and Early Withdrawal Charges.


CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY


We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity Owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:


   o   To operate the Separate Account in any form permitted by law.

   o To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations transactions permitted.


   o To transfer any assets in a Division to another Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Divisions in the Separate Account.



   o To substitute for the Portfolio shares in any Division, the shares of another class of Brighthouse Trust I, Brighthouse Trust II or the shares of another investment company or any other investment permitted by law.


   o To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.

   o To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.


                                    C-PPA-42

If any changes result in a material change in the underlying investments of a Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.



VOTING RIGHTS



Based on our current view of applicable law, You have voting interests under your Deferred Annuity or Income Annuity concerning Brighthouse Trust I, Brighthouse Trust II or American Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.


You are entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under the unallocated Keogh Deferred Annuity, participants may instruct You to give us instructions regarding shares deemed attributable to their contributions to the Deferred Annuity. Under the unallocated Keogh Deferred Annuity, we will provide You with the number of copies of voting instruction soliciting materials that You request so that You may furnish such materials to participants who may give You voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.


There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners or Annuitants may control the outcome of a vote. Shares of Brighthouse Trust I, Brighthouse Trust II or American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:
The shares for which voting instructions are received; and

The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.


WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES


MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities and Income Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities and Income Annuities). MLIDC does not retain any fees under the Deferred Annuities and Income Annuities.


MLIDC's principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as well as the securities commissions in the states in which it operates, and is a member of the Financial Regulatory Industry Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Deferred Annuities are sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Deferred Annuities may also be sold through the mail, the Internet or by telephone.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities. MLIDC pays compensation based upon a


                                    C-PPA-43

"gross dealer concession" model. With respect to the Deferred Annuities, the gross dealer concession ranges from 0% to 6% and 0.15% of the Account Value each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession credited upon an annuitization depends on several factors, including the number of years the Contract has been in force.

We may make payments to MLIDC that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for MLIDC's management team, advertising expenses, and other expenses of distributing the Contracts. MLIDC's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with MLIDC. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines directly from us or the distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to different compensation rates. Ask your sales representative (where applicable) for further information about what your sales representative (where applicable) and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market our variable annuity contracts. These organizations are compensated for their sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Values their members hold in the Contract. We also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.



FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.



YOUR SPOUSE'S RIGHTS


If You received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney.

Any reference to "spouse" includes those persons who are married under state law, regardless of sex.


WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.


We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 36 consecutive months and your Account Value is less than $2,000, except for the unallocated Keogh Deferred Annuity. We may only cancel the unallocated Keogh Deferred Annuity if we do not receive purchase payments from You for 12 consecutive



                                    C-PPA-44
months and your Account Value is less than $15,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we cancel a Deferred Annuity issued in New York, we will return the full Account Value. In all other cases, You will receive an amount equal to what You would have received if You had requested a total withdrawal of your Account Value. Early Withdrawal Charges may apply. Certain Deferred Annuities do not contain these cancellation provisions.

We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if your plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Account Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.




                                  INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


NON-QUALIFIED ANNUITY CONTRACTS

This discussion assumes the Contract is an annuity Contract for Federal income tax purposes, that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "qualified" contracts.


ACCUMULATION


Generally, an Owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payments or commutation. This deferral of taxation on accumulated value in the Contract is limited to Contracts owned by or held for the benefit of "natural persons." A Contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for the exclusive benefit of a natural person.

In contrast, a Contract owned or not treated as held by a "natural person," such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees, or otherwise is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.



                                    C-PPA-45

SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION

If You take a withdrawal from your Contract, or surrender your Contract prior to the date You commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount You receive will be treated first as coming from earnings, if any (and thus subject to income tax), and then from your purchase payments (which are not subject to income tax). If the accumulated value is less than your purchase payments upon surrender of your Contract, You might be able to claim any unrecovered purchase payments on your Federal income tax return as a miscellaneous itemized deduction.

The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for "early" distribution if such withdrawal is taken prior to You reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:

   (a)        on account of your death or disability,

   (b) as part of a series of substantially equal periodic payments payable for your life (or joint life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary, or

   (c) under certain immediate income annuities providing for substantially equal payments made at least annually.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

TREATMENT OF SEPARATE ACCOUNT CHARGES

It is possible that at some future date the Internal Revenue Service ("IRS") may consider that Contract charges attributable to certain guaranteed death benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.

AGGREGATION


If You purchase two or more deferred annuity Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (See "Taxation of Payments in Annuity Form" below.)


EXCHANGES/TRANSFERS


The annuity Contract may be exchanged tax-free in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.

A transfer of ownership of the Contract, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner, may result in income or gift tax consequences to the Contract Owner. You should consult your tax adviser if You are considering such a transfer or assignment.



                                    C-PPA-46

DEATH BENEFITS



The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or income payments, whichever is applicable).

After your death, any death benefit determined under the Contract must be distributed in accordance with Section 72(s) of the Code. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.


If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner.

For Contracts owned by a non-natural person, the required distribution rules apply upon the death or change in the primary Annuitant. If there is more than one Annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of non-qualified Variable Annuity contracts have been considered to be the Owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Portfolios available and the flexibility of the Contract Owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the Owner of the Separate Account assets supporting the Contract.



TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the Contract in the form of an annuity are taxed differently depending on whether You select a fixed or variable payment option. For fixed annuity payments, payments are taxed as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The exclusion ratio is applied to each fixed annuity payment to determine the portion that is a non-taxable return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract is fully recovered. We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to You and the IRS.

Variable annuity payments are expected to fluctuate and the amount You may receive is uncertain. Variable annuity payments are taxable as ordinary income to the extent they exceed the portion of each annuity payment that is determined to be a non-taxable return of your investment in the Contract. The non-taxable return of your investment in the Contract is determined by dividing the investment in the Contract (with adjustment) by the number of years over which it is anticipated the annuity will be paid. In general, your investment in the Contract is recovered pro-rata over the expected payment period.


Once You have recovered the investment in the Contract, further annuity payments are fully taxable.

If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.


                                    C-PPA-47

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.

Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract as part of a long-term care contract a tax-free exchange.


If the Contract allows, You may elect to convert less than the full value of your Contract to an annuity form of pay-out (i.e., "partial annuitization.") In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract and the deferred portion. An exclusion ratio or excludable amount will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME

Federal tax law imposes a 3.8% Medicare tax on the lesser of:

   (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or

   (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S.

Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.

The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.


QUALIFIED ANNUITY CONTRACTS

INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


                                    C-PPA-48

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation Plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.

ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established as "pay-outs" of SIMPLE IRAs, the Contract will only accept a single purchase payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.

TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.

WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan Contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


                                    C-PPA-49

These exceptions include withdrawals made:

   (a)        on account of your death or disability, or

   (b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.

ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. Federal tax law limits You to making only one rollover from an IRA to another IRA (or the same
IRA) in any 12 month period and the limit is applied across all the IRAs that You own.


Generally, a distribution may be eligible for rollover, but certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements,

   (b)        financial hardship, or

   (c)        for a period of ten or more years or for life.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.

DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



                                    C-PPA-50

Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).

If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the IRA is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner. If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.



REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving amounts from Your retirement plan by April 1 following the latter of:


   (a)        the calendar year in which You reach age 70 1/2; or


   (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.


Your required minimum distribution must be in Good Order and payment must be processed by MetLife prior to the due date (generally the calendar year or April 1st of the year after You reach age 70 1/2) in order to satisfy the requirement for the applicable tax year.


A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs). The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Account Value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal


                                    C-PPA-51
beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS

Traditional IRA purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after You attain age 70 1/2. Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.

Roth IRA purchase payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If You exceed purchase payment limits, You may be subject to a tax penalty.

WITHDRAWALS

If and to the extent that Traditional IRA purchase payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.

CONVERSION


Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.

A conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA made after January 1, 2018 cannot be recharacterized. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of


                                    C-PPA-52

Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.

CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.

DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution of You are a resident of Puerto Rico.

ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect


                                    C-PPA-53
after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.



                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.



                                    C-PPA-54

                                   APPENDIX A
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                          NON-QUALIFIED
                            QUALIFIED       DEFERRED
                            DEFERRED        ANNUITIES
                           AND INCOME      AND INCOME
                            ANNUITIES       ANNUITIES
                          ------------   --------------
California(1)..........      0.5%            2.35%
Florida(2).............      1.0%             1.0%
Maine(3)...............      0.0%             2.0%
Nevada(4)..............      0.0%             3.5%
Puerto Rico(5).........      1.0%             1.0%
South Dakota(6)........      0.0%            1.25%
West Virginia..........      1.0%             1.0%
Wyoming(4).............      0.0%             1.0%

------------
1 California applies the qualified tax rate to plans that qualify under the following Code Sections: 401(a), 403(b), 404, 408(b), and 501(a).

2 Annuity purchase payments are exempt from taxation provided the tax savings are passed back to the Contract Owners. Otherwise, they are taxable at 1%.

3  Maine applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 403(b), 404, 408, 457 and 501.
4 Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 404, 408, 457 and 501.

5 We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, Account Value, withdrawals, death benefits or income payments.


6 Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a Contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403(b), 404, 408, 457, and 501(a).


                                    C-PPA-55

                                   APPENDIX B
--------------------------------------------------------------------------------
                     ACCUMULATION UNIT VALUES (IN DOLLARS)



This table shows fluctuations in the Accumulation Unit Values for each Division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).




                          0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                       NUMBER OF
                                                                                        BEGINNING OF                  ACCUMULATION
                                                                                            YEAR        END OF YEAR   UNITS END OF
                                                                                        ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Global Small Capitalization Investment Division (Class 2)....... 2008    36.92          17.00               820
                                                                                2009    17.00          27.16               861
                                                                                2010    27.16          32.94               838
                                                                                2011    32.94          26.38               712
                                                                                2012    26.38          30.88               662
                                                                                2013    30.88          39.25               608
                                                                                2014    39.25          39.70               562
                                                                                2015    39.70          39.44               518
                                                                                2016    39.44          39.88               465
                                                                                2017    39.88          49.74               370
American Funds Growth Investment Division (Class 2)............................ 2008   196.86         109.26               286
                                                                                2009   109.26         150.89               304
                                                                                2010   150.89         177.40               304
                                                                                2011   177.40         168.23               285
                                                                                2012   168.23         196.45               257
                                                                                2013   196.45         253.20               239
                                                                                2014   253.20         272.16               217
                                                                                2015   272.16         288.09               196
                                                                                2016   288.09         312.45               175
                                                                                2017   312.45         397.09               141
American Funds Growth-Income Investment Division (Class 2)..................... 2008   133.79          82.37               337
                                                                                2009    82.37         107.09               328
                                                                                2010   107.09         118.21               311
                                                                                2011   118.21         114.96               290
                                                                                2012   114.96         133.78               271
                                                                                2013   133.78         176.93               248
                                                                                2014   176.93         193.91               235
                                                                                2015   193.91         194.88               209
                                                                                2016   194.88         215.28               181
                                                                                2017   215.28         261.00               144
Baillie Gifford International Stock Investment Division (Class A).............. 2008    23.75          13.14             1,021
                                                                                2009    13.14          15.91               971
                                                                                2010    15.91          16.90               852
                                                                                2011    16.90          13.41               672
                                                                                2012    13.41          15.88               585
                                                                                2013    15.88          18.17               521
                                                                                2014    18.17          17.44               465
                                                                                2015    17.44          16.94               415
                                                                                2016    16.94          17.68               368
                                                                                2017    17.68          23.68               331
BlackRock Bond Income Investment Division (Class A)............................ 2008    52.26          49.99               394
                                                                                2009    49.99          54.21               367
                                                                                2010    54.21          58.18               355
                                                                                2011    58.18          61.42               309
                                                                                2012    61.42          65.44               287
                                                                                2013    65.44          64.32               257
                                                                                2014    64.32          68.24               247
                                                                                2015    68.24          67.99               224
                                                                                2016    67.99          69.46               195
                                                                                2017    69.46          71.63               146
BlackRock Capital Appreciation Investment Division (Class A)................... 2008    14.27           8.97                 3
                                                                                2009     8.97          12.16                 3
                                                                                2010    12.16          14.44                 1
                                                                                2011    14.44          13.02                 0
                                                                                2012    13.02          14.75                 0
                                                                                2013    14.75          19.62                 0
                                                                                2014    19.62          21.16                 1
                                                                                2015    21.16          22.28                 1
                                                                                2016    22.28          22.09                 0
                                                                                2017    22.09          29.31                 0


                                    C-PPA-56

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Brighthouse Asset Allocation 100 Investment Division (Class A) (formerly
MetLife Asset Allocation 100 Investment Division (Class A) and before that
MetLife Aggressive Allocation Investment Division (Class A)) (5/1/2005)....... 2008   13.20           7.80                526
                                                                               2009    7.80          10.20                723
                                                                               2010   10.20          11.71                938
                                                                               2011   11.71          12.73                  0
Brighthouse Asset Allocation 100 Investment Division (Class A) (formerly
MetLife Asset Allocation 100 Investment Division (Class A))................... 2011   12.70          10.93                956
                                                                               2012   10.93          12.67              1,025
                                                                               2013   12.67          16.29              1,014
                                                                               2014   16.29          16.98              1,051
                                                                               2015   16.98          16.54              1,056
                                                                               2016   16.54          17.89              1,015
                                                                               2017   17.89          21.84                804
Brighthouse Asset Allocation 20 Investment Division (Class A) (formerly
MetLife Asset Allocation 20 Investment Division (Class A)) (5/1/2005)......... 2008   11.51           9.79                332
                                                                               2009    9.79          11.71                380
                                                                               2010   11.71          12.80                464
                                                                               2011   12.80          13.12                490
                                                                               2012   13.12          14.23                628
                                                                               2013   14.23          14.74                447
                                                                               2014   14.74          15.29                463
                                                                               2015   15.29          15.11                407
                                                                               2016   15.11          15.68                376
                                                                               2017   15.68          16.65                368
Brighthouse Asset Allocation 40 Investment Division (Class A) (formerly
MetLife Asset Allocation 40 Investment Division (Class A)) (5/1/2005)......... 2008   11.96           9.31                529
                                                                               2009    9.31          11.44                691
                                                                               2010   11.44          12.67              1,045
                                                                               2011   12.67          12.71              1,289
                                                                               2012   12.71          14.07              1,481
                                                                               2013   14.07          15.49              1,576
                                                                               2014   15.49          16.14              1,771
                                                                               2015   16.14          15.86              1,651
                                                                               2016   15.86          16.71              1,225
                                                                               2017   16.71          18.38                859
Brighthouse Asset Allocation 60 Investment Division (Class A) (formerly
MetLife Asset Allocation 60 Investment Division (Class A)) (5/1/2005)......... 2008   12.42           8.80              1,718
                                                                               2009    8.80          11.06              2,113
                                                                               2010   11.06          12.44              2,409
                                                                               2011   12.44          12.18              2,647
                                                                               2012   12.18          13.69              3,048
                                                                               2013   13.69          16.04              3,373
                                                                               2014   16.04          16.74              3,493
                                                                               2015   16.74          16.41              3,531
                                                                               2016   16.41          17.47              3,253
                                                                               2017   17.47          19.90              2,676
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A)) (5/1/2005)......... 2008   12.90           8.31              1,607
                                                                               2009    8.31          10.65              2,142
                                                                               2010   10.65          12.12              2,566
                                                                               2011   12.12          11.58              2,806
                                                                               2012   11.58          13.29              3,038
                                                                               2013   13.29          16.39              3,170
                                                                               2014   16.39          17.14              3,177
                                                                               2015   17.14          16.72              3,232
                                                                               2016   16.72          17.96              3,033
                                                                               2017   17.96          21.25              2,375
Brighthouse/Artisan Mid Cap Value Investment Division (Class A) (formerly
Met/Artisan Mid Cap Value Investment Division (Class A))...................... 2008   39.80          21.28                431
                                                                               2009   21.28          29.85                419
                                                                               2010   29.85          34.02                387
                                                                               2011   34.02          35.98                377
                                                                               2012   35.98          39.87                334
                                                                               2013   39.87          54.05                300
                                                                               2014   54.05          54.57                270
                                                                               2015   54.57          48.95                234
                                                                               2016   48.95          59.63                218
                                                                               2017   59.63          66.64                168


                                    C-PPA-57

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                     NUMBER OF
                                                                                      BEGINNING OF                  ACCUMULATION
                                                                                          YEAR        END OF YEAR   UNITS END OF
                                                                                      ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B)) (5/2/2011)............................................... 2011     9.98           9.79                12
                                                                              2012     9.79          10.13                51
                                                                              2013    10.13          10.15               190
                                                                              2014    10.15          10.16               197
                                                                              2015    10.16          10.00               175
                                                                              2016    10.00          10.22               137
                                                                              2017    10.22          10.26                81
Brighthouse/Wellington Balanced Investment Division (Class A) (formerly
Met/Wellington Balanced Investment Division (Class A))....................... 2008    51.10          38.07               798
                                                                              2009    38.07          44.23               751
                                                                              2010    44.23          48.04               655
                                                                              2011    48.04          49.41               541
                                                                              2012    49.41          55.00               495
                                                                              2013    55.00          65.70               453
                                                                              2014    65.70          71.95               429
                                                                              2015    71.95          73.11               361
                                                                              2016    73.11          77.49               335
                                                                              2017    77.49          88.39               301
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class A) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class A)).......................................................... 2008    42.38          25.46               473
                                                                              2009    25.46          33.29               451
                                                                              2010    33.29          36.94               423
                                                                              2011    36.94          35.11               391
                                                                              2012    35.11          39.26               370
                                                                              2013    39.26          52.00               343
                                                                              2014    52.00          56.99               312
                                                                              2015    56.99          57.80               277
                                                                              2016    57.80          61.46               253
                                                                              2017    61.46          72.50               213
Brighthouse/Wellington Large Cap Research Investment Division (Class A)
(formerly Met/Wellington Large Cap Research Investment Division (Class A))... 2008    86.77          54.05               654
                                                                              2009    54.05          63.94               604
                                                                              2010    63.94          71.41               545
                                                                              2011    71.41          71.12               473
                                                                              2012    71.12          80.08               418
                                                                              2013    80.08         106.77               386
                                                                              2014   106.77         120.52               355
                                                                              2015   120.52         125.21               312
                                                                              2016   125.21         134.96               280
                                                                              2017   134.96         163.67               249
Clarion Global Real Estate Investment Division (Class A)..................... 2008    16.72           9.68                18
                                                                              2009     9.68          12.96                13
                                                                              2010    12.96          14.93                10
                                                                              2011    14.93          14.01                 9
                                                                              2012    14.01          17.53                10
                                                                              2013    17.53          18.02                 9
                                                                              2014    18.02          20.29                10
                                                                              2015    20.29          19.85                 7
                                                                              2016    19.85          19.89                 5
                                                                              2017    19.89          21.87                 4
ClearBridge Aggressive Growth Investment Division (Class A).................. 2008     8.28           5.00               318
                                                                              2009     5.00           6.62               340
                                                                              2010     6.62           8.13               336
                                                                              2011     8.13           8.34               429
                                                                              2012     8.34           9.82               452
                                                                              2013     9.82          14.20               577
                                                                              2014    14.20          16.75             1,231
                                                                              2015    16.75          15.96             1,171
                                                                              2016    15.96          16.29               923
                                                                              2017    16.29          19.15               720
ClearBridge Aggressive Growth Investment Division (Class A) (formerly
ClearBridge Aggressive Growth II Investment Division (Class A)) (4/28/2008).. 2008   304.57         175.43                 1
                                                                              2009   175.43         248.88                 1
                                                                              2010   248.88         270.41                 0
                                                                              2011   270.41         248.26                 0
                                                                              2012   248.26         302.08                 1
                                                                              2013   302.08         386.36                 0
                                                                              2014   386.36         403.20                 0


                                    C-PPA-58

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                     NUMBER OF
                                                                                      BEGINNING OF                  ACCUMULATION
                                                                                          YEAR        END OF YEAR   UNITS END OF
                                                                                      ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
ClearBridge Aggressive Growth Investment Division (Class A) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class A) and
before that Legg Mason Value Equity Investment Division (Class A))........... 2008    9.87            4.45               118
                                                                              2009    4.45            6.08               123
                                                                              2010    6.08            6.50               134
                                                                              2011    6.50            6.92                 0
Frontier Mid Cap Growth Investment Division (Class A)........................ 2008   59.58           32.03             1,008
                                                                              2009   32.03           47.42               941
                                                                              2010   47.42           54.16               857
                                                                              2011   54.16           52.04               697
                                                                              2012   52.04           57.21               631
                                                                              2013   57.21           75.25               576
                                                                              2014   75.25           82.85               528
                                                                              2015   82.85           84.43               485
                                                                              2016   84.43           88.15               437
                                                                              2017   88.15          109.39               395
Harris Oakmark International Investment Division (Class A)................... 2008   16.67            9.79                46
                                                                              2009    9.79           15.07                50
                                                                              2010   15.07           17.42                48
                                                                              2011   17.42           14.85                47
                                                                              2012   14.85           19.04                48
                                                                              2013   19.04           24.68                48
                                                                              2014   24.68           23.09                51
                                                                              2015   23.09           21.89                41
                                                                              2016   21.89           23.51                38
                                                                              2017   23.51           30.46                39
Invesco Small Cap Growth Investment Division (Class A)....................... 2008   14.54            8.84                 0
                                                                              2009    8.84           11.76                 1
                                                                              2010   11.76           14.73                 0
                                                                              2011   14.73           14.47                 0
                                                                              2012   14.47           16.99                 0
                                                                              2013   16.99           23.65                 0
                                                                              2014   23.65           25.34                 0
                                                                              2015   25.34           24.75                 0
                                                                              2016   24.75           27.39                 0
                                                                              2017   27.39           34.08                 0
Jennison Growth Investment Division (Class A)................................ 2008    5.70            3.59               460
                                                                              2009    3.59            4.98               477
                                                                              2010    4.98            5.50               475
                                                                              2011    5.50            5.48               429
                                                                              2012    5.48            6.29               611
                                                                              2013    6.29            8.53               550
                                                                              2014    8.53            9.22               514
                                                                              2015    9.22           10.12               599
                                                                              2016   10.12           10.04               539
                                                                              2017   10.04           13.66               502
Jennison Growth Investment Division (Class A) (formerly Oppenheimer
Capital Appreciation Investment Division (Class A)) (5/1/2005)............... 2008   10.82            5.81                 2
                                                                              2009    5.81            8.29                 3
                                                                              2010    8.29            9.00                 3
                                                                              2011    9.00            8.83                 0
                                                                              2012    8.83            9.95                 0
Loomis Sayles Small Cap Core Investment Division (Class A)................... 2008   38.64           24.54               176
                                                                              2009   24.54           31.66               183
                                                                              2010   31.66           40.00               177
                                                                              2011   40.00           39.86               174
                                                                              2012   39.86           45.23               170
                                                                              2013   45.23           63.19               179
                                                                              2014   63.19           64.95               162
                                                                              2015   64.95           63.38               146
                                                                              2016   63.38           74.88               133
                                                                              2017   74.88           85.49               111
Loomis Sayles Small Cap Growth Investment Division (Class A)................. 2008   11.69            6.81               195
                                                                              2009    6.81            8.77               186
                                                                              2010    8.77           11.44               194
                                                                              2011   11.44           11.67               215
                                                                              2012   11.67           12.86               190
                                                                              2013   12.86           18.94               245
                                                                              2014   18.94           18.99               216
                                                                              2015   18.99           19.14               194
                                                                              2016   19.14           20.14               221
                                                                              2017   20.14           25.34               127


                                    C-PPA-59

                          0.95 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
MetLife Aggregate Bond Index Investment Division (Class A) (formerly
Barclays Aggregate Bond Index Investment Division (Class A)).................... 2008   14.82
                                                                                 2009   15.56
                                                                                 2010   16.21
                                                                                 2011   17.03
                                                                                 2012   18.14
                                                                                 2013   18.67
                                                                                 2014   18.06
                                                                                 2015   18.93
                                                                                 2016   18.80
                                                                                 2017   19.06
MetLife Mid Cap Stock Index Investment Division (Class A)....................... 2008   17.46
                                                                                 2009   11.04
                                                                                 2010   14.98
                                                                                 2011   18.74
                                                                                 2012   18.21
                                                                                 2013   21.22
                                                                                 2014   27.99
                                                                                 2015   30.36
                                                                                 2016   29.36
                                                                                 2017   35.03
MetLife MSCI EAFE(R) Index Investment Division (Class A) (formerly MSCI
EAFE(R) Index Investment Division (Class A)).................................... 2008   17.95
                                                                                 2009   10.30
                                                                                 2010   13.13
                                                                                 2011   14.07
                                                                                 2012   12.19
                                                                                 2013   14.29
                                                                                 2014   17.26
                                                                                 2015   16.07
                                                                                 2016   15.74
                                                                                 2017   15.80
MetLife Russell 2000(R) Index Investment Division (Class A) (formerly Russell
2000(R) Index Investment Division (Class A)).................................... 2008   19.13
                                                                                 2009   12.60
                                                                                 2010   15.73
                                                                                 2011   19.78
                                                                                 2012   18.79
                                                                                 2013   21.66
                                                                                 2014   29.73
                                                                                 2015   30.94
                                                                                 2016   29.33
                                                                                 2017   35.24
MetLife Stock Index Investment Division (Class A)............................... 2008   51.03
                                                                                 2009   31.80
                                                                                 2010   39.76
                                                                                 2011   45.23
                                                                                 2012   45.63
                                                                                 2013   52.32
                                                                                 2014   68.43
                                                                                 2015   76.84
                                                                                 2016   77.01
                                                                                 2017   85.19
MFS Value Investment Division II (Class A) (formerly BlackRock Large Cap
Value Investment Division (Class A))............................................ 2008   14.21
                                                                                 2009    9.16
                                                                                 2010   10.09
                                                                                 2011   10.92
                                                                                 2012   11.07
                                                                                 2013   12.54
                                                                                 2014   16.40
                                                                                 2015   17.86
                                                                                 2016   16.63
                                                                                 2017   19.53
MFS(R) Research International Investment Division (Class A)..................... 2008   19.48
                                                                                 2009   11.14
                                                                                 2010   14.56
                                                                                 2011   16.11
                                                                                 2012   14.29
                                                                                 2013   16.56
                                                                                 2014   19.62
                                                                                 2015   18.12
                                                                                 2016   17.68
                                                                                 2017   17.40



                          0.95 SEPARATE ACCOUNT CHARGE
                                                                                                  NUMBER OF
                                                                                                 ACCUMULATION
                                                                                   END OF YEAR   UNITS END OF
                                                                                  ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                                UNIT VALUE     THOUSANDS)
-------------------------------------------------------------------------------- -------------- -------------
MetLife Aggregate Bond Index Investment Division (Class A) (formerly
Barclays Aggregate Bond Index Investment Division (Class A))....................  15.56             1,497
                                                                                  16.21             1,549
                                                                                  17.03             1,540
                                                                                  18.14             1,425
                                                                                  18.67             1,478
                                                                                  18.06             1,427
                                                                                  18.93             1,410
                                                                                  18.80             1,266
                                                                                  19.06             1,224
                                                                                  19.50             1,105
MetLife Mid Cap Stock Index Investment Division (Class A).......................  11.04             1,269
                                                                                  14.98             1,296
                                                                                  18.74             1,260
                                                                                  18.21             1,189
                                                                                  21.22             1,127
                                                                                  27.99             1,105
                                                                                  30.36             1,043
                                                                                  29.36               994
                                                                                  35.03               897
                                                                                  40.24               708
MetLife MSCI EAFE(R) Index Investment Division (Class A) (formerly MSCI
EAFE(R) Index Investment Division (Class A))....................................  10.30             1,490
                                                                                  13.13             1,526
                                                                                  14.07             1,493
                                                                                  12.19             1,387
                                                                                  14.29             1,265
                                                                                  17.26             1,188
                                                                                  16.07             1,172
                                                                                  15.74             1,095
                                                                                  15.80             1,054
                                                                                  19.55               857
MetLife Russell 2000(R) Index Investment Division (Class A) (formerly Russell
2000(R) Index Investment Division (Class A))....................................  12.60             1,191
                                                                                  15.73             1,207
                                                                                  19.78             1,203
                                                                                  18.79             1,040
                                                                                  21.66               934
                                                                                  29.73               851
                                                                                  30.94               786
                                                                                  29.33               723
                                                                                  35.24               668
                                                                                  40.04               573
MetLife Stock Index Investment Division (Class A)...............................  31.80             3,367
                                                                                  39.76             3,167
                                                                                  45.23             3,028
                                                                                  45.63             2,563
                                                                                  52.32             2,280
                                                                                  68.43             2,035
                                                                                  76.84             1,886
                                                                                  77.01             1,700
                                                                                  85.19             1,560
                                                                                 102.57             1,370
MFS Value Investment Division II (Class A) (formerly BlackRock Large Cap
Value Investment Division (Class A))............................................   9.16                 5
                                                                                  10.09                 4
                                                                                  10.92                 4
                                                                                  11.07                 4
                                                                                  12.54                 4
                                                                                  16.40                 9
                                                                                  17.86                 4
                                                                                  16.63                 4
                                                                                  19.53                 7
                                                                                  20.82                 0
MFS(R) Research International Investment Division (Class A).....................  11.14             2,486
                                                                                  14.56             2,360
                                                                                  16.11             2,133
                                                                                  14.29             1,816
                                                                                  16.56             1,669
                                                                                  19.62             1,525
                                                                                  18.12             1,391
                                                                                  17.68             1,260
                                                                                  17.40             1,119
                                                                                  22.15               963


                                    C-PPA-60

                        0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                   NUMBER OF
                                                                                    BEGINNING OF                  ACCUMULATION
                                                                                        YEAR        END OF YEAR   UNITS END OF
                                                                                    ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
MFS(R) Total Return Investment Division (Class A).......................... 2008   42.71          32.94              1,056
                                                                            2009   32.94          38.70                960
                                                                            2010   38.70          42.20                890
                                                                            2011   42.20          42.81                759
                                                                            2012   42.81          47.32                705
                                                                            2013   47.32          55.78                655
                                                                            2014   55.78          60.03                598
                                                                            2015   60.03          59.37                533
                                                                            2016   59.37          64.23                473
                                                                            2017   64.23          71.54                381
MFS(R) Value Investment Division (Class A)................................. 2008   14.87           9.80              1,059
                                                                            2009    9.80          11.73              1,035
                                                                            2010   11.73          12.95              1,023
                                                                            2011   12.95          12.93                953
                                                                            2012   12.93          14.95                867
                                                                            2013   14.95          20.10              1,032
                                                                            2014   20.10          22.06              1,001
                                                                            2015   22.06          21.82                912
                                                                            2016   21.82          24.73                795
                                                                            2017   24.73          28.91                655
MFS(R) Value Investment Division (Class A) (formerly FI Value Leaders
Investment Division (Class A))............................................. 2008   14.34           8.67                  5
                                                                            2009    8.67          10.47                  4
                                                                            2010   10.47          11.88                  4
                                                                            2011   11.88          11.04                  1
                                                                            2012   11.04          12.67                  1
                                                                            2013   12.67          13.98                  0
Morgan Stanley Mid Cap Growth Investment Division (Class A)................ 2010   14.24          16.61              2,835
                                                                            2011   16.61          15.36              2,434
                                                                            2012   15.36          16.67              2,175
                                                                            2013   16.67          23.00              1,907
                                                                            2014   23.00          23.08              1,704
                                                                            2015   23.08          21.77              1,482
                                                                            2016   21.77          19.78              1,318
                                                                            2017   19.78          27.50              1,174
Morgan Stanley Mid Cap Growth Investment Division (Class A) (formerly FI
Mid Cap Opportunities Investment Division (Class A))....................... 2008   22.13           9.80              3,029
                                                                            2009    9.80          12.99              2,939
                                                                            2010   12.99          14.09                  0
Neuberger Berman Genesis Investment Division (Class A)..................... 2008   21.29          12.99              1,045
                                                                            2009   12.99          14.56                922
                                                                            2010   14.56          17.54                861
                                                                            2011   17.54          18.38                802
                                                                            2012   18.38          20.04                696
                                                                            2013   20.04          27.49                677
                                                                            2014   27.49          27.24                590
                                                                            2015   27.24          27.14                514
                                                                            2016   27.14          31.91                460
                                                                            2017   31.91          36.59                364
Neuberger Berman Genesis Investment Division (Class A) (formerly MLA Mid
Cap Investment Division (Class A))......................................... 2008   12.92           7.92                  3
                                                                            2009    7.92          10.76                  3
                                                                            2010   10.76          13.14                  4
                                                                            2011   13.14          12.34                  4
                                                                            2012   12.34          12.91                  1
                                                                            2013   12.91          14.02                  0
Oppenheimer Global Equity Investment Division* (Class A)................... 2008   21.82          12.89              1,449
                                                                            2009   12.89          17.92              1,379
                                                                            2010   17.92          20.63              1,289
                                                                            2011   20.63          18.75              1,158
                                                                            2012   18.75          22.57              1,059
                                                                            2013   22.57          28.50                962
                                                                            2014   28.50          28.93                857
                                                                            2015   28.93          29.85                802
                                                                            2016   29.85          29.71                660
                                                                            2017   29.71          40.36                527
PIMCO Total Return Investment Division (Class A)........................... 2008   13.93          13.89              1,436
                                                                            2009   13.89          16.29              1,580
                                                                            2010   16.29          17.50              1,749
                                                                            2011   17.50          17.93              1,605
                                                                            2012   17.93          19.46              1,628
                                                                            2013   19.46          18.94              1,569
                                                                            2014   18.94          19.61              1,379
                                                                            2015   19.61          19.48              1,236
                                                                            2016   19.48          19.84              1,081
                                                                            2017   19.84          20.60                839


                                    C-PPA-61

                       0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                 NUMBER OF
                                                                                  BEGINNING OF                  ACCUMULATION
                                                                                      YEAR        END OF YEAR   UNITS END OF
                                                                                  ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------- ------ -------------- -------------- -------------
T. Rowe Price Large Cap Growth Investment Division (Class A)............. 2008   16.14           9.29                777
                                                                          2009    9.29          13.20                783
                                                                          2010   13.20          15.31                793
                                                                          2011   15.31          15.00                730
                                                                          2012   15.00          17.68                734
                                                                          2013   17.68          24.37                901
                                                                          2014   24.37          26.34                880
                                                                          2015   26.34          28.90                879
                                                                          2016   28.90          29.13                802
                                                                          2017   29.13          38.64                729
T. Rowe Price Large Cap Growth Investment Division (Class A) (formerly
RCM Technology Investment Division (Class A))............................ 2008    8.13           4.49                358
                                                                          2009    4.49           7.08                395
                                                                          2010    7.08           9.00                451
                                                                          2011    9.00           8.04                402
                                                                          2012    8.04           8.95                343
                                                                          2013    8.95           9.39                  0
T. Rowe Price Mid Cap Growth Investment Division (Class A)............... 2008   10.44           6.24                916
                                                                          2009    6.24           9.02                959
                                                                          2010    9.02          11.44                942
                                                                          2011   11.44          11.18                883
                                                                          2012   11.18          12.62                870
                                                                          2013   12.62          17.12                937
                                                                          2014   17.12          19.17                965
                                                                          2015   19.17          20.30              1,055
                                                                          2016   20.30          21.41                915
                                                                          2017   21.41          26.55                766
T. Rowe Price Small Cap Growth Investment Division (Class A)............. 2008   17.07          10.78              1,479
                                                                          2009   10.78          14.85              1,453
                                                                          2010   14.85          19.84              1,455
                                                                          2011   19.84          20.01              1,253
                                                                          2012   20.01          23.02              1,142
                                                                          2013   23.02          32.97              1,078
                                                                          2014   32.97          34.92                964
                                                                          2015   34.92          35.53                923
                                                                          2016   35.53          39.33                803
                                                                          2017   39.33          47.87                681
Victory Sycamore Mid Cap Value Investment Division (Class A) (formerly
Invesco Mid Cap Value Investment Division (Class A))..................... 2008   28.44          14.83                963
                                                                          2009   14.83          21.76                961
                                                                          2010   21.76          27.23                946
                                                                          2011   27.23          25.25                827
                                                                          2012   25.25          27.98                  0
Victory Sycamore Mid Cap Value Investment Division (Class A) (formerly
Invesco Mid Cap Value Investment Division (Class A))..................... 2012   27.85          28.75                756
                                                                          2013   28.75          37.21                657
                                                                          2014   37.21          40.53                622
                                                                          2015   40.53          36.63                551
                                                                          2016   36.63          42.02                485
                                                                          2017   42.02          45.69                418
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A)....................................................... 2008   23.14          19.48                248
                                                                          2009   19.48          25.52                271
                                                                          2010   25.52          28.50                311
                                                                          2011   28.50          29.97                309
                                                                          2012   29.97          33.10                390
                                                                          2013   33.10          33.15                400
                                                                          2014   33.15          34.63                416
                                                                          2015   34.63          33.72                360
                                                                          2016   33.72          36.26                642
                                                                          2017   36.26          38.87                446
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A) (formerly Lord Abbett Bond Debenture Investment
Division (Class A))...................................................... 2008   15.93          12.88                617
                                                                          2009   12.88          17.49                629
                                                                          2010   17.49          19.61                608
                                                                          2011   19.61          20.37                543
                                                                          2012   20.37          22.84                603
                                                                          2013   22.84          24.47                632
                                                                          2014   24.47          25.48                625
                                                                          2015   25.48          24.77                577
                                                                          2016   24.77          25.57                  0


                                    C-PPA-62

                      0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                NUMBER OF
                                                                                 BEGINNING OF                  ACCUMULATION
                                                                                     YEAR        END OF YEAR   UNITS END OF
                                                                                 ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------ ------ -------------- -------------- -------------
Western Asset Management U.S. Government Investment Division (Class A).. 2008   18.18          17.95          348
                                                                         2009   17.95          18.55          320
                                                                         2010   18.55          19.44          286
                                                                         2011   19.44          20.32          258
                                                                         2012   20.32          20.81          246
                                                                         2013   20.81          20.46          211
                                                                         2014   20.46          20.84          197
                                                                         2015   20.84          20.76          193
                                                                         2016   20.76          20.83          165
                                                                         2017   20.83          21.03          152


* We are waiving a portion of the Separate Account charge for the Investment Divisions investing in the Met/Wellington Large Cap Research Portfolio and the Oppenheimer Global Equity Investment Division.

The assets of the Lord Abbett Bond Debenture Investment Division of the Met Investors Fund merged into Western Asset Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016. Accumulation Unit Values prior to May 2, 2016 are those of the Lord Abbett Bond Debenture Investment Division.

The assets of the ClearBridge Aggressive Growth II Investment Division of the Met Investors Fund merged into ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the ClearBridge Aggressive Growth II Investment Division.

The assets of the FI Value Leaders Investment Division (Class E) of the Metropolitan Fund were merged into MFS(R) Value Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.

The assets of the MLA Mid Cap Investment Division of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.

The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.

The assets of the Oppenheimer Capital Appreciation Investment Division of the Met Investors Fund were merged into the Jennison Growth Investment Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.

The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.

The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.

The assets of Legg Mason Value Equity Investment Division of the Met Investors Trust were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason Value Equity Investment Division.

The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.

The assets of FI Mid Cap Opportunities Investment Division were merged into the Morgan Stanley Mid Cap Growth Investment Division on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.


                                    C-PPA-63

The assets of BlackRock Large Cap Investment Division of the Metropolitan Fund were merged into the WMC Large Cap Research Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.

The assets of the MFS(R) Investors Trust Investment Division were merged into the Legg Mason Value Equity Investment Division prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.

The assets in Met/Putnam Voyager Investment Division were merged into Jennison Growth Investment Division prior to the opening of business on May 2, 2005. The Met/Putnam Voyager Investment Division is no longer available.

Please see the Table of Expenses for more information.

                                    C-PPA-64

                                   APPENDIX C
--------------------------------------------------------------------------------
                ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS



Certain Portfolios and trusts were subject to a merger or name change. The charts below identify the former name and new name of each of these Portfolios, and where applicable, the former name and the new name of the trust of which the Portfolio is a part.


FUND MERGERS


THE FOLLOWING FORMER PORTFOLIOS WERE MERGED.




                       FORMER NAME                                   NEW NAME
-------------------------------------------------------- -------------------------------
BRIGHTHOUSE FUNDS TRUST II                               BRIGHTHOUSE FUNDS TRUST II
 MFS(R) Value Portfolio II Class E (formerly BlackRock   MFS(R) Value Portfolio Class E
  Large Cap Value Portfolio Class E)



PORTFOLIO NAME CHANGES

The following former Portfolios were renamed:




                FORMER NAME                                     NEW NAME
------------------------------------------ -------------------------------------------------
BRIGHTHOUSE FUNDS TRUST I                  BRIGHTHOUSE FUNDS TRUST I
 Invesco Mid Cap Value Portfolio Class A   Victory Sycamore Mid Cap Value Portfolio Class A



                                    C-PPA-65

                                   APPENDIX D
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


          SERIES FUND/TRUST                   PORTFOLIO/SERIES                  MARKETING NAME
------------------------------------ ---------------------------------- -----------------------------
American Funds Insurance Series(R)   Global Small Capitalization Fund   American Funds Global Small
                                                                        Capitalization Fund
American Funds Insurance Series(R)   Growth-Income Fund                 American Funds Growth-Income
                                                                        Fund
American Funds Insurance Series(R)   Growth Fund                        American Funds Growth Fund

                                    C-PPA-66

                                   APPENDIX E
--------------------------------------------------------------------------------
         TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
SERVICES
PRINCIPAL UNDERWRITER
CUSTODIAN
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT
EXPERIENCE FACTOR
VARIABLE INCOME PAYMENTS
  ASSUMED INVESTMENT RETURN (AIR)
  AMOUNT OF INCOME PAYMENTS
  ANNUITY UNIT VALUE
  REALLOCATING PRIVILEGE
CALCULATING THE ANNUITY UNIT VALUE
  DETERMINING THE VARIABLE INCOME PAYMENT
ADVERTISEMENT OF THE SEPARATE ACCOUNT
VOTING RIGHTS
  DISREGARDING VOTING INSTRUCTIONS
TAXES
  NON-QUALIFIED ANNUITY CONTRACTS
  QUALIFIED ANNUITY CONTRACTS
  TYPES OF QUALIFIED ANNUITY CONTRACTS
  ERISA
  FEDERAL ESTATE TAXES
  GENERATION-SKIPPING TRANSFER TAX
  ANNUITY PURCHASE PAYMENT BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS WITHDRAWALS
FINANCIAL STATEMENTS



                                    C-PPA-67

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

     [ ] Preference Plus(R) Account Variable Annuity Contract -- C

     [ ] Brighthouse Funds Trust I

     [ ] Brighthouse Funds Trust II

     [ ] American Funds Insurance Series(R)

     [ ] I have changed my address. My current address is:


                                           Name --------------------------------
-------------------------------------
            (Contract Number)
                                           Address -------------------------------

-------------------------------------      -------------------------------------
               (Signature)                                                      Zip

Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342


                                    C-PPA-69

                                                                  April 30, 2018



         ENHANCED PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS

           ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY ("METLIFE")
This Prospectus describes group Enhanced Preference Plus Account Contracts for deferred variable annuities ("Enhanced Deferred Annuities") and Enhanced Preference Plus immediate variable income annuities ("Enhanced Income Annuities"). We no longer offer the Deferred Annuities and Income Annuities. However, Contract Owners and participants may continue to make additional purchase payments and new participants may enroll under any issued group Contract. This Prospectus also describes Financial Freedom Deferred Annuities ("Financial Freedom Deferred Annuities") and Financial Freedom Account Income Annuities ("Financial Freedom Income Annuities").

You decide how to allocate your money among the various available investment choices. The investment choices available to You are listed in the Contract for your Enhanced Deferred Annuity or Enhanced Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and Divisions (Divisions may be referred to as "Investment Divisions" in the Contract and marketing materials) available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Brighthouse Trust Funds I ("Brighthouse Trust I"), Portfolios of the Brighthouse Funds Trust II ("Brighthouse Trust II"), Portfolios of the Calvert Variable Series, Inc. ("Calvert Fund"), Portfolios of the Fidelity Variable Insurance Products Funds ("Fidelity(R) VIP Funds") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


AMERICAN FUNDS(R)
     American Funds Bond Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     American Funds(R) Balanced Allocation Portfolio
     American Funds(R) Growth Allocation Portfolio
     American Funds(R) Moderate Allocation Portfolio
     Brighthouse Asset Allocation 100 Portfolio
     Brighthouse/Franklin Low Duration Total Return Portfolio
     Brighthouse/Wellington Large Cap Research Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio

     Harris Oakmark International Portfolio

     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     MFS(R) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

  Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
    Portfolio)

BRIGHTHOUSE FUNDS TRUST II
     Baillie Gifford International Stock Portfolio
     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     Brighthouse Asset Allocation 20 Portfolio
     Brighthouse Asset Allocation 40 Portfolio
     Brighthouse Asset Allocation 60 Portfolio
     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse/Artisan Mid Cap Value Portfolio
     Brighthouse/Wellington Balanced Portfolio
     Brighthouse/Wellington Core Equity Opportunities Portfolio
     Frontier Mid Cap Growth Portfolio
     Jennison Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife Aggregate Bond Index Portfolio
     MetLife Mid Cap Stock Index Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     Neuberger Berman Genesis Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Management U.S. Government Portfolio
CALVERT FUND
     Calvert VP SRI Balanced Portfolio
     Calvert VP SRI Mid Cap Portfolio
FIDELITY(R) VIP FUNDS
     Equity-Income Portfolio

     Freedom 2020 Portfolio
     Freedom 2025 Portfolio
     Freedom 2030 Portfolio
     Freedom 2035 Portfolio
     Freedom 2040 Portfolio
     Freedom 2045 Portfolio
     Freedom 2050 Portfolio

     Growth Portfolio

     Investment Grade Bond Portfolio

  Certain Portfolios have been subject to a change. Please see Appendix C -- "Additional Information Regarding the Underlying Porfolios."

ENHANCED DEFERRED ANNUITIES AVAILABLE:
   o    TSA
   o    403(a)
   o    PEDC
   o    Traditional IRA
   o    Non-Qualified
   o    Non-Qualified (for certain deferred arrangements or plans)

ENHANCED INCOME ANNUITIES AVAILABLE:
   o    TSA
   o    403(a)
   o    PEDC
   o    Traditional IRA
   o    Non-Qualified
   o    Non-Qualified (for certain deferred arrangements or plans)

An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:

   o    a bank deposit or obligation;
   o    federally insured or guaranteed; or
   o    endorsed by any bank or other financial institution.

HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Enhanced Deferred Annuities, Enhanced Income Annuities and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated April 30, 2018. The SAI is considered part of this Prospectus as though it were included in the

Prospectus. The Table of Contents of the SAI appears on page 78 of this Prospectus. To view or download the SAI, go to our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342
Phone: 800-638-7732

The Securities and Exchange Commission has a website (http://www.sec.gov), which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.



                        PROSPECTUS DATED APRIL 30, 2018

                               TABLE OF CONTENTS






                                                     PAGE
                                                    -----
IMPORTANT TERMS YOU SHOULD KNOW.................... 3
TABLE OF EXPENSES.................................. 5
ACCUMULATION UNIT VALUES TABLE..................... 10
METLIFE............................................ 11
METROPOLITAN LIFE SEPARATE ACCOUNT E............... 11
VARIABLE ANNUITIES................................. 11
A Deferred Annuity................................. 12
Non-Natural Persons as Owners or Beneficiaries..... 12
An Income Annuity.................................. 12
YOUR INVESTMENT CHOICES............................ 13
Investment Choices Which Are Fund of Funds......... 18
Additional Information About the Portfolios........ 18
Certain Payments We Receive with Regard to the
  Portfolios....................................... 19
Portfolio Selection................................ 19
DEFERRED ANNUITIES................................. 20
The Deferred Annuity and Your Retirement Plan...... 20
403(b) Plan Terminations........................... 20
Other Plan Terminations............................ 21
Automated Investment Strategies.................... 21
Purchase Payments.................................. 22
  Purchase Payments -- Section 403(b) Plans........ 23
  Allocation of Purchase Payments.................. 23
  Limits on Purchase Payments...................... 23
The Value of Your Investment....................... 24
Transfers.......................................... 24
Restrictions on Transfers.......................... 25
Access To Your Money............................... 27
  Account Reduction Loans.......................... 27
  Systematic Withdrawal Program.................... 27
  Minimum Distribution............................. 29
Annual Contract Fee................................ 29
  Account Reduction Loan Fees...................... 29
Charges............................................ 29
  Insurance-Related or Separate Account Charge..... 29
  Investment-Related Charge........................ 30
Premium and Other Taxes............................ 30
Early Withdrawal Charges........................... 30
  When No Early Withdrawal Charge Applies.......... 31
  When A Different Early Withdrawal Charge
    May Apply...................................... 33
Free Look.......................................... 33
Death Benefit...................................... 34
Pay-Out Options (or Income Options)................ 35
INCOME ANNUITIES................................... 36
Income Payment Types............................... 36
Minimum Size of Your Income Payment................ 38
Allocation......................................... 38
The Value of Your Income Payments.................. 38
Reallocations...................................... 39
Restrictions on Transfers.......................... 40
Contract Fee....................................... 42


                                                     PAGE
                                                    -----
Charges............................................ 42
  Insurance-Related or Separate Account Charge..... 43
  Investment-Related Charge........................ 43
Premium and Other Taxes............................ 43
Free Look.......................................... 43
GENERAL INFORMATION................................ 44
Administration..................................... 44
  Purchase Payments................................ 44
  Confirming Transactions.......................... 44
  Processing Transactions.......................... 45
  By Telephone or Internet......................... 45
  Telephone and Computer Systems................... 45
  After Your Death................................. 46
  Abandoned Property Requirements.................. 46
  Misstatement..................................... 46
  Cybersecurity.................................... 46
  Third Party Requests............................. 47
  Valuation -- Suspension of Payments.............. 47
Advertising Performance............................ 47
Changes to Your Deferred Annuity or Income
  Annuity.......................................... 48
Voting Rights...................................... 49
Who Sells the Deferred Annuities and Income
  Annuities........................................ 49
Financial Statements............................... 50
Your Spouse's Rights............................... 50
When We Can Cancel Your Deferred Annuity or
  Income Annuity................................... 51
Special Charges That Apply If Your Retirement
  Plan Terminates Its Deferred Annuity or Takes
  Other Action..................................... 51
INCOME TAXES....................................... 52
Introduction....................................... 52
Non-Qualified Annuity Contracts.................... 52
Accumulation....................................... 52
Death Benefits..................................... 53
Taxation of Payments in Annuity Form............... 54
Qualified Annuity Contracts........................ 55
Required Minimum Distributions..................... 58
Additional Information regarding IRAs.............. 59
LEGAL PROCEEDINGS.................................. 62
APPENDIX A: PREMIUM TAX TABLE...................... 63
APPENDIX B: ACCUMULATION UNIT VALUES FOR EACH
  DIVISION......................................... 64
APPENDIX C: ADDITIONAL INFORMATION REGARDING
  THE PORTFOLIOS................................... 75
APPENDIX D: PORTFOLIO LEGAL AND MARKETING
  NAMES............................................ 76
APPENDIX E: TEXAS OPTIONAL RETIREMENT PROGRAM...... 77
APPENDIX F: TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION........................ 78



The Deferred Annuities or Income Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, supplements to the Prospectus or any supplemental sales material we authorize.

                        IMPORTANT TERMS YOU SHOULD KNOW


ACCOUNT VALUE -- When You purchase a Deferred Annuity, an account is set up for You. Your Account Value is the total amount of money credited to You under your Deferred Annuity including money in the Divisions of the Separate Account and the Fixed Interest Account, less any account reduction loans.

ACCUMULATION UNIT VALUE -- With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE -- The Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your Administrative Office. The telephone number to call to initiate a request is 1-800-638-7732.

ANNUITY UNIT VALUE -- With an Income Annuity or variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR) -- Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.


CONTRACT -- A Contract is the legal agreement between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR -- Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to fifteen months after the Deferred Annuity is issued.

DEFERRED ANNUITY -- This term is used throughout this Prospectus when we are referring to both Enhanced Deferred Annuities and Financial Freedom Deferred Annuities.


DIVISIONS -- Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to a Division, the Division purchases shares of a Portfolio (with the same name) within Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds or American Funds(R).

EARLY WITHDRAWAL CHARGE -- The Early Withdrawal Charge is an amount we deduct from your Account Value if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.


EXCHANGE -- In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


FREE LOOK -- You may cancel your Contract within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Account, if applicable) or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).


GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures, and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative (where applicable) before submitting the form or request.

INCOME ANNUITY -- This term is used throughout this Prospectus when we are referring to both Enhanced Income Annuities and Financial Freedom Income Annuities.

METLIFE -- MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT -- A Separate Account is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY -- An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.


YOU -- In this Prospectus, depending on the context, "You" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity or the participant or annuitant under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for PEDC, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(f) deferred compensation plans,
Section 457(e)(11) severance and death benefit plans and Section 415(m) qualified governmental excess benefit arrangements, "You" means the trustee or employer. In connection with a 403(b) plan termination, as of the date of the Contract or cash distribution under such distribution, "You" means the participant who has received such Contract or cash distribution.

                               TABLE OF EXPENSES
--------------------------------------------------------------------------------
        ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES



The following tables describe the fees and expenses You will pay when You buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges You will pay at the time You purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers between the Divisions of your Deferred Annuity or Income Annuity. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions, see Appendix A) and other taxes which may apply.



CONTRACT OWNER TRANSACTION EXPENSES


SALES LOAD IMPOSED ON PURCHASE PAYMENTS.............................................. None
EARLY WITHDRAWAL CHARGE.............................................................. Up to 7%
(as a percentage of each purchase payment funding the withdrawal during the pay-in phase)(1)
EXCHANGE FEE FOR DEFERRED ANNUITIES.................................................. None
SURRENDER FEE FOR DEFERRED ANNUITIES................................................. None
ACCOUNT REDUCTION LOAN INITIATION FEE................................................ $75(2)
ANNUAL ACCOUNT REDUCTION LOAN MAINTENANCE FEE (PER LOAN OUTSTANDING)................. $50(2)
TRANSFER FEE......................................................................... None


The second table describes the fees and expenses that You will bear periodically during the time You hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.
An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within seven years of when they were credited to your Deferred Annuity. The charge on purchase payments is calculated according to the following schedule:



 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     7%
               2                     6%
               3                     5%
               4                     4%
               5                     3%
               6                     2%
               7                     1%
          Thereafter                 0%


There are times when the Early Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, each Contract Year You may take the greater of 20% (10% for certain Enhanced Deferred Annuities) of your Account Value or your purchase payments made over seven years ago free of Early Withdrawal Charges. There are no Early Withdrawal Charges applied to the Enhanced Non-Qualified Deferred Annuities for Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans and
      Section 457(e)(11) severance and death benefit plans.


2 Either or both fees may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.




ANNUAL CONTRACT FEE FOR DEFERRED ANNUITIES(3)............................ None
SEPARATE ACCOUNT CHARGE(4)
(as a percentage of your average Account Balance in the Separate Account)
General Administrative Expenses Charge................................... .20%
Mortality and Expense Risk Charge........................................ .75%
TOTAL SEPARATE ACCOUNT ANNUAL CHARGE(4)
Current and Maximum Guaranteed Charge.................................... .95%


3  A $20 Annual Contract Fee is imposed on money in the Fixed Interest Account.
      This fee may be waived under certain circumstances.

4 Pursuant to the terms of the Contract, our total Separate Account charge will not exceed .95% of your average balance in the Divisions. For purposes of presentation here, we estimated the allocation between general administrative expenses and the mortality and expense risk charge for Deferred Annuities or the amount of underlying Portfolio shares we have designated in the Investment Divisions to generate your income payments for Income Annuities.


We are waiving 0.08% of the Separate Account Charge for the Investment Division investing in the Brighthouse/Wellington Large Cap Research Portfolio. We are waiving the amount, if any, of the Separate Account charge equal to the underlying portfolio expenses that are in excess of 0.88% for the Division investing in the MFS(R)

Research International Portfolio - Class A of Brighthouse Trust I. We are waiving an amount equal to the Portfolio expenses that are in excess 0.62% for the Division investing in the Oppenheimer Global Equity Portfolio of Brighthouse Trust I.

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that You may bear periodically while You hold the Contract. Certain Portfolios may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the MFS(R) Value, BlackRock Capital Appreciation, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, PIMCO Inflation Protected Bond, SSGA Growth ETF, SSGA Growth and Income ETF Portfolios, which are Class E Portfolios, Brighthouse/Franklin Low Duration and Total Return Loomis Sayles Global Markets, which are Class B Portfolios, American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C Portfolios, and the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning the Brighthouse Trust I, the Brighthouse Trust II, the Calvert Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses. Current prospectuses for the Portfolios can be obtained by calling 800 638-7732. Please read the prospectuses carefully before making your allocations to the Divisions.

------------
MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.27%       1.12%


PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.



                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
-- CLASS 2
 American Funds Bond Fund..................    0.36%     0.25%          0.02%
 American Funds Global Small
  Capitalization Fund......................    0.70%     0.25%          0.04%
 American Funds Growth Fund................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund.........    0.26%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C.....................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C.....................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C.....................    0.06%     0.55%          0.01%
 Brighthouse Asset Allocation 100
  Portfolio -- Class A.....................    0.07%       --           0.01%
 Brighthouse/Franklin Low Duration Total
  Return Portfolio -- Class B..............    0.50%     0.25%          0.05%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class A............    0.56%       --           0.02%
 Clarion Global Real Estate Portfolio --
  Class E..................................    0.61%     0.15%          0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A..................................    0.55%       --           0.03%
 Harris Oakmark International Portfolio --
  Class E..................................    0.77%     0.15%          0.04%
 Invesco Small Cap Growth Portfolio --
  Class E..................................    0.85%     0.15%          0.03%



                                                              TOTAL       FEE WAIVER    NET TOTAL
                                               ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                               FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                    AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------- -------------- ----------- --------------- ----------
-- CLASS 2
 American Funds Bond Fund..................   --             0.63%       --              0.63%
 American Funds Global Small
  Capitalization Fund......................   --             0.99%       --              0.99%
 American Funds Growth Fund................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund.........   --             0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C..................... 0.42%            1.03%       --              1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C..................... 0.43%            1.05%       --              1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C..................... 0.40%            1.02%       --              1.02%
 Brighthouse Asset Allocation 100
  Portfolio -- Class A..................... 0.67%            0.75%       --              0.75%
 Brighthouse/Franklin Low Duration Total
  Return Portfolio -- Class B..............   --             0.80%     0.07%             0.73%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class A............   --             0.58%     0.04%             0.54%
 Clarion Global Real Estate Portfolio --
  Class E..................................   --             0.81%       --              0.81%
 ClearBridge Aggressive Growth Portfolio --
  Class A..................................   --             0.58%     0.02%             0.56%
 Harris Oakmark International Portfolio --
  Class E..................................   --             0.96%     0.02%             0.94%
 Invesco Small Cap Growth Portfolio --
  Class E..................................   --             1.03%     0.02%             1.01%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                              FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Loomis Sayles Global Markets Portfolio --
  Class B........................................    0.70%     0.25%          0.08%
 MFS(R) Research International Portfolio --
  Class A........................................    0.69%       --           0.05%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................    0.65%       --           0.04%
 Oppenheimer Global Equity Portfolio --
  Class A........................................    0.66%       --           0.04%
 PIMCO Inflation Protected Bond
  Portfolio -- Class E...........................    0.47%     0.15%          0.50%
 PIMCO Total Return Portfolio -- Class A.........    0.48%       --           0.08%
 SSGA Growth and Income ETF Portfolio --
  Class E........................................    0.31%     0.15%          0.01%
 SSGA Growth ETF Portfolio -- Class E............    0.32%     0.15%          0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A........................................    0.75%       --           0.03%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A...........................    0.65%       --           0.03%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A...........................    0.79%       --           0.06%
 BlackRock Bond Income Portfolio --
  Class A........................................    0.33%       --           0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class E...........................    0.69%     0.15%          0.03%
 Brighthouse Asset Allocation 20
  Portfolio -- Class A...........................    0.09%       --           0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class A...........................    0.06%       --             --
 Brighthouse Asset Allocation 60
  Portfolio -- Class A...........................    0.05%       --             --
 Brighthouse Asset Allocation 80
  Portfolio -- Class A...........................    0.05%       --           0.01%
 Brighthouse/Artisan Mid Cap Value
  Portfolio -- Class A...........................    0.82%       --           0.03%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A...........................    0.46%       --           0.08%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............    0.70%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class A........................................    0.71%       --           0.04%
 Jennison Growth Portfolio -- Class A............    0.60%       --           0.02%
 Loomis Sayles Small Cap Core Portfolio --
  Class A........................................    0.90%       --           0.07%
 Loomis Sayles Small Cap Growth
  Portfolio -- Class A...........................    0.90%       --           0.07%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................    0.25%       --           0.03%
 MetLife Mid Cap Stock Index Portfolio --
  Class A........................................    0.25%       --           0.04%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................    0.30%       --           0.07%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................    0.25%       --           0.06%
 MetLife Stock Index Portfolio -- Class A........    0.25%       --           0.02%
 MFS(R) Total Return Portfolio -- Class A........    0.56%       --           0.05%
 MFS(R) Value Portfolio -- Class E...............    0.62%     0.15%          0.02%
 Neuberger Berman Genesis Portfolio --
  Class A........................................    0.81%       --           0.04%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                          AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Loomis Sayles Global Markets Portfolio --
  Class B........................................   --             1.03%       --              1.03%
 MFS(R) Research International Portfolio --
  Class A........................................   --             0.74%     0.10%             0.64%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................   --             0.69%     0.02%             0.67%
 Oppenheimer Global Equity Portfolio --
  Class A........................................   --             0.70%     0.10%             0.60%
 PIMCO Inflation Protected Bond
  Portfolio -- Class E...........................   --             1.12%     0.01%             1.11%
 PIMCO Total Return Portfolio -- Class A.........   --             0.56%     0.03%             0.53%
 SSGA Growth and Income ETF Portfolio --
  Class E........................................ 0.20%            0.67%       --              0.67%
 SSGA Growth ETF Portfolio -- Class E............ 0.21%            0.70%       --              0.70%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A........................................   --             0.78%       --              0.78%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A...........................   --             0.68%     0.09%             0.59%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A...........................   --             0.85%     0.12%             0.73%
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.51%       --              0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class E...........................   --             0.87%     0.09%             0.78%
 Brighthouse Asset Allocation 20
  Portfolio -- Class A........................... 0.57%            0.69%     0.02%             0.67%
 Brighthouse Asset Allocation 40
  Portfolio -- Class A........................... 0.59%            0.65%       --              0.65%
 Brighthouse Asset Allocation 60
  Portfolio -- Class A........................... 0.61%            0.66%       --              0.66%
 Brighthouse Asset Allocation 80
  Portfolio -- Class A........................... 0.64%            0.70%       --              0.70%
 Brighthouse/Artisan Mid Cap Value
  Portfolio -- Class A...........................   --             0.85%     0.05%             0.80%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A...........................   --             0.54%       --              0.54%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............   --             0.72%     0.11%             0.61%
 Frontier Mid Cap Growth Portfolio --
  Class A........................................   --             0.75%     0.02%             0.73%
 Jennison Growth Portfolio -- Class A............   --             0.62%     0.08%             0.54%
 Loomis Sayles Small Cap Core Portfolio --
  Class A........................................ 0.03%            1.00%     0.08%             0.92%
 Loomis Sayles Small Cap Growth
  Portfolio -- Class A...........................   --             0.97%     0.09%             0.88%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................   --             0.28%     0.01%             0.27%
 MetLife Mid Cap Stock Index Portfolio --
  Class A........................................ 0.01%            0.30%       --              0.30%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................ 0.01%            0.38%       --              0.38%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................ 0.01%            0.32%       --              0.32%
 MetLife Stock Index Portfolio -- Class A........   --             0.27%     0.01%             0.26%
 MFS(R) Total Return Portfolio -- Class A........   --             0.61%       --              0.61%
 MFS(R) Value Portfolio -- Class E...............   --             0.79%     0.06%             0.73%
 Neuberger Berman Genesis Portfolio --
  Class A........................................   --             0.85%     0.01%             0.84%

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                            FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A......................... 0.60%          --           0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A......................... 0.47%          --           0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A........... 0.56%          --           0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A......... 0.47%          --           0.02%
 Calvert VP SRI Balanced Portfolio --
  Class I...................................... 0.53%          --           0.16%
 Calvert VP SRI Mid Cap Portfolio.............. 0.77%          --           0.27%
 Equity-Income Portfolio -- Initial Class...... 0.44%          --           0.09%
 Freedom 2020 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2025 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2030 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2035 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2040 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2045 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2050 Portfolio -- Service Class 2.....   --         0.25%            --
 Growth Portfolio -- Initial Class............. 0.54%          --           0.10%
 Investment Grade Bond Portfolio -- Initial
  Class........................................ 0.31%          --           0.10%



                                                                  TOTAL       FEE WAIVER    NET TOTAL
                                                   ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                   FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                        AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- -------------- ----------- --------------- -----------
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A.........................   --             0.62%     0.05%           0.57%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A.........................   --             0.50%       --            0.50%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...........   --             0.60%     0.06%           0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........   --             0.49%     0.01%           0.48%
 Calvert VP SRI Balanced Portfolio --
  Class I......................................   --             0.69%       --            0.69%
 Calvert VP SRI Mid Cap Portfolio..............   --             1.04%     0.05%           0.99%
 Equity-Income Portfolio -- Initial Class...... 0.03%            0.56%       --            0.56%
 Freedom 2020 Portfolio -- Service Class 2..... 0.58%            0.83%       --            0.83%
 Freedom 2025 Portfolio -- Service Class 2..... 0.60%            0.85%       --            0.85%
 Freedom 2030 Portfolio -- Service Class 2..... 0.65%            0.90%       --            0.90%
 Freedom 2035 Portfolio -- Service Class 2..... 0.68%            0.93%       --            0.93%
 Freedom 2040 Portfolio -- Service Class 2..... 0.68%            0.93%       --            0.93%
 Freedom 2045 Portfolio -- Service Class 2..... 0.68%            0.93%       --            0.93%
 Freedom 2050 Portfolio -- Service Class 2..... 0.68%            0.93%       --            0.93%
 Growth Portfolio -- Initial Class.............   --             0.64%       --            0.64%
 Investment Grade Bond Portfolio -- Initial
  Class........................................   --             0.41%       --            0.41%



The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from April 30, 2018 through April 30, 2019. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios' prospectuses for additional information regarding these arrangements.


Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES

The examples are intended to help You compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the Contract Owner Transaction Expenses (described in the first table), the Separate Account Annual Charge and other costs You bear while You hold the Deferred Annuity or Income Annuity (described in the second table) and the Total Annual Portfolio Operating Expenses (described in the third table).


EXAMPLE 1.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;


   o your Deferred Annuity permits You to withdraw 10% of your Account Value free from Early Withdrawal Charges each Contract Year;


   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   the underlying Portfolio earns a 5% annual return; and

   o You fully surrender your Deferred Annuity with applicable Early Withdrawal Charges deducted.



                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $907      $1,039      $1,338      $2,366
Minimum........     $822      $  780      $  898      $1,450


EXAMPLE 2.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;


   o your Deferred Annuity permits You to withdraw 20% of your Account Value free from Early Withdrawal Charges each Contract Year;


   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   the underlying Portfolio earns a 5% annual return; and

   o You fully surrender your Deferred Annuity with applicable Early Withdrawal Charges deducted.



                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $907      $1,039      $1,338      $2,366
Minimum........     $822      $  780      $  898      $1,450


EXAMPLE 3.

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   the underlying Portfolio earns a 5% annual return; and

   o You annuitize (elect a pay-out option under your Deferred Annuity under which You receive income payments over your lifetime or for a period of at least five full years) or do not surrender your Deferred Annuity. (No Early Withdrawal Charges are deducted.)



                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $207        $639      $1,098      $2,366
Minimum........     $122        $380      $  658      $1,450

                            ACCUMULATION UNIT VALUES

--------------------------------------------------------------------------------

                               FOR EACH DIVISION

--------------------------------------------------------------------------------

See Appendix B.

                                    METLIFE
--------------------------------------------------------------------------------

Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a $270.2 billion general account portfolio invested primarily in investment grade corporate bonds, structured finance securities, mortgage loans and U.S. Treasury and agency securities, as well as real estate and corporate equity, at December 31, 2017. The Company was incorporated under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York NY 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc.




                      METROPOLITAN LIFE SEPARATE ACCOUNT E
--------------------------------------------------------------------------------

We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Enhanced Preference Plus Account and Financial Freedom Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments and are not guaranteed by our parent company, MetLife, Inc., or by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While MetLife does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.




                               VARIABLE ANNUITIES
--------------------------------------------------------------------------------

There are two types of variable annuities described in this Prospectus:
Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the Divisions You choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus. The Prospectus describes the material features of the Deferred Annuities and the Income Annuities.


The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment company under the 1940 Act. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed annuity payments are subject to our financial strength and claims-paying ability.


The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to employers, associations, trusts or other groups for their employees, members or participants.


A DEFERRED ANNUITY


You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All tax sheltered annuities ("TSA(s)"), public employee deferred compensation ("PEDC") arrangements, 403(a) and individual retirement plan(s) ("IRA(s)") receive tax deferral under the Internal Revenue Code ("Code"). There are no additional tax benefits from funding these tax qualified arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral, such as the availability of a guaranteed income for life or the death benefit, for acquiring the Deferred Annuity within these arrangements.


NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If a non-natural person, such as a trust, is the Owner of a non-qualified Deferred Annuity, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a beneficiary under the Deferred Annuity will generally, eliminate the beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Deferred Annuity and the living (if any) and/or death benefits.


A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when You either take all of your money out of the account or You elect "income" payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing annuity contract. You should replace an existing contract only when You determine that the Deferred Annuity is better for You. You may have to pay a withdrawal charge on your existing contract, and the Deferred Annuity may impose a new withdrawal charge period. Before You buy a Deferred Annuity ask your registered representative if purchasing a Deferred Annuity would be advantageous, given the Deferred Annuity's features, benefits and charges.

You should talk to your tax adviser to make sure that this purchase will qualify as a tax-free exchange. If You surrender your existing contract for cash and then buy the Deferred Annuity, You may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Deferred Annuity may be delayed.


We no longer make the Enhanced Preference Plus Account Deferred Annuity available, however, current Contract Owners may continue to make additional purchase payments, and new participants may enroll under any issued group Contract.



AN INCOME ANNUITY

An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments You receive will depend on such things as the income payment type You choose, your investment choices and the amount of your purchase payment.

The Enhanced Preference Plus Account Income Annuities are no longer available.

                            YOUR INVESTMENT CHOICES
--------------------------------------------------------------------------------

Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the Divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds(R) Portfolios, which are Class 2, and the following Brighthouse Trust I and Brighthouse Trust II
Portfolios: BlackRock Capital Appreciation, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, MFS(R) Value, PIMCO Inflation Protected Bond, SSGA Growth ETF, SSGA Growth and Income ETF Portfolios, which are Class E, Brighthouse/Franklin Low Duration Total Return and Loomis Sayles Global Markets, which are Class B, and American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation and American Funds(R) Moderate Allocation, which are Class C.

The investment choices are listed in alphabetical order below (based upon the Portfolio's legal names). (See Appendix D -- "Portfolio Legal and Marketing Names.") The Divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. While the Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. The degree of investment risk You assume will depend on the Divisions You choose. Since your Account Value or income payments are subject to the risks associated with investing in stocks and bonds, your Account Value and/or variable income payments based on amounts allocated to the Divisions may go down as well as up.


Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 1 800-638-7732 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment manager and any sub-investment manager.



              PORTFOLIO                         INVESTMENT OBJECTIVE           INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
------------------------------------- --------------------------------------- ------------------------------------------
AMERICAN FUNDS(R)
American Funds Bond Fund              Seeks as high a level of current        Capital Research and Management
                                      income as is consistent with the        Companysm
                                      preservation of capital.
American Funds Global Small           Seeks long-term growth of capital.      Capital Research and Management
 Capitalization Fund                                                          Companysm
American Funds Growth Fund            Seeks growth of capital.                Capital Research and Management
                                                                              Companysm
American Funds Growth-Income          Seeks long-term growth of capital and   Capital Research and Management
 Fund                                 income.                                 Companysm
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced            Seeks a balance between a high level    Brighthouse Investment Advisers, LLC
 Allocation Portfolio                 of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
American Funds(R) Growth Allocation   Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio
American Funds(R) Moderate            Seeks a high total return in the form   Brighthouse Investment Advisers, LLC
 Allocation Portfolio                 of income and growth of capital, with
                                      a greater emphasis on income.

                PORTFOLIO                            INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------------- ----------------------------------------- ------------------------------------------
Brighthouse Asset Allocation 100          Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Franklin Low Duration         Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Total Return Portfolio                   while seeking preservation of             Subadviser: Franklin Advisers, Inc.
                                          shareholders' capital.
Brighthouse/Wellington Large Cap          Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Research Portfolio                                                                 Subadviser: Wellington Management
                                                                                    Company LLP
Clarion Global Real Estate Portfolio      Seeks total return through investment     Brighthouse Investment Advisers, LLC
                                          in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                          both capital appreciation and current     LLC
                                          income.
ClearBridge Aggressive Growth             Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: ClearBridge Investments,
                                                                                    LLC
Harris Oakmark International              Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Harris Associates L.P.
Invesco Small Cap Growth Portfolio        Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Markets              Seeks high total investment return        Brighthouse Investment Advisers, LLC
 Portfolio                                through a combination of capital          Subadviser: Loomis, Sayles &
                                          appreciation and income.                  Company, L.P.
MFS(R) Research International Portfolio   Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Morgan Stanley Mid Cap Growth             Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Morgan Stanley
                                                                                    Investment Management Inc.
Oppenheimer Global Equity Portfolio       Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond            Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio                                consistent with preservation of capital   Subadviser: Pacific Investment
                                          and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio              Seeks maximum total return,               Brighthouse Investment Advisers, LLC
                                          consistent with the preservation of       Subadviser: Pacific Investment
                                          capital and prudent investment            Management Company LLC
                                          management.
SSGA Growth and Income ETF                Seeks growth of capital and income.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: SSGA Funds
                                                                                    Management, Inc.
SSGA Growth ETF Portfolio                 Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: SSGA Funds
                                                                                    Management, Inc.
T. Rowe Price Mid Cap Growth              Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Victory Sycamore Mid Cap Value            Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio                                equity securities of mid-sized            Subadviser: Victory Capital
                                          companies.                                Management Inc.

              PORTFOLIO                         INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
------------------------------------- ---------------------------------------- ------------------------------------------
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock   Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: Baillie Gifford Overseas
                                                                               Limited
BlackRock Bond Income Portfolio       Seeks a competitive total return         Brighthouse Investment Advisers, LLC
                                      primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                      fixed-income securities.
BlackRock Capital Appreciation        Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20       Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
 Portfolio                            with growth of capital as a secondary
                                      objective.
Brighthouse Asset Allocation 40       Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio                            income and growth of capital, with a
                                      greater emphasis on income.
Brighthouse Asset Allocation 60       Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio                            of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
Brighthouse Asset Allocation 80       Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Artisan Mid Cap Value     Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: Artisan Partners Limited
                                                                               Partnership
Brighthouse/Wellington Balanced       Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio                            with some current income.                Subadviser: Wellington Management
                                                                               Company LLP
Brighthouse/Wellington Core Equity    Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio              income over time and, secondarily,       Subadviser: Wellington Management
                                      long-term capital appreciation and       Company LLP
                                      current income.
Frontier Mid Cap Growth Portfolio     Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Frontier Capital
                                                                               Management Company, LLC
Jennison Growth Portfolio             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core          Seeks long-term capital growth from      Brighthouse Investment Advisers, LLC
 Portfolio                            investments in common stocks or          Subadviser: Loomis, Sayles &
                                      other equity securities.                 Company, L.P.
Loomis Sayles Small Cap Growth        Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: Loomis, Sayles &
                                                                               Company, L.P.
MetLife Aggregate Bond Index          Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio                            Bloomberg Barclays U.S. Aggregate        Subadviser: MetLife Investment
                                      Bond Index.                              Advisors, LLC
MetLife Mid Cap Stock Index           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio                            Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                      Composite Stock Price Index.             Advisors, LLC

                PORTFOLIO                            INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------------- ----------------------------------------- ------------------------------------------
MetLife MSCI EAFE(R) Index Portfolio      Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
                                          MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                    Advisors, LLC
MetLife Russell 2000(R) Index Portfolio   Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
                                          Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                    Advisors, LLC
MetLife Stock Index Portfolio             Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
                                          Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                          Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio             Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                          investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio                    Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis Portfolio        Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
                                          principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth            Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth            Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic        Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio             consistent with preservation of           Subadviser: Western Asset
                                          capital.                                  Management Company
Western Asset Management                  Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio                consistent with preservation of capital   Subadviser: Western Asset
                                          and maintenance of liquidity.             Management Company
CALVERT FUND
Calvert VP SRI Balanced Portfolio         Seeks to achieve a competitive total      Calvert Research and Management
                                          return through an actively managed
                                          portfolio of stocks, bonds and money
                                          market instruments which offer
                                          income and capital growth
                                          opportunity.
Calvert VP SRI Mid Cap Portfolio          Seeks to provide long-term capital        Calvert Research and Management
                                          appreciation by investing primarily in
                                          a portfolio of the equity securities of
                                          mid-sized companies that are
                                          undervalued but demonstrate a
                                          potential for growth.
FIDELITY(R) VIP FUNDS
Equity-Income Portfolio                   Seeks reasonable income. The fund         Fidelity Management & Research
                                          will also consider the potential for      Company
                                          capital appreciation. The fund's goal     Subadviser: FMR Co., Inc.
                                          is to achieve a yield which exceeds
                                          the composite yield on the securities
                                          comprising the S&P 500(R) Index.

            PORTFOLIO                       INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
--------------------------------- ---------------------------------------- ------------------------------------------
Freedom 2020 Portfolio            Seeks high total return with a           Fidelity Management & Research
                                  secondary objective of principal         Company
                                  preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                  its target date and beyond.
Freedom 2025 Portfolio            Seeks high total return with a           Fidelity Management & Research
                                  secondary objective of principal         Company
                                  preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                  its target date and beyond.
Freedom 2030 Portfolio            Seeks high total return with a           Fidelity Management & Research
                                  secondary objective of principal         Company
                                  preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                  its target date and beyond.
Freedom 2035 Portfolio            Seeks high total return with a           Fidelity Management & Research
                                  secondary objective of principal         Company
                                  preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                  its target date and beyond.
Freedom 2040 Portfolio            Seeks high total return with a           Fidelity Management & Research
                                  secondary objective of principal         Company
                                  preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                  its target date and beyond.
Freedom 2045 Portfolio            Seeks high total return with a           Fidelity Management & Research
                                  secondary objective of principal         Company
                                  preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                  its target date and beyond.
Freedom 2050 Portfolio            Seeks high total return with a           Fidelity Management & Research
                                  secondary objective of principal         Company
                                  preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                  its target date and beyond.
Growth Portfolio                  Seeks to achieve capital appreciation.   Fidelity Management & Research
                                                                           Company
                                                                           Subadviser: FMR Co., Inc.
Investment Grade Bond Portfolio   Seeks as high a level of current         Fidelity Management & Research
                                  income as is consistent with the         Company
                                  preservation of capital.                 Subadviser: Fidelity Investments
                                                                           Money Management, Inc.

Certain Portfolios have been subject to a change. Please see Appendix C --"Additional Information Regarding the Portfolios."


INVESTMENT CHOICES WHICH ARE FUND OF FUNDS



The following Portfolios available within Brighthouse Trust I and Brighthouse Trust II are "fund of funds":


Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio

"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The Contract or other correspondence we provide You will indicate the Divisions that are available to You. Your investment choices may be limited because:

   o Your employer, association or other group contract holder limits the available Divisions.

   o   We have restricted the available Divisions.

   o   Some of the Divisions are not approved in your state.

The Divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of Brighthouse Trust I, Brighthouse Trust II, Calvert Fund, Fidelity(R) VIP Funds and American Funds(R) Portfolios are made available only through various insurance company annuities and life insurance policies.

Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds and American Funds(R) are each a "series" type fund registered with the SEC as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of Brighthouse Trust I and Brighthouse Trust II pay Brighthouse Investment Advisers, LLC a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. The Portfolios of the Calvert Fund pay Calvert Asset Management Company, Inc. a monthly fee for its services as their investment manager. Similarly, the Portfolios of the Fidelity(R) VIP Funds pay Fidelity Management & Research Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds and American Funds(R).

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS


An investment manager or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") where MetLife, Inc. retained an ownership interest of 19.2% non-voting common stock outstanding of Brighthouse Financial, Inc. Brighthouse subsidiaries include Brighthouse Investment Advisers, LLC, which serves as the investment adviser for the Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and Our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby we receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. As of December 31, 2017, approximately 85% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.


Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in each Portfolio's prospectus. (See the Fee Table and "Who Sells the Deferred Annuities and Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment return.


PORTFOLIO SELECTION


We select the Portfolios offered through the Contracts based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment manager are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.




                               DEFERRED ANNUITIES
--------------------------------------------------------------------------------
This Prospectus describes the following Deferred Annuities under which You can accumulate money:

Financial Freedom Account:
o    TSA (Tax Sheltered Annuity)
o    403(a) (Qualified annuity plans under Section 403(a))
o    Non-Qualified (for certain deferred arrangements and plans)

Enhanced Preference Plus Account:
o    TSA (Tax Sheltered Annuity)
o    403(a) (Qualified annuity plans under Section 403(a))
o    PEDC (Public Employee Deferred Compensation)
o    Traditional IRA (Individual Retirement Annuities)
o    Non-Qualified
o    Non-Qualified (for certain deferred arrangements and plans)

These Non-Qualified Deferred Annuities (for certain deferred arrangements and plans) include Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(e)(11) severance and death benefits plans, and for Financial Freedom Deferred Annuities only, Section 415(m) qualified governmental excess benefit arrangements. The Non-Qualified Deferred Annuities for Section 457(e)(11) severance and death benefit plans have special tax risks. We no longer offer
Section 457(e)(11) severance and death benefit plans but will accept purchase payments for those already issued.


In general under these types of non-qualified deferred compensation arrangements, all assets under the plan (including the Contract) are owned by the employer (or a trust subject to the claims of the employer's creditors). Participants may be permitted, if authorized under the plan, to make certain "deemed" investment choices and allocations. However, the entire interest under the Contract remains the property of the employer and any Account Values thereunder are maintained solely for accounting purposes under the plan.


These Deferred Annuities are issued to a group. You are then a participant under the group's Deferred Annuity. Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:


   o Allocated (your Account Value records are kept for You as an individual); or

   o Unallocated (Account Value records are kept for a plan or group as a whole).



THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN


If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Value. Also, the Deferred Annuity may require that You or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.



403(B) PLAN TERMINATIONS

Upon a 403(b) plan termination, your employer is required to distribute your plan benefits under the Contract to You. Your employer may permit You to receive your distribution of your 403(b) plan benefit in cash or in the form of the Contract.

If You elect to receive your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable Early Withdrawal Charges. Outstanding loans will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See "Income Taxes.") Early Withdrawal Charges will be waived if the net distribution is made under the exceptions listed in the "When No Early Withdrawal Charge Applies" section of the Prospectus. However, if your employer chooses to distribute cash as the default option, your employer may not give You the opportunity to instruct MetLife to make, at a minimum, a direct transfer to another funding option or annuity contract issued by us or one of our affiliates, which may avoid an Early Withdrawal Charge. In that case, You will receive the net cash distribution, less any applicable Early Withdrawal Charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in the form of the Contract, we will continue to administer the Contract according to its terms. However in that case, You may not make any additional purchase payments or take any loans. In addition, MetLife will rely on You to provide certain information that would otherwise be provided to MetLife by the employer or plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of the Contract as a default option when that Contract is an investment vehicle for a TSA ERISA plan.


OTHER PLAN TERMINATIONS


Upon termination of a retirement plan that is not a Section 403(b) plan, your employer is generally required to distribute your plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable Early Withdrawal Charges. Outstanding loans, if available will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition, your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See "Income Taxes.") Early Withdrawal Charges will be waived if the net distribution is made under the exceptions listed in the "Early Withdrawal Charges" section of the prospectus. However, your employer may not give You the opportunity to instruct MetLife to make, at a minimum, a direct transfer to another funding option or annuity contract issued by us or one of our affiliates which may avoid a withdrawal charge. In that case, You will receive the net cash distribution, less any applicable Early Withdrawal Charge and withholding.



AUTOMATED INVESTMENT STRATEGIES

There are five automated investment strategies available to You for Enhanced Deferred Annuities. We created these investment strategies to help You manage your money. You decide if one is appropriate for You based upon your risk tolerance and savings goals. The Equity Generator is the only investment strategy available for Financial Freedom Deferred Annuities. These investment strategies are available to You without any additional charges. As with any investment program, no strategy can guarantee a gain -- You can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.


The Allocator, the Equalizer and the Index Selector are not available to all Enhanced Deferred Annuities. Certain administrative platforms may have an alternative dollar cost averaging program that permits an amount to be transferred from any Division to one or more different Divisions on a monthly, quarterly, semi-annual or annual basis. Certain administrative platforms may have an alternative rebalancing program that permits rebalancing on a one-time, quarterly, semi-annually or annual basis. Your enrollment form will indicate if any of the automated investment strategies or the alternative dollar cost averaging program and the alternative rebalancing program is available under Your Contract.

THE EQUITY GENERATOR(R): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division, based on your selection. If your Fixed Interest Account Value at the time of a scheduled transfer is zero, this strategy is automatically discontinued.


Certain administrative platforms may allow an amount equal to the interest earned in the Fixed Interest Account to be transferred quarterly to the MetLife Stock Index Division.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and You never request allocation changes or transfers, You will not pay more in Early Withdrawal Charges than your Contract earns. Early Withdrawal Charges may be taken from any of your earnings.

THE EQUALIZERSM: You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. Each quarter, amounts are transferred between the Fixed Interest Account and your chosen Division to make the value of each equal. For example, if You choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(R): You select a specific asset allocation for your entire Account Value from among the Divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Value in each option back to your original allocation. In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.

THE INDEX SELECTOR(R): You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account Value is allocated among the MetLife Aggregate Bond Index, MetLife Stock Index, MetLife MSCI EAFE(R) Index, MetLife Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account. Each quarter, the percentage in each of these Divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the Divisions and the Fixed Interest Account.

In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.


We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.


The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative (where applicable).


You may choose another Index Selector(R) strategy or terminate your Index Selector(R) strategy at any time. If You choose another Index Selector(R) strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to select the Index Selector(R) strategy again, You must select from the asset allocation models available at that time.


THE ALLOCATORSM: Each month, a dollar amount You choose is transferred from the Fixed Interest Account to any of the Divisions You choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account Value is exhausted, this strategy is automatically discontinued.


The Equity Generator(R) and the Allocator(SM) are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You wish to continue the strategy through periods of fluctuating prices.

We may terminate all transactions under any automated investment strategy, depending on your administrative platform, upon notification of your death.


PURCHASE PAYMENTS

There is no minimum purchase payment.

For Non-Qualified Deferred Annuities for certain deferred arrangements or plans (except those for Section 415(m) arrangements), we may require that each purchase payment be at least $2,000. In addition, we may require that your total purchase payments must be at least $15,000 for the first Contract Year and at least $5,000 each subsequent Contract Year.

Unless limited by tax law, You may continue to make purchase payments under Enhanced Deferred Annuities while You receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, salary reduction or salary deduction. You may make purchase payments to your Deferred Annuity whenever You choose, up to the date You begin receiving payments from a pay-out option.

In the case of TSA Deferred Annuity money being transferred from a fixed account of another insurance company where You did not have access to your money because the company was being rehabilitated or liquidated, we may add additional money to the amount transferred to us to reflect the earlier lack of access.


PURCHASE PAYMENTS -- SECTION 403(B) PLANS


The Internal Revenue Service ("IRS") announced regulations affecting Section 403(b) plans and arrangements which were generally effective January 1, 2009. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under Section 403(b) under certain conditions (so-called "90-24 transfers"). The regulations have the following effect regarding transfers: (1) an issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this employer requirement.


In consideration of these regulations, we have determined only to make available the Contract for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract.

If your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into your Contract, we urge You to consult with your tax adviser prior to making additional purchase payments.


ALLOCATION OF PURCHASE PAYMENTS


You decide how your money is allocated among the Fixed Interest Account and the Divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

If You choose to make an allocation to the asset allocation Divisions with your initial purchase payment, 100% of your allocation to the investment choices must be to only one of the asset allocation Divisions. After the initial purchase payment has been made, You may allocate subsequent purchase payments or make transfers from any asset allocation Division to any investment choice or to one or more of the asset allocation Divisions. We reserve the right to make certain changes to the Divisions. (See "Your Investment Choices -- Portfolio Selection.")



LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

   o   Federal tax laws;

   o Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling You in writing at least 90 days in advance;

   o Regulatory requirements. For example, if You reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after You have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to You after You turn age 60; or after You turn age 63, if the Deferred Annuity was issued before You were age 61 (except under the Enhanced PEDC Deferred Annuity);

   o Retirement, for certain Deferred Annuities. You may no longer make purchase payments if You retire;

   o   Leaving your job (for TSA and 403(a) Deferred Annuities);

   o   A withdrawal based on your leaving your job; and

   o Receiving systematic termination payments (described later) from both the Separate Account and the Fixed Interest Account.

THE VALUE OF YOUR INVESTMENT


Accumulation Units are credited to You when You make purchase payments or transfers into a Division. When You withdraw or transfer money from a Division, Accumulation Units are liquidated. We determine the number of Accumulation Units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each Division:


   o First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

   o Finally, we multiply the previous Accumulation Unit Value by this result.


EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS


Assume You make a purchase payment of $500 into one Division and that Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 Accumulation Units.




  $500
------
          =   50 Accumulation Units
   $10


CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

           $10.00 x .95 = $9.50 is the new Accumulation Unit Value


TRANSFERS


You may make tax-free transfers between Divisions or between the Divisions and the Fixed Interest Account. Such transfers are free of any Early Withdrawal Charges to You, except under certain Financial Freedom Deferred Annuities where You may incur Early Withdrawal Charges, if applicable, for money transferred from the Fixed Interest Account to the Divisions. Some additional restrictions may also apply to transfers from the Fixed Interest Account to the Divisions. For us to process a transfer, You must tell us:


   o   The percentage or dollar amount of the transfer;


   o The Divisions (or Fixed Interest Account) from which You want the money to be transferred;

   o The Divisions (or Fixed Interest Account) to which You want the money to be transferred; and


   o Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.


For additional transfer restrictions (see "General Information -- Valuation -- Suspension of Payments").


WE MAY REQUIRE YOU TO:

   o   Use our forms;

   o Maintain a minimum Account Value (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or


   o Transfer a minimum amount if the transfer is in connection with the Allocator.


RESTRICTIONS ON TRANSFERS



RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios. In addition, as described below, we intend to treat all American Funds(R) as Monitored Portfolios. We monitor transfer/reallocation activity in the following Monitored Portfolios:


     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their Portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds(R) restrictions. There is no guarantee that this process will detect all contract holders whose transfer/reallication activity in the American Funds(R) Portfolios violates this monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.

Your third-party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitations and may change from time to time as those systems are upgraded.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



ACCESS TO YOUR MONEY


You may withdraw either all or part of your Account Value from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Value, if less). To process your request, we need the following information:


   o   The percentage or dollar amount of the withdrawal; and


   o The Divisions (or Fixed Interest Account) from which You want the money to be withdrawn.


Your withdrawal may be subject to income taxes, tax penalties and Early Withdrawal Charges.

Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


You may submit a written withdrawal request, which must be received at your Administrative Office on or before the date the pay-out phase begins, that indicates that the withdrawal should be processed as of the date the pay-out phase begins, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit Value calculated as of the date the pay-out phase begins.



ACCOUNT REDUCTION LOANS


We may administer loan programs made available through plans or group arrangements on an account reduction basis for certain Deferred Annuities. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Division and the Fixed Interest Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated to the Divisions and the Fixed Interest Account in the same percentages as your current investment election for contributions. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



SYSTEMATIC WITHDRAWAL PROGRAM FOR ENHANCED TSA AND IRA AND FINANCIAL FREEDOM TSA AND 403(A) DEFERRED ANNUITIES

If we agree and if approved in your state for Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities, You may choose to automatically withdraw a specific dollar amount or a percentage of your Account Value each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Early Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. For the Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities, if You elect to receive payments through this program, You must have no loan outstanding from the Fixed Interest Account and You must either be 59 1/2 years old or have left your job. Tax law generally prohibits withdrawals from Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities before You reach 59 1/2. Your Account Value will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments You would receive from a Deferred Annuity pay-out option or under an Income Annuity.

If You elect to withdraw a dollar amount, we will pay You the same dollar amount each Contract Year. If You elect to withdraw a percentage of your Account Value, each Contract Year, we recalculate the amount You will receive based on your new Account Value.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Divisions in which You have an Account Value.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If You choose to receive a percentage of your Account Value, we will determine the amount payable on the date these payments begin. When You first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if You select to receive payments on a monthly basis with the percentage of your Account Value You request equaling $12,000, and there are six months left in the Contract Year, we will pay You $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay You over the Contract Year either the amount that You chose or an amount equal to the percentage of your Account Value You chose. For example, if You select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Value equals $12,000 at the start of a Contract Year, we will pay You $1,000 a month.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Divisions in which You then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in Good Order at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should request payment by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month on the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made at any time. If You make any of these changes, we will treat your request as though You were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at your Administrative Office at least 30 days in advance.

Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us at your Administrative Office. We may also terminate your participation in the program, depending on your administrative platform, upon notification of your death.

Systematic Withdrawal Program payments may be subject to an Early Withdrawal Charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When You first elect the program, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Value your Systematic Withdrawal

Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the Early Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

Although Early Withdrawal Charges do not apply to Systematic Withdrawal Program payments from your Separate Account Value, Early Withdrawal Charges may apply to Systematic Withdrawal Program payments from your Fixed Interest Account Value.


Participation in the Systematic Withdrawal Program is subject to our administrative procedures.


MINIMUM DISTRIBUTION


In order for You to comply with certain tax law provisions, You may be required to take money out of your Deferred Annuity. Rather than receiving your required minimum distribution in one annual lump-sum payment, You may request that we pay it to You in installments throughout the calendar year. However, we may require that You maintain a certain Account Value at the time You request these payments. We may terminate your participation in the program, depending on your administrative platform, upon notification of your death.



ANNUAL CONTRACT FEE

There is no Separate Account Annual Contract Fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year.


ACCOUNT REDUCTION LOAN FEES


We may make available account reduction loans. If your plan or group of which You are a participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 account reduction loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Division and the Fixed Interest Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.



CHARGES


There are two types of charges You pay while You have money in a Division:


   o   Insurance-related charge (or Separate Account charge), and

   o   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Early Withdrawal Charge may not fully cover all of the sales and deduction expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Contract charges.


The Separate Account charge You pay will not reduce the number of Accumulation Units credited to You. Instead, we deduct the charge as part of the calculation of the Accumulation Unit Value.



INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 0.95% annually of the average value of the amount You have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity. MetLife guarantees that the Separate Account insurance-related charge will not increase while You have this Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your "pay-in" phase is larger than your Account Value. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).



INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on which Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES


Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Values and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Values or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.


Premium taxes, if applicable, depend on the Deferred Annuity You purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Value, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


We reserve the right to deduct from the Deferred Annuity for any income taxes which we incur because of the Deferred Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Deferred Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Deferred Annuity, and in that event we may deduct such tax from the Deferred Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.


EARLY WITHDRAWAL CHARGES FOR TSA, 403(A), NON-QUALIFIED, PEDC AND IRA ENHANCED DEFERRED ANNUITIES


An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within seven years of when they were credited to your Deferred Annuity. The Early Withdrawal Charge does not apply in certain situations or upon the occurrence of certain events or circumstances. To determine the Early Withdrawal Charge for the TSA, 403(a), Non-Qualified, PEDC and IRA Enhanced Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or Divisions from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an Early Withdrawal Charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the Early Withdrawal Charge, we will then withdraw it from the Fixed Interest Account and the Divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. However, if the Early Withdrawal Charge is greater than the available purchase payments, then we will take the Early Withdrawal Charges, in whole or in part, from your earnings. For Financial Freedom and certain Non-Qualified Enhanced Deferred Annuities, Early Withdrawal Charges do not apply to the Separate Account. However, these charges may apply to withdrawals from the Fixed Interest Account and to transfers from the Fixed Interest Account into the Divisions.


For partial withdrawals, the Early Withdrawal Charge is determined by dividing the amount that is subject to the Early Withdrawal Charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the Early Withdrawal Charge. We will treat your request as a request for a full withdrawal if your Account Value is not sufficient to pay both the requested withdrawal and the Early Withdrawal Charge.


For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an Early Withdrawal Charge and pay You the rest.

The Early Withdrawal Charge on purchase payments withdrawn is as follows:


 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     7%
               2                     6%
               3                     5%
               4                     4%
               5                     3%
               6                     2%
               7                     1%
           8 & Later                 0%

The Early Withdrawal Charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of Early Withdrawal Charges we collect. However, we believe that our sales costs may exceed the Early Withdrawal Charges we collect. If so, we will pay the difference out of our general profits.

Because of the reduced sales costs for certain Enhanced Deferred Annuities, there are no Early Withdrawal Charges.

For certain deferred arrangements and plans, You pay no Early Withdrawal Charges on withdrawals from Financial Freedom Deferred Annuities and Non-Qualified Enhanced Deferred Annuities.


WHEN NO EARLY WITHDRAWAL CHARGE APPLIES FOR TSA, 403(A), NON-QUALIFIED, PEDC AND IRA ENHANCED DEFERRED ANNUITIES

In some cases, we will not charge You the Early Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet one of the conditions listed below.

You do not pay an Early Withdrawal Charge:


   o On transfers You make within your Deferred Annuity among Divisions and transfers to or from the Fixed Interest Account.


   o   On withdrawals of purchase payments You made over seven years ago.

   o If You choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

   o If You die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.


   o If your Contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the Contract, that portion of the Account Value that equals the "step up" portion of the death benefit.



   o If You withdraw up to 20% (10% for certain TSA Enhanced Deferred Annuities) of your Account Value each Contract Year. This 20% (or 10%) total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time You make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 20% (or 10%) will You have to pay Early Withdrawal Charges.


   o If the withdrawal is required for You to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity, for purposes of this exception, we will treat the Contract as if it were your only account subject to the minimum distribution rules. This exception does not apply if You have a Non-Qualified Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Code.

   o Systematic Termination. For all Deferred Annuities except certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities, if the Contract is terminated, You may withdraw your total Account Value without an Early Withdrawal Charge when the Account Value is paid in annual installments based on the following percentages of your Account Value for that year's withdrawal:



 CONTRACT YEAR     PERCENTAGE
---------------   -----------
       1*             20%
       2              25%
       3            33 1/3%
       4              50%
       5           remainder

       ------------
      *     Less that Contract Year's withdrawals.


       Any money You withdraw in excess of these percentages in any Contract Year will be subject to Early Withdrawal Charges. You may stop the systematic termination of the Contract. If You ask to restart systematic termination, You begin at the beginning of the schedule listed above.

   o If You are disabled and request a total withdrawal. Disability is defined in the Federal Social Security Act.

   o   If You retire:

       o For certain Enhanced TSA Deferred Annuities, if You have also participated for at least 10 consecutive years. This does not apply for withdrawals of money transferred into the Contract from other investment vehicles on a tax-free basis (plus earnings on such amounts). Participated for at least 10 consecutive years means that your Contract must have been in existence for 10 years prior to the requested withdrawal.

       o For the Non-Qualified and certain PEDC Deferred Annuities, if You retire.

       o For certain TSA, PEDC and 403(a) Enhanced Deferred Annuities, if You also have participated for at least 10 consecutive years unless You retire according to the definition of retirement stated in your plan. Participated for at least 10 consecutive years means that your Contract must have been in existence for 10 years prior to the requested withdrawal.

   o If your plan provides payment on account of hardship and You suffer from an unforeseen hardship. (Except for certain TSA, 403(a), Non-Qualified and IRA Enhanced Deferred Annuities.) For certain TSA Enhanced Deferred Annuities, You must only have suffered an unforeseen hardship.

   o If You leave your job with the employer that bought the Deferred Annuity. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

   o If your plan terminates and the withdrawal is transferred into another annuity contract we issue. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)


   o If You make a direct transfer to other investment vehicles we have pre-approved. (Except for certain Non-Qualified and IRA Enhanced Deferred Annuities.)


   o If You withdraw money under a plan provision which we have pre-approved. (Except for certain TSA, Non-Qualified, PEDC and IRA Enhanced Deferred Annuities.)

   o If the plan or group of which You are a participant or member permits account reduction loans, You take an account reduction loan and the withdrawal consists of these account reduction loan amounts.

   o If You have transferred money which is not subject to a withdrawal charge (because You have satisfied contractual provisions for a withdrawal without the imposition of a Contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.

   o If permitted in your state, except for Non-Qualified and IRA Deferred Annuities, if You make a direct transfer to another funding option or annuity contract issued by us or one of our affiliates and we agree.

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If You transferred money from certain eligible MetLife contracts into a Deferred Annuity, You may have different Early Withdrawal Charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.

   o   Amounts transferred before January 1, 1996:


       We credit your transfer amounts with the time You held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges (determined as previously described) for transferred amounts from your original
       Contract:



 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     5%
               2                     4%
               3                     3%
               4                     2%
               5                     1%
         6 and Beyond                0%

   o   Amounts transferred on or after January 1, 1996:


       o For certain Contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges for transferred amounts from your original
           Contract:



 AFTER THE TRANSFER     PERCENTAGE
--------------------   -----------
          1                5%
          2                4%
          3                3%
          4                2%
          5                1%
    6 and Beyond           0%


       o If we issued the other Contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other Contract as if they were made under the Deferred Annuity as of the date we received them under that Contract.



   o Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time You held them under your original Contract.

DIVORCE. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.



FREE LOOK


You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).

DEATH BENEFIT


One of the insurance guarantees we provide You under your Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies) under the following Deferred
Annuitites:

   o   Enhanced TSA

   o   Enhanced Non-Qualified

   o   Enhanced 403(a)

   o   Enhanced Traditional IRA

   o   Financial Freedom TSA

   o   Financial Freedom 403(a)

For the following Deferred Annuities the trustee receives the death benefit:

   o   Non-Qualified Deferred Annuity for

       o   Section 457(f) deferred compensation plan

       o   Section 451 deferred fee arrangements

       o   Section 451 deferred compensation plans

       o   Section 457(e)(11) severance and death benefit plans

       o   Section 415(m) qualified governmental excess benefit arrangements

   o For PEDC Deferred Annuities, the employer or trustee receives the death benefit.

The death benefit your beneficiary receives will be the greatest of:


   o   Your Account Value;



   o Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or


   o The total of all of your purchase payments less any partial withdrawals (including any applicable Early Withdrawal Charge).

In each case, we deduct the amount of any outstanding loans from the death benefit.

The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If we are notified of your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we may cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method.


Until the beneficiary (or each beneficiary if there are multiple beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk.

Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Value in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions until each of the other beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take the payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.


If permitted in the Contract, if the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities and continue the Contract under the terms and conditions of the Contract that applied prior to the Owner's death, with certain exceptions described in the Contract. In that case, the Account Value will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in a Division and the Fixed Interest Account as each bears to the total Account Value.) If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Value as of December 31 following the end of the fifth Contract Year and every other five-year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable Early Withdrawal Charges will be assessed against future withdrawals.


There is no death benefit after the pay-out phase begins, however, depending on the pay-out option you select, any remaining guarantee will be paid to your beneficiary.


TOTAL CONTROL ACCOUNT

The beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


PAY-OUT OPTIONS (OR INCOME OPTIONS)


You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Value (less any premium taxes, outstanding loans and applicable Contract fees), then we apply the net amount to the option. (See "Income Taxes" for a discussion of partial annuitization.) You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. We are currently waiving this fee. The variable pay-out option may not be available in all states.


When considering a pay-out option, You should think about whether You want:

   o Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

   o   A fixed dollar payment or a variable payment; and

   o   A refund feature.


Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which You will receive your income payments. If You do not tell us otherwise, your Fixed Interest Account Value will be used to provide a Fixed Income Option and your Separate Account Value will be used to provide a variable pay-out income option.

You can change or extend the date income payments begin at any time before the date specified in the Contract with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.

Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase.



                                INCOME ANNUITIES
--------------------------------------------------------------------------------

Income Annuities provide You with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, You may receive your payments on a monthly, quarterly, semi-annual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that You begin receiving payments immediately or You can apply the Account Value of your Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, You may defer receiving payments from us for one year after You have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.


We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If You annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

Using proceeds from the following types of arrangements, You may purchase Income Annuities to receive immediate payments:

Financial Freedom Account:
o    TSA
o    403(a)
o    Non-Qualified (for certain deferred arrangements and plans)

Enhanced Preference Plus Account:
o    TSA
o    403(a)
o    PEDC
o    Traditional IRA
o    Non-Qualified
o    Non-Qualified (for certain deferred arrangements and plans)

If You have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how You may be affected.


INCOME PAYMENT TYPES


Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when You decide to take a pay-out option or at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

   o Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

   o Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

   o Beneficiary: the person who receives continuing payments/or a lump sum payment if the Owner dies.


Many times, the Owner and the Annuitant are the same person.

When deciding how to receive income, consider:

   o   The amount of income You need;

   o   The amount You expect to receive from other sources;

   o   The growth potential of other investments; and

   o   How long You would like your income to last.


Your income payment amount will depend in large part on the type of income payment You choose. For example, if You select a "Lifetime Income Annuity for Two," your payments will typically be lower than if You select a "Lifetime Income Annuity." Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or Joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger. Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than those guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. Tax rules with respect to decedent Contracts may prohibit election of Lifetime Income for Two income types and/or may also prohibit payments for as long as the Owner's life in certain circumstances. The terms of your Contract will determine when your income payments start and the frequency with which You will receive your income payments. When You select an income type, it will apply to both fixed income payments and variable income payments.


We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations.

The following income payment types are available:


LIFETIME INCOME ANNUITY: A variable income that is paid as long as the Annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Owner of the annuity (or the beneficiary, if the Owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the Annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the Annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the Annuitant dies before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two Annuitants is living. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Owner of the annuity (or the beneficiary, if the Owner dies during the guarantee period) until the end of the guaranteed period. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may



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be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either Annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both Annuitants die before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a Contract with this income payment type. If the Owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.



MINIMUM SIZE OF YOUR INCOME PAYMENT


Your initial income payment must be at least $50. If You live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to provide this minimum initial income payment.


ALLOCATION



You decide what portion of your income payment is allocated among the Fixed Income Option and the Divisions.



THE VALUE OF YOUR INCOME PAYMENTS


AMOUNT OF INCOME PAYMENTS


Variable income payments from a Division will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract fee), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains fixed for the duration of the Contract if no reallocations are made.


The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.


Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then-current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the Annuitant that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the Owner will be given the benefit of the higher rates.



ANNUITY UNITS


Annuity Units are credited to You when You make a purchase payment or make a reallocation into a Division. Before we determine the number of Annuity Units to credit to You, we reduce a purchase payment (but not a reallocation) by any premium taxes and the Contract fee, if applicable. We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to a Division) by the Annuity Unit Value on the date of the transaction. The result is the number of Annuity Units credited for that Division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When You reallocate an income payment from a Division, Annuity Units supporting that portion of your income payment in that Division are liquidated.



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


AIR


Your income payments are determined by using the AIR to benchmark the investment experience of the Divisions You select. We currently offer a 3% and 4% AIR. Certain states may require a different AIR or a cap on what AIR may be chosen. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Divisions.


The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.


The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.



VALUATION


This is how we calculate the Annuity Unit Value for each Division:


   o First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

   o Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

   o   Finally, we multiply the previous Annuity Unit Value by this result.


REALLOCATIONS



You may make reallocations among the Divisions or from the Divisions to the Fixed Income Option. Once You reallocate your income payment into the Fixed Income Option You may not later reallocate amounts from the Fixed Income Option to the Divisions. If You reside in certain states You may be limited to four options (including the Fixed Interest Option).

Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the Divisions or other funds to generate your income payments.


Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange on that business day. All other reallocation requests in Good Order will be processed on the next business day.

For us to process a reallocation, You must tell us:

   o   The percentage of the income payment to be reallocated;


   o   The Divisions from which You want the income payment to be reallocated;
       and



   o The Divisions or Fixed Income Option (and the percentages allocated to each) to which You want the income payment to be reallocated.

When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.



   o First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;


   o Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

   o Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation; and

   o Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.


When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.


You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:


   o Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 + ($125 - $100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)



   o Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will also be made to the number of Annuity Units in both Divisions as well.)



RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios. In addition, as described below, we intend to treat all American Funds(R) as Monitored Portfolios. We monitor transfer/reallocation activity in the following Monitored Portfolios:


     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio

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


     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their Portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds(R) restrictions. There is no guarantee that this process will detect all contract holders whose transfer/reallication activity in the American Funds(R) Portfolios violates this monitoring policy.


Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.

Your third-party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitations and may change from time to time as those systems are upgraded.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



CONTRACT FEE

There is no Contract fee under the Income Annuities.


CHARGES


There are two types of charges You pay if You allocate any of your income payment to the Divisions:


   o   Insurance-related charge (or Separate Account charge); and

   o   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain Contract charges.


The Separate Account charge You pay will not reduce the number of Annuity Units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.



INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 0.95% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).


INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on the Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES


Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when You make the purchase payment.

Premium taxes, if applicable, depend on the Income Annuity You purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

We reserve the right to deduct from the Income Annuity for any income taxes which we incur because of the Income Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Income Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Income Annuity, and in that event we may deduct such tax from the Income Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.


FREE LOOK


You may cancel your Income Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The "free look" may also vary depending on your age and whether You purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payment or (ii) the value of your Accumulation Units as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).

If You do not cancel your Income Annuity during the "free-look" period, your decision to purchase the Income Annuity is irrevocable.

You do not have a "free look" if You are electing income payments in the pay-out phase of your Deferred Annuity.



                              GENERAL INFORMATION
--------------------------------------------------------------------------------
ADMINISTRATION


All transactions will be processed in the manner described below.


PURCHASE PAYMENTS


Send your purchase payments, by check, cashier's check or certified check made payable to "MetLife," to your Administrative Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments.


We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.


Purchase payments (including any portion of your Account Value under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in Good Order at your Administrative Office, except when they are received:


   o On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

   o   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.


We reserve the right to credit your initial purchase payment to You within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which You are a participant or member must identify You on their reports to us and tell us how your money should be allocated among the Divisions and the Fixed Interest Account/Fixed Income Option.



CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities and the Non-Qualified Financial Freedom Deferred Annuity for 415(m) qualified governmental excess benefit arrangements are confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit You to request transactions by mail and telephone. We make Internet access available to You for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.


If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an Owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.



BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to You include:


   o   Account Value


   o   Unit Values

   o   Current rates for the Fixed Interest Account

   o   Transfers

   o   Changes to investment strategies

   o   Changes in the allocation of future purchase payments.


Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at your Administrative Office to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



TELEPHONE AND COMPUTER SYSTEMS


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to your Administrative Office.


Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.

We are not responsible or liable for:

   o any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or

   o any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH


If we are notified of your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we may cancel the request. For example, if You request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint Annuitant or pay your beneficiary a refund.



ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA ("Employee Retirement Income Security Act of 1974") annuity Contracts to be abandoned after a period of inactivity of three to five years from the Contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary of the Contract Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7732 to make such changes.



MISSTATEMENT


We may require proof of age of the Annuitant, Owner, or beneficiary before making any payments under this Contract that are measured by the Annuitant's, Owner's, or beneficiary's life. If the age of the Annuitant, Owner, or beneficiary has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age.


Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any under payments.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing your requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as You and your Contract. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of your confidential information or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

THIRD PARTY REQUESTS


Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners, and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.



VALUATION -- SUSPENSION OF PAYMENTS


We separately determine the Accumulation Unit Value and Annuity Unit Value for each Division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.

When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of Annuity Units You receive on the next available Annuity Unit Value.


We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

   o rules of the SEC so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

   o   during any other period when the SEC by order so permits.


ADVERTISING PERFORMANCE


We periodically advertise the performance of the Divisions. You may get performance information from a variety of sources including your quarterly statements, your sales representative (where applicable), the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an Accumulation (or Annuity) Unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of Early Withdrawal Charges. Early Withdrawal Charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable Early Withdrawal Charges since the Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the Divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds and American Funds(R) Portfolios since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities or Income Annuities had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.


We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.


We may state performance for the Divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in Annuity Unit Value.


We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and the average of investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable Separate Account charge (rather than the maximum), as well as the Annuity Unit Values and the investment-related charge.

An illustration should not be relied upon as a guarantee of future results.

Historical performance information should not be relied on as a guarantee of future performance results.

Past performance is no guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and Early Withdrawal Charges.


CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY



We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity Owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:


   o   To operate the Separate Account in any form permitted by law.

   o To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations transactions permitted.


   o To transfer any assets in a Division to another Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Divisions in the Separate Account.



   o To substitute for the Portfolio shares in any Division, the shares of another class of Brighthouse Trust I, Brighthouse Trust II or the shares of another investment company or any other investment permitted by law.

   o To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.

   o To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.


If any changes result in a material change in the underlying investments of a Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.



VOTING RIGHTS


Based on our current view of applicable law, You have voting interests under your Deferred Annuity or Income Annuity concerning Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds or American Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.


You are entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements,
Section 451 deferred compensation plans, Section 457(e)(11) severance and death benefit plans and the TSA Deferred Annuity and Income Annuities under which the employer retains all rights, we will provide You with the number of copies of voting instruction soliciting materials that You request so that You may furnish such materials to participants who may give You voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.


There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners or Annuitants may control the outcome of a vote. Shares of Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds or American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:
The shares for which voting instructions are received; and

The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.


WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES


MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities and Income Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities and Income Annuities). MLIDC does not retain any fees under the Deferred Annuities and Income Annuities.


MLIDC's principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as well as the securities commissions in the states in which it operates, and is a member of the Financial Regulatory Industry Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Deferred Annuities are sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Deferred Annuities may also be sold through the mail, the Internet or by telephone.


There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities. MLIDC pays compensation based upon a "gross dealer concession" model. With respect to the Deferred Annuities, the gross dealer concession ranges from 0.75% to 3% of each purchase payment and, starting in the second Contract Year, 0.09% of the Account Value each year that the Contract is in force for servicing the Contract. With respect to Income Annuities, the gross dealer concession is 6% of the purchase payment and, starting in the second Contract Year, 0.18% of the amount available from which income payments are made for each year the Contract is in force for servicing the Income Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession credited upon an annuitization depends on several factors, including the number of years the Contract has been in force.

We may make payments to MLIDC that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for MLIDC's management team, advertising expenses, and other expenses of distributing the Contracts. MLIDC's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with MLIDC. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines directly from us or the distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to different compensation rates. Ask your sales representative (where applicable) for further information about what your sales representative (where applicable) and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market our variable annuity contracts. These organizations are compensated for their sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Values their members hold in the Contract. We also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



YOUR SPOUSE'S RIGHTS


If You received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney.

Any reference to "spouse" includes those persons who are married under state law, regardless of sex.


WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.


We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 36 consecutive months and your Account Value is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we cancel a Deferred Annuity issued in New York, we will return the full Account Value. In all other cases, You will receive an amount equal to what You would have received if You had requested a total withdrawal of your Account Value. Early Withdrawal Charges may apply.

We may cancel your Non-Qualified Deferred Annuity for Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans and Section 457(e)(11) severance and death benefit plans if we do not receive any purchase payments from You for 12 consecutive months and your Account Value is less than $15,000. Certain Deferred Annuities do not contain these cancellation provisions.


At our option, we may cancel certain TSA and PEDC Deferred Annuities if we determine that changes to your retirement plan would cause MetLife to pay more interest than we anticipated or to make more frequent payments than we anticipated in connection with the Fixed Interest Account. We may also cancel these Deferred Annuities, as legally permitted, if your retirement plan terminates or no longer qualifies as a tax sheltered arrangement. Also, the employer and MetLife may each cancel the Deferred Annuity upon 90 days notice to the other party.


We will not terminate any Contract where we keep records of your account if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if your plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Account Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.



SPECIAL CHARGES THAT APPLY IF YOUR RETIREMENT PLAN TERMINATES ITS DEFERRED ANNUITY OR TAKES OTHER ACTION


Under certain TSA Deferred Annuities, amounts equal to some or all of the early withdrawal charge imposed under a contract of another issuer in connection with the transfer of money into a TSA Deferred Annuity may be credited to your Account Value. If such amounts are credited to a TSA Deferred Annuity, special termination charges may be imposed. These charges may also apply if the plan introduces other funding vehicles provided by other carriers. Charges are not imposed on plan participants; but rather are absorbed by the Contract owner. Therefore, under the Contract, the participant will incur only the withdrawal charges, if applicable, otherwise discussed in this Prospectus. The charges to the PLAN are imposed on the amount initially transferred to MetLife for the first seven years according to the schedule in the following table:



 DURING CONTRACT YEAR     PERCENTAGE
----------------------   -----------
           1                5.6%
           2                5.0%
           3                4.5%
           4                4.0%
           5                3.0%
           6                2.0%
           7                1.0%
     8 and Beyond            0%

The charge to the plan, for partial withdrawals, is determined by multiplying the amount of the withdrawal that is subject to the charge by the applicable percentage shown above.

                                  INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


NON-QUALIFIED ANNUITY CONTRACTS


This discussion assumes the Contract is an annuity Contract for Federal income tax purposes, that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "qualified" contracts.


ACCUMULATION



Generally, an Owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payments or commutation. This deferral of taxation on accumulated value in the Contract is limited to Contracts owned by or held for the benefit of "natural persons." A Contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for the exclusive benefit of a natural person.

In contrast, a Contract owned or not treated as held by a "natural person," such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees, or otherwise is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION

If You take a withdrawal from your Contract, or surrender your Contract prior to the date You commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount You receive will be treated first as coming from earnings, if any (and thus subject to income tax), and then from your purchase payments (which are not subject to income tax). If the accumulated value is less than your purchase payments upon surrender of your Contract, You might be able to claim any unrecovered purchase payments on your Federal income tax return as a miscellaneous itemized deduction.

The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for "early" distribution if such withdrawal is taken prior to You reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:

   (a)        on account of your death or disability,

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


   (b) as part of a series of substantially equal periodic payments payable for your life (or joint life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary, or

   (c) under certain immediate income annuities providing for substantially equal payments made at least annually.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

TREATMENT OF SEPARATE ACCOUNT CHARGES

It is possible that at some future date the Internal Revenue Service ("IRS") may consider that Contract charges attributable to certain guaranteed death benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.

AGGREGATION


If You purchase two or more deferred annuity Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (See "Taxation of Payments in Annuity Form" below.)


EXCHANGES/TRANSFERS


The annuity Contract may be exchanged tax-free in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.

A transfer of ownership of the Contract, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner, may result in income or gift tax consequences to the Contract Owner. You should consult your tax adviser if You are considering such a transfer or assignment.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or income payments, whichever is applicable).

After your death, any death benefit determined under the Contract must be distributed in accordance with Section 72(s) of the Code. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.


If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


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


If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner.

For Contracts owned by a non-natural person, the required distribution rules apply upon the death or change in the primary Annuitant. If there is more than one Annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of non-qualified Variable Annuity contracts have been considered to be the Owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Portfolios available and the flexibility of the Contract Owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the Owner of the Separate Account assets supporting the Contract.



TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the Contract in the form of an annuity are taxed differently depending on whether You select a fixed or variable payment option. For fixed annuity payments, payments are taxed as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The exclusion ratio is applied to each fixed annuity payment to determine the portion that is a non-taxable return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract is fully recovered. We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to You and the IRS.

Variable annuity payments are expected to fluctuate and the amount You may receive is uncertain. Variable annuity payments are taxable as ordinary income to the extent they exceed the portion of each annuity payment that is determined to be a non-taxable return of your investment in the Contract. The non-taxable return of your investment in the Contract is determined by dividing the investment in the Contract (with adjustment) by the number of years over which it is anticipated the annuity will be paid. In general, your investment in the Contract is recovered pro-rata over the expected payment period.


Once You have recovered the investment in the Contract, further annuity payments are fully taxable.

If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.

Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract as part of a long-term care contract a tax-free exchange.

If the Contract allows, You may elect to convert less than the full value of your Contract to an annuity form of pay-out (i.e., "partial annuitization.") In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract and the deferred portion. An exclusion ratio or excludable amount will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME

Federal tax law imposes a 3.8% Medicare tax on the lesser of:

   (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or

   (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S.

Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.

The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.


QUALIFIED ANNUITY CONTRACTS

INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation Plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.

ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.

TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.

WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan Contracts if the withdrawal occurs within the first 2 years of your participation in the plan.

These exceptions include withdrawals made:

   (a)        on account of your death or disability, or

   (b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary and You are separated from employment.


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


If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.

ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. Federal tax law limits You to making only one rollover from an IRA to another IRA (or the same
IRA) in any 12 month period and the limit is applied across all the IRAs that You own. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that You participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.

Generally, a distribution may be eligible for rollover, but certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements,

   (b)        financial hardship, or

   (c)        for a period of ten or more years or for life.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.

DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).

If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the IRA is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner. If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.



REQUIRED MINIMUM DISTRIBUTIONS


Generally, You must begin receiving amounts from Your retirement plan by April 1 following the latter of:


   (a)        the calendar year in which You reach age 70 1/2; or


   (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.


Your required minimum distribution must be in Good Order and payment must be processed by MetLife prior to the due date (generally the calendar year or April 1st of the year after You reach age 70 1/2) in order to satisfy the requirement for the applicable tax year.


A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs). or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Portfolios but also with respect to actuarial gains.


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The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Account Value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES


In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

   (a) Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

   (b) Is exchanged to another permissible investment under your 403(b) plan;

   (c) Relates to contributions to an annuity contract that are not salary reduction elective deferrals , if your plan allows it;

   (d) Occurs after You die, leave your job or become disabled (as defined by the Code);

   (e) Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

   (f) Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

   (g)        Relates to rollover or after-tax contributions; or

   (h) Is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS

PURCHASE PAYMENTS

Traditional IRA purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after You attain age 70 1/2. Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.

Roth IRA purchase payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If You exceed purchase payment limits, You may be subject to a tax penalty.

WITHDRAWALS

If and to the extent that Traditional IRA purchase payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.

CONVERSION


Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.

A conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA made after January 1, 2018 cannot be recharacterized. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.

CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.

DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution of You are a resident of Puerto Rico.

ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.

                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

                                   APPENDIX A
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                          NON-QUALIFIED
                            QUALIFIED       DEFERRED
                            DEFERRED        ANNUITIES
                           AND INCOME      AND INCOME
                            ANNUITIES       ANNUITIES
                          ------------   --------------
California(1)..........      0.5%            2.35%
Florida(2).............      1.0%             1.0%
Maine(3)...............      0.0%             2.0%
Nevada(4)..............      0.0%             3.5%
Puerto Rico(5).........      1.0%             1.0%
South Dakota(6)........      0.0%            1.25%
West Virginia..........      1.0%             1.0%
Wyoming(4).............      0.0%             1.0%

------------
1 California applies the qualified tax rate to plans that qualify under the following Code Sections: 401(a), 403(b), 404, 408(b), and 501(a).

2 Annuity purchase payments are exempt from taxation provided the tax savings are passed back to the Contract Owners. Otherwise, they are taxable at 1%.

3  Maine applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 403(b), 404, 408, 457 and 501.
4 Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 404, 408, 457 and 501.

5 We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, Account Value, withdrawals, death benefits or income payments.


6 Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a Contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403(b), 404, 408, 457, and 501(a).

                                   APPENDIX B
--------------------------------------------------------------------------------
                     ACCUMULATION UNIT VALUES (IN DOLLARS)



This table shows fluctuations in the Accumulation Unit Values for Enhanced Preference Plus Deferred Annuities for each Division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).




                          0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                       NUMBER OF
                                                                                        BEGINNING OF                  ACCUMULATION
                                                                                            YEAR        END OF YEAR   UNITS END OF
                                                                                        ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2008    16.64          14.94              164
                                                                                2009    14.94          16.67              169
                                                                                2010    16.67          17.57              200
                                                                                2011    17.57          18.47              203
                                                                                2012    18.47          19.28              202
                                                                                2013    19.28          18.69              193
                                                                                2014    18.69          19.49              178
                                                                                2015    19.49          19.36              166
                                                                                2016    19.36          19.74              160
                                                                                2017    19.74          20.27              122
American Funds Global Small Capitalization Investment Division (Class 2)....... 2008    36.92          17.00              820
                                                                                2009    17.00          27.16              861
                                                                                2010    27.16          32.94              838
                                                                                2011    32.94          26.38              712
                                                                                2012    26.38          30.88              662
                                                                                2013    30.88          39.25              608
                                                                                2014    39.25          39.70              562
                                                                                2015    39.70          39.44              518
                                                                                2016    39.44          39.88              465
                                                                                2017    39.88          49.74              370
American Funds Growth Investment Division (Class 2)............................ 2008   196.86         109.26              286
                                                                                2009   109.26         150.89              304
                                                                                2010   150.89         177.40              304
                                                                                2011   177.40         168.23              285
                                                                                2012   168.23         196.45              257
                                                                                2013   196.45         253.20              239
                                                                                2014   253.20         272.16              217
                                                                                2015   272.16         288.09              196
                                                                                2016   288.09         312.45              175
                                                                                2017   312.45         397.09              141
American Funds Growth-Income Investment Division (Class 2)..................... 2008   133.79          82.37              337
                                                                                2009    82.37         107.09              328
                                                                                2010   107.09         118.21              311
                                                                                2011   118.21         114.96              290
                                                                                2012   114.96         133.78              271
                                                                                2013   133.78         176.93              248
                                                                                2014   176.93         193.91              235
                                                                                2015   193.91         194.88              209
                                                                                2016   194.88         215.28              181
                                                                                2017   215.28         261.00              144
American Funds(R) Balanced Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008    10.00           7.03               32
                                                                                2009     7.03           9.01               93
                                                                                2010     9.01          10.01              241
                                                                                2011    10.01           9.70              236
                                                                                2012     9.70          10.91              176
                                                                                2013    10.91          12.81              232
                                                                                2014    12.81          13.46              304
                                                                                2015    13.46          13.24              318
                                                                                2016    13.24          14.14              300
                                                                                2017    14.14          16.37              306
American Funds(R) Growth Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008     9.99           6.37               24
                                                                                2009     6.37           8.47               79
                                                                                2010     8.47           9.52              142
                                                                                2011     9.52           8.98              182
                                                                                2012     8.98          10.34              225
                                                                                2013    10.34          12.81              284
                                                                                2014    12.81          13.50              322
                                                                                2015    13.50          13.27              361
                                                                                2016    13.27          14.33              406
                                                                                2017    14.33          17.22              380

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
American Funds(R) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................... 2008   10.01           7.70                 23
                                                                               2009    7.70           9.42                 63
                                                                               2010    9.42          10.26                151
                                                                               2011   10.26          10.18                194
                                                                               2012   10.18          11.18                193
                                                                               2013   11.18          12.57                225
                                                                               2014   12.57          13.21                294
                                                                               2015   13.21          12.99                338
                                                                               2016   12.99          13.77                370
                                                                               2017   13.77          15.41                331
Baillie Gifford International Stock Investment Division (Class A)............. 2008   23.75          13.14              1,021
                                                                               2009   13.14          15.91                971
                                                                               2010   15.91          16.90                852
                                                                               2011   16.90          13.41                672
                                                                               2012   13.41          15.88                585
                                                                               2013   15.88          18.17                521
                                                                               2014   18.17          17.44                465
                                                                               2015   17.44          16.94                415
                                                                               2016   16.94          17.68                368
                                                                               2017   17.68          23.68                331
BlackRock Bond Income Investment Division (Class A)........................... 2008   52.26          49.99                394
                                                                               2009   49.99          54.21                367
                                                                               2010   54.21          58.18                355
                                                                               2011   58.18          61.42                309
                                                                               2012   61.42          65.44                287
                                                                               2013   65.44          64.32                257
                                                                               2014   64.32          68.24                247
                                                                               2015   68.24          67.99                224
                                                                               2016   67.99          69.46                195
                                                                               2017   69.46          71.63                146
BlackRock Capital Appreciation Investment Division (Class E).................. 2008   14.19           8.90                 89
                                                                               2009    8.90          12.05                125
                                                                               2010   12.05          14.28                156
                                                                               2011   14.28          12.87                173
                                                                               2012   12.87          14.55                160
                                                                               2013   14.55          19.33                135
                                                                               2014   19.33          20.82                134
                                                                               2015   20.82          21.88                141
                                                                               2016   21.88          21.67                114
                                                                               2017   21.67          28.70                106
BlackRock Capital Appreciation Investment Division (Class E) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class E) and
before that FI Large Cap Investment Division (Class E)) (5/1/2006)............ 2008   18.81          10.27                 14
                                                                               2009   10.27          10.72                  0
Brighthouse Asset Allocation 100 Investment Division (Class A) (formerly
MetLife Asset Allocation 100 Investment Division (Class A) and before that
MetLife Aggressive Allocation Investment Division (Class A)) (5/1/2005)....... 2008   13.20           7.80                526
                                                                               2009    7.80          10.20                723
                                                                               2010   10.20          11.71                938
                                                                               2011   11.71          12.73                  0
Brighthouse Asset Allocation 100 Investment Division (Class A) (formerly
MetLife Asset Allocation 100 Investment Division (Class A)) (5/2/2011)........ 2011   12.70          10.93                956
                                                                               2012   10.93          12.67              1,025
                                                                               2013   12.67          16.29              1,014
                                                                               2014   16.29          16.98              1,051
                                                                               2015   16.98          16.54              1,056
                                                                               2016   16.54          17.89              1,015
                                                                               2017   17.89          21.84                804
Brighthouse Asset Allocation 20 Investment Division (Class A) (formerly
MetLife Asset Allocation 20 Investment Division (Class A)) (5/1/2005)......... 2008   11.51           9.79                332
                                                                               2009    9.79          11.71                380
                                                                               2010   11.71          12.80                464
                                                                               2011   12.80          13.12                490
                                                                               2012   13.12          14.23                628
                                                                               2013   14.23          14.74                447
                                                                               2014   14.74          15.29                463
                                                                               2015   15.29          15.11                407
                                                                               2016   15.11          15.68                376
                                                                               2017   15.68          16.65                368

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Brighthouse Asset Allocation 40 Investment Division (Class A) (formerly
MetLife Asset Allocation 40 Investment Division (Class A)) (5/1/2005)......... 2008   11.96           9.31                529
                                                                               2009    9.31          11.44                691
                                                                               2010   11.44          12.67              1,045
                                                                               2011   12.67          12.71              1,289
                                                                               2012   12.71          14.07              1,481
                                                                               2013   14.07          15.49              1,576
                                                                               2014   15.49          16.14              1,771
                                                                               2015   16.14          15.86              1,651
                                                                               2016   15.86          16.71              1,225
                                                                               2017   16.71          18.38                859
Brighthouse Asset Allocation 60 Investment Division (Class A) (formerly
MetLife Asset Allocation 60 Investment Division (Class A)) (5/1/2005)......... 2008   12.42           8.80              1,718
                                                                               2009    8.80          11.06              2,113
                                                                               2010   11.06          12.44              2,409
                                                                               2011   12.44          12.18              2,647
                                                                               2012   12.18          13.69              3,048
                                                                               2013   13.69          16.04              3,373
                                                                               2014   16.04          16.74              3,493
                                                                               2015   16.74          16.41              3,531
                                                                               2016   16.41          17.47              3,253
                                                                               2017   17.47          19.90              2,676
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............ 2013   11.89          13.60                 27
                                                                               2014   13.60          13.57                  0
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A)) (5/1/2005)......... 2008   12.90           8.31              1,607
                                                                               2009    8.31          10.65              2,142
                                                                               2010   10.65          12.12              2,566
                                                                               2011   12.12          11.58              2,806
                                                                               2012   11.58          13.29              3,038
                                                                               2013   13.29          16.39              3,170
                                                                               2014   16.39          17.14              3,177
                                                                               2015   17.14          16.72              3,232
                                                                               2016   16.72          17.96              3,033
                                                                               2017   17.96          21.25              2,375
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B)) (4/28/2008).................. 2008    9.99           7.05                  3
                                                                               2009    7.05           8.98                 14
                                                                               2010    8.98           9.79                 16
                                                                               2011    9.79           9.53                 23
                                                                               2012    9.53          10.96                 30
                                                                               2013   10.96          11.82                  0
Brighthouse/Artisan Mid Cap Value Investment Division (Class A) (formerly
Met/Artisan Mid Cap Value Investment Division (Class A))...................... 2008   39.80          21.28                431
                                                                               2009   21.28          29.85                419
                                                                               2010   29.85          34.02                387
                                                                               2011   34.02          35.98                377
                                                                               2012   35.98          39.87                334
                                                                               2013   39.87          54.05                300
                                                                               2014   54.05          54.57                270
                                                                               2015   54.57          48.95                234
                                                                               2016   48.95          59.63                218
                                                                               2017   59.63          66.64                168
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B))........................................................... 2011    9.98           9.79                 12
                                                                               2012    9.79          10.13                 51
                                                                               2013   10.13          10.15                190
                                                                               2014   10.15          10.16                197
                                                                               2015   10.16          10.00                175
                                                                               2016   10.00          10.22                137
                                                                               2017   10.22          10.26                 81

                        0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                    NUMBER OF
                                                                                     BEGINNING OF                  ACCUMULATION
                                                                                         YEAR        END OF YEAR   UNITS END OF
                                                                                     ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
Brighthouse/Wellington Balanced Investment Division (Class A) (formerly
Met/Wellington Balanced Investment Division (Class A)....................... 2008    51.10          38.07               798
                                                                             2009    38.07          44.23               751
                                                                             2010    44.23          48.04               655
                                                                             2011    48.04          49.41               541
                                                                             2012    49.41          55.00               495
                                                                             2013    55.00          65.70               453
                                                                             2014    65.70          71.95               429
                                                                             2015    71.95          73.11               361
                                                                             2016    73.11          77.49               335
                                                                             2017    77.49          88.39               301
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class A) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class A))......................................................... 2008    42.38          25.46               473
                                                                             2009    25.46          33.29               451
                                                                             2010    33.29          36.94               423
                                                                             2011    36.94          35.11               391
                                                                             2012    35.11          39.26               370
                                                                             2013    39.26          52.00               343
                                                                             2014    52.00          56.99               312
                                                                             2015    56.99          57.80               277
                                                                             2016    57.80          61.46               253
                                                                             2017    61.46          72.50               213
Brighthouse/Wellington Large Cap Research Investment Division (Class A)
(formerly Met/Wellington Large Cap Research Investment Division (Class A)).. 2008    86.77          54.05               654
                                                                             2009    54.05          63.94               604
                                                                             2010    63.94          71.41               545
                                                                             2011    71.41          71.12               473
                                                                             2012    71.12          80.08               418
                                                                             2013    80.08         106.77               386
                                                                             2014   106.77         120.52               355
                                                                             2015   120.52         125.21               312
                                                                             2016   125.21         134.96               280
                                                                             2017   134.96         163.67               249
Calvert VP SRI Balanced Investment Division (Class I)....................... 2008    29.13          19.81               228
                                                                             2009    19.81          24.59               203
                                                                             2010    24.59          27.31               190
                                                                             2011    27.31          28.29               166
                                                                             2012    28.29          30.97               152
                                                                             2013    30.97          36.20               143
                                                                             2014    36.20          39.31               131
                                                                             2015    39.31          38.08               122
                                                                             2016    38.08          40.69               113
                                                                             2017    40.69          45.14                93
Calvert VP SRI Mid Cap Investment Division (formerly Calvert VP SRI Mid
Cap Growth Investment Division)............................................. 2008    31.11          19.35               377
                                                                             2009    19.35          25.31               370
                                                                             2010    25.31          32.96               371
                                                                             2011    32.96          33.41               338
                                                                             2012    33.41          38.65               319
                                                                             2013    38.65          49.73               285
                                                                             2014    49.73          53.25               256
                                                                             2015    53.25          51.02               227
                                                                             2016    51.02          54.20               186
                                                                             2017    54.20          59.95               145
Clarion Global Real Estate Investment Division (Class E).................... 2008    16.65           9.61               415
                                                                             2009     9.61          12.85               423
                                                                             2010    12.85          14.79               412
                                                                             2011    14.79          13.86               398
                                                                             2012    13.86          17.32               449
                                                                             2013    17.32          17.78               471
                                                                             2014    17.78          19.97               453
                                                                             2015    19.97          19.53               420
                                                                             2016    19.53          19.52               365
                                                                             2017    19.52          21.44               274
ClearBridge Aggressive Growth Investment Division (Class A)................. 2008     8.28           5.00               318
                                                                             2009     5.00           6.62               340
                                                                             2010     6.62           8.13               336
                                                                             2011     8.13           8.34               429
                                                                             2012     8.34           9.82               452
                                                                             2013     9.82          14.20               577
                                                                             2014    14.20          16.75             1,231
                                                                             2015    16.75          15.96             1,171
                                                                             2016    15.96          16.29               923
                                                                             2017    16.29          19.15               720

                           0.95 SEPARATE ACCOUNT CHARGE
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
ClearBridge Aggressive Growth Investment Division (Class A) (formerly
ClearBridge Aggressive Growth II Investment Division (Class E)) (1/1/2008)....... 2008   206.42
                                                                                  2009   118.71
                                                                                  2010   168.16
                                                                                  2011   182.42
                                                                                  2012   167.25
                                                                                  2013   203.18
                                                                                  2014   259.45
ClearBridge Aggressive Growth Investment Division (Class A) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class A) and
before that Legg Mason Value Equity Investment Division (Class A))............... 2008    9.87
                                                                                  2009    4.45
                                                                                  2010    6.08
                                                                                  2011    6.50
Fidelity Equity-Income Investment Division (Initial Class)....................... 2008   52.82
                                                                                  2009   30.00
                                                                                  2010   38.70
                                                                                  2011   44.15
                                                                                  2012   44.16
                                                                                  2013   51.32
                                                                                  2014   65.15
                                                                                  2015   70.16
                                                                                  2016   66.74
                                                                                  2017   78.03
Fidelity Growth Investment Division (Initial Class).............................. 2008   51.61
                                                                                  2009   27.01
                                                                                  2010   34.32
                                                                                  2011   42.22
                                                                                  2012   41.91
                                                                                  2013   47.61
                                                                                  2014   64.31
                                                                                  2015   70.90
                                                                                  2016   75.27
                                                                                  2017   75.16
Fidelity Investment Grade Bond Investment Division (Initial Class)............... 2008   24.80
                                                                                  2009   23.77
                                                                                  2010   27.25
                                                                                  2011   29.11
                                                                                  2012   30.95
                                                                                  2013   32.46
                                                                                  2014   31.59
                                                                                  2015   33.12
                                                                                  2016   32.61
                                                                                  2017   33.83
Fidelity Overseas Investment Division (Initial Class)............................ 2008   35.50
Frontier Mid Cap Growth Investment Division (Class A)............................ 2008   59.58
                                                                                  2009   32.03
                                                                                  2010   47.42
                                                                                  2011   54.16
                                                                                  2012   52.04
                                                                                  2013   57.21
                                                                                  2014   75.25
                                                                                  2015   82.85
                                                                                  2016   84.43
                                                                                  2017   88.15
Harris Oakmark International Investment Division (Class E)....................... 2008   20.18
                                                                                  2009   11.82
                                                                                  2010   18.19
                                                                                  2011   20.99
                                                                                  2012   17.86
                                                                                  2013   22.87
                                                                                  2014   29.60
                                                                                  2015   27.66
                                                                                  2016   26.18
                                                                                  2017   28.09
Invesco Small Cap Growth Investment Division (Class E)........................... 2008   16.63
                                                                                  2009   10.10
                                                                                  2010   13.40
                                                                                  2011   16.77
                                                                                  2012   16.45
                                                                                  2013   19.28
                                                                                  2014   26.81
                                                                                  2015   28.69
                                                                                  2016   27.97
                                                                                  2017   30.90



                           0.95 SEPARATE ACCOUNT CHARGE
                                                                                                   NUMBER OF
                                                                                                  ACCUMULATION
                                                                                    END OF YEAR   UNITS END OF
                                                                                   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                                 UNIT VALUE     THOUSANDS)
--------------------------------------------------------------------------------- -------------- -------------
ClearBridge Aggressive Growth Investment Division (Class A) (formerly
ClearBridge Aggressive Growth II Investment Division (Class E)) (1/1/2008)....... 118.71                20
                                                                                  168.16                30
                                                                                  182.42                32
                                                                                  167.25                30
                                                                                  203.18                30
                                                                                  259.45                25
                                                                                  270.66                 0
ClearBridge Aggressive Growth Investment Division (Class A) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class A) and
before that Legg Mason Value Equity Investment Division (Class A))...............   4.45               118
                                                                                    6.08               123
                                                                                    6.50               134
                                                                                    6.92                 0
Fidelity Equity-Income Investment Division (Initial Class).......................  30.00             1,908
                                                                                   38.70             1,765
                                                                                   44.15             1,632
                                                                                   44.16             1,386
                                                                                   51.32             1,271
                                                                                   65.15             1,180
                                                                                   70.16             1,077
                                                                                   66.74               961
                                                                                   78.03               856
                                                                                   87.27               739
Fidelity Growth Investment Division (Initial Class)..............................  27.01             2,438
                                                                                   34.32             2,292
                                                                                   42.22             2,111
                                                                                   41.91             1,783
                                                                                   47.61             1,633
                                                                                   64.31             1,489
                                                                                   70.90             1,382
                                                                                   75.27             1,266
                                                                                   75.16             1,115
                                                                                  100.62               980
Fidelity Investment Grade Bond Investment Division (Initial Class)...............  23.77               730
                                                                                   27.25               794
                                                                                   29.11               761
                                                                                   30.95               691
                                                                                   32.46               686
                                                                                   31.59               527
                                                                                   33.12               477
                                                                                   32.61               424
                                                                                   33.83               365
                                                                                   34.93               293
Fidelity Overseas Investment Division (Initial Class)............................  33.46                 0
Frontier Mid Cap Growth Investment Division (Class A)............................  32.03             1,008
                                                                                   47.42               941
                                                                                   54.16               857
                                                                                   52.04               697
                                                                                   57.21               631
                                                                                   75.25               576
                                                                                   82.85               528
                                                                                   84.43               485
                                                                                   88.15               437
                                                                                  109.39               395
Harris Oakmark International Investment Division (Class E).......................  11.82               563
                                                                                   18.19               652
                                                                                   20.99               657
                                                                                   17.86               638
                                                                                   22.87               666
                                                                                   29.60               712
                                                                                   27.66               700
                                                                                   26.18               652
                                                                                   28.09               528
                                                                                   36.32               423
Invesco Small Cap Growth Investment Division (Class E)...........................  10.10                62
                                                                                   13.40                75
                                                                                   16.77                64
                                                                                   16.45                69
                                                                                   19.28                69
                                                                                   26.81               104
                                                                                   28.69                98
                                                                                   27.97                96
                                                                                   30.90                86
                                                                                   38.40                62

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                     NUMBER OF
                                                                                      BEGINNING OF                  ACCUMULATION
                                                                                          YEAR        END OF YEAR   UNITS END OF
                                                                                      ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
Jennison Growth Investment Division (Class A)................................ 2008    5.70           3.59                460
                                                                              2009    3.59           4.98                477
                                                                              2010    4.98           5.50                475
                                                                              2011    5.50           5.48                429
                                                                              2012    5.48           6.29                611
                                                                              2013    6.29           8.53                550
                                                                              2014    8.53           9.22                514
                                                                              2015    9.22          10.12                599
                                                                              2016   10.12          10.04                539
                                                                              2017   10.04          13.66                502
Jennison Growth Investment Division (Class A) (formerly Oppenheimer
Capital Appreciation Investment Division (Class E) (5/1/2005))............... 2008   13.22           7.08                 59
                                                                              2009    7.08          10.09                 74
                                                                              2010   10.09          10.94                 88
                                                                              2011   10.94          10.72                 78
                                                                              2012   10.72          12.07                  0
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)....... 2013   13.32          14.68                 84
                                                                              2014   14.68          15.05                119
                                                                              2015   15.05          15.09                158
                                                                              2016   15.09          15.66                157
                                                                              2017   15.66          19.08                113
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2008    9.99           8.01                 10
                                                                              2009    8.01          10.14                 24
                                                                              2010   10.14          11.23                 23
                                                                              2011   11.23          11.37                 56
                                                                              2012   11.37          12.67                 79
                                                                              2013   12.67          13.24                  0
Loomis Sayles Small Cap Core Investment Division (Class A)................... 2008   38.64          24.54                176
                                                                              2009   24.54          31.66                183
                                                                              2010   31.66          40.00                177
                                                                              2011   40.00          39.86                174
                                                                              2012   39.86          45.23                170
                                                                              2013   45.23          63.19                179
                                                                              2014   63.19          64.95                162
                                                                              2015   64.95          63.38                146
                                                                              2016   63.38          74.88                133
                                                                              2017   74.88          85.49                111
Loomis Sayles Small Cap Growth Investment Division (Class A)................. 2008   11.69           6.81                195
                                                                              2009    6.81           8.77                186
                                                                              2010    8.77          11.44                194
                                                                              2011   11.44          11.67                215
                                                                              2012   11.67          12.86                190
                                                                              2013   12.86          18.94                245
                                                                              2014   18.94          18.99                216
                                                                              2015   18.99          19.14                194
                                                                              2016   19.14          20.14                221
                                                                              2017   20.14          25.34                127
MetLife Aggregate Bond Index Investment Division (Class A) (formerly
Barclays Aggregate Bond Index Investment Division (Class A))................. 2008   14.82          15.56              1,497
                                                                              2009   15.56          16.21              1,549
                                                                              2010   16.21          17.03              1,540
                                                                              2011   17.03          18.14              1,425
                                                                              2012   18.14          18.67              1,478
                                                                              2013   18.67          18.06              1,427
                                                                              2014   18.06          18.93              1,410
                                                                              2015   18.93          18.80              1,266
                                                                              2016   18.80          19.06              1,224
                                                                              2017   19.06          19.50              1,105
MetLife Mid Cap Stock Index Investment Division (Class A).................... 2008   17.46          11.04              1,269
                                                                              2009   11.04          14.98              1,296
                                                                              2010   14.98          18.74              1,260
                                                                              2011   18.74          18.21              1,189
                                                                              2012   18.21          21.22              1,127
                                                                              2013   21.22          27.99              1,105
                                                                              2014   27.99          30.36              1,043
                                                                              2015   30.36          29.36                994
                                                                              2016   29.36          35.03                897
                                                                              2017   35.03          40.24                708

                          0.95 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
MetLife MSCI EAFE(R) Index Investment Division (Class A) (formerly MSCI
EAFE(R) Index Investment Division (Class A)).................................... 2008   17.95
                                                                                 2009   10.30
                                                                                 2010   13.13
                                                                                 2011   14.07
                                                                                 2012   12.19
                                                                                 2013   14.29
                                                                                 2014   17.26
                                                                                 2015   16.07
                                                                                 2016   15.74
                                                                                 2017   15.80
MetLife Russell 2000(R) Index Investment Division (Class A) (formerly Russell
2000(R) Index Investment Division (Class A)).................................... 2008   19.13
                                                                                 2009   12.60
                                                                                 2010   15.73
                                                                                 2011   19.78
                                                                                 2012   18.79
                                                                                 2013   21.66
                                                                                 2014   29.73
                                                                                 2015   30.94
                                                                                 2016   29.33
                                                                                 2017   35.24
MetLife Stock Index Investment Division (Class A)............................... 2008   51.03
                                                                                 2009   31.80
                                                                                 2010   39.76
                                                                                 2011   45.23
                                                                                 2012   45.63
                                                                                 2013   52.32
                                                                                 2014   68.43
                                                                                 2015   76.84
                                                                                 2016   77.01
                                                                                 2017   85.19
MFS Value Investment Division II (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................ 2008   15.13
                                                                                 2009    9.73
                                                                                 2010   10.72
                                                                                 2011   11.58
                                                                                 2012   11.71
                                                                                 2013   13.24
                                                                                 2014   17.31
                                                                                 2015   18.82
                                                                                 2016   17.51
                                                                                 2017   20.50
MFS(R) Research International Investment Division* (Class A).................... 2008   19.48
                                                                                 2009   11.14
                                                                                 2010   14.56
                                                                                 2011   16.11
                                                                                 2012   14.29
                                                                                 2013   16.56
                                                                                 2014   19.62
                                                                                 2015   18.12
                                                                                 2016   17.68
                                                                                 2017   17.40
MFS(R) Total Return Investment Division (Class A)............................... 2008   42.71
                                                                                 2009   32.94
                                                                                 2010   38.70
                                                                                 2011   42.20
                                                                                 2012   42.81
                                                                                 2013   47.32
                                                                                 2014   55.78
                                                                                 2015   60.03
                                                                                 2016   59.37
                                                                                 2017   64.23
MFS(R) Value Investment Division (Class A)...................................... 2008   14.87
                                                                                 2009    9.80
                                                                                 2010   11.73
                                                                                 2011   12.95
                                                                                 2012   12.93
                                                                                 2013   14.95
                                                                                 2014   20.10
                                                                                 2015   22.06
                                                                                 2016   21.82
                                                                                 2017   24.73



                          0.95 SEPARATE ACCOUNT CHARGE
                                                                                                  NUMBER OF
                                                                                                 ACCUMULATION
                                                                                   END OF YEAR   UNITS END OF
                                                                                  ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                                UNIT VALUE     THOUSANDS)
-------------------------------------------------------------------------------- -------------- -------------
MetLife MSCI EAFE(R) Index Investment Division (Class A) (formerly MSCI
EAFE(R) Index Investment Division (Class A))....................................  10.30             1,490
                                                                                  13.13             1,526
                                                                                  14.07             1,493
                                                                                  12.19             1,387
                                                                                  14.29             1,265
                                                                                  17.26             1,188
                                                                                  16.07             1,172
                                                                                  15.74             1,095
                                                                                  15.80             1,054
                                                                                  19.55               857
MetLife Russell 2000(R) Index Investment Division (Class A) (formerly Russell
2000(R) Index Investment Division (Class A))....................................  12.60             1,191
                                                                                  15.73             1,207
                                                                                  19.78             1,203
                                                                                  18.79             1,040
                                                                                  21.66               934
                                                                                  29.73               851
                                                                                  30.94               786
                                                                                  29.33               723
                                                                                  35.24               668
                                                                                  40.04               573
MetLife Stock Index Investment Division (Class A)...............................  31.80             3,367
                                                                                  39.76             3,167
                                                                                  45.23             3,028
                                                                                  45.63             2,563
                                                                                  52.32             2,280
                                                                                  68.43             2,035
                                                                                  76.84             1,886
                                                                                  77.01             1,700
                                                                                  85.19             1,560
                                                                                 102.57             1,370
MFS Value Investment Division II (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................   9.73               312
                                                                                  10.72               309
                                                                                  11.58               347
                                                                                  11.71               361
                                                                                  13.24               298
                                                                                  17.31               319
                                                                                  18.82               329
                                                                                  17.51               314
                                                                                  20.50               310
                                                                                  21.83               225
MFS(R) Research International Investment Division* (Class A)....................  11.14             2,486
                                                                                  14.56             2,360
                                                                                  16.11             2,133
                                                                                  14.29             1,816
                                                                                  16.56             1,669
                                                                                  19.62             1,525
                                                                                  18.12             1,391
                                                                                  17.68             1,260
                                                                                  17.40             1,119
                                                                                  22.15               963
MFS(R) Total Return Investment Division (Class A)...............................  32.94             1,056
                                                                                  38.70               960
                                                                                  42.20               890
                                                                                  42.81               759
                                                                                  47.32               705
                                                                                  55.78               655
                                                                                  60.03               598
                                                                                  59.37               533
                                                                                  64.23               473
                                                                                  71.54               381
MFS(R) Value Investment Division (Class A)......................................   9.80             1,059
                                                                                  11.73             1,035
                                                                                  12.95             1,023
                                                                                  12.93               953
                                                                                  14.95               867
                                                                                  20.10             1,032
                                                                                  22.06             1,001
                                                                                  21.82               912
                                                                                  24.73               795
                                                                                  28.91               655

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
MFS(R) Value Investment Division (Class A) (formerly FI Value Leaders
Investment Division (Class E))................................................ 2008   34.57          20.87                 58
                                                                               2009   20.87          25.16                 54
                                                                               2010   25.16          28.51                 55
                                                                               2011   28.51          26.47                 47
                                                                               2012   26.47          30.30                 43
                                                                               2013   30.30          33.42                  0
MFS(R) Value Investment Division (Class A) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)............................. 2008    9.99           6.62                  3
                                                                               2009    6.62           8.19                 26
                                                                               2010    8.19           9.00                 54
                                                                               2011    9.00           8.87                 60
                                                                               2012    8.87          10.01                 69
                                                                               2013   10.01          10.98                  0
Morgan Stanley Mid Cap Growth Investment Division (Class A)................... 2010   14.24          16.61              2,835
                                                                               2011   16.61          15.36              2,434
                                                                               2012   15.36          16.67              2,175
                                                                               2013   16.67          23.00              1,907
                                                                               2014   23.00          23.08              1,704
                                                                               2015   23.08          21.77              1,482
                                                                               2016   21.77          19.78              1,318
                                                                               2017   19.78          27.50              1,174
Morgan Stanley Mid Cap Growth Investment Division (Class A) (formerly FI
Mid Cap Opportunities Investment Division (Class A)).......................... 2008   22.13           9.80              3,029
                                                                               2009    9.80          12.99              2,939
                                                                               2010   12.99          14.09                  0
Neuberger Berman Genesis Investment Division (Class A)........................ 2008   21.29          12.99              1,045
                                                                               2009   12.99          14.56                922
                                                                               2010   14.56          17.54                861
                                                                               2011   17.54          18.38                802
                                                                               2012   18.38          20.04                696
                                                                               2013   20.04          27.49                677
                                                                               2014   27.49          27.24                590
                                                                               2015   27.24          27.14                514
                                                                               2016   27.14          31.91                460
                                                                               2017   31.91          36.59                364
Neuberger Berman Genesis Investment Division (Class A) (formerly MLA Mid
Cap Investment Division (Class E))............................................ 2008   16.23           9.93                121
                                                                               2009    9.93          13.47                117
                                                                               2010   13.47          16.42                312
                                                                               2011   16.42          15.41                287
                                                                               2012   15.41          16.09                111
                                                                               2013   16.09          17.48                  0
Oppenheimer Global Equity Investment Division (Class A) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2008    9.99           6.59                  8
                                                                               2009    6.59           8.65                 20
                                                                               2010    8.65           9.23                 16
                                                                               2011    9.23           8.51                 25
                                                                               2012    8.51          10.30                 30
                                                                               2013   10.30          10.97                  0
Oppenheimer Global Equity Investment Division* (Class A)...................... 2008   21.82          12.89              1,449
                                                                               2009   12.89          17.92              1,379
                                                                               2010   17.92          20.63              1,289
                                                                               2011   20.63          18.75              1,158
                                                                               2012   18.75          22.57              1,059
                                                                               2013   22.57          28.50                962
                                                                               2014   28.50          28.93                857
                                                                               2015   28.93          29.85                802
                                                                               2016   29.85          29.71                660
                                                                               2017   29.71          40.36                527
PIMCO Inflation Protected Bond Investment Division (Class E) (5/1/2006)....... 2008   12.43          11.49                328
                                                                               2009   11.49          13.45                478
                                                                               2010   13.45          14.37                523
                                                                               2011   14.37          15.83                673
                                                                               2012   15.83          17.13                806
                                                                               2013   17.13          15.41                652
                                                                               2014   15.41          15.74                551
                                                                               2015   15.74          15.12                443
                                                                               2016   15.12          15.72                429
                                                                               2017   15.72          16.13                320

                       0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                 NUMBER OF
                                                                                  BEGINNING OF                  ACCUMULATION
                                                                                      YEAR        END OF YEAR   UNITS END OF
                                                                                  ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------- ------ -------------- -------------- -------------
PIMCO Total Return Investment Division (Class A)......................... 2008   13.93          13.89              1,436
                                                                          2009   13.89          16.29              1,580
                                                                          2010   16.29          17.50              1,749
                                                                          2011   17.50          17.93              1,605
                                                                          2012   17.93          19.46              1,628
                                                                          2013   19.46          18.94              1,569
                                                                          2014   18.94          19.61              1,379
                                                                          2015   19.61          19.48              1,236
                                                                          2016   19.48          19.84              1,081
                                                                          2017   19.84          20.60                839
SSGA Growth & Income ETF Investment Division (Class E) (5/1/2006)........ 2008   11.74           8.72                 16
                                                                          2009    8.72          10.80                 31
                                                                          2010   10.80          12.02                 58
                                                                          2011   12.02          12.05                 44
                                                                          2012   12.05          13.47                 78
                                                                          2013   13.47          15.10                114
                                                                          2014   15.10          15.85                128
                                                                          2015   15.85          15.40                143
                                                                          2016   15.40          16.15                113
                                                                          2017   16.15          18.56                 70
SSGA Growth ETF Investment Division (Class E) (5/1/2006)................. 2008   12.04           8.00                 64
                                                                          2009    8.00          10.25                 75
                                                                          2010   10.25          11.59                 78
                                                                          2011   11.59          11.26                 80
                                                                          2012   11.26          12.84                 70
                                                                          2013   12.84          15.04                 77
                                                                          2014   15.04          15.71                 81
                                                                          2015   15.71          15.22                 75
                                                                          2016   15.22          16.12                 76
                                                                          2017   16.12          19.13                 58
T. Rowe Price Large Cap Growth Investment Division (Class A)............. 2008   16.14           9.29                777
                                                                          2009    9.29          13.20                783
                                                                          2010   13.20          15.31                793
                                                                          2011   15.31          15.00                730
                                                                          2012   15.00          17.68                734
                                                                          2013   17.68          24.37                901
                                                                          2014   24.37          26.34                880
                                                                          2015   26.34          28.90                879
                                                                          2016   28.90          29.13                802
                                                                          2017   29.13          38.64                729
T. Rowe Price Large Cap Growth Investment Division (Class A) (formerly
RCM Technology Investment Division (Class A))............................ 2008    8.13           4.49                358
                                                                          2009    4.49           7.08                395
                                                                          2010    7.08           9.00                451
                                                                          2011    9.00           8.04                402
                                                                          2012    8.04           8.95                343
                                                                          2013    8.95           9.39                  0
T. Rowe Price Mid Cap Growth Investment Division (Class A)............... 2008   10.44           6.24                916
                                                                          2009    6.24           9.02                959
                                                                          2010    9.02          11.44                942
                                                                          2011   11.44          11.18                883
                                                                          2012   11.18          12.62                870
                                                                          2013   12.62          17.12                937
                                                                          2014   17.12          19.17                965
                                                                          2015   19.17          20.30              1,055
                                                                          2016   20.30          21.41                915
                                                                          2017   21.41          26.55                766
T. Rowe Price Small Cap Growth Investment Division (Class A)............. 2008   17.07          10.78              1,479
                                                                          2009   10.78          14.85              1,453
                                                                          2010   14.85          19.84              1,455
                                                                          2011   19.84          20.01              1,253
                                                                          2012   20.01          23.02              1,142
                                                                          2013   23.02          32.97              1,078
                                                                          2014   32.97          34.92                964
                                                                          2015   34.92          35.53                923
                                                                          2016   35.53          39.33                803
                                                                          2017   39.33          47.87                681
Victory Sycamore Mid Cap Value Investment Division (Class A) (formerly
Invesco Mid Cap Value Investment Division (Class A))..................... 2008   28.44          14.83                963
                                                                          2009   14.83          21.76                961
                                                                          2010   21.76          27.23                946
                                                                          2011   27.23          25.25                827
                                                                          2012   25.25          27.98                  0

                      0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                NUMBER OF
                                                                                 BEGINNING OF                  ACCUMULATION
                                                                                     YEAR        END OF YEAR   UNITS END OF
                                                                                 ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------ ------ -------------- -------------- -------------
Victory Sycamore Mid Cap Value Investment Division (Class A) (formerly
Invesco Mid Cap Value Investment Division (Class A)).................... 2012   27.85          28.75               756
                                                                         2013   28.75          37.21               657
                                                                         2014   37.21          40.53               622
                                                                         2015   40.53          36.63               551
                                                                         2016   36.63          42.02               485
                                                                         2017   42.02          45.69               418
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A)...................................................... 2008   23.14          19.48               248
                                                                         2009   19.48          25.52               271
                                                                         2010   25.52          28.50               311
                                                                         2011   28.50          29.97               309
                                                                         2012   29.97          33.10               390
                                                                         2013   33.10          33.15               400
                                                                         2014   33.15          34.63               416
                                                                         2015   34.63          33.72               360
                                                                         2016   33.72          36.26               642
                                                                         2017   36.26          38.87               446
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A) (formerly Lord Abbett Bond Debenture Investment
Division (Class A))..................................................... 2008   15.93          12.88               617
                                                                         2009   12.88          17.49               629
                                                                         2010   17.49          19.61               608
                                                                         2011   19.61          20.37               543
                                                                         2012   20.37          22.84               603
                                                                         2013   22.84          24.47               632
                                                                         2014   24.47          25.48               625
                                                                         2015   25.48          24.77               577
                                                                         2016   24.77          25.57                 0
Western Asset Management U.S. Government Investment Division (Class A).. 2008   18.18          17.95               348
                                                                         2009   17.95          18.55               320
                                                                         2010   18.55          19.44               286
                                                                         2011   19.44          20.32               258
                                                                         2012   20.32          20.81               246
                                                                         2013   20.81          20.46               211
                                                                         2014   20.46          20.84               197
                                                                         2015   20.84          20.76               193
                                                                         2016   20.76          20.83               165
                                                                         2017   20.83          21.03               152


* We are waiving a portion of the Separate Account charge for the Investment Divisions investing in the Met/Wellington Large Cap Research Portfolio, the Oppenheimer Global Equity Investment Division and MFS(R) Research International Investment Division (Class A).

The assets of the Lord Abbett Bond Debenture Investment Division of the Met Investors Fund merged into Western Asset Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016. Accumulation Unit Values prior to May 2, 2016 are those of the Lord Abbett Bond Debenture Investment Division.

The assets of the ClearBridge Aggressive Growth II Investment Division of the Met Investors Fund merged into ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the ClearBridge Aggressive Growth II Investment Division.

The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division.

The assets of the FI Value Leaders Investment Division (Class E) of the Metropolitan Fund were merged into MFS(R) Value Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.

The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.

The assets of the Met/Franklin Mutual Shares Investment Division (Class B) of the Met Investors Fund were merged into MFS(R) Value Investment Division (Class
A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division.

The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.

The assets of the MLA Mid Cap Investment Division (Class E) of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.

The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.

The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.

The assets of the Met/Templeton Growth Investment Division (Class B) of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division (Class A) of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.

The assets of the Oppenheimer Capital Appreciation Investment Division (Class
E) of the Met Investors Fund were merged into the Jennison Growth Investment Division (Class A) of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.

The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.

The assets of Legg Mason Value Equity Investment Division of the Met Investors Trust were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason Value Equity Investment Division.

The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.

The assets of FI Mid Cap Opportunities Investment Division were merged into the Morgan Stanley Mid Cap Growth Investment Division on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.

The assets of FI Large Cap Investment Division of the Metropolitan Funds were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Met Investors Fund on May 1, 2009. Accumulation Unit Values prior to May 1, 2009 are those of the FI Large Cap Investment Division.

Effective April 28, 2008, the Fidelity Overseas Investment Division of the Fidelity(R) VIP Funds was replaced by the MFS(R) Research International Division of the Met Investors Fund, and, is no longer available as a funding option.

The assets of BlackRock Large Cap Investment Division of the Metropolitan Fund were merged into the WMC Large Cap Research Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.

The assets of the MFS(R) Investors Trust Investment Division were merged into the Legg Mason Value Equity Investment Division prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.

The assets in Met/Putnam Voyager Investment Division were merged into Jennison Growth Investment Division prior to the opening of business on May 2, 2005. The Met/Putnam Voyager Investment Division is no longer available.

Please see the Table of Expenses for more information.

                                   APPENDIX C
--------------------------------------------------------------------------------
                ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS



Certain Portfolios and trusts were subject to a merger or name change. The charts below identify the former name and new name of each of these Portfolios, and where applicable, the former name and the new name of the trust of which the Portfolio is a part.


FUND MERGERS


THE FOLLOWING FORMER PORTFOLIOS WERE MERGED.




                       FORMER NAME                                   NEW NAME
-------------------------------------------------------- -------------------------------
BRIGHTHOUSE FUNDS TRUST II                               BRIGHTHOUSE FUNDS TRUST II
 MFS(R) Value Portfolio II Class E (formerly BlackRock   MFS(R) Value Portfolio Class E
  Large Cap Value Portfolio Class E)



PORTFOLIO NAME CHANGES

The following former Portfolios were renamed:




                FORMER NAME                                     NEW NAME
------------------------------------------ -------------------------------------------------
BRIGHTHOUSE FUNDS TRUST I                  BRIGHTHOUSE FUNDS TRUST I
 Invesco Mid Cap Value Portfolio Class A   Victory Sycamore Mid Cap Value Portfolio Class A

                                   APPENDIX D
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                       PORTFOLIO/SERIES                      MARKETING NAME
----------------------------------------- ----------------------------------- -------------------------------------
American Funds Insurance Series(R)        Bond Fund                           American Funds Bond Fund
American Funds Insurance Series(R)        Global Small Capitalization Fund    American Funds Global Small
                                                                              Capitalization Fund
American Funds Insurance Series(R)        Growth-Income Fund                  American Funds Growth-Income
                                                                              Fund
American Funds Insurance Series(R)        Growth Fund                         American Funds Growth Fund
Fidelity(R) Variable Insurance Products   Investment Grade Bond Portfolio     Fidelity VIP Investment Grade Bond
                                                                              Portfolio
Fidelity(R) Variable Insurance Products   Equity-Income Portfolio             Fidelity VIP Equity-Income Portfolio
Fidelity(R) Variable Insurance Products   Growth Portfolio                    Fidelity VIP Growth Portfolio
Fidelity(R) Variable Insurance Products   Government Money Market Portfolio   Fidelity VIP Government Money
                                                                              Market Portfolio

                                   APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

                                   APPENDIX F
--------------------------------------------------------------------------------
         TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
SERVICES
PRINCIPAL UNDERWRITER
CUSTODIAN
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT
EXPERIENCE FACTOR
VARIABLE INCOME PAYMENTS
  ASSUMED INVESTMENT RETURN (AIR)
  AMOUNT OF INCOME PAYMENTS
  ANNUITY UNIT VALUE
  REALLOCATING PRIVILEGE
CALCULATING THE ANNUITY UNIT VALUE
  DETERMINING THE VARIABLE INCOME PAYMENT
ADVERTISEMENT OF THE SEPARATE ACCOUNT
VOTING RIGHTS
  DISREGARDING VOTING INSTRUCTIONS
TAXES
  NON-QUALIFIED ANNUITY CONTRACTS
  QUALIFIED ANNUITY CONTRACTS
  TYPES OF QUALIFIED ANNUITY CONTRACTS
  ERISA
  FEDERAL ESTATE TAXES
  GENERATION-SKIPPING TRANSFER TAX
  ANNUITY PURCHASE PAYMENT BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
WITHDRAWALS
FINANCIAL STATEMENTS

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

     [ ] Enhanced Preference Plus(R) Variable Annuity Contract

     [ ] Brighthouse Funds Trust I

     [ ] Brighthouse Funds Trust II

     [ ] American Funds Insurance Series(R)

     [ ] Calvert Variable Series, Inc.

     [ ] Fidelity Variable Insurance Products Funds

     [ ] I have changed my address. My current address is:


                                           Name --------------------------------
-------------------------------------
            (Contract Number)
                                           Address -------------------------------

-------------------------------------      -------------------------------------
               (Signature)                                                      Zip

Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342

                                                                  April 30, 2018



              FINANCIAL FREEDOM ACCOUNT VARIABLE ANNUITY CONTRACTS

           ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY ("METLIFE")

This Prospectus describes group Financial Freedom Account Contracts for deferred variable annuities ("Financial Freedom Deferred Annuities") and Financial Freedom immediate variable income annuities ("Financial Freedom Income Annuities"). This Prospectus also describes Enhanced Preference Plus Account Deferred Annuities ("Enhanced Deferred Annuities") and Enhanced Preference Plus immediate variable income annuities ("Enhanced Income Annuities").


You decide how to allocate your money among the various available investment choices for the Financial Freedom Deferred Annuity and Financial Freedom Income Annuity. The investment choices available to You are listed in the Contract for your Financial Freedom Deferred Annuity or Financial Freedom Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and Divisions (Divisions may be referred to as "Investment Divisions" in the Contract and marketing materials) available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Brighthouse Funds Trust I ("Brighthouse Trust I"), Portfolios of the Brighthouse Funds Trust II ("Brighthouse Trust II"), Portfolios of the Calvert Variable Series, Inc. ("Calvert Fund"), Portfolios of the Fidelity Variable Insurance Products Funds ("Fidelity(R) VIP Funds") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


AMERICAN FUNDS(R)
     American Funds Bond Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     American Funds(R) Balanced Allocation Portfolio
     American Funds(R) Growth Allocation Portfolio
     American Funds(R) Moderate Allocation Portfolio
     Brighthouse Asset Allocation 100 Portfolio
     Brighthouse/Franklin Low Duration Total Return Portfolio
     Brighthouse/Wellington Large Cap Research Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio

     Harris Oakmark International Portfolio

     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     MFS(R) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

  Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
    Portfolio)

BRIGHTHOUSE FUNDS TRUST II
     Baillie Gifford International Stock Portfolio
     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     Brighthouse Asset Allocation 20 Portfolio
     Brighthouse Asset Allocation 40 Portfolio
     Brighthouse Asset Allocation 60 Portfolio
     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse/Artisan Mid Cap Value Portfolio
     Brighthouse/Wellington Balanced Portfolio
     Brighthouse/Wellington Core Equity Opportunities Portfolio
     Frontier Mid Cap Growth Portfolio
     Jennison Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife Aggregate Bond Index Portfolio
     MetLife Mid Cap Stock Index Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     Neuberger Berman Genesis Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Management U.S. Government Portfolio
CALVERT FUND
     Calvert VP SRI Balanced Portfolio
     Calvert VP SRI Mid Cap Portfolio
FIDELITY(R) VIP FUNDS
     Equity-Income Portfolio

     Freedom 2020 Portfolio
     Freedom 2025 Portfolio
     Freedom 2030 Portfolio
     Freedom 2035 Portfolio
     Freedom 2040 Portfolio
     Freedom 2045 Portfolio
     Freedom 2050 Portfolio

     Government Money Market Portfolio
     Growth Portfolio

     Investment Grade Bond Portfolio

  Certain Portfolios have been subject to a change. Please see Appendix C -- "Additional Information Regarding the Portfolios."

FINANCIAL FREEDOM DEFERRED ANNUITIES AVAILABLE:
   o    TSA
   o    403(a)
   o    Non-Qualified (for certain deferred arrangements or plans)

FINANCIAL FREEDOM INCOME ANNUITIES AVAILABLE:
   o    TSA
   o    403(a)
   o    Non-Qualified (for certain deferred arrangements or plans)

An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:

   o    a bank deposit or obligation;
   o    federally insured or guaranteed; or
   o    endorsed by any bank or other financial institution.

HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Financial Freedom Deferred Annuities, Financial Freedom Income Annuities and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated April 30, 2018. The SAI is incorporated by reference into and is therefore considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 77 of this Prospectus. To view or download the SAI, go to our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342
Phone: 800-638-7732

The Securities and Exchange Commission has a website (http://www.sec.gov), which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.



                        PROSPECTUS DATED APRIL 30, 2018

                               TABLE OF CONTENTS







                                                      PAGE
                                                    -------
IMPORTANT TERMS YOU SHOULD KNOW.................... FFA-3
TABLE OF EXPENSES.................................. FFA-5
ACCUMULATION UNIT VALUES TABLE..................... FFA-9
METLIFE............................................ FFA-10
METROPOLITAN LIFE SEPARATE ACCOUNT E............... FFA-10
VARIABLE ANNUITIES................................. FFA-10
A Deferred Annuity................................. FFA-11
Non-Natural Persons as Owners or Beneficiaries..... FFA-11
An Income Annuity.................................. FFA-11
YOUR INVESTMENT CHOICES............................ FFA-12
Investment Choices Which Are Fund of Funds......... FFA-17
Additional Information About the Portfolios........ FFA-17
Certain Payments We Receive with Regard to the
  Portfolios....................................... FFA-18
Portfolio Selection................................ FFA-18
DEFERRED ANNUITIES................................. FFA-19
The Deferred Annuity and Your Retirement Plan...... FFA-19
403(b) Plan Terminations........................... FFA-19
Other Plan Terminations............................ FFA-20
Automated Investment Strategies.................... FFA-20
Purchase Payments.................................. FFA-21
  Purchase Payments -- Section 403(b) Plans........ FFA-22
  Allocation of Purchase Payments.................. FFA-22
  Limits on Purchase Payments...................... FFA-22
The Value of Your Investment....................... FFA-22
Transfers.......................................... FFA-23
Restrictions on Transfers.......................... FFA-24
Access To Your Money............................... FFA-26
  Account Reduction Loans.......................... FFA-26
  Systematic Withdrawal Program.................... FFA-26
  Minimum Distribution............................. FFA-28
Annual Contract Fee................................ FFA-28
  Account Reduction Loan Fees...................... FFA-28
Charges............................................ FFA-28
  Insurance-Related or Separate Account Charge..... FFA-28
  Investment-Related Charge........................ FFA-29
Premium and Other Taxes............................ FFA-29
Free Look.......................................... FFA-29
Death Benefit...................................... FFA-29
Pay-Out Options (or Income Options)................ FFA-31
INCOME ANNUITIES................................... FFA-31
Income Payment Types............................... FFA-32
Minimum Size of Your Income Payment................ FFA-33
Allocation......................................... FFA-34
The Value of Your Income Payments.................. FFA-34
Reallocations...................................... FFA-35
Restrictions on Transfers.......................... FFA-36
Contract Fee....................................... FFA-38
Charges............................................ FFA-38
  Insurance-Related or Separate Account Charge..... FFA-38
  Investment-Related Charge........................ FFA-38


                                                      PAGE
                                                    -------
Premium and Other Taxes............................ FFA-39
Free Look.......................................... FFA-39
GENERAL INFORMATION................................ FFA-39
Administration..................................... FFA-39
  Purchase Payments................................ FFA-39
  Confirming Transactions.......................... FFA-40
  Processing Transactions.......................... FFA-40
  By Telephone or Internet......................... FFA-40
  Telephone and Computer Systems................... FFA-41
  After Your Death................................. FFA-41
  Abandoned Property Requirements.................. FFA-41
  Misstatement..................................... FFA-42
  Cybersecurity.................................... FFA-42
  Third Party Requests............................. FFA-42
  Valuation -- Suspension of Payments.............. FFA-42
Advertising Performance............................ FFA-43
Changes to Your Deferred Annuity or Income
  Annuity.......................................... FFA-44
Voting Rights...................................... FFA-44
Who Sells the Deferred Annuities and Income
  Annuities........................................ FFA-45
Financial Statements............................... FFA-46
Your Spouse's Rights............................... FFA-46
When We Can Cancel Your Deferred Annuity or
  Income Annuity................................... FFA-46
Special Charges That Apply If Your Retirement
  Plan Terminates Its Deferred Annuity or Takes
  Other Action..................................... FFA-47
INCOME TAXES....................................... FFA-47
Introduction....................................... FFA-47
Non-Qualified Annuity Contracts.................... FFA-47
Accumulation....................................... FFA-48
Death Benefits..................................... FFA-49
Taxation of Payments in Annuity Form............... FFA-49
Qualified Annuity Contracts........................ FFA-51
Required Minimum Distributions..................... FFA-53
LEGAL PROCEEDINGS.................................. FFA-56
APPENDIX A: PREMIUM TAX TABLE...................... FFA-57
APPENDIX B: WITHDRAWAL CHARGES FROM ASSETS
  ALLOCATED TO THE FIXED INTEREST ACCOUNT.......... FFA-58
APPENDIX C: ACCUMULATION UNIT VALUES FOR EACH
  DIVISION......................................... FFA-62
APPENDIX D: ADDITIONAL INFORMATION REGARDING
  THE PORTFOLIOS................................... FFA-74
APPENDIX E: PORTFOLIO LEGAL AND MARKETING
  NAMES............................................ FFA-75
APPENDIX F: TEXAS OPTIONAL RETIREMENT PROGRAM...... FFA-76
APPENDIX G: TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION........................ FFA-77



The Deferred Annuities or Income Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, supplements to the Prospectus or any supplemental sales material we authorize.





                                     FFA-2

                        IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT VALUE -- When You purchase a Deferred Annuity, an account is set up for You. Your Account Value is the total amount of money credited to You under your Deferred Annuity including money in the Divisions of the Separate Account and the Fixed Interest Account, less any account reduction loans.

ACCUMULATION UNIT VALUE -- With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE -- The Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your Administrative Office. The telephone number to call to initiate a request is 1-800-638-7732.

ANNUITY UNIT VALUE -- With an Income Annuity or variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR) -- Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.


CONTRACT -- A Contract is the legal agreement between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR -- Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12-month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to fifteen months after the Deferred Annuity is issued.

DEFERRED ANNUITY -- This term is used throughout this Prospectus when we are referring to both Enhanced Deferred Annuities and Financial Freedom Deferred Annuities.


DIVISIONS -- Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to a Division, the Division purchases shares of a Portfolio (with the same name) within Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds or American Funds(R).

EARLY WITHDRAWAL CHARGE -- The Early Withdrawal Charge is a charge that may apply if You withdraw purchase payments from the Fixed Interest Account within seven years of when the purchase payment was allocated to the Fixed Interest Account.


EXCHANGE -- In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


FREE LOOK -- You may cancel your Contract within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Account, if applicable) or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).


GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures, and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the



                                     FFA-3
requested transaction in writing (or, when permitted, by telephone) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative (where applicable) before submitting the form or request.

INCOME ANNUITY -- This term is used throughout this Prospectus when we are referring to both Enhanced Income Annuities and Financial Freedom Income Annuities.

METLIFE -- MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT -- A Separate Account is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY -- An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.


YOU -- In this Prospectus, depending on the context, "You" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity or the participant or annuitant under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for PEDC, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(f) deferred compensation plans,
Section 457(e)(11) severance and death benefit plans and Section 415(m) qualified governmental excess benefit arrangements, "You" means the trustee or employer. In connection with a 403(b) plan termination, as of the date of the Contract or cash distribution under such distribution, "You" means the participant who has received such Contract or cash distribution.



                                     FFA-4

                               TABLE OF EXPENSES

--------------------------------------------------------------------------------
           FINANCIAL FREEDOM DEFERRED ANNUITIES AND INCOME ANNUITIES



The following tables describe the fees and expenses You will pay when You buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges You will pay at the time You purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers between the Divisions of your Deferred Annuity or Income Annuity. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are only applicable in certain jurisdiction, see Appendix A) and other taxes which may apply.



CONTRACT OWNER TRANSACTION EXPENSES



SALES LOAD IMPOSED ON PURCHASE PAYMENTS................................................... None
SEPARATE ACCOUNT EARLY WITHDRAWAL CHARGE1................................................. None
(as a percentage of each purchase payment funding the withdrawal from the Divisions of the
 Separate Account during the pay-in phase)
EXCHANGE FEE FOR DEFERRED ANNUITIES....................................................... None
SURRENDER FEE FOR DEFERRED ANNUITIES...................................................... None
ACCOUNT REDUCTION LOAN INITIATION FEE..................................................... $75(2)
ANNUAL ACCOUNT REDUCTION LOAN MAINTENANCE FEE............................................. $50(2)
(per loan outstanding)
TRANSFER FEE.............................................................................. None


The second table describes the fees and expenses that You will bear periodically during the time You hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.



SEPARATE ACCOUNT ANNUAL CONTRACT FEE(3)................................ None
SEPARATE ACCOUNT CHARGE(4)
(as a percentage of your average Account Value in the Separate Account)
General Administrative Expenses Charge................................. .20%
Mortality and Expense Risk Charge...................................... .75%
TOTAL SEPARATE ACCOUNT ANNUAL CHARGE
Current and Maximum Guaranteed Charge.................................. .95%



We are waiving 0.08% of the Separate Account Charge for the Division investing in the Brighthouse/Wellington Large Cap Research Portfolio of Brighthouse Trust
I. We are waiving the amount, if any, of the Separate Account charge equal to the underlying portfolio expenses that are in excess of 0.88% for the Division investing in the MFS(R) Research International Portfolio - Class A of Brighthouse Trust I. We are waiving an amount equal to the Portfolio expenses that are in excess 0.62% for the Division investing in the Oppenheimer Global Equity Portfolio of Brighthouse Trust I.

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that You may bear periodically while You hold the Contract. Certain Portfolios may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the BlackRock Capital Appreciation, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, MFS(R) Value Portfolio, PIMCO Inflation Protected Bond, SSGA Growth ETF, SSGA Growth and Income ETF Portfolios, which are Class E Portfolios; Brighthouse/Franklin Low Duration Total Return and Loomis Sayles Global Markets, which are Class B Portfolios, American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C Portfolios, and the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses.

------------

1 An Early Withdrawal Charge of up to 7% may be imposed on withdrawals made from assets allocated to the Fixed Interest Account. The Early Withdrawal Charges imposed depends on the Plan in which You participate. Please refer to our Certificate for the surrender charges that would apply to you. No Early Withdrawal Charge is imposed on withdrawals from the Divisions of the Separate Account.
2 Either or both fees may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.


                                     FFA-5

3  A $20 Annual Contract Fee is imposed on money in the Fixed Interest Account.
      This fee may be waived under certain circumstances.

4 Pursuant to the terms of the Contract, our total Separate Account charge will not exceed .95% of your average balance in the Divisions. For purposes of presentation here, we estimated the allocation between general administrative expenses and the mortality and expense risk charge for Deferred Annuities or the amount of underlying Portfolio shares we have designated in the Divisions to generate your income payments for Income Annuities.



MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.26%       1.12%


PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
-- CLASS 2
 American Funds Bond Fund.......................    0.36%     0.25%          0.02%
 American Funds Global Small
  Capitalization Fund...........................    0.70%     0.25%          0.04%
 American Funds Growth Fund.....................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund..............    0.26%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C..........................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C..........................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C..........................    0.06%     0.55%          0.01%
 Brighthouse Asset Allocation 100
  Portfolio -- Class A..........................    0.07%       --           0.01%
 Brighthouse/Franklin Low Duration Total
  Return Portfolio -- Class B...................    0.50%     0.25%          0.05%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class A.................    0.56%       --           0.02%
 Clarion Global Real Estate Portfolio --
  Class E.......................................    0.61%     0.15%          0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --           0.03%
 Harris Oakmark International Portfolio --
  Class E.......................................    0.77%     0.15%          0.04%
 Invesco Small Cap Growth Portfolio --
  Class E.......................................    0.85%     0.15%          0.03%
 Loomis Sayles Global Markets Portfolio --
  Class B.......................................    0.70%     0.25%          0.08%
 MFS(R) Research International Portfolio --
  Class A.......................................    0.69%       --           0.05%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A..........................    0.65%       --           0.04%
 Oppenheimer Global Equity Portfolio --
  Class A.......................................    0.66%       --           0.04%
 PIMCO Inflation Protected Bond
  Portfolio -- Class E..........................    0.47%     0.15%          0.50%
 PIMCO Total Return Portfolio -- Class A........    0.48%       --           0.08%
 SSGA Growth and Income ETF Portfolio --
  Class E.......................................    0.31%     0.15%          0.01%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                         AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
-- CLASS 2
 American Funds Bond Fund.......................   --             0.63%       --            0.63%
 American Funds Global Small
  Capitalization Fund...........................   --             0.99%       --            0.99%
 American Funds Growth Fund.....................   --             0.60%       --            0.60%
 American Funds Growth-Income Fund..............   --             0.53%       --            0.53%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C.......................... 0.42%            1.03%       --            1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C.......................... 0.43%            1.05%       --            1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C.......................... 0.40%            1.02%       --            1.02%
 Brighthouse Asset Allocation 100
  Portfolio -- Class A.......................... 0.67%            0.75%       --            0.75%
 Brighthouse/Franklin Low Duration Total
  Return Portfolio -- Class B...................   --             0.80%     0.07%           0.73%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class A.................   --             0.58%     0.04%           0.54%
 Clarion Global Real Estate Portfolio --
  Class E.......................................   --             0.81%       --            0.81%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.58%     0.02%           0.56%
 Harris Oakmark International Portfolio --
  Class E.......................................   --             0.96%     0.02%           0.94%
 Invesco Small Cap Growth Portfolio --
  Class E.......................................   --             1.03%     0.02%           1.01%
 Loomis Sayles Global Markets Portfolio --
  Class B.......................................   --             1.03%       --            1.03%
 MFS(R) Research International Portfolio --
  Class A.......................................   --             0.74%     0.10%           0.64%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A..........................   --             0.69%     0.02%           0.67%
 Oppenheimer Global Equity Portfolio --
  Class A.......................................   --             0.70%     0.10%           0.60%
 PIMCO Inflation Protected Bond
  Portfolio -- Class E..........................   --             1.12%     0.01%           1.11%
 PIMCO Total Return Portfolio -- Class A........   --             0.56%     0.03%           0.53%
 SSGA Growth and Income ETF Portfolio --
  Class E....................................... 0.20%            0.67%       --            0.67%



                                      FFA-6

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                            FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
 SSGA Growth ETF Portfolio -- Class E.......... 0.32%        0.15%          0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A...................................... 0.75%          --           0.03%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A......................... 0.65%          --           0.03%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A......................... 0.79%          --           0.06%
 BlackRock Bond Income Portfolio --
  Class A...................................... 0.33%          --           0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class E......................... 0.69%        0.15%          0.03%
 Brighthouse Asset Allocation 20
  Portfolio -- Class A......................... 0.09%          --           0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class A......................... 0.06%          --             --
 Brighthouse Asset Allocation 60
  Portfolio -- Class A......................... 0.05%          --             --
 Brighthouse Asset Allocation 80
  Portfolio -- Class A......................... 0.05%          --           0.01%
 Brighthouse/Artisan Mid Cap Value
  Portfolio -- Class A......................... 0.82%          --           0.03%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A......................... 0.46%          --           0.08%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A........... 0.70%          --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class A...................................... 0.71%          --           0.04%
 Jennison Growth Portfolio -- Class A.......... 0.60%          --           0.02%
 Loomis Sayles Small Cap Core Portfolio --
  Class A...................................... 0.90%          --           0.07%
 Loomis Sayles Small Cap Growth
  Portfolio -- Class A......................... 0.90%          --           0.07%
 MetLife Aggregate Bond Index Portfolio --
  Class A...................................... 0.25%          --           0.03%
 MetLife Mid Cap Stock Index Portfolio --
  Class A...................................... 0.25%          --           0.04%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A...................................... 0.30%          --           0.07%
 MetLife Russell 2000(R) Index Portfolio --
  Class A...................................... 0.25%          --           0.06%
 MetLife Stock Index Portfolio -- Class A...... 0.25%          --           0.02%
 MFS(R) Total Return Portfolio -- Class A...... 0.56%          --           0.05%
 MFS(R) Value Portfolio -- Class E............. 0.62%        0.15%          0.02%
 Neuberger Berman Genesis Portfolio --
  Class A...................................... 0.81%          --           0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A......................... 0.60%          --           0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A......................... 0.47%          --           0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A........... 0.56%          --           0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A......... 0.47%          --           0.02%
 Calvert VP SRI Balanced Portfolio --
  Class I...................................... 0.53%          --           0.16%
 Calvert VP SRI Mid Cap Portfolio.............. 0.77%          --           0.27%
 Equity-Income Portfolio -- Initial Class...... 0.44%          --           0.09%
 Freedom 2020 Portfolio -- Service Class 2..... --           0.25%            --



                                                                  TOTAL       FEE WAIVER    NET TOTAL
                                                   ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                   FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                        AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- -------------- ----------- --------------- -----------
 SSGA Growth ETF Portfolio -- Class E.......... 0.21%            0.70%       --            0.70%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A......................................   --             0.78%       --            0.78%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class A.........................   --             0.68%     0.09%           0.59%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A.........................   --             0.85%     0.12%           0.73%
 BlackRock Bond Income Portfolio --
  Class A......................................   --             0.51%       --            0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class E.........................   --             0.87%     0.09%           0.78%
 Brighthouse Asset Allocation 20
  Portfolio -- Class A......................... 0.57%            0.69%     0.02%           0.67%
 Brighthouse Asset Allocation 40
  Portfolio -- Class A......................... 0.59%            0.65%       --            0.65%
 Brighthouse Asset Allocation 60
  Portfolio -- Class A......................... 0.61%            0.66%       --            0.66%
 Brighthouse Asset Allocation 80
  Portfolio -- Class A......................... 0.64%            0.70%       --            0.70%
 Brighthouse/Artisan Mid Cap Value
  Portfolio -- Class A.........................   --             0.85%     0.05%           0.80%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A.........................   --             0.54%       --            0.54%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...........   --             0.72%     0.11%           0.61%
 Frontier Mid Cap Growth Portfolio --
  Class A......................................   --             0.75%     0.02%           0.73%
 Jennison Growth Portfolio -- Class A..........   --             0.62%     0.08%           0.54%
 Loomis Sayles Small Cap Core Portfolio --
  Class A...................................... 0.03%            1.00%     0.08%           0.92%
 Loomis Sayles Small Cap Growth
  Portfolio -- Class A.........................   --             0.97%     0.09%           0.88%
 MetLife Aggregate Bond Index Portfolio --
  Class A......................................   --             0.28%     0.01%           0.27%
 MetLife Mid Cap Stock Index Portfolio --
  Class A...................................... 0.01%            0.30%       --            0.30%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A...................................... 0.01%            0.38%       --            0.38%
 MetLife Russell 2000(R) Index Portfolio --
  Class A...................................... 0.01%            0.32%       --            0.32%
 MetLife Stock Index Portfolio -- Class A......   --             0.27%     0.01%           0.26%
 MFS(R) Total Return Portfolio -- Class A......   --             0.61%       --            0.61%
 MFS(R) Value Portfolio -- Class E.............   --             0.79%     0.06%           0.73%
 Neuberger Berman Genesis Portfolio --
  Class A......................................   --             0.85%     0.01%           0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A.........................   --             0.62%     0.05%           0.57%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A.........................   --             0.50%       --            0.50%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...........   --             0.60%     0.06%           0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........   --             0.49%     0.01%           0.48%
 Calvert VP SRI Balanced Portfolio --
  Class I......................................   --             0.69%       --            0.69%
 Calvert VP SRI Mid Cap Portfolio..............   --             1.04%     0.05%           0.99%
 Equity-Income Portfolio -- Initial Class...... 0.03%            0.56%       --            0.56%
 Freedom 2020 Portfolio -- Service Class 2..... 0.58%            0.83%       --            0.83%



                                      FFA-7

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                            FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
 Freedom 2025 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2030 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2035 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2040 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2045 Portfolio -- Service Class 2.....   --         0.25%            --
 Freedom 2050 Portfolio -- Service Class 2.....   --         0.25%            --
 Government Money Market Portfolio --
  Initial Class................................ 0.18%        --             0.08%
 Growth Portfolio -- Initial Class............. 0.54%        --             0.10%
 Investment Grade Bond Portfolio -- Initial
  Class........................................ 0.31%        --             0.10%



                                                                  TOTAL       FEE WAIVER    NET TOTAL
                                                   ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                   FUND FEES    OPERATING      EXPENSE      OPERATING
PORTFOLIO                                        AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- -------------- ----------- --------------- -----------
 Freedom 2025 Portfolio -- Service Class 2..... 0.60%            0.85%           --          0.85%
 Freedom 2030 Portfolio -- Service Class 2..... 0.65%            0.90%           --          0.90%
 Freedom 2035 Portfolio -- Service Class 2..... 0.68%            0.93%           --          0.93%
 Freedom 2040 Portfolio -- Service Class 2..... 0.68%            0.93%           --          0.93%
 Freedom 2045 Portfolio -- Service Class 2..... 0.68%            0.93%           --          0.93%
 Freedom 2050 Portfolio -- Service Class 2..... 0.68%            0.93%           --          0.93%
 Government Money Market Portfolio --
  Initial Class................................ --               0.26%           --          0.26%
 Growth Portfolio -- Initial Class............. --               0.64%           --          0.64%
 Investment Grade Bond Portfolio -- Initial
  Class........................................ --               0.41%           --          0.41%



The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from April 30, 2018 through April 30, 2019. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios' prospectuses for additional information regarding these arrangements.


Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLE

The example is intended to help You compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the Contract Owner Transaction Expenses (described in the first table), the Separate Account Annual Charge and other costs You bear while You hold the Deferred Annuity or Income Annuity (described in the second table) and the Total Annual Portfolio Operating Expenses (described in the third table).


EXAMPLE

This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

   o there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Annual Contract Fee was charged);

   o   reimbursement and/or waiver of expenses was not in effect;

   o   You bear the Minimum or Maximum Total Annual Portfolio Operating
       Expenses;

   o   the underlying Portfolio earns a 5% annual return; and


   o No Early Withdrawal Charges are deducted because there was no allocation to the Fixed Interest Account, regardless of whether You surrender your Deferred Annuity or do not surrender your Deferred Annuity or You annuitize (elect a pay-out option under your Deferred Annuity under which You receive income payments over your lifetime or for a period of at least 5 full years).




                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------   ---------   ---------   ---------
Maximum........     $207        $639      $1,098      $2,366
Minimum........     $121        $377      $  653      $1,439




                                     FFA-8

                            ACCUMULATION UNIT VALUES

--------------------------------------------------------------------------------

                               FOR EACH DIVISION

--------------------------------------------------------------------------------

See Appendix C.




                                     FFA-9

                                    METLIFE

--------------------------------------------------------------------------------

Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a $270.2 billion general account portfolio invested primarily in investment grade corporate bonds, structured finance securities, mortgage loans and U.S. Treasury and agency securities, as well as real estate and corporate equity, at December 31, 2017. The Company was incorporated under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York NY 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc.




                      METROPOLITAN LIFE SEPARATE ACCOUNT E
--------------------------------------------------------------------------------

We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Enhanced Preference Plus Account and Financial Freedom Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments and are not guaranteed by our parent company, MetLife, Inc., or by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While MetLife does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.



                               VARIABLE ANNUITIES

--------------------------------------------------------------------------------

There are two types of variable annuities described in this Prospectus:
Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the Divisions You choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus. The Prospectus describes the material features of the Deferred Annuities and the Income Annuities.


The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment



                                     FFA-10
company under the 1940 Act. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed annuity payments are subject to our financial strength and claims-paying ability.


The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to employers, associations, trusts or other groups for their employees, members or participants.


A DEFERRED ANNUITY


You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All tax sheltered annuities ("TSA(s)"), public employee deferred compensation ("PEDC") arrangements, 403(a) and individual retirement plan(s) ("IRA(s)") receive tax deferral under the Internal Revenue Code ("Code"). There are no additional tax benefits from funding these tax qualified arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral, such as the availability of a guaranteed income for life or the death benefit, for acquiring the Deferred Annuity within these arrangements.


NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If a non-natural person, such as a trust, is the Owner of a non-qualified Deferred Annuity, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a beneficiary under the Deferred Annuity will generally, eliminate the beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Deferred Annuity and the living (if any) and/or death benefits.


A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when You either take all of your money out of the account or You elect "income" payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing annuity contract. You should replace an existing contract only when You determine that the Deferred Annuity is better for You. You may have to pay a withdrawal charge on your existing contract, and the Deferred Annuity may impose a new withdrawal charge period. Before You buy a Deferred Annuity ask your registered representative if purchasing a Deferred Annuity would be advantageous, given the Deferred Annuity's features, benefits and charges.

You should talk to your tax adviser to make sure that this purchase will qualify as a tax-free exchange. If You surrender your existing contract for cash and then buy the Deferred Annuity, You may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Deferred Annuity may be delayed.


We no longer make the Enhanced Preference Plus Account Deferred Annuity available, however, current Contract Owners may continue to make additional purchase payments, and new participants may enroll under any issued group Contract.



AN INCOME ANNUITY

An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments You receive will depend on such things as the income payment type You choose, your investment choices and the amount of your purchase payment.

The Enhanced Preference Plus Account Income Annuities are no longer available.


                                     FFA-11

                            YOUR INVESTMENT CHOICES

--------------------------------------------------------------------------------

Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the Divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds(R) Portfolios, which are Class 2, and the following Brighthouse Trust I and Brighthouse Trust II
Portfolios: BlackRock Capital Appreciation, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, MFS(R) Value, PIMCO Inflation Protected Bond, SSGA Growth ETF, SSGA Growth and Income ETF Portfolios, which are Class E, Brighthouse/Franklin Low Duration Total Return and Loomis Sayles Global Markets, which are Class B, and American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation and American Funds(R) Moderate Allocation, which are Class C.

The investment choices are listed in alphabetical order below (based upon the Portfolio's legal names). (See Appendix D -- "Portfolio Legal and Marketing Names.") The Divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. While the Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. The degree of investment risk You assume will depend on the Divisions You choose. Since your Account Value or income payments are subject to the risks associated with investing in stocks and bonds, your Account Value and/or variable income payments based on amounts allocated to the Divisions may go down as well as up.


Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 1 800-638-7732 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment manager and any sub-investment manager.



              PORTFOLIO                         INVESTMENT OBJECTIVE           INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
------------------------------------- --------------------------------------- ------------------------------------------
AMERICAN FUNDS(R)
American Funds Bond Fund              Seeks as high a level of current        Capital Research and Management
                                      income as is consistent with the        Companysm
                                      preservation of capital.
American Funds Global Small           Seeks long-term growth of capital.      Capital Research and Management
 Capitalization Fund                                                          Companysm
American Funds Growth Fund            Seeks growth of capital.                Capital Research and Management
                                                                              Companysm
American Funds Growth-Income          Seeks long-term growth of capital and   Capital Research and Management
 Fund                                 income.                                 Companysm
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced            Seeks a balance between a high level    Brighthouse Investment Advisers, LLC
 Allocation Portfolio                 of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
American Funds(R) Growth Allocation   Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio
American Funds(R) Moderate            Seeks a high total return in the form   Brighthouse Investment Advisers, LLC
 Allocation Portfolio                 of income and growth of capital, with
                                      a greater emphasis on income.



                                     FFA-12

                PORTFOLIO                            INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------------- ----------------------------------------- ------------------------------------------
Brighthouse Asset Allocation 100          Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Franklin Low Duration         Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Total Return Portfolio                   while seeking preservation of             Subadviser: Franklin Advisers, Inc.
                                          shareholders' capital.
Brighthouse/Wellington Large Cap          Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Research Portfolio                                                                 Subadviser: Wellington Management
                                                                                    Company LLP
Clarion Global Real Estate Portfolio      Seeks total return through investment     Brighthouse Investment Advisers, LLC
                                          in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                          both capital appreciation and current     LLC
                                          income.
ClearBridge Aggressive Growth             Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: ClearBridge Investments,
                                                                                    LLC
Harris Oakmark International              Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Harris Associates L.P.
Invesco Small Cap Growth Portfolio        Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Markets              Seeks high total investment return        Brighthouse Investment Advisers, LLC
 Portfolio                                through a combination of capital          Subadviser: Loomis, Sayles &
                                          appreciation and income.                  Company, L.P.
MFS(R) Research International Portfolio   Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Morgan Stanley Mid Cap Growth             Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Morgan Stanley
                                                                                    Investment Management Inc.
Oppenheimer Global Equity Portfolio       Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond            Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio                                consistent with preservation of capital   Subadviser: Pacific Investment
                                          and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio              Seeks maximum total return,               Brighthouse Investment Advisers, LLC
                                          consistent with the preservation of       Subadviser: Pacific Investment
                                          capital and prudent investment            Management Company LLC
                                          management.
SSGA Growth and Income ETF                Seeks growth of capital and income.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: SSGA Funds
                                                                                    Management, Inc.
SSGA Growth ETF Portfolio                 Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: SSGA Funds
                                                                                    Management, Inc.
T. Rowe Price Mid Cap Growth              Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Victory Sycamore Mid Cap Value            Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio                                equity securities of mid-sized            Subadviser: Victory Capital
                                          companies.                                Management Inc.



                                     FFA-13

              PORTFOLIO                         INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
------------------------------------- ---------------------------------------- ------------------------------------------
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock   Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: Baillie Gifford Overseas
                                                                               Limited
BlackRock Bond Income Portfolio       Seeks a competitive total return         Brighthouse Investment Advisers, LLC
                                      primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                      fixed-income securities.
BlackRock Capital Appreciation        Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20       Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
 Portfolio                            with growth of capital as a secondary
                                      objective.
Brighthouse Asset Allocation 40       Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio                            income and growth of capital, with a
                                      greater emphasis on income.
Brighthouse Asset Allocation 60       Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio                            of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
Brighthouse Asset Allocation 80       Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Artisan Mid Cap Value     Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: Artisan Partners Limited
                                                                               Partnership
Brighthouse/Wellington Balanced       Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio                            with some current income.                Subadviser: Wellington Management
                                                                               Company LLP
Brighthouse/Wellington Core Equity    Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio              income over time and, secondarily,       Subadviser: Wellington Management
                                      long-term capital appreciation and       Company LLP
                                      current income.
Frontier Mid Cap Growth Portfolio     Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Frontier Capital
                                                                               Management Company, LLC
Jennison Growth Portfolio             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core          Seeks long-term capital growth from      Brighthouse Investment Advisers, LLC
 Portfolio                            investments in common stocks or          Subadviser: Loomis, Sayles &
                                      other equity securities.                 Company, L.P.
Loomis Sayles Small Cap Growth        Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                     Subadviser: Loomis, Sayles &
                                                                               Company, L.P.
MetLife Aggregate Bond Index          Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio                            Bloomberg Barclays U.S. Aggregate        Subadviser: MetLife Investment
                                      Bond Index.                              Advisors, LLC
MetLife Mid Cap Stock Index           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio                            Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                      Composite Stock Price Index.             Advisors, LLC



                                     FFA-14

                PORTFOLIO                            INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------------- ----------------------------------------- ------------------------------------------
MetLife MSCI EAFE(R) Index Portfolio      Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
                                          MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                    Advisors, LLC
MetLife Russell 2000(R) Index Portfolio   Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
                                          Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                    Advisors, LLC
MetLife Stock Index Portfolio             Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
                                          Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                          Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio             Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                          investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio                    Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis Portfolio        Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
                                          principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth            Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth            Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic        Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio             consistent with preservation of           Subadviser: Western Asset
                                          capital.                                  Management Company
Western Asset Management                  Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio                consistent with preservation of capital   Subadviser: Western Asset
                                          and maintenance of liquidity.             Management Company
CALVERT FUND
Calvert VP SRI Balanced Portfolio         Seeks to achieve a competitive total      Calvert Research and Management
                                          return through an actively managed
                                          portfolio of stocks, bonds and money
                                          market instruments which offer
                                          income and capital growth
                                          opportunity.
Calvert VP SRI Mid Cap Portfolio          Seeks to provide long-term capital        Calvert Research and Management
                                          appreciation by investing primarily in
                                          a portfolio of the equity securities of
                                          mid-sized companies that are
                                          undervalued but demonstrate a
                                          potential for growth.
FIDELITY(R) VIP FUNDS
Equity-Income Portfolio                   Seeks reasonable income. The fund         Fidelity Management & Research
                                          will also consider the potential for      Company
                                          capital appreciation. The fund's goal     Subadviser: FMR Co., Inc.
                                          is to achieve a yield which exceeds
                                          the composite yield on the securities
                                          comprising the S&P 500(R) Index.



                                     FFA-15

             PORTFOLIO                        INVESTMENT OBJECTIVE            INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
----------------------------------- ---------------------------------------- ------------------------------------------
Freedom 2020 Portfolio              Seeks high total return with a           Fidelity Management & Research
                                    secondary objective of principal         Company
                                    preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                    its target date and beyond.
Freedom 2025 Portfolio              Seeks high total return with a           Fidelity Management & Research
                                    secondary objective of principal         Company
                                    preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                    its target date and beyond.
Freedom 2030 Portfolio              Seeks high total return with a           Fidelity Management & Research
                                    secondary objective of principal         Company
                                    preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                    its target date and beyond.
Freedom 2035 Portfolio              Seeks high total return with a           Fidelity Management & Research
                                    secondary objective of principal         Company
                                    preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                    its target date and beyond.
Freedom 2040 Portfolio              Seeks high total return with a           Fidelity Management & Research
                                    secondary objective of principal         Company
                                    preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                    its target date and beyond.
Freedom 2045 Portfolio              Seeks high total return with a           Fidelity Management & Research
                                    secondary objective of principal         Company
                                    preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                    its target date and beyond.
Freedom 2050 Portfolio              Seeks high total return with a           Fidelity Management & Research
                                    secondary objective of principal         Company
                                    preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                    its target date and beyond.
Government Money Market Portfolio   Seeks as high a level of current         Fidelity Management & Research
                                    income as is consistent with             Company
                                    preservation of capital and liquidity.   Subadviser: Fidelity Investments
                                                                             Money Management, Inc.
Growth Portfolio                    Seeks to achieve capital appreciation.   Fidelity Management & Research
                                                                             Company
                                                                             Subadviser: FMR Co., Inc.
Investment Grade Bond Portfolio     Seeks as high a level of current         Fidelity Management & Research
                                    income as is consistent with the         Company
                                    preservation of capital.                 Subadviser: Fidelity Investments
                                                                             Money Management, Inc.




                                     FFA-16

Certain Portfolios have been subject to a change. Please see Appendix C --"Additional Information Regarding the Portfolios."


INVESTMENT CHOICES WHICH ARE FUND OF FUNDS



The following Portfolios available within Brighthouse Trust I and Brighthouse Trust II are "fund of funds":


Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio

"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The Contract or other correspondence we provide You will indicate the Divisions that are available to You. Your investment choices may be limited because:

   o Your employer, association or other group contract holder limits the available Divisions.

   o   We have restricted the available Divisions.

   o   Some of the Divisions are not approved in your state.

The Divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of Brighthouse Trust I, Brighthouse Trust II, Calvert Fund, Fidelity(R) VIP Funds and American Funds(R) Portfolios are made available only through various insurance company annuities and life insurance policies.

Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds and American Funds(R) are each a "series" type fund registered with the SEC as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of Brighthouse Trust I and Brighthouse Trust II pay Brighthouse Investment Advisers, LLC a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. The Portfolios of the Calvert Fund pay Calvert Asset Management Company, Inc. a monthly fee for its services as their investment manager. Similarly, the Portfolios of the Fidelity(R) VIP Funds pay Fidelity Management & Research Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds and American Funds(R).


                                     FFA-17

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS


An investment manager or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") where MetLife, Inc. retained an ownership interest of 19.2% non-voting common stock outstanding of Brighthouse Financial, Inc. Brighthouse subsidiaries include Brighthouse Investment Advisers, LLC, which serves as the investment adviser for the Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and Our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby we receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. As of December 31, 2017, approximately 85% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.


Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in each Portfolio's prospectus. (See the Fee Table and "Who Sells the Deferred Annuities and Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment return.


PORTFOLIO SELECTION


We select the Portfolios offered through the Contracts based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment manager are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Portfolios.


                                     FFA-18

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.



                               DEFERRED ANNUITIES

--------------------------------------------------------------------------------
This Prospectus describes the following Deferred Annuities under which You can accumulate money:

Financial Freedom Account:
o    TSA (Tax Sheltered Annuity)
o    403(a) (Qualified annuity plans under Section 403(a))
o    Non-Qualified (for certain deferred arrangements and plans)

Enhanced Preference Plus Account:
o    TSA (Tax Sheltered Annuity)
o    403(a) (Qualified annuity plans under Section 403(a))
o    PEDC (Public Employee Deferred Compensation)
o    Traditional IRA (Individual Retirement Annuities)
o    Non-Qualified
o    Non-Qualified (for certain deferred arrangements and plans)

These Non-Qualified Deferred Annuities (for certain deferred arrangements and plans) include Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(e)(11) severance and death benefits plans, and for Financial Freedom Deferred Annuities only, Section 415(m) qualified governmental excess benefit arrangements. The Non-Qualified Deferred Annuities for Section 457(e)(11) severance and death benefit plans have special tax risks. We no longer offer
Section 457(e)(11) severance and death benefit plans but will accept purchase payments for those already issued.


In general under these types of non-qualified deferred compensation arrangements, all assets under the plan (including the Contract) are owned by the employer (or a trust subject to the claims of the employer's creditors). Participants may be permitted, if authorized under the plan, to make certain "deemed" investment choices and allocations. However, the entire interest under the Contract remains the property of the employer and any Account Values thereunder are maintained solely for accounting purposes under the plan.


These Deferred Annuities are issued to a group. You are then a participant under the group's Deferred Annuity. Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:


   o Allocated (your Account Value records are kept for You as an individual); or

   o Unallocated (Account Value records are kept for a plan or group as a whole).



THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN


If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Value. Also, the Deferred Annuity may require that You or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.



403(B) PLAN TERMINATIONS

Upon a 403(b) plan termination, your employer is required to distribute your plan benefits under the Contract to You. Your employer may permit You to receive your distribution of your 403(b) plan benefit in cash or in the form of the Contract.


If You elect to receive your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn from the Fixed Interest Account may be subject to an Early Withdrawal Charge. Outstanding loans will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition your cash distributions are subject to


                                     FFA-19
withholding, ordinary income tax and applicable Federal income tax penalties. (See "Income Taxes.") However, if your employer chooses to distribute cash as the default option, your employer may not give You the opportunity to instruct MetLife to make, at a minimum, a direct transfer to another funding option or annuity contract issued by us or one of our affiliates, which may avoid an Early Withdrawal Charge. In that case, You will receive the net cash distribution, less any applicable Early Withdrawal Charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.


If You receive the distribution in the form of the Contract, we will continue to administer the Contract according to its terms. However in that case, You may not make any additional purchase payments or take any loans. In addition, MetLife will rely on You to provide certain information that would otherwise be provided to MetLife by the employer or plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of the Contract as a default option when that Contract is an investment vehicle for a TSA ERISA plan.


OTHER PLAN TERMINATIONS



Upon termination of a retirement plan that is not a Section 403(b) plan, your employer is generally required to distribute your plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable Early Withdrawal Charges. Outstanding loans, if available will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition, your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See "Income Taxes.") However, your employer may not give You the opportunity to instruct MetLife to make, at a minimum, a direct transfer to another funding option or annuity contract issued by us or one of our affiliates which may avoid a withdrawal charge. In that case, You will receive the net cash distribution, less any applicable Early Withdrawal Charge from assets allocated to the Fixed Interest Account and witholding.



AUTOMATED INVESTMENT STRATEGIES


There are five automated investment strategies available to You for Enhanced Deferred Annuities. We created these investment strategies to help You manage your money. You decide if one is appropriate for You based upon your risk tolerance and savings goals. The Equity Generator is the only investment strategy available for Financial Freedom Deferred Annuities. These investment strategies are available to You without any additional charges. As with any investment program, no strategy can guarantee a gain -- You can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.


The Allocator, the Equalizer and the Index Selector are not available to all Enhanced Deferred Annuities. Certain administrative platforms may have an alternative dollar cost averaging program that permits an amount to be transferred from any Division to one or more different Divisions on a monthly, quarterly, semi-annual or annual basis. Certain administrative platforms may have an alternative rebalancing program that permits rebalancing on a one-time, quarterly, semi-annually or annual basis. Your enrollment form will indicate if any of the automated investment strategies or the alternative dollar cost averaging program and the alternative rebalancing program is available under Your Contract.

THE EQUITY GENERATOR(R): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division, based on your selection. If your Fixed Interest Account Value at the time of a scheduled transfer is zero, this strategy is automatically discontinued.


Certain administrative platforms may allow an amount equal to the interest earned in the Fixed Interest Account to be transferred quarterly to the MetLife Stock Index Division.


As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and You never request allocation changes or transfers, You will not pay more in Early Withdrawal Charges than your Contract earns. Early Withdrawal Charges may be taken from any of your earnings in the Fixed Interest Account.

THE EQUALIZERSM: You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. Each quarter, amounts are transferred between the Fixed Interest Account and your chosen Division to make the value of each equal. For example, if You choose the


                                     FFA-20

MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.


THE REBALANCER(R): You select a specific asset allocation for your entire Account Value from among the Divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Value in each option back to your original allocation. In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.

THE INDEX SELECTOR(R): You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account Value is allocated among the MetLife Aggregate Bond Index, MetLife Stock Index, MetLife MSCI EAFE(R) Index, MetLife Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account. Each quarter, the percentage in each of these Divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the Divisions and the Fixed Interest Account.

In the future, we may permit You to allocate less than 100% of your Account Value to this strategy.


We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.


The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative (where applicable).


You may choose another Index Selector(R) strategy or terminate your Index Selector(R) strategy at any time. If You choose another Index Selector(R) strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to select the Index Selector(R) strategy again, You must select from the asset allocation models available at that time.


THE ALLOCATORSM: Each month, a dollar amount You choose is transferred from the Fixed Interest Account to any of the Divisions You choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account Value is exhausted, this strategy is automatically discontinued.


The Equity Generator(R) and the Allocator(SM) are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You wish to continue the strategy through periods of fluctuating prices.

We may terminate all transactions under any automated investment strategy, depending on your administrative platform, upon notification of your death.


PURCHASE PAYMENTS

There is no minimum purchase payment.

For Non-Qualified Deferred Annuities for certain deferred arrangements or plans (except those for Section 415(m) arrangements), we may require that each purchase payment be at least $2,000. In addition, we may require that your total purchase payments must be at least $15,000 for the first Contract Year and at least $5,000 each subsequent Contract Year.

Unless limited by tax law, You may continue to make purchase payments under Enhanced Deferred Annuities while You receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, salary reduction or salary deduction. You may make purchase payments to your Deferred Annuity whenever You choose, up to the date You begin receiving payments from a pay-out option.

In the case of TSA Deferred Annuity money being transferred from a fixed account of another insurance company where You did not have access to your money because the company was being rehabilitated or liquidated, we may add additional money to the amount transferred to us to reflect the earlier lack of access.



                                     FFA-21

PURCHASE PAYMENTS -- SECTION 403(B) PLANS


The Internal Revenue Service ("IRS") announced regulations affecting Section 403(b) plans and arrangements which were generally effective January 1, 2009. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under Section 403(b) under certain conditions (so-called "90-24 transfers"). The regulations have the following effect regarding transfers: (1) an issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this employer requirement.


In consideration of these regulations, we have determined only to make available the Contract for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract.

If your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into your Contract, we urge You to consult with your tax adviser prior to making additional purchase payments.


ALLOCATION OF PURCHASE PAYMENTS


You decide how your money is allocated among the Fixed Interest Account and the Divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

If You choose to make an allocation to the asset allocation Divisions with your initial purchase payment, 100% of your allocation to the investment choices must be to only one of the asset allocation Divisions. After the initial purchase payment has been made, You may allocate subsequent purchase payments or make transfers from any asset allocation Division to any investment choice or to one or more of the asset allocation Divisions. We reserve the right to make certain changes to the Divisions. (See "Your Investment Choices -- Portfolio Selection.")



LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

   o   Federal tax laws;

   o Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling You in writing at least 90 days in advance;

   o Regulatory requirements. For example, if You reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after You have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to You after You turn age 60; or after You turn age 63, if the Deferred Annuity was issued before You were age 61 (except under the Enhanced PEDC Deferred Annuity);

   o Retirement, for certain Deferred Annuities. You may no longer make purchase payments if You retire;

   o   Leaving your job (for TSA and 403(a) Deferred Annuities);

   o   A withdrawal based on your leaving your job; and

   o Receiving systematic termination payments (described later) from both the Separate Account and the Fixed Interest Account.


THE VALUE OF YOUR INVESTMENT


Accumulation Units are credited to You when You make purchase payments or transfers into a Division. When You withdraw or transfer money from a Division, Accumulation Units are liquidated. We determine the number of Accumulation Units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.


                                     FFA-22

This is how we calculate the Accumulation Unit Value for each Division:


   o First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

   o Finally, we multiply the previous Accumulation Unit Value by this result.


EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS


Assume You make a purchase payment of $500 into one Division and that Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 Accumulation Units.




  $500
------
          =   50 Accumulation Units
   $10


CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

           $10.00 x .95 = $9.50 is the new Accumulation Unit Value


TRANSFERS


You may make tax-free transfers between Divisions or between the Divisions and the Fixed Interest Account. Such transfers are free of any Early Withdrawal Charges from the Fixed Interest Account to You, except under certain Financial Freedom Deferred Annuities where You may incur Early Withdrawal Charges, if applicable, for money transferred from the Fixed Interest Account to the Divisions. Some additional restrictions may also apply to transfers from the Fixed Interest Account to the Divisions. For us to process a transfer, You must tell us:


   o   The percentage or dollar amount of the transfer;


   o The Divisions (or Fixed Interest Account) from which You want the money to be transferred;

   o The Divisions (or Fixed Interest Account) to which You want the money to be transferred; and


   o Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.


For additional transfer restrictions (see "General Information -- Valuation -- Suspension of Payments").


WE MAY REQUIRE YOU TO:

   o   Use our forms;


   o Maintain a minimum Account Value (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or


   o Transfer a minimum amount if the transfer is in connection with the Allocator.


                                     FFA-23

RESTRICTIONS ON TRANSFERS



RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios. In addition, as described below, we intend to treat all American Funds(R) as Monitored Portfolios. We monitor transfer/reallocation activity in the following Monitored Portfolios:


     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their Portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds(R) restrictions. There is no guarantee that this process will detect all contract holders whose transfer/reallication activity in the American Funds(R) Portfolios violates this monitoring policy.


                                     FFA-24

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.

Your third-party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitations and may change from time to time as those systems are upgraded.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a



                                     FFA-25
large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



ACCESS TO YOUR MONEY


You may withdraw either all or part of your Account Value from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Value, if less). To process your request, we need the following information:


   o   The percentage or dollar amount of the withdrawal; and


   o The Divisions (or Fixed Interest Account) from which You want the money to be withdrawn.

Your withdrawal may be subject to income taxes, tax penalties and Early Withdrawal Charges or amounts withdrawn from the Fixed Interest Account.


Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


You may submit a written withdrawal request, which must be received at your Administrative Office on or before the date the pay-out phase begins, that indicates that the withdrawal should be processed as of the date the pay-out phase begins, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit Value calculated as of the date the pay-out phase begins.



ACCOUNT REDUCTION LOANS


We may administer loan programs made available through plans or group arrangements on an account reduction basis for certain Deferred Annuities. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Division and the Fixed Interest Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated to the Divisions and the Fixed Interest Account in the same percentages as your current investment election for contributions. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



SYSTEMATIC WITHDRAWAL PROGRAM FOR ENHANCED TSA AND IRA AND FINANCIAL FREEDOM TSA AND 403(A) DEFERRED ANNUITIES


If we agree and if approved in your state for Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities, You may choose to automatically withdraw a specific dollar amount or a percentage of your Account Value each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time


                                     FFA-26
frame You select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Early Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. For the Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities, if You elect to receive payments through this program, You must have no loan outstanding from the Fixed Interest Account and You must either be 59 1/2 years old or have left your job. Tax law generally prohibits withdrawals from Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities before You reach 59 1/2. Your Account Value will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments You would receive from a Deferred Annuity pay-out option or under an Income Annuity.

If You elect to withdraw a dollar amount, we will pay You the same dollar amount each Contract Year. If You elect to withdraw a percentage of your Account Value, each Contract Year, we recalculate the amount You will receive based on your new Account Value.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Divisions in which You have an Account Value.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If You choose to receive a percentage of your Account Value, we will determine the amount payable on the date these payments begin. When You first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if You select to receive payments on a monthly basis with the percentage of your Account Value You request equaling $12,000, and there are six months left in the Contract Year, we will pay You $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay You over the Contract Year either the amount that You chose or an amount equal to the percentage of your Account Value You chose. For example, if You select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Value equals $12,000 at the start of a Contract Year, we will pay You $1,000 a month.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro-rata from the Fixed Interest Account and any Divisions in which You then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in Good Order at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should request payment by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month on the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made at any time. If You make any of these changes, we will treat your request as though You were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at your Administrative Office at least 30 days in advance.

Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us at your Administrative Office. We may also terminate your participation in the program, depending on your administrative platform, upon notification of your death.

Systematic Withdrawal Program payments may be subject to an Early Withdrawal Charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When You first elect the program, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Value your Systematic Withdrawal Program payment represents based on your Account Value on the first Systematic Withdrawal Program payment date


                                     FFA-27
of that Contract Year. We will determine separately the Early Withdrawal Charge from the Fixed Interest Account and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

Although Early Withdrawal Charges do not apply to Systematic Withdrawal Program payments from your Separate Account Value, Early Withdrawal Charges may apply to Systematic Withdrawal Program payments from your Fixed Interest Account Value.


Participation in the Systematic Withdrawal Program is subject to our administrative procedures.


MINIMUM DISTRIBUTION


In order for You to comply with certain tax law provisions, You may be required to take money out of your Deferred Annuity. Rather than receiving your required minimum distribution in one annual lump-sum payment, You may request that we pay it to You in installments throughout the calendar year. However, we may require that You maintain a certain Account Value at the time You request these payments. We may terminate your participation in the program, depending on your administrative platform, upon notification of your death.



ANNUAL CONTRACT FEE

There is no Separate Account Annual Contract Fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year.


ACCOUNT REDUCTION LOAN FEES


We may make available account reduction loans. If your plan or group of which You are a participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 account reduction loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Division and the Fixed Interest Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.



CHARGES


There are two types of charges You pay while You have money in a Division:


   o   Insurance-related charge (or Separate Account charge), and

   o   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Early Withdrawal Charge may not fully cover all of the sales and deduction expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Contract charges.


The Separate Account charge You pay will not reduce the number of Accumulation Units credited to You. Instead, we deduct the charge as part of the calculation of the Accumulation Unit Value.



INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 0.95% annually of the average value of the amount You have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity. MetLife guarantees that the Separate Account insurance-related charge will not increase while You have this Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.


The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your "pay-in" phase is larger than your Account Value. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).


                                     FFA-28

INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on which Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES


Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Values and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Values or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.


Premium taxes, if applicable, depend on the Deferred Annuity You purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Value, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

We reserve the right to deduct from the Deferred Annuity for any income taxes which we incur because of the Deferred Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Deferred Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Deferred Annuity, and in that event we may deduct such tax from the Deferred Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.



FREE LOOK


You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).



DEATH BENEFIT

One of the insurance guarantees we provide You under your Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies) under the following Deferred
Annuitites:

   o   Enhanced TSA

   o   Enhanced Non-Qualified

   o   Enhanced 403(a)

   o   Enhanced Traditional IRA

   o   Financial Freedom TSA

   o   Financial Freedom 403(a)


                                     FFA-29

For the following Deferred Annuities the trustee receives the death benefit:

   o   Non-Qualified Deferred Annuity for

       o   Section 457(f) deferred compensation plan

       o   Section 451 deferred fee arrangements

       o   Section 451 deferred compensation plans

       o   Section 457(e)(11) severance and death benefit plans

       o   Section 415(m) qualified governmental excess benefit arrangements

   o For PEDC Deferred Annuities, the employer or trustee receives the death benefit.

The death benefit your beneficiary receives will be the greatest of:


   o   Your Account Value;



   o Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or


   o The total of all of your purchase payments less any partial withdrawals (including any applicable Early Withdrawal Charge).

In each case, we deduct the amount of any outstanding loans from the death benefit.

The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If we are notified of your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we may cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method.


Until the beneficiary (or each beneficiary if there are multiple beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk.

Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Value in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions until each of the other beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take the payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.


If permitted in the Contract, if the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities and continue the Contract under the terms and conditions of the Contract that applied prior to the Owner's death, with certain exceptions described in the Contract. In that case, the Account Value will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in a Division and the Fixed Interest Account as each bears to the total Account Value.) If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Value as of December 31 following the end of the fifth Contract Year and every other five-year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable Early Withdrawal Charges will be assessed against future withdrawals.


                                     FFA-30

There is no death benefit after the pay-out phase begins, however, depending on the pay-out option you select, any remaining guarantee will be paid to your beneficiary.


TOTAL CONTROL ACCOUNT

The beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


PAY-OUT OPTIONS (OR INCOME OPTIONS)


You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Value (less any premium taxes, outstanding loans and applicable Contract fees), then we apply the net amount to the option. (See "Income Taxes" for a discussion of partial annuitization.) You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. We are currently waiving this fee. The variable pay-out option may not be available in all states.


When considering a pay-out option, You should think about whether You want:

   o Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

   o   A fixed dollar payment or a variable payment; and

   o   A refund feature.


Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which You will receive your income payments. If You do not tell us otherwise, your Fixed Interest Account Value will be used to provide a Fixed Income Option and your Separate Account Value will be used to provide a variable pay-out income option.


You can change or extend the date income payments begin at any time before the date specified in the Contract with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.

Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase.




                                INCOME ANNUITIES

--------------------------------------------------------------------------------
Income Annuities provide You with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, You may receive your payments on a monthly, quarterly,



                                     FFA-31
semi-annual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that You begin receiving payments immediately or You can apply the Account Value of your Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, You may defer receiving payments from us for one year after You have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.


We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If You annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

Using proceeds from the following types of arrangements, You may purchase Income Annuities to receive immediate payments:


o    TSA

o    403(a)

o    Non-Qualified (for certain deferred arrangements and plans)


If You have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how You may be affected.


INCOME PAYMENT TYPES


Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when You decide to take a pay-out option or at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

   o Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

   o Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.


   o Beneficiary: the person who receives continuing payments/or a lump sum payment if the Owner dies.


Many times, the Owner and the Annuitant are the same person.

When deciding how to receive income, consider:

   o   The amount of income You need;

   o   The amount You expect to receive from other sources;

   o   The growth potential of other investments; and

   o   How long You would like your income to last.


Your income payment amount will depend in large part on the type of income payment You choose. For example, if You select a "Lifetime Income Annuity for Two," your payments will typically be lower than if You select a "Lifetime Income Annuity." Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or Joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger. Where


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required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than those guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. Tax rules with respect to decedent Contracts may prohibit election of Lifetime Income for Two income types and/or may also prohibit payments for as long as the Owner's life in certain circumstances. The terms of your Contract will determine when your income payments start and the frequency with which You will receive your income payments. When You select an income type, it will apply to both fixed income payments and variable income payments.


We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations.

The following income payment types are available:


LIFETIME INCOME ANNUITY: A variable income that is paid as long as the Annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Owner of the annuity (or the beneficiary, if the Owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the Annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the Annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the Annuitant dies before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two Annuitants is living. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Owner of the annuity (or the beneficiary, if the Owner dies during the guarantee period) until the end of the guaranteed period. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either Annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both Annuitants die before the total of all income payments received equals the purchase payment, we will pay the Owner (or the beneficiary, if the Owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a Contract with this income payment type. If the Owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.



MINIMUM SIZE OF YOUR INCOME PAYMENT

Your initial income payment must be at least $50. If You live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to provide this minimum initial income payment.



                                     FFA-33


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ALLOCATION



You decide what portion of your income payment is allocated among the Fixed Income Option and the Divisions.



THE VALUE OF YOUR INCOME PAYMENTS


AMOUNT OF INCOME PAYMENTS


Variable income payments from a Division will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract fee), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains fixed for the duration of the Contract if no reallocations are made.


The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.


Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then-current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the Annuitant that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the Owner will be given the benefit of the higher rates.



ANNUITY UNITS


Annuity Units are credited to You when You make a purchase payment or make a reallocation into a Division. Before we determine the number of Annuity Units to credit to You, we reduce a purchase payment (but not a reallocation) by any premium taxes and the Contract fee, if applicable. We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to a Division) by the Annuity Unit Value on the date of the transaction. The result is the number of Annuity Units credited for that Division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When You reallocate an income payment from a Division, Annuity Units supporting that portion of your income payment in that Division are liquidated.



AIR


Your income payments are determined by using the AIR to benchmark the investment experience of the Divisions You select. We currently offer a 3% and 4% AIR. Certain states may require a different AIR or a cap on what AIR may be chosen. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Divisions.


The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.


The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.


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


VALUATION


This is how we calculate the Annuity Unit Value for each Division:


   o First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

   o Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

   o Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

   o   Finally, we multiply the previous Annuity Unit Value by this result.


REALLOCATIONS


You may make reallocations among the Divisions or from the Divisions to the Fixed Income Option. Once You reallocate your income payment into the Fixed Income Option You may not later reallocate amounts from the Fixed Income Option to the Divisions. If You reside in certain states You may be limited to four options (including the Fixed Interest Option).

Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the Divisions or other funds to generate your income payments.


Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange on that business day. All other reallocation requests in Good Order will be processed on the next business day.

For us to process a reallocation, You must tell us:

   o   The percentage of the income payment to be reallocated;


   o   The Divisions from which You want the income payment to be reallocated;
       and



   o The Divisions or Fixed Income Option (and the percentages allocated to each) to which You want the income payment to be reallocated.

When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.



   o First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;


   o Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

   o Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation; and

   o Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.


When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.


You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a beneficiary's ability to make a reallocation.



                                     FFA-35

Here are examples of the effect of a reallocation on the income payment:


   o Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 + ($125 - $100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)



   o Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will also be made to the number of Annuity Units in both Divisions as well.)



RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners or participants/Annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., participants/Annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios. In addition, as described below, we intend to treat all American Funds(R) as Monitored Portfolios. We monitor transfer/reallocation activity in the following Monitored Portfolios:


     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their Portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures.


                                     FFA-36

Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds(R) restrictions. There is no guarantee that this process will detect all contract holders whose transfer/reallication activity in the American Funds(R) Portfolios violates this monitoring policy.


Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of this restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we monitor the frequency of transfers.

Your third-party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitations and may change from time to time as those systems are upgraded.


The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners or participants/Annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners or participants/Annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner or participant/Annuitant to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract Owners or participants/Annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners or participants/Annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance


                                     FFA-37
companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract Owners engaged in frequent transfer/reallocation trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner or participant/Annuitant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a large cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the Portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



CONTRACT FEE

There is no Contract fee under the Income Annuities.


CHARGES


There are two types of charges You pay if You allocate any of your income payment to the Divisions:


   o   Insurance-related charge (or Separate Account charge); and

   o   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain Contract charges.


The Separate Account charge You pay will not reduce the number of Annuity Units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.



INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 0.95% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).


INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on the Divisions You select. Investment-related charges for each Portfolio for the previous year are listed in the Table of Expenses.


                                     FFA-38

PREMIUM AND OTHER TAXES


Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when You make the purchase payment.

Premium taxes, if applicable, depend on the Income Annuity You purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

We reserve the right to deduct from the Income Annuity for any income taxes which we incur because of the Income Annuity. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Income Annuity that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Income Annuity, and in that event we may deduct such tax from the Income Annuity. At the present time, however, we are not incurring any such income tax or making any such deductions.


FREE LOOK



You may cancel your Income Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The "free look" may also vary depending on your age and whether You purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payment or (ii) the value of your Accumulation Units as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).


If You do not cancel your Income Annuity during the "free-look" period, your decision to purchase the Income Annuity is irrevocable.

You do not have a "free look" if You are electing income payments in the pay-out phase of your Deferred Annuity.




                              GENERAL INFORMATION

--------------------------------------------------------------------------------
ADMINISTRATION


All transactions will be processed in the manner described below.


PURCHASE PAYMENTS


Send your purchase payments, by check, cashier's check or certified check made payable to "MetLife," to your Administrative Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments.


We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.



                                     FFA-39

Purchase payments (including any portion of your Account Value under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in Good Order at your Administrative Office, except when they are received:


   o On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

   o   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.


We reserve the right to credit your initial purchase payment to You within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which You are a participant or member must identify You on their reports to us and tell us how your money should be allocated among the Divisions and the Fixed Interest Account/Fixed Income Option.



CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities and the Non-Qualified Financial Freedom Deferred Annuity for 415(m) qualified governmental excess benefit arrangements are confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


PROCESSING TRANSACTIONS

We permit You to request transactions by mail and telephone. We make Internet access available to You for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.


If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an Owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.



BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to You include:


   o   Account Value


   o   Unit Values

   o   Current rates for the Fixed Interest Account

   o   Transfers

   o   Changes to investment strategies

   o   Changes in the allocation of future purchase payments.


Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a


                                     FFA-40
day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at your Administrative Office to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



TELEPHONE AND COMPUTER SYSTEMS


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to your Administrative Office.


Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.

We are not responsible or liable for:

   o any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or

   o any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.


AFTER YOUR DEATH


If we are notified of your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we may cancel the request. For example, if You request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint Annuitant or pay your beneficiary a refund.



ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA ("Employee Retirement Income Security Act of 1974") annuity Contracts to be abandoned after a period of inactivity of three to five years from the Contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary of the Contract Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7732 to make such changes.


                                     FFA-41

MISSTATEMENT


We may require proof of age of the Annuitant, Owner, or beneficiary before making any payments under this Contract that are measured by the Annuitant's, Owner's, or beneficiary's life. If the age of the Annuitant, Owner, or beneficiary has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age.


Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any under payments.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing your requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as You and your Contract. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation and Annuity Unit Values; cause the release and possible destruction of your confidential information or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



THIRD PARTY REQUESTS


Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners, and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.



VALUATION -- SUSPENSION OF PAYMENTS


We separately determine the Accumulation Unit Value and Annuity Unit Value for each Division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.

When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of Annuity Units You receive on the next available Annuity Unit Value.


We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

   o rules of the SEC so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

   o   during any other period when the SEC by order so permits.


                                     FFA-42

ADVERTISING PERFORMANCE



We periodically advertise the performance of the Divisions. You may get performance information from a variety of sources including your quarterly statements, your sales representative (where applicable), the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an Accumulation (or Annuity) Unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges since the Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the Divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds and American Funds(R) Portfolios since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities or Income Annuities had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.


We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.


We may state performance for the Divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in Annuity Unit Value.


We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the



                                     FFA-43
illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and the average of investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable Separate Account charge (rather than the maximum), as well as the Annuity Unit Values and the investment-related charge.

An illustration should not be relied upon as a guarantee of future results.

Historical performance information should not be relied on as a guarantee of future performance results.

Past performance is no guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and Early Withdrawal Charges.


CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY


We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity Owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:


   o   To operate the Separate Account in any form permitted by law.

   o To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations transactions permitted.


   o To transfer any assets in a Division to another Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Divisions in the Separate Account.



   o To substitute for the Portfolio shares in any Division, the shares of another class of Brighthouse Trust I, Brighthouse Trust II or the shares of another investment company or any other investment permitted by law.


   o To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.

   o To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.


If any changes result in a material change in the underlying investments of a Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.



VOTING RIGHTS


Based on our current view of applicable law, You have voting interests under your Deferred Annuity or Income Annuity concerning Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds or American Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.


You are entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements,
Section 451 deferred compensation plans, Section 457(e)(11) severance and death benefit plans and the TSA Deferred Annuity and Income Annuities under which the employer retains all rights, we will provide You with the number of copies of voting instruction soliciting materials that You request so that You may furnish such materials to participants who may give You voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.



                                     FFA-44

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners or Annuitants may control the outcome of a vote. Shares of Brighthouse Trust I, Brighthouse Trust II, the Calvert Fund, Fidelity(R) VIP Funds or American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:
The shares for which voting instructions are received; and

The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.


WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES



MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities and Income Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities and Income Annuities). MLIDC does not retain any fees under the Deferred Annuities and Income Annuities.


MLIDC's principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as well as the securities commissions in the states in which it operates, and is a member of the Financial Regulatory Industry Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Deferred Annuities are sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Deferred Annuities may also be sold through the mail, the Internet or by telephone.


There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities. MLIDC pays compensation based upon a "gross dealer concession" model. With respect to the Deferred Annuities, the gross dealer concession ranges from 0.75% to 3% of each purchase payment and, starting in the second Contract Year, 0.09% of the Account Value each year that the Contract is in force for servicing the Contract. With respect to Income Annuities, the gross dealer concession is 6% of the purchase payment and, starting in the second Contract Year, 0.18% of the amount available from which income payments are made for each year the Contract is in force for servicing the Income Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession credited upon an annuitization depends on several factors, including the number of years the Contract has been in force.


We may make payments to MLIDC that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for MLIDC's management team, advertising expenses, and other expenses of distributing the Contracts. MLIDC's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with MLIDC. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines directly from us or the distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to different



                                     FFA-45
compensation rates. Ask your sales representative (where applicable) for further information about what your sales representative (where applicable) and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market our variable annuity contracts. These organizations are compensated for their sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Values their members hold in the Contract. We also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market our variable annuity contracts. These organizations are compensated for their sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Values their members hold in the Contract. We also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.



FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.



YOUR SPOUSE'S RIGHTS


If You received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney.

Any reference to "spouse" includes those persons who are married under state law, regardless of sex.


WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.


We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 36 consecutive months and your Account Value is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we cancel a Deferred Annuity issued in New York, we will return the full Account Value. In all other cases, You will receive an amount equal to what You would have received if You had requested a total withdrawal of your Account Value. Early Withdrawal Charges may apply.


We may cancel your Non-Qualified Deferred Annuity for Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans and Section 457(e)(11) severance and death



                                     FFA-46
benefit plans if we do not receive any purchase payments from You for 12 consecutive months and your Account Value is less than $15,000. Certain Deferred Annuities do not contain these cancellation provisions.


At our option, we may cancel certain TSA and PEDC Deferred Annuities if we determine that changes to your retirement plan would cause MetLife to pay more interest than we anticipated or to make more frequent payments than we anticipated in connection with the Fixed Interest Account. We may also cancel these Deferred Annuities, as legally permitted, if your retirement plan terminates or no longer qualifies as a tax sheltered arrangement. Also, the employer and MetLife may each cancel the Deferred Annuity upon 90 days notice to the other party.


We will not terminate any Contract where we keep records of your account if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if your plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Account Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.



SPECIAL CHARGES THAT APPLY IF YOUR RETIREMENT PLAN TERMINATES ITS DEFERRED ANNUITY OR TAKES OTHER ACTION


Under certain TSA Deferred Annuities, amounts equal to some or all of the early withdrawal charge imposed under a contract of another issuer in connection with the transfer of money into a TSA Deferred Annuity may be credited to your Account Value. If such amounts are credited to a TSA Deferred Annuity, special termination charges may be imposed. These charges may also apply if the plan introduces other funding vehicles provided by other carriers. Charges are not imposed on plan participants; but rather are absorbed by the Contract Owner. Therefore, under the Contract, the participant will incur only the withdrawal charges, if applicable, otherwise discussed in this Prospectus.



                                  INCOME TAXES

--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


NON-QUALIFIED ANNUITY CONTRACTS


This discussion assumes the Contract is an annuity Contract for Federal income tax purposes, that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "qualified" Contracts.


                                     FFA-47

ACCUMULATION



Generally, an Owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payments or commutation. This deferral of taxation on accumulated value in the Contract is limited to Contracts owned by or held for the benefit of "natural persons." A Contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for the exclusive benefit of a natural person.

In contrast, a Contract owned or not treated as held by a "natural person," such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees, or otherwise is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION

If You take a withdrawal from your Contract, or surrender your Contract prior to the date You commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount You receive will be treated first as coming from earnings, if any (and thus subject to income tax), and then from your purchase payments (which are not subject to income tax). If the accumulated value is less than your purchase payments upon surrender of your Contract, You might be able to claim any unrecovered purchase payments on your Federal income tax return as a miscellaneous itemized deduction.

The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for "early" distribution if such withdrawal is taken prior to You reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:

   (a)        on account of your death or disability,

   (b) as part of a series of substantially equal periodic payments payable for your life (or joint life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary, or

   (c) under certain immediate income annuities providing for substantially equal payments made at least annually.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

TREATMENT OF SEPARATE ACCOUNT CHARGES

It is possible that at some future date the Internal Revenue Service ("IRS") may consider that Contract charges attributable to certain guaranteed death benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.

AGGREGATION

If You purchase two or more deferred annuity Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (See "Taxation of Payments in Annuity Form" below).

EXCHANGES/TRANSFERS


The annuity Contract may be exchanged tax-free in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days


                                     FFA-48
following the date of the exchange - other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of Ownership of the Contract, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner, may result in income or gift tax consequences to the Contract Owner. You should consult your tax adviser if You are considering such a transfer or assignment.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or income payments, whichever is applicable).

After your death, any death benefit determined under the Contract must be distributed in accordance with Section 72(s) of the Code. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.


If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner.

For Contracts owned by a non-natural person, the required distribution rules apply upon the death or change in the Primary Annuitant. If there is more than one Annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of non-qualified Variable Annuity contracts have been considered to be the Owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Portfolios available and the flexibility of the Contract Owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the Owner of the Separate Account assets supporting the Contract.



TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the Contract in the form of an annuity are taxed differently depending on whether You select a fixed or variable annuity payout option. For fixed annuity payments, payments are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The exclusion ratio is applied to each fixed annuity payment to determine the portion that is a non-taxable return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract is fully recovered. We


                                     FFA-49
will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to You and the IRS.


Variable annuity payments are expected to fluctuate and the amount You may receive is uncertain. Variable annuity payments are taxable as ordinary income to the extent they exceed the portion of each annuity payment that is determined to be a non-taxable return of your investment in the Contract. The non-taxable return of your investment in the Contract is determined by dividing the investment in the Contract (with adjustment) by the number of years over which it is anticipated the annuity will be paid. In general, your investment in the Contract is recovered pro-rata over the expected payment period.


Once You have recovered the investment in the Contract, further annuity payments are fully taxable.

If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.

Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract as part of a long-term care contract a tax-free exchange.


If the Contract allows, You may elect to convert less than the full value of your Contract to an annuity form of pay-out (i.e., "partial annuitization.") In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract and the deferred portion. An exclusion ratio or excludable amount will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME

Federal tax law imposes a 3.8% Medicare tax on the lesser of:

   (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or

   (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S.

Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.

The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.



                                     FFA-50

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.


QUALIFIED ANNUITY CONTRACTS

INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation Plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.

ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.

TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).



                                     FFA-51

Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.

WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan Contracts if the withdrawal occurs within the first 2 years of your participation in the plan.

These exceptions include withdrawals made:

   (a)        on account of your death or disability, or

   (b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary and You are separated from employment.


If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. Federal tax law limits You to making only one rollover from an IRA to another IRA (or the same
IRA) in any 12 month period and the limit is applied across all IRAs that You own. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

Generally, a distribution may be eligible for rollover, but certain types of distributions cannot be rolled over, such as distributions received on account of:


   (a)        minimum distribution requirements,

   (b)        financial hardship, or

   (c)        for a period of ten or more years or for life.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You



                                     FFA-52
may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.

DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).

If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the IRA is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner. If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.



REQUIRED MINIMUM DISTRIBUTIONS


Generally, You must begin receiving amounts from your retirement plan by April 1 following the latter of:


   (a)        the calendar year in which You reach age 70 1/2, or

   (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.


Your required minimum distribution request must be in Good Order and payment must be processed by MetLife prior to the due date (generally the end of the calendar year or April 1st of the year after You reach age 70 1/2) in order to satisfy the requirement for the applicable tax year.


A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs). or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.


                                     FFA-53

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES

In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

   (a) Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

   (b) Is exchanged to another permissible investment under your 403(b) plan;

   (c) Relates to contributions to an annuity contract that are not salary reduction elective deferrals , if your plan allows it;

   (d) Occurs after You die, leave your job or become disabled (as defined by the Code);

   (e) Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

   (f) Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

   (g)        Relates to rollover or after-tax contributions; or

   (h) Is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of



                                     FFA-54

Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.

CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.

DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution of You are a resident of Puerto Rico.

ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect



                                     FFA-55
after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.



                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

                                     FFA-56

                                   APPENDIX A

--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                          NON-QUALIFIED
                            QUALIFIED       DEFERRED
                            DEFERRED        ANNUITIES
                           AND INCOME      AND INCOME
                            ANNUITIES       ANNUITIES
                          ------------   --------------
California(1)..........      0.5%            2.35%
Florida(2).............      1.0%             1.0%
Maine(3)...............      0.0%             2.0%
Nevada(4)..............      0.0%             3.5%
Puerto Rico(5).........      1.0%             1.0%
South Dakota(6)........      0.0%            1.25%
West Virginia..........      1.0%             1.0%
Wyoming(4).............      0.0%             1.0%

------------
1 California applies the qualified tax rate to plans that qualify under the following Code Sections: 401(a), 403(b), 404, 408(b), and 501(a).

2 Annuity purchase payments are exempt from taxation provided the tax savings are passed back to the Contract Owners. Otherwise, they are taxable at 1%.

3  Maine applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 403(b), 404, 408, 457 and 501.
4 Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 404, 408, 457 and 501.

5 We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, Account Value, withdrawals, death benefits or income payments.


6 Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a Contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403(b), 404, 408, 457, and 501(a).



                                     FFA-57

                                   APPENDIX B
--------------------------------------------------------------------------------

EARLY WITHDRAWAL CHARGES FROM THE FIXED INTEREST ACCOUNT


An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments from the Fixed Interest Account within seven years of when the Purchase Payments were allocated to the Fixed Interest Account in your Deferred Annuity. The Early Withdrawal Charge does not apply in certain situations or upon the occurrence of certain events or circumstances. When assessing Early Withdrawal Charges, we first assume that your withdrawal is from purchase payments that can be withdrawn without an Early Withdrawal Charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the Early Withdrawal Charge, we will then withdraw the amount requested from the Fixed Interest Account and the Divisions in the same proportion as the withdrawal is being made while only taking the withdrawal charge from the amounts allocated to the Fixed Interest Account. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. However, if the Early Withdrawal Charge is greater than the available purchase payments, then we will take the Early Withdrawal Charges, in whole or in part, from your earnings in the Fixed Interest Account. These charges may apply to transfers from the Fixed Interest Account into the Divisions.

For partial withdrawals, the Early Withdrawal Charge is determined by dividing the amount that is subject to the Early Withdrawal Charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the Early Withdrawal Charge. We will treat your request as a request for a full withdrawal if your Account Value is not sufficient to pay both the requested withdrawal and the Early Withdrawal Charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an Early Withdrawal Charge and pay You the rest.

The Early Withdrawal Charge on purchase payments allocated to the Fixed Interest Account and subsequently withdrawn (or transferred to the Divisions) is as follows:




 DURING PURCHASE PAYMENT YEAR     PERCENTAGE
------------------------------   -----------
               1                     7%
               2                     6%
               3                     5%
               4                     4%
               5                     3%
               6                     2%
               7                     1%
           8 & Later                 0%



The Early Withdrawal Charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of Early Withdrawal Charges we collect. However, we believe that our sales costs may exceed the Early Withdrawal Charges we collect. If so, we will pay the difference out of our general profits.

Because of the reduced sales costs for certain Enhanced Deferred Annuities, there are no Early Withdrawal Charges.

Certain deferred arrangements and plans assess no Early Withdrawal Charges on withdrawals. Please see your Certificate on withdrawal charges that apply to You.


WHEN NO EARLY WITHDRAWAL CHARGE FROM THE FIXED INTEREST ACCOUNT APPLIES

In some cases, we will not charge You the Early Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet one of the conditions listed below.

You do not pay an Early Withdrawal Charge:

   o   On withdrawals of purchase payments You made over seven years ago.



   o If You choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).


                                     FFA-58

   o If You die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.



   o If your Contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the Contract, that portion of the Account Value that equals the "step up" portion of the death benefit.



   o If You withdraw up to 20% (10% for certain TSA Enhanced Deferred Annuities) of your Account Value each Contract Year. This 20% (or 10%) total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time You make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 20% (or 10%) will You have to pay Early Withdrawal Charges.



   o If the withdrawal is required for You to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity, for purposes of this exception, we will treat the Contract as if it were your only account subject to the minimum distribution rules. This exception does not apply if You have a Non-Qualified Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Code.



   o Systematic Termination. For all Deferred Annuities except certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities, if the Contract is terminated, You may withdraw your total Account Value without an Early Withdrawal Charge when the Account Value is paid in annual installments based on the following percentages of your Account Value for that year's withdrawal:




 CONTRACT YEAR     PERCENTAGE
---------------   -----------
       1*             20%
       2              25%
       3            33 1/3%
       4              50%
       5           remainder



      *
Less that Contract Year's withdrawals.

       Any money You withdraw in excess of these percentages in any Contract Year will be subject to Early Withdrawal Charges. You may stop the systematic termination of the Contract. If You ask to restart systematic termination, You begin at the beginning of the schedule listed above.

   o If You are disabled and request a total withdrawal. Disability is defined in the Federal Social Security Act.

   o   If You retire



       o For certain Enhanced TSA Deferred Annuities, if You have also participated for at least 10 consecutive years. This does not apply for withdrawals of money transferred into the Contract from other investment vehicles on a tax-free basis (plus earnings on such amounts). Participated for at least 10 consecutive years means that your Contract must have been in existence for 10 years prior to the requested withdrawal.

       o For the Non-Qualified and certain PEDC Deferred Annuities, if You retire.



       o For certain TSA, PEDC and 403(a) Enhanced Deferred Annuities, if You also have participated for at least 10 consecutive years unless You retire according to the definition of retirement stated in your plan. Participated for at least 10 consecutive years means that your Contract must have been in existence for 10 years prior to the requested withdrawal.



   o If your plan provides payment on account of hardship and You suffer from an unforeseen hardship. (Except for certain TSA, 403(a), Non-Qualified and IRA Enhanced Deferred Annuities.) For certain TSA Enhanced Deferred Annuities, You must only have suffered an unforeseen hardship.



   o If You leave your job with the employer that bought the Deferred Annuity. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)



   o If your plan terminates and the withdrawal is transferred into another annuity contract we issue. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)


                                     FFA-59

   o If You make a direct transfer to other investment vehicles we have pre-approved. (Except for certain Non-Qualified and IRA Enhanced Deferred Annuities.)



   o If You withdraw money under a plan provision which we have pre-approved. (Except for certain TSA, Non-Qualified, PEDC and IRA Enhanced Deferred Annuities.)



   o If the plan or group of which You are a participant or member permits account reduction loans, You take an account reduction loan and the withdrawal consists of these account reduction loan amounts.



   o If You have transferred money which is not subject to a withdrawal charge (because You have satisfied contractual provisions for a withdrawal without the imposition of a Contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.



   o If permitted in your state, except for Non-Qualified and IRA Deferred Annuities, if You make a direct transfer to another funding option or annuity contract issued by us or one of our affiliates and we agree.


WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If You transferred money from certain eligible MetLife contracts into a Deferred Annuity, You may have different Early Withdrawal Charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual Early Withdrawal Charge schedule.

   o   Amounts transferred before January 1, 1996:

       We credit your transfer amounts with the time You held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges (determined as previously described) for transferred amounts from your original
       Contract:




 AFTER THE TRANSFER     PERCENTAGE
--------------------   -----------
          1                5%
          2                4%
          3                3%
          4                2%
          5                1%
    6 and Beyond           0%



   o   Amounts transferred on or after January 1, 1996:



       o For certain Contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine Early Withdrawal Charges for transferred amounts from your original
           Contract:




 AFTER THE TRANSFER     PERCENTAGE
--------------------   -----------
          1                5%
          2                4%
          3                3%
          4                2%
          5                1%
    6 and Beyond           0%



       o If we issued the other Contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other Contract as if they were made under the Deferred Annuity as of the date we received them under that Contract.



   o Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time You held them under your original Contract.


                                     FFA-60

DIVORCE. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.


                                     FFA-61

                                   APPENDIX C

--------------------------------------------------------------------------------
                     ACCUMULATION UNIT VALUES (IN DOLLARS)



This table shows fluctuations in the Accumulation Unit Values for Financial Freedom Deferred Annuities for each Division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).




                          0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                       NUMBER OF
                                                                                        BEGINNING OF                  ACCUMULATION
                                                                                            YEAR        END OF YEAR   UNITS END OF
                                                                                        ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2008    16.64          14.94              164
                                                                                2009    14.94          16.67              169
                                                                                2010    16.67          17.57              200
                                                                                2011    17.57          18.47              203
                                                                                2012    18.47          19.28              202
                                                                                2013    19.28          18.69              193
                                                                                2014    18.69          19.49              178
                                                                                2015    19.49          19.36              166
                                                                                2016    19.36          19.74              160
                                                                                2017    19.74          20.27              122
American Funds Global Small Capitalization Investment Division (Class 2)....... 2008    36.92          17.00              820
                                                                                2009    17.00          27.16              861
                                                                                2010    27.16          32.94              838
                                                                                2011    32.94          26.38              712
                                                                                2012    26.38          30.88              662
                                                                                2013    30.88          39.25              608
                                                                                2014    39.25          39.70              562
                                                                                2015    39.70          39.44              518
                                                                                2016    39.44          39.88              465
                                                                                2017    39.88          49.74              370
American Funds Growth Investment Division (Class 2)............................ 2008   196.86         109.26              286
                                                                                2009   109.26         150.89              304
                                                                                2010   150.89         177.40              304
                                                                                2011   177.40         168.23              285
                                                                                2012   168.23         196.45              257
                                                                                2013   196.45         253.20              239
                                                                                2014   253.20         272.16              217
                                                                                2015   272.16         288.09              196
                                                                                2016   288.09         312.45              175
                                                                                2017   312.45         397.09              141
American Funds Growth-Income Investment Division (Class 2)..................... 2008   133.79          82.37              337
                                                                                2009    82.37         107.09              328
                                                                                2010   107.09         118.21              311
                                                                                2011   118.21         114.96              290
                                                                                2012   114.96         133.78              271
                                                                                2013   133.78         176.93              248
                                                                                2014   176.93         193.91              235
                                                                                2015   193.91         194.88              209
                                                                                2016   194.88         215.28              181
                                                                                2017   215.28         261.00              144
American Funds(R) Balanced Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008    10.00           7.03               32
                                                                                2009     7.03           9.01               93
                                                                                2010     9.01          10.01              241
                                                                                2011    10.01           9.70              236
                                                                                2012     9.70          10.91              176
                                                                                2013    10.91          12.81              232
                                                                                2014    12.81          13.46              304
                                                                                2015    13.46          13.24              318
                                                                                2016    13.24          14.14              300
                                                                                2017    14.14          16.37              306
American Funds(R) Growth Allocation Investment Division (Class C)
(4/28/2008).................................................................... 2008     9.99           6.37               24
                                                                                2009     6.37           8.47               79
                                                                                2010     8.47           9.52              142
                                                                                2011     9.52           8.98              182
                                                                                2012     8.98          10.34              225
                                                                                2013    10.34          12.81              284
                                                                                2014    12.81          13.50              322
                                                                                2015    13.50          13.27              361
                                                                                2016    13.27          14.33              406
                                                                                2017    14.33          17.22              380



                                     FFA-62

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
American Funds(R) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................... 2008   10.01           7.70                 23
                                                                               2009    7.70           9.42                 63
                                                                               2010    9.42          10.26                151
                                                                               2011   10.26          10.18                194
                                                                               2012   10.18          11.18                193
                                                                               2013   11.18          12.57                225
                                                                               2014   12.57          13.21                294
                                                                               2015   13.21          12.99                338
                                                                               2016   12.99          13.77                370
                                                                               2017   13.77          15.41                331
Baillie Gifford International Stock Investment Division (Class A)............. 2008   23.75          13.14              1,021
                                                                               2009   13.14          15.91                971
                                                                               2010   15.91          16.90                852
                                                                               2011   16.90          13.41                672
                                                                               2012   13.41          15.88                585
                                                                               2013   15.88          18.17                521
                                                                               2014   18.17          17.44                465
                                                                               2015   17.44          16.94                415
                                                                               2016   16.94          17.68                368
                                                                               2017   17.68          23.68                331
BlackRock Bond Income Investment Division (Class A)........................... 2008   52.26          49.99                394
                                                                               2009   49.99          54.21                367
                                                                               2010   54.21          58.18                355
                                                                               2011   58.18          61.42                309
                                                                               2012   61.42          65.44                287
                                                                               2013   65.44          64.32                257
                                                                               2014   64.32          68.24                247
                                                                               2015   68.24          67.99                224
                                                                               2016   67.99          69.46                195
                                                                               2017   69.46          71.63                146
BlackRock Capital Appreciation Investment Division (Class E).................. 2008   14.19           8.90                 89
                                                                               2009    8.90          12.05                125
                                                                               2010   12.05          14.28                156
                                                                               2011   14.28          12.87                173
                                                                               2012   12.87          14.55                160
                                                                               2013   14.55          19.33                135
                                                                               2014   19.33          20.82                134
                                                                               2015   20.82          21.88                141
                                                                               2016   21.88          21.67                114
                                                                               2017   21.67          28.70                106
BlackRock Capital Appreciation Investment Division (Class E) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class E) and
before that FI Large Cap Investment Division (Class E)) (5/1/2006)............ 2008   18.81          10.27                 14
                                                                               2009   10.27          10.72                  0
Brighthouse Asset Allocation 100 Investment Division (Class A) (formerly
MetLife Asset Allocation 100 Investment Division (Class A) and before that
MetLife Aggressive Allocation Investment Division (Class A)) (5/1/2005)....... 2008   13.20           7.80                526
                                                                               2009    7.80          10.20                723
                                                                               2010   10.20          11.71                938
                                                                               2011   11.71          12.73                  0
Brighthouse Asset Allocation 100 Investment Division (Class A) (formerly
MetLife Asset Allocation 100 Investment Division (Class A)) (5/2/2011)........ 2011   12.70          10.93                956
                                                                               2012   10.93          12.67              1,025
                                                                               2013   12.67          16.29              1,014
                                                                               2014   16.29          16.98              1,051
                                                                               2015   16.98          16.54              1,056
                                                                               2016   16.54          17.89              1,015
                                                                               2017   17.89          21.84                804
Brighthouse Asset Allocation 20 Investment Division (Class A) (formerly
MetLife Asset Allocation 20 Investment Division (Class A)) (5/1/2005)......... 2008   11.51           9.79                332
                                                                               2009    9.79          11.71                380
                                                                               2010   11.71          12.80                464
                                                                               2011   12.80          13.12                490
                                                                               2012   13.12          14.23                628
                                                                               2013   14.23          14.74                447
                                                                               2014   14.74          15.29                463
                                                                               2015   15.29          15.11                407
                                                                               2016   15.11          15.68                376
                                                                               2017   15.68          16.65                368



                                     FFA-63

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Brighthouse Asset Allocation 40 Investment Division (Class A) (formerly
MetLife Asset Allocation 40 Investment Division (Class A)) (5/1/2005)......... 2008   11.96           9.31                529
                                                                               2009    9.31          11.44                691
                                                                               2010   11.44          12.67              1,045
                                                                               2011   12.67          12.71              1,289
                                                                               2012   12.71          14.07              1,481
                                                                               2013   14.07          15.49              1,576
                                                                               2014   15.49          16.14              1,771
                                                                               2015   16.14          15.86              1,651
                                                                               2016   15.86          16.71              1,225
                                                                               2017   16.71          18.38                859
Brighthouse Asset Allocation 60 Investment Division (Class A) (formerly
MetLife Asset Allocation 60 Investment Division (Class A)) (5/1/2005)......... 2008   12.42           8.80              1,718
                                                                               2009    8.80          11.06              2,113
                                                                               2010   11.06          12.44              2,409
                                                                               2011   12.44          12.18              2,647
                                                                               2012   12.18          13.69              3,048
                                                                               2013   13.69          16.04              3,373
                                                                               2014   16.04          16.74              3,493
                                                                               2015   16.74          16.41              3,531
                                                                               2016   16.41          17.47              3,253
                                                                               2017   17.47          19.90              2,676
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A) and before that
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............ 2013   11.89          13.60                 27
                                                                               2014   13.60          13.57                  0
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Asset Allocation 80 Investment Division (Class A)) (5/1/2005)......... 2008   12.90           8.31              1,607
                                                                               2009    8.31          10.65              2,142
                                                                               2010   10.65          12.12              2,566
                                                                               2011   12.12          11.58              2,806
                                                                               2012   11.58          13.29              3,038
                                                                               2013   13.29          16.39              3,170
                                                                               2014   16.39          17.14              3,177
                                                                               2015   17.14          16.72              3,232
                                                                               2016   16.72          17.96              3,033
                                                                               2017   17.96          21.25              2,375
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife Asset
Allocation 80 Investment Division and before that MetLife Growth Strategy
Investment Division (Class B) and before that Met/Franklin Templeton
Founding Strategy Investment Division (Class B)) (4/28/2008).................. 2008    9.99           7.05                  3
                                                                               2009    7.05           8.98                 14
                                                                               2010    8.98           9.79                 16
                                                                               2011    9.79           9.53                 23
                                                                               2012    9.53          10.96                 30
                                                                               2013   10.96          11.82                  0
Brighthouse/Artisan Mid Cap Value Investment Division (Class A) (formerly
Met/Artisan Mid Cap Value Investment Division (Class A))...................... 2008   39.80          21.28                431
                                                                               2009   21.28          29.85                419
                                                                               2010   29.85          34.02                387
                                                                               2011   34.02          35.98                377
                                                                               2012   35.98          39.87                334
                                                                               2013   39.87          54.05                300
                                                                               2014   54.05          54.57                270
                                                                               2015   54.57          48.95                234
                                                                               2016   48.95          59.63                218
                                                                               2017   59.63          66.64                168
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (formerly Met/Franklin Low Duration Total Return Investment
Division (Class B))........................................................... 2011    9.98           9.79                 12
                                                                               2012    9.79          10.13                 51
                                                                               2013   10.13          10.15                190
                                                                               2014   10.15          10.16                197
                                                                               2015   10.16          10.00                175
                                                                               2016   10.00          10.22                137
                                                                               2017   10.22          10.26                 81



                                     FFA-64

                        0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                    NUMBER OF
                                                                                     BEGINNING OF                  ACCUMULATION
                                                                                         YEAR        END OF YEAR   UNITS END OF
                                                                                     ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
Brighthouse/Wellington Balanced Investment Division (Class A) (formerly
Met/Wellington Balanced Investment Division (Class A))...................... 2008    51.10          38.07               798
                                                                             2009    38.07          44.23               751
                                                                             2010    44.23          48.04               655
                                                                             2011    48.04          49.41               541
                                                                             2012    49.41          55.00               495
                                                                             2013    55.00          65.70               453
                                                                             2014    65.70          71.95               429
                                                                             2015    71.95          73.11               361
                                                                             2016    73.11          77.49               335
                                                                             2017    77.49          88.39               301
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class A) (formerly Met/Wellington Core Equity Opportunities Investment
Division (Class A))......................................................... 2008    42.38          25.46               473
                                                                             2009    25.46          33.29               451
                                                                             2010    33.29          36.94               423
                                                                             2011    36.94          35.11               391
                                                                             2012    35.11          39.26               370
                                                                             2013    39.26          52.00               343
                                                                             2014    52.00          56.99               312
                                                                             2015    56.99          57.80               277
                                                                             2016    57.80          61.46               253
                                                                             2017    61.46          72.50               213
Brighthouse/Wellington Large Cap Research Investment Division (Class A)
(formerly Met/Wellington Large Cap Research Investment Division (Class A)).. 2008    86.77          54.05               654
                                                                             2009    54.05          63.94               604
                                                                             2010    63.94          71.41               545
                                                                             2011    71.41          71.12               473
                                                                             2012    71.12          80.08               418
                                                                             2013    80.08         106.77               386
                                                                             2014   106.77         120.52               355
                                                                             2015   120.52         125.21               312
                                                                             2016   125.21         134.96               280
                                                                             2017   134.96         163.67               249
Calvert VP SRI Balanced Investment Division (Class I)....................... 2008    29.13          19.81               228
                                                                             2009    19.81          24.59               203
                                                                             2010    24.59          27.31               190
                                                                             2011    27.31          28.29               166
                                                                             2012    28.29          30.97               152
                                                                             2013    30.97          36.20               143
                                                                             2014    36.20          39.31               131
                                                                             2015    39.31          38.08               122
                                                                             2016    38.08          40.69               113
                                                                             2017    40.69          45.14                93
Calvert VP SRI Mid Cap Investment Division (formerly Calvert VP SRI Mid
Cap Growth Investment Division)............................................. 2008    31.11          19.35               377
                                                                             2009    19.35          25.31               370
                                                                             2010    25.31          32.96               371
                                                                             2011    32.96          33.41               338
                                                                             2012    33.41          38.65               319
                                                                             2013    38.65          49.73               285
                                                                             2014    49.73          53.25               256
                                                                             2015    53.25          51.02               227
                                                                             2016    51.02          54.20               186
                                                                             2017    54.20          59.95               145
Clarion Global Real Estate Investment Division (Class E).................... 2008    16.65           9.61               415
                                                                             2009     9.61          12.85               423
                                                                             2010    12.85          14.79               412
                                                                             2011    14.79          13.86               398
                                                                             2012    13.86          17.32               449
                                                                             2013    17.32          17.78               471
                                                                             2014    17.78          19.97               453
                                                                             2015    19.97          19.53               420
                                                                             2016    19.53          19.52               365
                                                                             2017    19.52          21.44               274
ClearBridge Aggressive Growth Investment Division (Class A)................. 2008     8.28           5.00               318
                                                                             2009     5.00           6.62               340
                                                                             2010     6.62           8.13               336
                                                                             2011     8.13           8.34               429
                                                                             2012     8.34           9.82               452
                                                                             2013     9.82          14.20               577
                                                                             2014    14.20          16.75             1,231
                                                                             2015    16.75          15.96             1,171
                                                                             2016    15.96          16.29               923
                                                                             2017    16.29          19.15               720



                                     FFA-65

                           0.95 SEPARATE ACCOUNT CHARGE
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
ClearBridge Aggressive Growth Investment Division (Class A) (formerly
ClearBridge Aggressive Growth II Investment Division (Class E)) (1/1/2008)....... 2008   206.42
                                                                                  2009   118.71
                                                                                  2010   168.16
                                                                                  2011   182.42
                                                                                  2012   167.25
                                                                                  2013   203.18
                                                                                  2014   259.45
ClearBridge Aggressive Growth Investment Division (Class A) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class A) and
before that Legg Mason Value Equity Investment Division (Class A))............... 2008    9.87
                                                                                  2009    4.45
                                                                                  2010    6.08
                                                                                  2011    6.50
Fidelity Equity-Income Investment Division (Initial Class)....................... 2008   52.82
                                                                                  2009   30.00
                                                                                  2010   38.70
                                                                                  2011   44.15
                                                                                  2012   44.16
                                                                                  2013   51.32
                                                                                  2014   65.15
                                                                                  2015   70.16
                                                                                  2016   66.74
                                                                                  2017   78.03
Fidelity Government Money Market Investment Division (Initial Class)............. 2008   16.81
                                                                                  2009   17.15
                                                                                  2010   17.11
                                                                                  2011   16.99
                                                                                  2012   16.85
                                                                                  2013   16.72
                                                                                  2014   16.56
                                                                                  2015   16.41
                                                                                  2016   16.26
                                                                                  2017   16.14
Fidelity Growth Investment Division (Initial Class).............................. 2008   51.61
                                                                                  2009   27.01
                                                                                  2010   34.32
                                                                                  2011   42.22
                                                                                  2012   41.91
                                                                                  2013   47.61
                                                                                  2014   64.31
                                                                                  2015   70.90
                                                                                  2016   75.27
                                                                                  2017   75.16
Fidelity Investment Grade Bond Investment Division (Initial Class)............... 2008   24.80
                                                                                  2009   23.77
                                                                                  2010   27.25
                                                                                  2011   29.11
                                                                                  2012   30.95
                                                                                  2013   32.46
                                                                                  2014   31.59
                                                                                  2015   33.12
                                                                                  2016   32.61
                                                                                  2017   33.83
Fidelity Overseas Investment Division (Initial Class)............................ 2008   35.50
Frontier Mid Cap Growth Investment Division (Class A)............................ 2008   59.58
                                                                                  2009   32.03
                                                                                  2010   47.42
                                                                                  2011   54.16
                                                                                  2012   52.04
                                                                                  2013   57.21
                                                                                  2014   75.25
                                                                                  2015   82.85
                                                                                  2016   84.43
                                                                                  2017   88.15
Harris Oakmark International Investment Division (Class E)....................... 2008   20.18
                                                                                  2009   11.82
                                                                                  2010   18.19
                                                                                  2011   20.99
                                                                                  2012   17.86
                                                                                  2013   22.87
                                                                                  2014   29.60
                                                                                  2015   27.66
                                                                                  2016   26.18
                                                                                  2017   28.09



                           0.95 SEPARATE ACCOUNT CHARGE
                                                                                                   NUMBER OF
                                                                                                  ACCUMULATION
                                                                                    END OF YEAR   UNITS END OF
                                                                                   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                                 UNIT VALUE     THOUSANDS)
--------------------------------------------------------------------------------- -------------- -------------
ClearBridge Aggressive Growth Investment Division (Class A) (formerly
ClearBridge Aggressive Growth II Investment Division (Class E)) (1/1/2008)....... 118.71                20
                                                                                  168.16                30
                                                                                  182.42                32
                                                                                  167.25                30
                                                                                  203.18                30
                                                                                  259.45                25
                                                                                  270.66                 0
ClearBridge Aggressive Growth Investment Division (Class A) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class A) and
before that Legg Mason Value Equity Investment Division (Class A))...............   4.45               118
                                                                                    6.08               123
                                                                                    6.50               134
                                                                                    6.92                 0
Fidelity Equity-Income Investment Division (Initial Class).......................  30.00             1,908
                                                                                   38.70             1,765
                                                                                   44.15             1,632
                                                                                   44.16             1,386
                                                                                   51.32             1,271
                                                                                   65.15             1,180
                                                                                   70.16             1,077
                                                                                   66.74               961
                                                                                   78.03               856
                                                                                   87.27               739
Fidelity Government Money Market Investment Division (Initial Class).............  17.15               864
                                                                                   17.11               854
                                                                                   16.99               632
                                                                                   16.85               597
                                                                                   16.72               471
                                                                                   16.56               489
                                                                                   16.41               391
                                                                                   16.26               399
                                                                                   16.14               379
                                                                                   16.10               311
Fidelity Growth Investment Division (Initial Class)..............................  27.01             2,438
                                                                                   34.32             2,292
                                                                                   42.22             2,111
                                                                                   41.91             1,783
                                                                                   47.61             1,633
                                                                                   64.31             1,489
                                                                                   70.90             1,382
                                                                                   75.27             1,266
                                                                                   75.16             1,115
                                                                                  100.62               980
Fidelity Investment Grade Bond Investment Division (Initial Class)...............  23.77               730
                                                                                   27.25               794
                                                                                   29.11               761
                                                                                   30.95               691
                                                                                   32.46               686
                                                                                   31.59               527
                                                                                   33.12               477
                                                                                   32.61               424
                                                                                   33.83               365
                                                                                   34.93               293
Fidelity Overseas Investment Division (Initial Class)............................  33.46                 0
Frontier Mid Cap Growth Investment Division (Class A)............................  32.03             1,008
                                                                                   47.42               941
                                                                                   54.16               857
                                                                                   52.04               697
                                                                                   57.21               631
                                                                                   75.25               576
                                                                                   82.85               528
                                                                                   84.43               485
                                                                                   88.15               437
                                                                                  109.39               395
Harris Oakmark International Investment Division (Class E).......................  11.82               563
                                                                                   18.19               652
                                                                                   20.99               657
                                                                                   17.86               638
                                                                                   22.87               666
                                                                                   29.60               712
                                                                                   27.66               700
                                                                                   26.18               652
                                                                                   28.09               528
                                                                                   36.32               423



                                     FFA-66

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                     NUMBER OF
                                                                                      BEGINNING OF                  ACCUMULATION
                                                                                          YEAR        END OF YEAR   UNITS END OF
                                                                                      ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
Invesco Small Cap Growth Investment Division (Class E)....................... 2008   16.63          10.10                 62
                                                                              2009   10.10          13.40                 75
                                                                              2010   13.40          16.77                 64
                                                                              2011   16.77          16.45                 69
                                                                              2012   16.45          19.28                 69
                                                                              2013   19.28          26.81                104
                                                                              2014   26.81          28.69                 98
                                                                              2015   28.69          27.97                 96
                                                                              2016   27.97          30.90                 86
                                                                              2017   30.90          38.40                 62
Jennison Growth Investment Division (Class A)................................ 2008    5.70           3.59                460
                                                                              2009    3.59           4.98                477
                                                                              2010    4.98           5.50                475
                                                                              2011    5.50           5.48                429
                                                                              2012    5.48           6.29                611
                                                                              2013    6.29           8.53                550
                                                                              2014    8.53           9.22                514
                                                                              2015    9.22          10.12                599
                                                                              2016   10.12          10.04                539
                                                                              2017   10.04          13.66                502
Jennison Growth Investment Division (Class A) (formerly Oppenheimer
Capital Appreciation Investment Division (Class E)).......................... 2008   13.22           7.08                 59
                                                                              2009    7.08          10.09                 74
                                                                              2010   10.09          10.94                 88
                                                                              2011   10.94          10.72                 78
                                                                              2012   10.72          12.07                  0
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)....... 2013   13.32          14.68                 84
                                                                              2014   14.68          15.05                119
                                                                              2015   15.05          15.09                158
                                                                              2016   15.09          15.66                157
                                                                              2017   15.66          19.08                113
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2008    9.99           8.01                 10
                                                                              2009    8.01          10.14                 24
                                                                              2010   10.14          11.23                 23
                                                                              2011   11.23          11.37                 56
                                                                              2012   11.37          12.67                 79
                                                                              2013   12.67          13.24                  0
Loomis Sayles Small Cap Core Investment Division (Class A)................... 2008   38.64          24.54                176
                                                                              2009   24.54          31.66                183
                                                                              2010   31.66          40.00                177
                                                                              2011   40.00          39.86                174
                                                                              2012   39.86          45.23                170
                                                                              2013   45.23          63.19                179
                                                                              2014   63.19          64.95                162
                                                                              2015   64.95          63.38                146
                                                                              2016   63.38          74.88                133
                                                                              2017   74.88          85.49                111
Loomis Sayles Small Cap Growth Investment Division (Class A)................. 2008   11.69           6.81                195
                                                                              2009    6.81           8.77                186
                                                                              2010    8.77          11.44                194
                                                                              2011   11.44          11.67                215
                                                                              2012   11.67          12.86                190
                                                                              2013   12.86          18.94                245
                                                                              2014   18.94          18.99                216
                                                                              2015   18.99          19.14                194
                                                                              2016   19.14          20.14                221
                                                                              2017   20.14          25.34                127
MetLife Aggregate Bond Index Investment Division (Class A) (formerly
Barclays Aggregate Bond Index Investment Division (Class A))................. 2008   14.82          15.56              1,497
                                                                              2009   15.56          16.21              1,549
                                                                              2010   16.21          17.03              1,540
                                                                              2011   17.03          18.14              1,425
                                                                              2012   18.14          18.67              1,478
                                                                              2013   18.67          18.06              1,427
                                                                              2014   18.06          18.93              1,410
                                                                              2015   18.93          18.80              1,266
                                                                              2016   18.80          19.06              1,224
                                                                              2017   19.06          19.50              1,105



                                     FFA-67

                          0.95 SEPARATE ACCOUNT CHARGE
                                                                                         BEGINNING OF
                                                                                             YEAR
                                                                                         ACCUMULATION
INVESTMENT DIVISION                                                               YEAR    UNIT VALUE
-------------------------------------------------------------------------------- ------ --------------
MetLife Mid Cap Stock Index Investment Division (Class A)....................... 2008   17.46
                                                                                 2009   11.04
                                                                                 2010   14.98
                                                                                 2011   18.74
                                                                                 2012   18.21
                                                                                 2013   21.22
                                                                                 2014   27.99
                                                                                 2015   30.36
                                                                                 2016   29.36
                                                                                 2017   35.03
MetLife MSCI EAFE(R) Index Investment Division (Class A) (formerly MSCI
EAFE(R) Index Investment Division (Class A)).................................... 2008   17.95
                                                                                 2009   10.30
                                                                                 2010   13.13
                                                                                 2011   14.07
                                                                                 2012   12.19
                                                                                 2013   14.29
                                                                                 2014   17.26
                                                                                 2015   16.07
                                                                                 2016   15.74
                                                                                 2017   15.80
MetLife Russell 2000(R) Index Investment Division (Class A) (formerly Russell
2000(R) Index Investment Division (Class A)).................................... 2008   19.13
                                                                                 2009   12.60
                                                                                 2010   15.73
                                                                                 2011   19.78
                                                                                 2012   18.79
                                                                                 2013   21.66
                                                                                 2014   29.73
                                                                                 2015   30.94
                                                                                 2016   29.33
                                                                                 2017   35.24
MetLife Stock Index Investment Division (Class A)............................... 2008   51.03
                                                                                 2009   31.80
                                                                                 2010   39.76
                                                                                 2011   45.23
                                                                                 2012   45.63
                                                                                 2013   52.32
                                                                                 2014   68.43
                                                                                 2015   76.84
                                                                                 2016   77.01
                                                                                 2017   85.19
MFS Value Investment Division II (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................ 2008   15.13
                                                                                 2009    9.73
                                                                                 2010   10.72
                                                                                 2011   11.58
                                                                                 2012   11.71
                                                                                 2013   13.24
                                                                                 2014   17.31
                                                                                 2015   18.82
                                                                                 2016   17.51
                                                                                 2017   20.50
MFS(R) Research International Investment Division* (Class A).................... 2008   19.48
                                                                                 2009   11.14
                                                                                 2010   14.56
                                                                                 2011   16.11
                                                                                 2012   14.29
                                                                                 2013   16.56
                                                                                 2014   19.62
                                                                                 2015   18.12
                                                                                 2016   17.68
                                                                                 2017   17.40
MFS(R) Total Return Investment Division (Class A)............................... 2008   42.71
                                                                                 2009   32.94
                                                                                 2010   38.70
                                                                                 2011   42.20
                                                                                 2012   42.81
                                                                                 2013   47.32
                                                                                 2014   55.78
                                                                                 2015   60.03
                                                                                 2016   59.37
                                                                                 2017   64.23



                          0.95 SEPARATE ACCOUNT CHARGE
                                                                                                  NUMBER OF
                                                                                                 ACCUMULATION
                                                                                   END OF YEAR   UNITS END OF
                                                                                  ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                                UNIT VALUE     THOUSANDS)
-------------------------------------------------------------------------------- -------------- -------------
MetLife Mid Cap Stock Index Investment Division (Class A).......................  11.04             1,269
                                                                                  14.98             1,296
                                                                                  18.74             1,260
                                                                                  18.21             1,189
                                                                                  21.22             1,127
                                                                                  27.99             1,105
                                                                                  30.36             1,043
                                                                                  29.36               994
                                                                                  35.03               897
                                                                                  40.24               708
MetLife MSCI EAFE(R) Index Investment Division (Class A) (formerly MSCI
EAFE(R) Index Investment Division (Class A))....................................  10.30             1,490
                                                                                  13.13             1,526
                                                                                  14.07             1,493
                                                                                  12.19             1,387
                                                                                  14.29             1,265
                                                                                  17.26             1,188
                                                                                  16.07             1,172
                                                                                  15.74             1,095
                                                                                  15.80             1,054
                                                                                  19.55               857
MetLife Russell 2000(R) Index Investment Division (Class A) (formerly Russell
2000(R) Index Investment Division (Class A))....................................  12.60             1,191
                                                                                  15.73             1,207
                                                                                  19.78             1,203
                                                                                  18.79             1,040
                                                                                  21.66               934
                                                                                  29.73               851
                                                                                  30.94               786
                                                                                  29.33               723
                                                                                  35.24               668
                                                                                  40.04               573
MetLife Stock Index Investment Division (Class A)...............................  31.80             3,367
                                                                                  39.76             3,167
                                                                                  45.23             3,028
                                                                                  45.63             2,563
                                                                                  52.32             2,280
                                                                                  68.43             2,035
                                                                                  76.84             1,886
                                                                                  77.01             1,700
                                                                                  85.19             1,560
                                                                                 102.57             1,370
MFS Value Investment Division II (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................   9.73               312
                                                                                  10.72               309
                                                                                  11.58               347
                                                                                  11.71               361
                                                                                  13.24               298
                                                                                  17.31               319
                                                                                  18.82               329
                                                                                  17.51               314
                                                                                  20.50               310
                                                                                  21.83               225
MFS(R) Research International Investment Division* (Class A)....................  11.14             2,486
                                                                                  14.56             2,360
                                                                                  16.11             2,133
                                                                                  14.29             1,816
                                                                                  16.56             1,669
                                                                                  19.62             1,525
                                                                                  18.12             1,391
                                                                                  17.68             1,260
                                                                                  17.40             1,119
                                                                                  22.15               963
MFS(R) Total Return Investment Division (Class A)...............................  32.94             1,056
                                                                                  38.70               960
                                                                                  42.20               890
                                                                                  42.81               759
                                                                                  47.32               705
                                                                                  55.78               655
                                                                                  60.03               598
                                                                                  59.37               533
                                                                                  64.23               473
                                                                                  71.54               381



                                     FFA-68

                        0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                   NUMBER OF
                                                                                    BEGINNING OF                  ACCUMULATION
                                                                                        YEAR        END OF YEAR   UNITS END OF
                                                                                    ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
MFS(R) Value Investment Division (Class A)................................. 2008   14.87           9.80              1,059
                                                                            2009    9.80          11.73              1,035
                                                                            2010   11.73          12.95              1,023
                                                                            2011   12.95          12.93                953
                                                                            2012   12.93          14.95                867
                                                                            2013   14.95          20.10              1,032
                                                                            2014   20.10          22.06              1,001
                                                                            2015   22.06          21.82                912
                                                                            2016   21.82          24.73                795
                                                                            2017   24.73          28.91                655
MFS(R) Value Investment Division (Class A) (formerly FI Value Leaders
Investment Division (Class E))............................................. 2008   34.57          20.87                 58
                                                                            2009   20.87          25.16                 54
                                                                            2010   25.16          28.51                 55
                                                                            2011   28.51          26.47                 47
                                                                            2012   26.47          30.30                 43
                                                                            2013   30.30          33.42                  0
MFS(R) Value Investment Division (Class A) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008).......................... 2008    9.99           6.62                  3
                                                                            2009    6.62           8.19                 26
                                                                            2010    8.19           9.00                 54
                                                                            2011    9.00           8.87                 60
                                                                            2012    8.87          10.01                 69
                                                                            2013   10.01          10.98                  0
Morgan Stanley Mid Cap Growth Investment Division (Class A)................ 2010   14.24          16.61              2,835
                                                                            2011   16.61          15.36              2,434
                                                                            2012   15.36          16.67              2,175
                                                                            2013   16.67          23.00              1,907
                                                                            2014   23.00          23.08              1,704
                                                                            2015   23.08          21.77              1,482
                                                                            2016   21.77          19.78              1,318
                                                                            2017   19.78          27.50              1,174
Morgan Stanley Mid Cap Growth Investment Division (Class A) (formerly FI
Mid Cap Opportunities Investment Division (Class A))....................... 2008   22.13           9.80              3,029
                                                                            2009    9.80          12.99              2,939
                                                                            2010   12.99          14.09                  0
Neuberger Berman Genesis Investment Division (Class A)..................... 2008   21.29          12.99              1,045
                                                                            2009   12.99          14.56                922
                                                                            2010   14.56          17.54                861
                                                                            2011   17.54          18.38                802
                                                                            2012   18.38          20.04                696
                                                                            2013   20.04          27.49                677
                                                                            2014   27.49          27.24                590
                                                                            2015   27.24          27.14                514
                                                                            2016   27.14          31.91                460
                                                                            2017   31.91          36.59                364
Neuberger Berman Genesis Investment Division (Class A) (formerly MLA Mid
Cap Investment Division (Class E))......................................... 2008   16.23           9.93                121
                                                                            2009    9.93          13.47                117
                                                                            2010   13.47          16.42                312
                                                                            2011   16.42          15.41                287
                                                                            2012   15.41          16.09                111
                                                                            2013   16.09          17.48                  0
Oppenheimer Global Equity Investment Division (Class A) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............ 2008    9.99           6.59                  8
                                                                            2009    6.59           8.65                 20
                                                                            2010    8.65           9.23                 16
                                                                            2011    9.23           8.51                 25
                                                                            2012    8.51          10.30                 30
                                                                            2013   10.30          10.97                  0
Oppenheimer Global Equity Investment Division* (Class A)................... 2008   21.82          12.89              1,449
                                                                            2009   12.89          17.92              1,379
                                                                            2010   17.92          20.63              1,289
                                                                            2011   20.63          18.75              1,158
                                                                            2012   18.75          22.57              1,059
                                                                            2013   22.57          28.50                962
                                                                            2014   28.50          28.93                857
                                                                            2015   28.93          29.85                802
                                                                            2016   29.85          29.71                660
                                                                            2017   29.71          40.36                527



                                     FFA-69

                         0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                      NUMBER OF
                                                                                       BEGINNING OF                  ACCUMULATION
                                                                                           YEAR        END OF YEAR   UNITS END OF
                                                                                       ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
PIMCO Inflation Protected Bond Investment Division (Class E) (5/1/2006)....... 2008   12.43          11.49                328
                                                                               2009   11.49          13.45                478
                                                                               2010   13.45          14.37                523
                                                                               2011   14.37          15.83                673
                                                                               2012   15.83          17.13                806
                                                                               2013   17.13          15.41                652
                                                                               2014   15.41          15.74                551
                                                                               2015   15.74          15.12                443
                                                                               2016   15.12          15.72                429
                                                                               2017   15.72          16.13                320
PIMCO Total Return Investment Division (Class A).............................. 2008   13.93          13.89              1,436
                                                                               2009   13.89          16.29              1,580
                                                                               2010   16.29          17.50              1,749
                                                                               2011   17.50          17.93              1,605
                                                                               2012   17.93          19.46              1,628
                                                                               2013   19.46          18.94              1,569
                                                                               2014   18.94          19.61              1,379
                                                                               2015   19.61          19.48              1,236
                                                                               2016   19.48          19.84              1,081
                                                                               2017   19.84          20.60                839
SSGA Growth and Income ETF Investment Division (Class E) (5/1/2006)........... 2008   11.74           8.72                 16
                                                                               2009    8.72          10.80                 31
                                                                               2010   10.80          12.02                 58
                                                                               2011   12.02          12.05                 44
                                                                               2012   12.05          13.47                 78
                                                                               2013   13.47          15.10                114
                                                                               2014   15.10          15.85                128
                                                                               2015   15.85          15.40                143
                                                                               2016   15.40          16.15                113
                                                                               2017   16.15          18.56                 70
SSGA Growth ETF Investment Division (Class E) (5/1/2006)...................... 2008   12.04           8.00                 64
                                                                               2009    8.00          10.25                 75
                                                                               2010   10.25          11.59                 78
                                                                               2011   11.59          11.26                 80
                                                                               2012   11.26          12.84                 70
                                                                               2013   12.84          15.04                 77
                                                                               2014   15.04          15.71                 81
                                                                               2015   15.71          15.22                 75
                                                                               2016   15.22          16.12                 76
                                                                               2017   16.12          19.13                 58
T. Rowe Price Large Cap Growth Investment Division (Class A).................. 2008   16.14           9.29                777
                                                                               2009    9.29          13.20                783
                                                                               2010   13.20          15.31                793
                                                                               2011   15.31          15.00                730
                                                                               2012   15.00          17.68                734
                                                                               2013   17.68          24.37                901
                                                                               2014   24.37          26.34                880
                                                                               2015   26.34          28.90                879
                                                                               2016   28.90          29.13                802
                                                                               2017   29.13          38.64                729
T. Rowe Price Large Cap Growth Investment Division (Class A) (formerly
RCM Technology Investment Division (Class A))................................. 2008    8.13           4.49                358
                                                                               2009    4.49           7.08                395
                                                                               2010    7.08           9.00                451
                                                                               2011    9.00           8.04                402
                                                                               2012    8.04           8.95                343
                                                                               2013    8.95           9.39                  0
T. Rowe Price Mid Cap Growth Investment Division (Class A).................... 2008   10.44           6.24                916
                                                                               2009    6.24           9.02                959
                                                                               2010    9.02          11.44                942
                                                                               2011   11.44          11.18                883
                                                                               2012   11.18          12.62                870
                                                                               2013   12.62          17.12                937
                                                                               2014   17.12          19.17                965
                                                                               2015   19.17          20.30              1,055
                                                                               2016   20.30          21.41                915
                                                                               2017   21.41          26.55                766



                                     FFA-70

                      0.95 SEPARATE ACCOUNT CHARGE
                                                                                                                NUMBER OF
                                                                                 BEGINNING OF                  ACCUMULATION
                                                                                     YEAR        END OF YEAR   UNITS END OF
                                                                                 ACCUMULATION   ACCUMULATION     YEAR (IN
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE     THOUSANDS)
------------------------------------------------------------------------ ------ -------------- -------------- -------------
T. Rowe Price Small Cap Growth Investment Division (Class A)............ 2008   17.07          10.78              1,479
                                                                         2009   10.78          14.85              1,453
                                                                         2010   14.85          19.84              1,455
                                                                         2011   19.84          20.01              1,253
                                                                         2012   20.01          23.02              1,142
                                                                         2013   23.02          32.97              1,078
                                                                         2014   32.97          34.92                964
                                                                         2015   34.92          35.53                923
                                                                         2016   35.53          39.33                803
                                                                         2017   39.33          47.87                681
Victory Sycamore Mid Cap Value Investment Division (Class A) (formerly
Invesco Mid Cap Value Investment Division (Class A)).................... 2008   28.44          14.83                963
                                                                         2009   14.83          21.76                961
                                                                         2010   21.76          27.23                946
                                                                         2011   27.23          25.25                827
                                                                         2012   25.25          27.98                  0
Victory Sycamore Mid Cap Value Investment Division (Class A) (formerly
Invesco Mid Cap Value Investment Division (Class A)).................... 2012   27.85          28.75                756
                                                                         2013   28.75          37.21                657
                                                                         2014   37.21          40.53                622
                                                                         2015   40.53          36.63                551
                                                                         2016   36.63          42.02                485
                                                                         2017   42.02          45.69                418
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A)...................................................... 2008   23.14          19.48                248
                                                                         2009   19.48          25.52                271
                                                                         2010   25.52          28.50                311
                                                                         2011   28.50          29.97                309
                                                                         2012   29.97          33.10                390
                                                                         2013   33.10          33.15                400
                                                                         2014   33.15          34.63                416
                                                                         2015   34.63          33.72                360
                                                                         2016   33.72          36.26                642
                                                                         2017   36.26          38.87                446
Western Asset Management Strategic Bond Opportunities Investment
Division (Class A) (formerly Lord Abbett Bond Debenture Investment
Division (Class A))..................................................... 2008   15.93          12.88                617
                                                                         2009   12.88          17.49                629
                                                                         2010   17.49          19.61                608
                                                                         2011   19.61          20.37                543
                                                                         2012   20.37          22.84                603
                                                                         2013   22.84          24.47                632
                                                                         2014   24.47          25.48                625
                                                                         2015   25.48          24.77                577
                                                                         2016   24.77          25.57                  0
Western Asset Management U.S. Government Investment Division (Class A).. 2008   18.18          17.95                348
                                                                         2009   17.95          18.55                320
                                                                         2010   18.55          19.44                286
                                                                         2011   19.44          20.32                258
                                                                         2012   20.32          20.81                246
                                                                         2013   20.81          20.46                211
                                                                         2014   20.46          20.84                197
                                                                         2015   20.84          20.76                193
                                                                         2016   20.76          20.83                165
                                                                         2017   20.83          21.03                152


* We are waiving a portion of the Separate Account charge for the Investment Divisions investing in the Met/Wellington Large Cap Research Portfolio, the Oppenheimer Global Equity Investment Division and MFS(R) Research International Investment Division (Class A).

The assets of the Lord Abbett Bond Debenture Investment Division of the Met Investors Fund merged into Western Asset Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016. Accumulation Unit Values prior to May 2, 2016 are those of the Lord Abbett Bond Debenture Investment Division.

The assets of the ClearBridge Aggressive Growth II Investment Division of the Met Investors Fund merged into ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the ClearBridge Aggressive Growth II Investment Division.

The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division.



                                     FFA-71

The assets of the FI Value Leaders Investment Division (Class E) of the Metropolitan Fund were merged into MFS(R) Value Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.

The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.

The assets of the Met/Franklin Mutual Shares Investment Division (Class B) of the Met Investors Fund were merged into MFS(R) Value Investment Division (Class
A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division.

The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.

The assets of the MLA Mid Cap Investment Division (Class E) of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division (Class A) of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.

The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.

The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.

The assets of the Met/Templeton Growth Investment Division (Class B) of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division (Class A) of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.

The assets of the Oppenheimer Capital Appreciation Investment Division (Class
E) of the Met Investors Fund were merged into the Jennison Growth Investment Division (Class A) of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.

The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.

The assets of Legg Mason Value Equity Investment Division of the Met Investors Trust were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason Value Equity Investment Division.

The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Trust on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.

The assets of FI Mid Cap Opportunities Investment Division were merged into the Morgan Stanley Mid Cap Growth Investment Division on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.

The assets of FI Large Cap Investment Division of the Metropolitan Funds were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Met Investors Fund on May 1, 2009. Accumulation Unit Values prior to May 1, 2009 are those of the FI Large Cap Investment Division.

Effective April 28, 2008, the Fidelity Overseas Investment Division of the Fidelity(R)VIP Funds was replaced by the MFS Research International Division of the Met Investors Fund, and, is no longer available as a funding option.

The assets of BlackRock Large Cap Investment Division of the Metropolitan Fund were merged into the WMC Large Cap Research Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.



                                     FFA-72

The assets of the MFS(R) Investors Trust Investment Division were merged into the Legg Mason Value Equity Investment Division prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.

The assets in Met/Putnam Voyager Investment Division were merged into Jennison Growth Investment Division prior to the opening of business on May 2, 2005. The Met/Putnam Voyager Investment Division is no longer available.

Please see the Table of Expenses for more information.


                                     FFA-73

                                   APPENDIX D

--------------------------------------------------------------------------------
                ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS



Certain Portfolios and trusts were subject to a merger or name change. The charts below identify the former name and new name of each of these Portfolios, and where applicable, the former name and the new name of the trust of which the Portfolio is a part.


FUND MERGERS


THE FOLLOWING FORMER PORTFOLIOS WERE MERGED.




                       FORMER NAME                                   NEW NAME
-------------------------------------------------------- -------------------------------
BRIGHTHOUSE FUNDS TRUST II                               BRIGHTHOUSE FUNDS TRUST II
 MFS(R) Value Portfolio II Class E (formerly BlackRock   MFS(R) Value Portfolio Class E
  Large Cap Value Portfolio Class E)



PORTFOLIO NAME CHANGES

The following former Portfolios were renamed:




                FORMER NAME                                     NEW NAME
------------------------------------------ -------------------------------------------------
BRIGHTHOUSE FUNDS TRUST I                  BRIGHTHOUSE FUNDS TRUST I
 Invesco Mid Cap Value Portfolio Class A   Victory Sycamore Mid Cap Value Portfolio Class A




                                     FFA-74

                                   APPENDIX E

--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                       PORTFOLIO/SERIES                      MARKETING NAME
----------------------------------------- ----------------------------------- -------------------------------------
American Funds Insurance Series(R)        Bond Fund                           American Funds Bond Fund
American Funds Insurance Series(R)        Global Small Capitalization Fund    American Funds Global Small
                                                                              Capitalization Fund
American Funds Insurance Series(R)        Growth-Income Fund                  American Funds Growth-Income
                                                                              Fund
American Funds Insurance Series(R)        Growth Fund                         American Funds Growth Fund
Fidelity(R) Variable Insurance Products   Investment Grade Bond Portfolio     Fidelity VIP Investment Grade Bond
                                                                              Portfolio
Fidelity(R) Variable Insurance Products   Equity-Income Portfolio             Fidelity VIP Equity-Income Portfolio
Fidelity(R) Variable Insurance Products   Growth Portfolio                    Fidelity VIP Growth Portfolio
Fidelity(R) Variable Insurance Products   Government Money Market Portfolio   Fidelity VIP Government Money
                                                                              Market Portfolio



                                     FFA-75

                                   APPENDIX F

--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.


                                     FFA-76

                                   APPENDIX G

--------------------------------------------------------------------------------
         TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
SERVICES
PRINCIPAL UNDERWRITER
CUSTODIAN
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT
EXPERIENCE FACTOR
VARIABLE INCOME PAYMENTS
  ASSUMED INVESTMENT RETURN (AIR)
  AMOUNT OF INCOME PAYMENTS
  ANNUITY UNIT VALUE
  REALLOCATING PRIVILEGE
CALCULATING THE ANNUITY UNIT VALUE
  DETERMINING THE VARIABLE INCOME PAYMENT
ADVERTISEMENT OF THE SEPARATE ACCOUNT
VOTING RIGHTS
  DISREGARDING VOTING INSTRUCTIONS
TAXES
  NON-QUALIFIED ANNUITY CONTRACTS
  QUALIFIED ANNUITY CONTRACTS
  TYPES OF QUALIFIED ANNUITY CONTRACTS
  ERISA
  FEDERAL ESTATE TAXES
  GENERATION-SKIPPING TRANSFER TAX
  ANNUITY PURCHASE PAYMENT BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
WITHDRAWALS
FINANCIAL STATEMENTS



                                     FFA-77

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                           REQUEST FOR A STATEMENT OF

                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

     [ ] Financial Freedom Account Variable Annuity Contract

     [ ] Brighthouse Funds Trust I

     [ ] Brighthouse Funds Trust II

     [ ] American Funds Insurance Series(R)

     [ ] Calvert Variable Series, Inc.

     [ ] Fidelity Variable Insurance Products Funds

     [ ] I have changed my address. My current address is:


                                           Name --------------------------------
-------------------------------------
            (Contract Number)
                                           Address -------------------------------

-------------------------------------      -------------------------------------
               (Signature)                                                      Zip

Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342



                                     FFA-79